VANGUARD(R)
MUNICIPAL BOND FUNDS

April 30, 2000

Semiannual


VANGUARD TAX-EXEMPT
  MONEY MARKET FUND

VANGUARD SHORT-TERM
  TAX-EXEMPT FUND

VANGUARD LIMITED-TERM
  TAX-EXEMPT FUND

VANGUARD INTERMEDIATE-TERM
  TAX-EXEMPT FUND

VANGUARD INSURED LONG-TERM
  TAX-EXEMPT FUND

VANGUARD LONG-TERM
  TAX-EXEMPT FUND

VANGUARD HIGH-YIELD
  TAX-EXEMPT FUND


[PHOTO]


[THE VANGUARD GROUP LOGO]

HAVE THE PRINCIPLES OF INVESTING CHANGED?

In a world of frenetic change in business, technology, and the financial markets, it is natural to wonder whether the basic principles of investing have changed.

       We don't think so.

       The most successful investors over the coming decade will be those who began the new century with a fundamental understanding of risk and who had the discipline to stick with long-term investment programs.

    Certainly, investors today confront a challenging, even unprecedented, environment. Valuations of market indexes are at or near historic highs. The strength and duration of the bull market in U.S. stocks have inflated people's expectations and diminished their recognition of the market's considerable risks. And the incredible divergence in stock returns--many technology-related stocks gained 100% or more in 1999, yet prices fell for more than half of all stocks--has made some investors question the idea of diversification.

    And then there is the Internet. Undeniably, it is a powerful medium for communications and transacting business. For investors, the Internet is a vast source of information about investments, and online trading has made it inexpensive and convenient to trade stocks and invest in mutual funds.

    However, new tools do not guarantee good workmanship. Information is not the same as wisdom. Indeed, much of the information, opinion, and rumor that swirl about financial markets each day amounts to "noise" of no lasting significance. And the fact that rapid-fire trading is easy does not make it beneficial. Frequent trading is almost always counterproductive because costs--even at low commission rates--and taxes detract from the returns that the markets provide. Sadly, many investors jump into a "hot" mutual fund just in time to see it cool off. Meanwhile, long-term fund investors are hurt by speculative trading activity because they bear part of the costs involved in accommodating purchases and redemptions.

    Vanguard believes that intelligent investors should resist short-term thinking and focus instead on a few time-tested principles:

    - Invest for the long term. Pursuing your long-term investment goals is more like a marathon than a sprint.

    - Diversify your investments with holdings in stocks, bonds, and cash investments. Remember that, at any moment, some part of a diversified portfolio will lag other parts, and be wary of taking on more risk by "piling onto" the best-performing part of your holdings. Today's leader could well be tomorrow's laggard.

    - Step back from the daily frenzy of the markets; focus on your overall asset allocation.

    - Capture as much of the market's return as possible by minimizing costs and taxes. Costs and taxes diminish long-term returns while doing nothing to reduce the risks you incur as an investor.

CONTENTS
REPORT FROM THE CHAIRMAN.................... 1

THE MARKETS IN PERSPECTIVE.................. 4

REPORT FROM THE ADVISER..................... 6

PERFORMANCE SUMMARIES....................... 8

FUND PROFILES...............................12

FINANCIAL STATEMENTS........................20


   All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

  "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and
             "500" are trademarks of The McGraw-Hill Companies, Inc.

 Frank Russell Company is the owner of trademarks and copyrights relating to the
                                Russell Indexes.

  "Wilshire 5000(R)" and "Wilshire 4500" are trademarks of Wilshire Associates
                                  Incorporated.

REPORT FROM THE CHAIRMAN

[PHOTO]
John J. Brennan

Municipal bond prices dipped slightly for all but the very shortest and very longest maturities during the six months ended April 30, a period of generally rising interest rates. All seven of our municipal bond funds posted positive returns for the period, ranging from 1.3% for the Limited-Term Tax-Exempt Fund to 3.5% for the Insured Long-Term Tax-Exempt and Long-Term Tax-Exempt Funds. Importantly, each of our funds earned a higher return than that of its average peer.

       The adjacent table presents each fund's six-month total return (capital change plus reinvested dividends), along with a breakdown of its capital and income components. The table also shows each fund's yield as of April 30. The income dividends paid by our funds are generally free from federal income taxes.


-------------------------------------------------------------------
                       COMPONENTS OF TOTAL RETURNS
                     SIX MONTHS ENDED APRIL 30, 2000
                     -------------------------------       SEC
                      TOTAL    INCOME     CAPITAL       ANNUALIZED
TAX-EXEMPT FUND      RETURN    RETURN     RETURN          YIELD*
-------------------------------------------------------------------
Money Market**        1.8%      1.8%       0.0%           4.26%
Short-Term            1.6       2.0       -0.4            4.35
Limited-Term          1.3       2.2       -0.9            4.75
Intermediate-Term     2.1       2.6       -0.5            5.04
Insured Long-Term     3.5       2.8        0.7            5.33
Long-Term             3.5       2.8        0.7            5.34
High-Yield            2.1       2.9       -0.8            5.75
-------------------------------------------------------------------

 *7-day yield for the Tax-Exempt Money Market Fund; 30-day yield for other funds.

**An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

       It's important to note that semiannual returns for bond funds account for only half of the year's interest income, while price changes reflect current movements in interest rates--rising when rates fall and falling when rates rise. For perspective, we present a full year's interest income in the returns shown in the table on page 2. Keep in mind that, while bond prices can swing dramatically, over the long run it is interest income that accounts for virtually all of a bond fund's total return. A rise in interest rates causes an immediate price decline, but the long-term effect can be beneficial because there is more income to reinvest at higher yields. Conversely, when interest rates drop, bond prices rise immediately, but over the long haul, lower rates diminish the income earned on reinvested dividends.

       The table on page 3 compares the returns for each of our funds with those of tax-exempt funds with similar maturities. And in the table following this letter, we present each fund's net asset value at the beginning and end of the fiscal half-year, along with the per-share amount of income dividends for the six- and twelve-month periods. The Performance Summaries on pages 8 through 11 show each fund's returns for various periods, compared with those of an appropriate unmanaged index.

THE PERIOD IN REVIEW

The U.S. economy displayed remarkable vigor during the six months. Its staying power was impressive too: April marked the 109th month of uninterrupted expansion--more than nine years without a recession. Preliminary estimates for the first quarter of 2000 indicated that the economy was growing at a 5.4% annual rate, a strong follow-up to the previous quarter's astounding 7.3% rate.

-----------------------------------------------------------
                            COMPONENTS OF TOTAL RETURNS
                         TWELVE MONTHS ENDED APRIL 30, 2000
                         ----------------------------------
                          TOTAL        INCOME       CAPITAL
TAX-EXEMPT FUND          RETURN        RETURN       RETURN
-----------------------------------------------------------
Money Market               3.4%         3.4%          0.0%
Short-Term                 2.7          3.8          -1.1
Limited-Term               1.3          4.3          -3.0
Intermediate-Term         -0.1          4.9          -5.0
Insured Long-Term         -1.3          5.2          -6.5
Long-Term                 -1.8          5.2          -7.0
High-Yield                -2.6          5.4          -8.0
-----------------------------------------------------------

       A growing economy creates a good climate for stocks, and the overall stock market, as measured by the Wilshire 5000 Total Market Index, rose 9.7% for the half-year. However, concerns about inflation and the high valuations of many tech stocks contributed to very high volatility. The volatility was especially evident among small-capitalization and technology issues. The small-cap Russell 2000 Index, for example, saw a 35.2% gain from October 31 through February 29, followed by a -12.2% decline in March and April, resulting in an 18.7% half-year return.

       The climate was not quite so kind to bonds. The Federal Reserve Board, fearing that the economy's rapid expansion would ignite inflation, raised short-term interest rates by 25 basis points (0.25 percentage point) on March 21--the third quarter-point increase during the half-year and the fifth in nine months. The yield of 3-month U.S. Treasury bills increased 74 basis points during the six months, to 5.83% as of April 30. But yields of longer-term bonds didn't rise as far. Indeed, the U.S. Treasury's repurchase of some of its long-term issues caused yields on very long-term Treasury bonds to fall slightly. The 30-year Treasury bond's yield on April 30 was 5.96%--20 basis points below where it started the fiscal year and 66 basis points below the 6.62% yield on 3-year Treasury notes. The overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, recorded a 1.4% total return.

       Interest rates on tax-exempt municipal bonds traced a similar pattern. Short- and intermediate-term rates rose while yields on long-term bonds were relatively stable. The yield on top-quality 10-year munis rose 11 basis points, and the yield of a 2-year muni climbed nearly 60 basis points. However, the yield of a high-quality 30-year municipal bond dipped to 5.80% from 5.89% six months earlier. (For investors in the highest federal income tax bracket, a tax-exempt yield of 5.80% is equivalent to a 9.60% yield on taxable bonds.) The Lehman Brothers Municipal Bond Index, which has an average maturity of about 14 years, returned 2.6% for the six months. The Report From The Adviser on page 6 provides more details about the municipal market.

PERFORMANCE OVERVIEW

As noted earlier, each of our seven municipal bond funds earned a positive return topping that of its average peer during the half-year. Our High-Yield Tax-Exempt Fund registered the largest margin, earning 2.3 percentage points more than the average tax-exempt high-yield fund, while our Limited-Term Tax-Exempt Fund outpaced its average peer only slightly. Although six months is too brief a period to judge a mutual fund's merits, we think it's worth noting that we achieved superior returns while maintaining credit quality higher than that of many funds with similar maturities. We have accomplished with considerable consistency the feat of providing high-quality portfolios with above-average returns because of our significant cost advantage. The expense ratio (annualized expenses as a percentage of average net assets) for our tax-exempt funds is below 0.20% ($2.00 per $1,000 in assets), a small fraction of the expense ratios charged by peer funds. The average tax-exempt money market fund carries an expense ratio of 0.68% ($6.80 per $1,000). Average expense ratios for longer-term muni bond funds range from 0.80% to 1.17%. The lower expense ratios of our funds more than compensate for the fact that higher-quality securities pay slightly lower yields than lower-quality bonds.

       The other factor that contributes importantly to our strong performance is the skill of our investment adviser, Vanguard Fixed Income Group, whose adroit management and careful credit research serve shareholders well.


--------------------------------------------------------------------
                                         TOTAL RETURNS
                                SIX MONTHS ENDED APRIL 30, 2000
                           -----------------------------------------
                                           AVERAGE
                           VANGUARD       COMPETING
TAX-EXEMPT FUND              FUND            FUND*        DIFFERENCE
--------------------------------------------------------------------
Money Market                 1.8%            1.5%            +0.3%
Short-Term                   1.6             1.3**           +0.3
Limited-Term                 1.3             1.2             +0.1
Intermediate-Term            2.1             1.7             +0.4
Insured Long-Term            3.5             2.5             +1.0
Long-Term                    3.5             2.1             +1.4
High-Yield                   2.1            -0.2             +2.3
--------------------------------------------------------------------

 *Derived from data provided by Lipper Inc.

**Adjusted to exclude funds with a dollar-weighted average maturity greater than two years as of March 31, 2000.


IN SUMMARY

For investors in fixed-income securities, the past six months were nothing to write home about. However, even though bond returns have lagged the sizzling stock market recently, the argument for holding bonds in a balanced portfolio is no less persuasive. Fixed-income investments add to a portfolio's diversification, and interest income is a valuable and durable component of total return that, when compounded over long periods, plays an important role in accumulating wealth. And for those in higher tax brackets, the tax-exempt status of income from municipal bond funds is especially valuable.

       History has taught us that investors who maintain exposure to the major asset classes through balanced portfolios of well-diversified stock funds, bond funds, and short-term reserves generally find it easier to maintain equilibrium in turbulent times. We urge you to base your investment plans on your own goals, time horizon, and risk tolerance--and then to stick with those plans over the long haul.

/s/ JOHN J. BRENNAN

John J. Brennan
Chairman and Chief Executive Officer                                May 17, 2000


FUND STATISTICS
-------------------------------------------------------------------------------------------------------------------
                                                                        PERIODS ENDED APRIL 30, 2000
                              NET ASSET VALUE             ---------------------------------------------------------
                                 PER SHARE                       SIX MONTHS                    TWELVE MONTHS
                         --------------------------       -------------------------      --------------------------
                         OCTOBER 31,      APRIL 30,        INCOME           CAPITAL       INCOME            CAPITAL
TAX-EXEMPT FUND             1999            2000          DIVIDENDS          GAINS       DIVIDENDS           GAINS
-------------------------------------------------------------------------------------------------------------------
Money Market               $ 1.00          $ 1.00          $0.018              --          $0.034              --
Short-Term                  15.48           15.42           0.300              --           0.589              --
Limited-Term                10.59           10.49           0.232              --           0.461              --
Intermediate-Term           12.79           12.73           0.322              --           0.646              --
Insured Long-Term           11.69           11.77           0.324              --           0.647              --
Long-Term                   10.34           10.41           0.286              --           0.570              --
High-Yield                  10.13           10.05           0.291              --           0.581              --
-------------------------------------------------------------------------------------------------------------------

THE MARKETS IN PERSPECTIVE
SIX MONTHS ENDED APRIL 30, 2000

A surging economy, rising corporate profits, and enthusiasm for technology stocks carried broad stock market indexes higher during the volatile but generally rewarding six months ended April 30, 2000.

       Stocks rose despite a modest pickup in inflation and a rise in interest rates, both of which did some damage to bond prices. Through the first four months of the period, the stock market was dominated by optimism about the long-term outlook for technology, telecommunications, and media companies. But sentiment then shifted and the tech and telecom groups fell sharply, giving back some of the spectacular gains achieved over the previous year or so.

       For both bond and stock investors, uncertainty centered mainly on how the Federal Reserve Board would react to the surprising performance of the U.S. economy, which grew at a 7.3% pace in the final three months of 1999 and at a still-robust 5.4% during the first quarter of 2000. With U.S. unemployment at a three-decade low of 3.9%, Fed policymakers grew increasingly concerned that inflation was bound to worsen. The Fed raised short-term interest rates by 0.25 percentage point three times during the six-month period. These boosts, following identical increases in June and August of 1999, took the Fed's target for short-term rates to 6.0%. Yet the economy continued to soar--including even the housing and automobile sectors, which often are the first to slow down in response to higher interest rates.


-----------------------------------------------------------------------------------
                                                          TOTAL RETURNS
                                                   PERIODS ENDED APRIL 30, 2000
                                              -------------------------------------
                                              6 MONTHS        1 YEAR       5 YEARS*
-----------------------------------------------------------------------------------
STOCKS
   S&P 500 Index                                 7.2%          10.1%          25.3%
   Russell 2000 Index                           18.7           18.4           15.3
   Wilshire 5000 Index                           9.7           12.2           23.9
   MSCI EAFE Index                               6.8           14.2           10.7
-----------------------------------------------------------------------------------
BONDS
   Lehman Aggregate Bond Index                   1.4%           1.3%           6.8%
   Lehman 10 Year Municipal Bond Index           2.4           -0.3            6.1
   Salomon Smith Barney 3-Month
      U.S. Treasury Bill Index                   2.7            5.1            5.2
-----------------------------------------------------------------------------------
OTHER
   Consumer Price Index                          1.8%           3.0%           2.4%
-----------------------------------------------------------------------------------

 *Annualized.


       Inflation gauges provided ambiguous readings. The Consumer Price Index increased 1.8% and 3.0% for the 6- and 12-month periods ended April 30, but much of the acceleration in inflation was due to higher energy and food prices. The core inflation rate, which excludes those sectors, was up a less-ominous 2.2% over the year.

U.S. STOCK MARKETS

The technology sector, which accounts for about one-quarter of the stock market's total value, dominated the market during the half-year, despite suffering a sharp setback late in the period. Even after a -34% fall from March 10 through mid-April, the tech-heavy Nasdaq Composite Index registered a 30.8% return for the six months.

       The overall stock market, as measured by the Wilshire 5000 Total Market Index, gained 9.7%. There was a decided split in results from large- and small-capitalization stocks.

The large-cap S&P 500 Index returned 7.2%, while the rest of the U.S. stock market gained 19.2%.

       Top performers during the half-year were companies in computer software and hardware, semiconductors, Internet-related businesses, and wireless communications. Fully half of the 58 companies in the S&P 500's technology group gained more than 50%, and the average return for tech stocks exceeded 39%. A number of tech-related companies in the producer-durables sector also posted impressive gains, and the sector as a whole returned 32%. A return of 34% was achieved by the oil-drilling and services companies in the "other energy" category, which benefited from higher oil and gas prices. The worst-performing sector was consumer staples (-18%), a category that includes supermarket, food, beverage, and tobacco stocks. Next in line were financial-services companies (-7%), hurt by higher short-term interest rates, which tend to raise borrowing costs for banks and can lead to increased loan defaults.

U.S. BOND MARKETS

The Federal Reserve Board's three rate increases succeeded in elevating other short-term rates. For example, yields of 3-month U.S. Treasury bills rose during the half-year to 5.83%, an increase of 0.74 percentage point (74 basis points) that virtually matched the Fed's target. However, long-term rates didn't move nearly as far. The 10-year Treasury note rose just 19 basis points, to 6.21%, as of April 30. And yields actually fell a bit for very long-term Treasury bonds, a result of shrinking supply. Because of the federal government's budget surplus, the U.S. Treasury decided to reduce issuance of new bonds and to buy back some of its existing long-term bonds. As investors reacted, the yield of the 30-year Treasury declined 20 basis points--from 6.16% to 5.96%--during the half-year.

       The result of higher short-term rates and relatively stable long-term rates was an unusual inversion in the Treasury yield curve. Instead of the usual upward-sloping curve--which shows yields increasing in tandem with maturities--there was a pronounced drop-off. As of April 30, the yield of 30-year Treasuries was two-thirds of a percentage point below the 6.62% yield on 3-year Treasury notes.

       A similar pattern emerged outside the Treasury market, although long-term yields remained above yields for short-term corporate, municipal, and mortgage-backed securities. The overall bond market, as measured by the Lehman Aggregate Bond Index, provided a 1.4% return, as an average price decline of -2.0% offset most of a 3.4% income return.

INTERNATIONAL STOCK MARKETS

Despite declines in March and April, stock markets in Europe, Asia, and many emerging markets produced strong half-year gains as investors responded to improving global economic growth and a rise in corporate merger-and-acquisition activity. However, many of the gains were slashed for U.S. investors as the dollar gained strength against most other currencies. (Conversely, when the dollar falls in value, returns from abroad are enhanced for U.S. investors.)

       In U.S.-dollar terms, the overall return from developed foreign markets was a very solid 6.8%, as measured by the Morgan Stanley Capital International Europe, Australasia, Far East Index. However, in local currencies, the EAFE Index return was 16.4%.

       In Europe, an average 21.1% gain in local-currency terms was reduced to 8.4% for U.S. investors because of the dollar's strength. Stocks in the Pacific region, which is dominated by Japan, returned 3.6% in dollars, less than half the 7.5% gain in local currencies. The Select Emerging Markets Free Index returned 12.3% in U.S. dollars, with the biggest gains in Turkey (+148%), Russia (+123%), and Israel (+50%).

REPORT FROM THE ADVISER

In a period that was full of challenges, the various Vanguard municipal bond funds all posted positive total returns for the six months ended April 30, the first half of our fiscal year.

       When the period began in November, market participants were still wondering what would happen to the world's computers as the date changed from December 31, 1999, to January 1, 2000. The answer was nothing. With this question disposed of, market participants were left to ponder other matters.

       The equity markets have been plagued with increased day-to-day volatility. Large moves, up or down, in stock market indexes now seem to be a matter of course, and the swings also appear more violent. The Dow Jones Industrial Average rose to a record 11,723 in January, only to retreat to 9,796 in March. By April 30, the Dow had recovered to 10,734. But the Dow's path looked placid next to that of the Nasdaq Composite Index. The Nasdaq began the fiscal year at 2,968, soared to a record 5,049 in March, and then fell back to 3,861 by the end of April. From January 1 through April 30, the Dow declined in value by -6.6% and the Nasdaq by -5.1%.

       The bond markets have focused on three significant forces that will determine the future course of interest rates. First, the rate of growth of the U.S. economy is a major concern for the Federal Reserve Board. Second, the increased volatility of the stock market raises the possibility that investors may shift assets from stocks to bonds. Finally, the U.S. Treasury Department has announced a plan to repurchase some of the nation's outstanding bonds.

       The economy has been growing at a torrid rate. Gross domestic product rose at a 7.3% annual rate in the final quarter of calendar 1999 and at a slower but still very strong 5.4% pace in the first quarter of 2000. The fear is that such rapid growth will cause inflation to increase, forcing the Fed to further raise short-term interest rates. Inflation, as measured by the Consumer Price Index (CPI), increased by an average of 0.2% per month in the first three months of the fiscal year, then by 0.5% in February and 0.7% in March. The CPI stayed level in April, which left investors wondering whether the February-March uptick would be sustained or temporary. Adding to the uncertainty is that the cost of oil rose sharply during the half-year, topping out above $33 a barrel in March. The employment picture hasn't eased the market's anxiety either; the unemployment rate has averaged just over 4% during the first half of the fiscal year, and a relative scarcity of labor could drive up wage costs.

       The stock market's increased volatility has caused bond investors to debate whether equity investors will become anxious and switch money to the bond market as a haven. If this were to occur--and so far it hasn't--municipal bonds would provide attractive tax-exempt yields as an alternative to stocks. Although many stock funds have negative year-to-date returns, money is seeping out of municipal and taxable bond funds--a little over $400 million and $700 million, respectively, since January.

       The third significant force in the bond market was the Treasury Department's announcement in late January that it planned to buy back outstanding long-term Treasury bonds. The high tax receipts generated by the growing U.S. economy are fueling the repurchase program. Investors anticipate that the government's repurchases will significantly reduce the supply of outstanding long-term Treasuries, and so buyers have been acquiring them before the supply shrinks.

       The municipal bond market followed the Treasury market's lead over the past six months. Short-term interest rates have increased significantly--the yield of an AAA-rated general obligation bond with a 2-year maturity rose nearly 0.60 percentage point (60 basis points) during the half-year. A similar-quality 10-year municipal bond has seen its yield rise just 11 basis points. But yields have fallen for long-term munis: a 30-year AAA-rated general obligation bond yielded 9 basis points less on April 30 (5.80%) than at the start of the fiscal year (5.89%).

       During the half-year, municipals became more attractive relative to Treasury bonds. As of April 30, investors in 30-year, AAA-rated general obligation municipal bonds could earn 97% of the yield paid by a long-term Treasury bond, even though interest from municipal bonds is generally exempt from federal income tax while interest from Treasuries is not.

       The supply of newly issued municipal bonds was 29% lower during the first four months of calendar 2000 than during the same period of 1999. Higher interest rates have made local governments less eager to borrow, and the strong economy has swelled tax receipts for most state and local governments, reducing their need to borrow.

       The decrease in supply of newly issued bonds helped to offset the effect of cash outflows from municipal bond mutual funds--a net $400 million in cash departed from such funds in the first four months of 2000.

       Going forward, we will continue to maintain our low-cost, value-oriented approach to investing. We believe that this approach will--as it has in the past--provide shareholders with superior risk-adjusted returns over a long-term investment horizon.

Ian A. MacKinnon, Managing Director
Christopher M. Ryon, Principal
Pamela Wisehaupt Tynan, Principal
Reid O. Smith, Principal
Vanguard Fixed Income Group

May 12, 2000

INVESTMENT PHILOSOPHY

Each fund holds a diversified group of municipal bonds designed to produce a high level of current, tax-exempt income consistent with each fund's maturity and quality mandates. In managing the funds, Vanguard Fixed Income Group follows a disciplined investment policy, meeting well-defined standards for credit quality and keeping each fund within its stated maturity range, while seeking to exceed, with reasonable consistency over the long term, average returns achieved by comparable funds.

PERFORMANCE SUMMARIES

All of the data on this page represent past performance which cannot be used to predict future returns that may be achieved by the funds. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. Note that income returns can fluctuate, as can the share price of the Short-Term Tax-Exempt Fund. An investor's shares in this fund, when redeemed, could be worth more or less than their original cost.


TAX-EXEMPT MONEY MARKET FUND
TOTAL INVESTMENT RETURNS: JUNE 10, 1980-APRIL 30, 2000
--------------------------------------------------------------
                TAX-EXEMPT MONEY MARKET FUND         AVERAGE
                                                      FUND*
FISCAL        CAPITAL      INCOME        TOTAL        TOTAL
YEAR          RETURN       RETURN       RETURN       RETURN
--------------------------------------------------------------
1980           0.0%         1.3%         1.3%         0.1%
1981           0.0          6.4          6.4          6.2
1982           0.0          7.4          7.4          7.8
1983           0.0          5.1          5.1          4.8
1984           0.0          5.8          5.8          5.4
1985           0.0          5.4          5.4          5.0
1986           0.0          4.9          4.9          4.6
1987           0.0          4.4          4.4          3.9
1988           0.0          5.0          5.0          4.7
1989           0.0          6.3          6.3          5.9
1990           0.0          5.9          5.9          5.5
1991           0.0          4.8          4.8          4.5
1992           0.0          3.3          3.3          2.8
1993           0.0          2.5          2.5          2.0
1994           0.0          2.5          2.5          2.1
1995           0.0          3.7          3.7          3.3
1996           0.0          3.4          3.4          3.0
1997           0.0          3.5          3.5          3.0
1998           0.0          3.4          3.4          3.0
1999           0.0          3.1          3.1          2.6
2000**         0.0          1.8          1.8          1.5
SEC 7-Day Annualized Yield (4/30/2000): 4.26%
--------------------------------------------------------------

 *Average Tax-Exempt Money Market Fund; derived from data provided by Lipper Inc.

**Six months ended April 30, 2000.

See Financial Highlights table on page 26 for dividend information for the past five years.

SHORT-TERM TAX-EXEMPT FUND
TOTAL INVESTMENT RETURNS: OCTOBER 31, 1979-APRIL 30, 2000
-------------------------------------------------------------
                 SHORT-TERM TAX-EXEMPT FUND         LEHMAN*
FISCAL        CAPITAL      INCOME       TOTAL        TOTAL
YEAR          RETURN       RETURN      RETURN       RETURN
-------------------------------------------------------------
1980           0.9%         5.3%         6.2%         N/A
1981           0.1          6.7          6.8          N/A
1982           2.4          8.3         10.7          N/A
1983          -0.5          6.1          5.6          N/A
1984          -0.1          6.5          6.4          N/A
1985           0.7          6.5          7.2          N/A
1986           1.6          6.1          7.7         11.0%
1987          -2.2          5.0          2.8          3.2
1988           1.6          5.4          7.0          5.9
1989           0.3          6.0          6.3          6.2
1990           0.4          6.1          6.5          7.0
1991           1.2          5.7          6.9          9.4
1992           0.8          4.5          5.3          7.8
1993           0.3          3.9          4.2          6.6
1994          -1.3          3.5          2.2          1.4
1995           1.2          4.1          5.3          8.0
1996          -0.1          4.0          3.9          4.5
1997           0.0          4.0          4.0          5.5
1998           0.5          4.0          4.5          5.7
1999          -1.0          3.7          2.7          2.2
2000**        -0.4          2.0          1.6          1.3
-------------------------------------------------------------

 *Lehman 3 Year Municipal Bond Index.

**Six months ended April 30, 2000.

See Financial Highlights table on page 27 for dividend and capital gains information for the past five years.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED MARCH 31, 2000*
----------------------------------------------------------------------------------------------------------
                                                                                        10 YEARS
                                          INCEPTION                           ----------------------------
                                             DATE      1 YEAR    5 YEARS      CAPITAL    INCOME     TOTAL
----------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund              6/10/1980     3.34%      3.43%        0.00%     3.52%     3.52%
Short-Term Tax-Exempt Fund                 9/1/1977     2.78       3.92         0.17      4.24      4.41
----------------------------------------------------------------------------------------------------------

*SEC rules require that we provide this average annual total return information through the latest calendar quarter.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.


LIMITED-TERM TAX-EXEMPT FUND
TOTAL INVESTMENT RETURNS: AUGUST 31, 1987-APRIL 30, 2000
-----------------------------------------------------------
               LIMITED-TERM TAX-EXEMPT FUND        LEHMAN*
FISCAL        CAPITAL     INCOME       TOTAL        TOTAL
YEAR          RETURN      RETURN      RETURN       RETURN
-----------------------------------------------------------
1987          -0.6%        1.0%         0.4%        -0.2%
1988           2.2         6.3          8.5          5.9
1989           0.0         6.5          6.5          6.2
1990           0.7         6.5          7.2          7.0
1991           2.8         6.1          8.9          9.4
1992           1.7         5.3          7.0          7.8
1993           2.4         4.6          7.0          6.6
1994          -3.1         4.2          1.1          1.4
1995           2.5         4.7          7.2          8.0
1996          -0.2         4.6          4.4          4.5
1997           0.5         4.5          5.0          5.5
1998           1.0         4.4          5.4          5.7
1999          -2.4         4.2          1.8          2.2
2000**        -0.9         2.2          1.3          1.3
-----------------------------------------------------------

 *Lehman 3 Year Municipal Bond Index.

**Six months ended April 30, 2000.

See Financial Highlights table on page 27 for dividend information for the past five years.


INTERMEDIATE-TERM TAX-EXEMPT FUND
TOTAL INVESTMENT RETURNS: OCTOBER 31, 1979-APRIL 30, 2000
-----------------------------------------------------------
             INTERMEDIATE-TERM TAX-EXEMPT FUND     LEHMAN*
FISCAL        CAPITAL     INCOME       TOTAL        TOTAL
YEAR          RETURN      RETURN      RETURN       RETURN
-----------------------------------------------------------
1980         -11.6%        5.9%        -5.7%        N/A
1981         -18.4         7.4        -11.0         N/A
1982          15.4        11.3         26.7         N/A
1983           0.3         8.4          8.7         N/A
1984          -1.7         8.9          7.2         N/A
1985           7.2         9.4         16.6         N/A
1986          10.8         8.5         19.3        19.8%
1987          -7.9         6.6         -1.3        -0.4
1988           6.4         7.5         13.9        10.5
1989           0.3         7.2          7.5         6.3
1990           0.3         7.0          7.3         8.0
1991           5.6         7.0         12.6        11.2
1992           1.2         6.0          7.2         8.2
1993           8.4         5.9         14.3        12.0
1994          -6.5         5.0         -1.5        -1.9
1995           6.3         5.8         12.1        12.3
1996          -0.3         5.2          4.9         4.7
1997           1.3         5.3          6.6         7.4
1998           1.7         5.1          6.8         7.4
1999          -5.2         4.8         -0.4         0.0
2000**        -0.5         2.6          2.1         1.5
-----------------------------------------------------------

 *Lehman 7 Year Municipal Bond Index.

**Six months ended April 30, 2000.

See Financial Highlights table on page 28 for dividend and capital gains information for the past five years.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED MARCH 31, 2000*
-----------------------------------------------------------------------------------------------------------
                                                                                         10 YEARS
                                          INCEPTION                           -----------------------------
                                             DATE      1 YEAR     5 YEARS     CAPITAL    INCOME      TOTAL
-----------------------------------------------------------------------------------------------------------
Limited-Term Tax-Exempt Fund              8/31/1987     1.62%       4.44%       0.51%     4.83%       5.34%
Intermediate-Term Tax-Exempt Fund          9/1/1977     0.72        5.24        1.20      5.61        6.81
-----------------------------------------------------------------------------------------------------------


*SEC rules require that we provide this average annual total return information through the latest calendar quarter.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.


INSURED LONG-TERM TAX-EXEMPT FUND
TOTAL INVESTMENT RETURNS: SEPTEMBER 30, 1984-APRIL 30, 2000
------------------------------------------------------------
             INSURED LONG-TERM TAX-EXEMPT FUND    LEHMAN*
FISCAL        CAPITAL     INCOME       TOTAL       TOTAL
YEAR          RETURN      RETURN      RETURN      RETURN
------------------------------------------------------------
1984          -1.6%        0.8%        -0.8%        1.3%
1985           6.7         9.7         16.4        18.7
1986          14.3         9.2         23.5        22.6
1987          -9.2         6.9         -2.3        -0.8
1988           7.9         8.2         16.1        14.6
1989           1.3         7.5          8.8         8.1
1990          -0.8         7.2          6.4         7.4
1991           6.0         7.2         13.2        12.2
1992           0.2         6.5          6.7         8.4
1993          10.7         6.4         17.1        14.1
1994         -10.8         5.2         -5.6        -4.3
1995           9.5         6.4         15.9        14.8
1996           0.7         5.6          6.3         5.7
1997           1.9         5.7          7.6         8.5
1998           2.4         5.5          7.9         8.0
1999          -7.7         5.0         -2.7        -1.8
2000**         0.7         2.8          3.5         2.6
------------------------------------------------------------

 *Lehman Municipal Bond Index.

**Six months ended April 30, 2000.

See Financial Highlights table on page 28 for dividend and capital gains information for the past five years.


LONG-TERM TAX-EXEMPT FUND
TOTAL INVESTMENT RETURNS: OCTOBER 31, 1979-APRIL 30, 2000
--------------------------------------------------------------
                  LONG-TERM TAX-EXEMPT FUND           LEHMAN*
FISCAL        CAPITAL       INCOME        TOTAL        TOTAL
YEAR          RETURN        RETURN       RETURN       RETURN
--------------------------------------------------------------
1980          -19.2%         6.5%        -12.7%         N/A
1981          -21.4          8.4         -13.0        -11.4%
1982           19.0         13.3          32.3         31.6
1983            1.8          9.5          11.3          4.4
1984           -3.3          9.6           6.3          7.6
1985            8.3         10.1          18.4         18.7
1986           14.5          9.3          23.8         22.6
1987          -11.0          6.9          -4.1         -0.8
1988            9.0          8.3          17.3         14.6
1989            1.2          7.6           8.8          8.1
1990           -1.1          7.2           6.1          7.4
1991            6.7          7.6          14.3         12.2
1992            0.8          6.7           7.5          8.4
1993           10.5          6.4          16.9         14.1
1994          -10.7          5.2          -5.5         -4.3
1995            9.5          6.5          16.0         14.8
1996            1.1          5.6           6.7          5.7
1997            2.6          5.6           8.2          8.5
1998            2.4          5.4           7.8          8.0
1999           -8.3          4.8          -3.5         -1.8
2000**          0.7          2.8           3.5          2.6
--------------------------------------------------------------

 *Lehman Municipal Bond Index.

**Six months ended April 30, 2000.

See Financial Highlights table on page 29 for dividend and capital gains information for the past five years.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED MARCH 31, 2000*
-------------------------------------------------------------------------------------------------------------
                                                                                          10 YEARS
                                          INCEPTION                             -----------------------------
                                            DATE         1 YEAR     5 YEARS     CAPITAL    INCOME      TOTAL
-------------------------------------------------------------------------------------------------------------
Insured Long-Term Tax-Exempt Fund         9/30/1984      -0.06%       5.83%      1.23%      6.01%      7.24%
Long-Term Tax-Exempt Fund                  9/1/1977      -0.89        5.91       1.36       6.04       7.40
-------------------------------------------------------------------------------------------------------------

*SEC rules require that we provide this average annual total return information through the latest calendar quarter.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.


HIGH-YIELD TAX-EXEMPT FUND
TOTAL INVESTMENT RETURNS: OCTOBER 31, 1979-APRIL 30, 2000
--------------------------------------------------------------
                  HIGH-YIELD TAX-EXEMPT FUND          LEHMAN*
FISCAL        CAPITAL       INCOME        TOTAL        TOTAL
YEAR          RETURN        RETURN       RETURN       RETURN
--------------------------------------------------------------
1980          -15.3%         7.1%         -8.2%         N/A
1981          -19.4          9.0         -10.4        -11.4%
1982           16.1         13.7          29.8         31.6
1983            2.4          9.8          12.2          4.4
1984           -2.6         10.0           7.4          7.6
1985            8.5         10.4          18.9         18.7
1986           14.7          9.6          24.3         22.6
1987          -11.7          7.0          -4.7         -0.8
1988           10.1          8.7          18.8         14.6
1989            1.1          7.7           8.8          8.1
1990           -1.9          7.5           5.6          7.4
1991            7.2          8.0          15.2         12.2
1992            0.6          7.1           7.7          8.4
1993           10.0          6.8          16.8         14.1
1994          -10.5          5.5          -5.0         -4.3
1995            9.0          6.8          15.8         14.8
1996            0.3          5.7           6.0          5.7
1997            2.5          5.9           8.4          8.5
1998            2.6          5.6           8.2          8.0
1999           -7.8          5.0          -2.8         -1.8
2000**         -0.8          2.9           2.1          2.6
--------------------------------------------------------------

 *Lehman Municipal Bond Index.

**Six months ended April 30, 2000.

See Financial Highlights table on page 29 for dividend and capital gains information for the past five years.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED MARCH 31, 2000*
------------------------------------------------------------------------------------------------------------
                                                                                         10 YEARS
                                           INCEPTION                            ----------------------------
                                             DATE        1 YEAR     5 YEARS     CAPITAL    INCOME     TOTAL
------------------------------------------------------------------------------------------------------------
High-Yield Tax-Exempt Fund                12/27/1978     -1.69%       5.69%      1.10%      6.30%     7.40%
------------------------------------------------------------------------------------------------------------

*SEC rules require that we provide this average annual total return information through the latest calendar quarter.

FUND PROFILE
TAX-EXEMPT MONEY MARKET FUND

This Profile provides a snapshot of the fund's characteristics as of April 30, 2000. Key elements of this Profile are defined on page 13.


FINANCIAL ATTRIBUTES
--------------------------------------------------
Yield                                         4.3%
Average Maturity                           41 days
Average Quality                              MIG-1
Expense Ratio                               0.17%*

*Annualized.


DISTRIBUTION BY CREDIT QUALITY
(% OF PORTFOLIO)
-----------------------------------------------
MIG-1/SP-1                                73.8%
A-1/P-1                                   23.4
AAA/AA                                     2.3
A                                          0.5
-----------------------------------------------
Total                                    100.0%


LARGEST STATE CONCENTRATIONS
(% OF TOTAL NET ASSETS)
-----------------------------------------------
Texas                                     10.7%
Florida                                    7.6
Illinois                                   7.1
Pennsylvania                               4.9
Ohio                                       4.5
Missouri                                   4.4
New York                                   4.2
Utah                                       4.1
Michigan                                   3.9
New Mexico                                 3.8
-----------------------------------------------
Top Ten                                   55.2%

AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.

AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.

AVERAGE MATURITY. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's securities holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.

CASH RESERVES. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.

DISTRIBUTION BY CREDIT QUALITY. This breakdown of a fund's securities by credit rating can help in gauging the risk that returns could be affected by defaults or other credit problems.

DISTRIBUTION BY MATURITY. An indicator of interest-rate risk. In general, the higher the concentration of longer-maturity issues, the more a fund's share price will fluctuate in response to changes in interest rates.

EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

INVESTMENT FOCUS. This grid indicates the focus of a fund in terms of two attributes: average maturity (short, medium, or long) and average credit quality (high, medium, or low).

LARGEST STATE CONCENTRATIONS. An indicator of diversification. The less concentrated a fund's holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

NUMBER OF ISSUES. An indicator of diversification. The more separate issues a fund holds, the less susceptible it is to a price decline stemming from the problems of a particular issue.

R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total return were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a fund's returns bore no relationship to the market's returns, its R-squared would be 0.

YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates.

FUND PROFILE
SHORT-TERM TAX-EXEMPT FUND

This Profile provides a snapshot of the fund's characteristics as of April 30, 2000, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 13.


FINANCIAL ATTRIBUTES
----------------------------------------------------------
                                SHORT-TERM          LEHMAN
                                TAX-EXEMPT          INDEX*
----------------------------------------------------------
Number of Issues                       248          38,845
Yield                                 4.4%              --
Yield to Maturity                     4.5%              --
Average Coupon                        5.1%            5.5%
Average Maturity                  445 days      13.5 years
Average Quality                        AA+             AA+
Average Duration                 1.2 years       7.4 years
Expense Ratio                      0.17%**              --
Cash Reserves                         1.0%              --

 *Lehman Municipal Bond Index.
**Annualized


INVESTMENT FOCUS
---------------------------------------------
[GRAPH]
Average Maturity                        Short
Credit Quality                          High


VOLATILITY MEASURES
----------------------------------------------------------
                                SHORT-TERM          LEHMAN
                                TAX-EXEMPT          INDEX*
----------------------------------------------------------
R-Squared                             0.68            1.00
Beta                                  0.12            1.00

*Lehman Municipal Bond Index



DISTRIBUTION BY CREDIT QUALITY
(% OF PORTFOLIO)
---------------------------------------------------------
AAA                                                 63.5%
AA                                                  24.9
A                                                    5.9
BBB                                                  5.7
BB                                                   0.0
B                                                    0.0
Not Rated                                            0.0
---------------------------------------------------------
Total                                              100.0%


DISTRIBUTION BY MATURITY
(% OF PORTFOLIO)
---------------------------------------------------------
Under 1 Year                                        39.8%
1-3 Years                                           58.3
3-5 Years                                            1.9
Over 5 Years                                         0.0
---------------------------------------------------------
Total                                              100.0%


LARGEST STATE CONCENTRATIONS
(% OF TOTAL NET ASSETS)
---------------------------------------------------------
New York                                            15.3%
Texas                                               13.6
Pennsylvania                                         7.1
Ohio                                                 5.5
Florida                                              5.5
Massachusetts                                        5.4
Georgia                                              3.6
Michigan                                             3.3
Wisconsin                                            2.9
District of Columbia                                 2.8
---------------------------------------------------------
Top Ten                                             65.0%

FUND PROFILE
LIMITED-TERM TAX-EXEMPT FUND

This Profile provides a snapshot of the fund's characteristics as of April 30, 2000, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 13.



FINANCIAL ATTRIBUTES
----------------------------------------------------------
                              LIMITED-TERM          LEHMAN
                                TAX-EXEMPT          INDEX*
----------------------------------------------------------
Number of Issues                       355          38,845
Yield                                 4.8%              --
Yield to Maturity                     5.0%              --
Average Coupon                        5.4%            5.5%
Average Maturity                 3.1 years      13.5 years
Average Quality                         AA             AA+
Average Duration                 2.7 years       7.4 years
Expense Ratio                      0.17%**              --
Cash Reserves                         1.2%              --

 *Lehman Municipal Bond Index.
**Annualized


INVESTMENT FOCUS
---------------------------------------------
[GRAPH]
Average Maturity                        Short
Credit Quality                          High



VOLATILITY MEASURES
----------------------------------------------------------
                              LIMITED-TERM          LEHMAN
                                TAX-EXEMPT          INDEX*
----------------------------------------------------------
R-Squared                             0.82            1.00
Beta                                  0.38            1.00


*Lehman Municipal Bond Index


DISTRIBUTION BY CREDIT QUALITY
(% OF PORTFOLIO)
---------------------------------------------------------
AAA                                                 58.4%
AA                                                  25.9
A                                                    5.0
BBB                                                  8.9
BB                                                   1.8
B                                                    0.0
Not Rated                                            0.0
---------------------------------------------------------
Total                                              100.0%



DISTRIBUTION BY MATURITY
(% OF PORTFOLIO)
---------------------------------------------------------
Under 1 Year                                        11.1%
1-3 Years                                           34.0
3-5 Years                                           39.8
Over 5 Years                                        15.1
---------------------------------------------------------
Total                                              100.0%


LARGEST STATE CONCENTRATIONS
(% OF TOTAL NET ASSETS)
---------------------------------------------------------
Texas                                               12.6%
New York                                            11.8
Michigan                                             6.2
Pennsylvania                                         5.0
Illinois                                             5.0
Ohio                                                 4.3
Washington                                           4.2
Massachusetts                                        3.8
Hawaii                                               3.3
California                                           3.1
---------------------------------------------------------
Top Ten                                             59.3%

FUND PROFILE
INTERMEDIATE-TERM TAX-EXEMPT FUND

This Profile provides a snapshot of the fund's characteristics as of April 30, 2000, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 13.


FINANCIAL ATTRIBUTES
----------------------------------------------------------
                         INTERMEDIATE-TERM          LEHMAN
                                TAX-EXEMPT          INDEX*
----------------------------------------------------------
Number of Issues                       962          38,845
Yield                                 5.0%              --
Yield to Maturity                     5.2%              --
Average Coupon                        5.5%            5.5%
Average Maturity                 7.3 years      13.5 years
Average Quality                        AA+             AA+
Average Duration                 5.6 years       7.4 years
Expense Ratio                      0.17%**              --
Cash Reserves                         0.8%              --

 *Lehman Municipal Bond Index.
**Annualized


INVESTMENT FOCUS
----------------------------------------------
[GRAPH]
Average Maturity                        Medium
Credit Quality                          High



VOLATILITY MEASURES
----------------------------------------------------------
                         INTERMEDIATE-TERM          LEHMAN
                                TAX-EXEMPT          INDEX*
----------------------------------------------------------
R-Squared                             0.93            1.00
Beta                                  0.78            1.00

*Lehman Municipal Bond Index




DISTRIBUTION BY CREDIT QUALITY
(% OF PORTFOLIO)
---------------------------------------------------------
AAA                                                 64.2%
AA                                                  23.8
A                                                    5.5
BBB                                                  6.2
BB                                                   0.3
B                                                    0.0
Not Rated                                            0.0
---------------------------------------------------------
Total                                              100.0%



DISTRIBUTION BY MATURITY
(% OF PORTFOLIO)
---------------------------------------------------------
Under 1 Year                                         6.7%
1-5 Years                                           17.4
5-10 Years                                          38.3
10-20 Years                                         36.8
20-30 Years                                          0.8
Over 30 Years                                        0.0
---------------------------------------------------------
Total                                              100.0%


LARGEST STATE CONCENTRATIONS
(% OF TOTAL NET ASSETS)
---------------------------------------------------------
New York                                            15.0%
Texas                                               12.0
California                                           7.6
Massachusetts                                        7.4
Pennsylvania                                         7.3
New Jersey                                           5.7
Nevada                                               3.8
Illinois                                             3.8
Georgia                                              3.7
Florida                                              3.5
---------------------------------------------------------
Top Ten                                             69.8%

FUND PROFILE
INSURED LONG-TERM TAX-EXEMPT FUND

This Profile provides a snapshot of the fund's characteristics as of April 30, 2000, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 13.


FINANCIAL ATTRIBUTES
----------------------------------------------------------
                         INSURED LONG-TERM          LEHMAN
                                TAX-EXEMPT          INDEX*
----------------------------------------------------------
Number of Issues                       251          38,845
Yield                                 5.3%              --
Yield to Maturity                     5.5%              --
Average Coupon                        5.3%            5.5%
Average Maturity                14.6 years      13.5 years
Average Quality                        AAA             AA+
Average Duration                 9.2 years       7.4 years
Expense Ratio                      0.18%**              --
Cash Reserves                         0.0%              --

 *Lehman Municipal Bond Index.
**Annualized



INVESTMENT FOCUS
--------------------------------------------
[GRAPH]
Average Maturity                        Long
Credit Quality                          High



VOLATILITY MEASURES
----------------------------------------------------------
                         INSURED LONG-TERM          LEHMAN
                                TAX-EXEMPT          INDEX*
----------------------------------------------------------
R-Squared                             0.97            1.00
Beta                                  1.17            1.00

*Lehman Municipal Bond Index



DISTRIBUTION BY CREDIT QUALITY
(% OF PORTFOLIO)
---------------------------------------------------------
AAA                                                 98.3%
AA                                                   1.7
A                                                    0.0
BBB                                                  0.0
BB                                                   0.0
B                                                    0.0
Not Rated                                            0.0
---------------------------------------------------------
Total                                              100.0%



DISTRIBUTION BY MATURITY
(% OF PORTFOLIO)
---------------------------------------------------------
Under 1 Year                                         6.4%
1-5 Years                                            8.3
5-10 Years                                          16.0
10-20 Years                                         41.1
20-30 Years                                         25.3
Over 30 Years                                        2.9
---------------------------------------------------------
Total                                              100.0%



LARGEST STATE CONCENTRATIONS
(% OF TOTAL NET ASSETS)
---------------------------------------------------------
Pennsylvania                                         8.7%
Texas                                                8.6
Florida                                              7.9
California                                           7.1
Illinois                                             6.7
New York                                             6.1
New Jersey                                           5.7
Georgia                                              5.4
Colorado                                             4.3
Nebraska                                             3.9
---------------------------------------------------------
Top Ten                                             64.4%

FUND PROFILE
LONG-TERM TAX-EXEMPT FUND

This Profile provides a snapshot of the fund's characteristics as of April 30, 2000, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 13.


FINANCIAL ATTRIBUTES
----------------------------------------------------------
                                 LONG-TERM          LEHMAN
                                TAX-EXEMPT          INDEX*
----------------------------------------------------------
Number of Issues                       203          38,845
Yield                                 5.3%              --
Yield to Maturity                     5.4%              --
Average Coupon                        5.3%            5.5%
Average Maturity                13.3 years      13.5 years
Average Quality                        AA+             AA+
Average Duration                 8.3 years       7.4 years
Expense Ratio                      0.17%**              --
Cash Reserves                         0.8%              --


 *Lehman Municipal Bond Index.
**Annualized



INVESTMENT FOCUS
--------------------------------------------
[GRAPH]
Average Maturity                        Long
Credit Quality                          High



VOLATILITY MEASURES
----------------------------------------------------------
                                 LONG-TERM          LEHMAN
                                TAX-EXEMPT          INDEX*
----------------------------------------------------------
R-Squared                             0.97            1.00
Beta                                  1.16            1.00

*Lehman Municipal Bond Index



DISTRIBUTION BY CREDIT QUALITY
(% OF PORTFOLIO)
---------------------------------------------------------
AAA                                                 62.6%
AA                                                  20.6
A                                                   10.5
BBB                                                  5.4
BB                                                   0.0
B                                                    0.0
Not Rated                                            0.9
---------------------------------------------------------
Total                                              100.0%



DISTRIBUTION BY MATURITY
(% OF PORTFOLIO)
---------------------------------------------------------
Under 1 Year                                        11.7%
1-5 Years                                            8.6
5-10 Years                                           7.7
10-20 Years                                         47.8
20-30 Years                                         22.5
Over 30 Years                                        1.7
---------------------------------------------------------
Total                                              100.0%



LARGEST STATE CONCENTRATIONS
(% OF TOTAL NET ASSETS)
---------------------------------------------------------
Texas                                               15.0%
New York                                            12.6
California                                           8.9
Pennsylvania                                         7.2
Massachusetts                                        6.4
Illinois                                             5.5
Georgia                                              4.3
Florida                                              3.9
New Jersey                                           2.9
Washington                                           2.8
---------------------------------------------------------
Top Ten                                             69.5%

FUND PROFILE
HIGH-YIELD TAX-EXEMPT FUND

This Profile provides a snapshot of the fund's characteristics as of April 30, 2000, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 13.


FINANCIAL ATTRIBUTES
----------------------------------------------------------
                                HIGH-YIELD          LEHMAN
                                TAX-EXEMPT          INDEX*
----------------------------------------------------------
Number of Issues                       317          38,845
Yield                                 5.8%              --
Yield to Maturity                     6.0%              --
Average Coupon                        5.4%            5.5%
Average Maturity                14.5 years      13.5 years
Average Quality                          A             AA+
Average Duration                 8.9 years       7.4 years
Expense Ratio                      0.18%**              --
Cash Reserves                         0.0%              --


 *Lehman Municipal Bond Index.
**Annualized


INVESTMENT FOCUS
----------------------------------------------
[GRAPH]
Average Maturity                        Long
Credit Quality                          Medium



VOLATILITY MEASURES
----------------------------------------------------------
                                HIGH-YIELD          LEHMAN
                                TAX-EXEMPT          INDEX*
----------------------------------------------------------
R-Squared                             0.97            1.00
Beta                                  1.07            1.00

*Lehman Municipal Bond Index




DISTRIBUTION BY CREDIT QUALITY
(% OF PORTFOLIO)
---------------------------------------------------------
AAA                                                 37.1%
AA                                                   9.5
A                                                   10.6
BBB                                                 25.8
BB                                                   4.8
B                                                    0.4
Not Rated                                           11.8
---------------------------------------------------------
Total                                              100.0%



DISTRIBUTION BY MATURITY
(% OF PORTFOLIO)
---------------------------------------------------------
Under 1 Year                                         3.5%
1-5 Years                                           11.4
5-10 Years                                          18.6
10-20 Years                                         39.6
20-30 Years                                         23.8
Over 30 Years                                        3.1
---------------------------------------------------------
Total                                              100.0%



LARGEST STATE CONCENTRATIONS
(% OF TOTAL NET ASSETS)
---------------------------------------------------------
Pennsylvania                                        11.2%
California                                          10.2
New York                                            10.2
Texas                                                6.8
Massachusetts                                        6.7
New Jersey                                           5.0
Ohio                                                 4.5
Colorado                                             4.2
Illinois                                             3.5
Michigan                                             3.4
---------------------------------------------------------
Top Ten                                             65.7%

FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)

The Statements of Net Assets, integral parts of the Financial Statements for each of the Vanguard Municipal Bond Funds, are included as an insert to this report.

STATEMENT OF OPERATIONS
This Statement shows interest earned by each fund during the reporting period, and details the operating expenses charged to the fund. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If a fund invested in futures contracts during the period, the results of these investments are shown separately.


-------------------------------------------------------------------------------------------------------------------------
                                                     TAX-EXEMPT         SHORT-TERM      LIMITED-TERM   INTERMEDIATE-TERM
                                                   MONEY MARKET         TAX-EXEMPT        TAX-EXEMPT          TAX-EXEMPT
                                                           FUND               FUND              FUND                FUND
                                                   ----------------------------------------------------------------------
                                                                      SIX MONTHS ENDED APRIL 30, 2000
                                                   ----------------------------------------------------------------------
                                                          (000)              (000)             (000)               (000)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Interest                                           $136,934            $39,270           $58,695            $207,882
                                                   ----------------------------------------------------------------------
        Total Income                                    136,934             39,270            58,695             207,882
                                                   ----------------------------------------------------------------------
EXPENSES
    The Vanguard Group--Note B
        Investment Advisory Services                        429                114               153                 478
        Management and Administrative                     5,044              1,319             1,766               5,620
        Marketing and Distribution                          728                193               237                 623
    Custodian Fees                                           38                 11                13                  38
    Auditing Fees                                             6                  5                 5                   7
    Shareholders' Reports                                    80                 24                36                 135
    Trustees' Fees and Expenses                               4                  1                 1                   4
                                                   ----------------------------------------------------------------------
        Total Expenses                                    6,329              1,667             2,211               6,905
        Expenses Paid Indirectly--Note C                    (38)               (11)              (13)                (71)
                                                   ----------------------------------------------------------------------
        Net Expenses                                      6,291              1,656             2,198               6,834
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                   130,643             37,614            56,497             201,048
-------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities Sold                             (282)            (1,029)           (2,785)              2,854
    Futures Contracts                                        --                 --                --                  --
-------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                   (282)            (1,029)           (2,785)              2,854
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                    --             (6,493)          (20,275)            (38,034)
    Futures Contracts                                        --                 --               ---                (294)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)             --             (6,493)          (20,275)            (38,328)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                    $130,361            $30,092           $33,437            $165,574
=========================================================================================================================


-------------------------------------------------------------------------------------------------------------------------
                                                                     INSURED LONG-TERM        LONG-TERM        HIGH-YIELD
                                                                            TAX-EXEMPT       TAX-EXEMPT        TAX-EXEMPT
                                                                                  FUND             FUND              FUND
                                                                     ----------------------------------------------------
                                                                                  SIX MONTHS ENDED APRIL 30, 2000
                                                                     ----------------------------------------------------
                                                                              (000)              (000)             (000)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Interest                                                                $61,227            $42,900           $82,839
                                                                     ----------------------------------------------------
        Total Income                                                         61,227             42,900            82,839
                                                                     ----------------------------------------------------
EXPENSES
    The Vanguard Group--Note B
        Investment Advisory Services                                            128                 90               167
        Management and Administrative                                         1,595              1,060             2,012
        Marketing and Distribution                                              144                110               224
    Custodian Fees                                                               12                  9                15
    Auditing Fees                                                                 5                  5                 5
    Shareholders' Reports                                                        42                 28                55
    Trustees' Fees and Expenses                                                   1                  1                 2
                                                                     ----------------------------------------------------
        Total Expenses                                                        1,927              1,303             2,480
        Expenses Paid Indirectly--Note C                                        (90)               (11)             (101)
                                                                     ----------------------------------------------------
        Net Expenses                                                          1,837              1,292             2,379
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        59,390             41,608            80,460
-------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities Sold                                                6,410             (6,451)           (1,829)
    Futures Contracts                                                         1,740              1,005             3,222
-------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                      8,150             (5,446)            1,393
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                                     5,803             14,932           (22,683)
    Futures Contracts                                                          (113)               156              (178)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                              5,690             15,088           (22,861)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $73,230            $51,250           $58,992
=========================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.



--------------------------------------------------------------------------------------------------------------------------------
                                                                      TAX-EXEMPT                            SHORT-TERM
                                                                   MONEY MARKET FUND                      TAX-EXEMPT FUND
                                                         ---------------------------------      --------------------------------
                                                             SIX MONTHS               YEAR         SIX MONTHS              YEAR
                                                                  ENDED              ENDED              ENDED             ENDED
                                                          APR. 30, 2000      OCT. 31, 1999      APR. 30, 2000     OCT. 31, 1999
                                                                  (000)              (000)              (000)             (000)
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net Investment Income                                     $ 130,643          $ 203,963           $ 37,614          $ 65,736
    Realized Net Gain (Loss)                                       (282)              (124)            (1,029)              495
    Change in Unrealized Appreciation (Depreciation)                 --                 --             (6,493)          (19,834)
                                                         -----------------------------------------------------------------------
        Net Increase (Decrease) in Net Assets
            Resulting from Operations                           130,361            203,839             30,092            46,397
                                                         -----------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                      (130,643)          (203,963)           (37,614)          (65,736)
    Realized Capital Gain                                            --                 --                 --              (624)
                                                         -----------------------------------------------------------------------
        Total Distributions                                    (130,643)          (203,963)           (37,614)          (66,360)
                                                         -----------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                                    5,025,944          8,274,792            690,622         1,121,980
    Issued in Lieu of Cash Distributions                        121,968            190,776             31,928            56,651
    Redeemed                                                 (4,846,094)        (7,566,794)          (723,409)         (919,627)
                                                         -----------------------------------------------------------------------
        Net Increase (Decrease) from
            Capital Share Transactions                          301,818            898,774               (859)          259,004
--------------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)                                   301,536            898,650             (8,381)          239,041
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                       7,144,411          6,245,761          1,892,704         1,653,663
                                                              ------------------------------------------------------------------
    End of Period                                            $7,445,947         $7,144,411         $1,884,323        $1,892,704
================================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                                    5,025,944          8,274,792             44,712            72,029
    Issued in Lieu of Cash Distributions                        121,968            190,776              2,068             3,640
    Redeemed                                                 (4,846,094)        (7,566,794)           (46,841)          (59,043)
                                                              ------------------------------------------------------------------
        Net Increase (Decrease) in
            Shares Outstanding                                  301,818            898,774                (61)           16,626
================================================================================================================================


-----------------------------------------------------------------------------------------------------------------------------
                                                                  LIMITED-TERM                         INTERMEDIATE-TERM
                                                                 TAX-EXEMPT FUND                         TAX-EXEMPT FUND
                                                       ---------------------------------     --------------------------------
                                                          SIX MONTHS               YEAR         SIX MONTHS              YEAR
                                                               ENDED              ENDED              ENDED             ENDED
                                                       APR. 30, 2000      OCT. 31, 1999      APR. 30, 2000     OCT. 31, 1999
                                                               (000)              (000)              (000)             (000)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net Investment Income                               $     56,497        $   106,494        $   201,048       $   399,839
    Realized Net Gain (Loss)                                  (2,785)               149              2,854            14,245
    Change in Unrealized Appreciation (Depreciation)         (20,275)           (63,567)           (38,328)         (454,039)
                                                       ----------------------------------------------------------------------
        Net Increase (Decrease) in Net Assets
            Resulting from Operations                         33,437             43,076            165,574           (39,955)
                                                       ----------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                    (56,497)          (106,494)          (201,048)         (399,839)
    Realized Capital Gain                                         --                 --                 --           (20,547)
                                                       ----------------------------------------------------------------------
        Total Distributions                                  (56,497)          (106,494)          (201,048)         (420,386)
                                                       ----------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                                   567,018          1,062,991            996,142         2,371,429
    Issued in Lieu of Cash Distributions                      44,197             83,769            148,625           317,269
    Redeemed                                                (578,677)          (846,527)        (1,395,754)       (1,773,115)
                                                       ----------------------------------------------------------------------
        Net Increase (Decrease) from
            Capital Share Transactions                        32,538            300,233           (250,987)          915,583
-----------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)                                  9,478            236,815           (286,461)          455,242
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                    2,576,995          2,340,180          8,228,319         7,773,077
                                                       ----------------------------------------------------------------------
    End of Period                                         $2,586,473         $2,576,995         $7,941,858        $8,228,319
=============================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                                    53,776             98,675             78,002           178,445
    Issued in Lieu of Cash Distributions                       4,196              7,792             11,648            23,965
    Redeemed                                                 (54,882)           (78,694)          (109,263)         (134,015)
                                                       ----------------------------------------------------------------------
        Net Increase (Decrease) in
            Shares Outstanding                                 3,090             27,773            (19,613)           68,395
=============================================================================================================================


------------------------------------------------------------------------------------------------------------------------------
                                                                INSURED LONG-TERM                       LONG-TERM
                                                                 TAX-EXEMPT FUND                      TAX-EXEMPT FUND
                                                        -------------------------------       --------------------------------
                                                           SIX MONTHS               YEAR         SIX MONTHS              YEAR
                                                                ENDED              ENDED              ENDED             ENDED
                                                        APR. 30, 2000      OCT. 31, 1999      APR. 30, 2000     OCT. 31, 1999
                                                                (000)              (000)              (000)             (000)
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net Investment Income                                $     59,390        $   118,079       $     41,608      $     80,283
    Realized Net Gain (Loss)                                    8,150             10,700             (5,446)            4,219
    Change in Unrealized Appreciation (Depreciation)            5,690           (192,045)            15,088          (139,950)
                                                        ----------------------------------------------------------------------
        Net Increase (Decrease) in Net Assets
            Resulting from Operations                          73,230            (63,266)            51,250           (55,448)
                                                        ----------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                     (59,390)          (118,079)           (41,608)          (80,283)
    Realized Capital Gain                                          --            (12,271)                --           (15,575)
                                                        ----------------------------------------------------------------------
        Total Distributions                                   (59,390)          (130,350)           (41,608)          (95,858)
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                                    216,608            410,769            224,207           436,934
    Issued in Lieu of Cash Distributions                       36,826             83,680             27,699            66,604
    Redeemed                                                 (301,427)          (375,764)          (258,321)         (333,511)
                                                        ----------------------------------------------------------------------
        Net Increase (Decrease) from
            Capital Share Transactions                        (47,993)           118,685             (6,415)          170,027
------------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)                                 (34,153)           (74,931)             3,227            18,721
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                     2,160,204          2,235,135          1,527,496         1,508,775
                                                        ----------------------------------------------------------------------
    End of Period                                          $2,126,051         $2,160,204         $1,530,723        $1,527,496
==============================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                                     18,472             33,075             21,665            39,639
    Issued in Lieu of Cash Distributions                        3,144              6,763              2,675             6,046
    Redeemed                                                  (25,770)           (30,568)           (24,960)          (30,394)
                                                         ----------------------------------      -----------------------------
        Net Increase (Decrease) in
            Shares Outstanding                                 (4,154)             9,270               (620)           15,291
==============================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                                     HIGH-YIELD
                                                                                                  TAX-EXEMPT FUND
                                                                                       ----------------------------------
                                                                                          SIX MONTHS                YEAR
                                                                                               ENDED               ENDED
                                                                                       APR. 30, 2000       OCT. 31, 1999
                                                                                               (000)               (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net Investment Income                                                               $     80,460         $   156,548
    Realized Net Gain (Loss)                                                                   1,393               1,471
    Change in Unrealized Appreciation (Depreciation)                                         (22,861)           (245,647)
                                                                                        ---------------------------------
        Net Increase (Decrease) in Net Assets Resulting from Operations                       58,992             (87,628)
                                                                                        ---------------------------------
DISTRIBUTIONS
    Net Investment Income                                                                    (80,460)           (156,548)
    Realized Capital Gain                                                                         --             (18,021)
                                                                                        ---------------------------------
        Total Distributions                                                                  (80,460)           (174,569)
                                                                                        ---------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                                                                   471,291           1,018,305
    Issued in Lieu of Cash Distributions                                                      53,513             121,185
    Redeemed                                                                                (587,805)           (714,278)
                                                                                        ---------------------------------
        Net Increase (Decrease) from Capital Share Transactions                              (63,001)            425,212
-------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)                                                                (84,469)            163,015
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                                                    2,867,364           2,704,349
                                                                                        ---------------------------------
    End of Period                                                                         $2,782,895          $2,867,364
=========================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                                                                    46,831              94,318
    Issued in Lieu of Cash Distributions                                                       5,329              11,294
    Redeemed                                                                                 (58,430)            (67,058)
                                                                                        ---------------------------------
        Net Increase (Decrease) in Shares Outstanding                                         (6,270)             38,554
=========================================================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis. It also presents the fund's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

------------------------------------------------------------------------------------------------------------------------------------
                                                                         TAX-EXEMPT MONEY MARKET FUND
                                                           YEAR ENDED OCTOBER 31,                         YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING                SIX MONTHS ENDED    ----------------------         SEP. 1 TO       ---------------------
THROUGHOUT EACH PERIOD                    APR. 30, 2000    1999              1998     OCT. 31, 1997     1997      1996      1995
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $1.00      $1.00         $1.00              $1.00    $1.00     $1.00     $1.00
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                           .018       .030          .034               .006     .034      .034      .036
   Net Realized and Unrealized
      Gain (Loss) on Investments                     --         --            --                 --       --        --        --
                                       ---------------------------------------------------------------------------------------------
      Total from Investment Operations             .018       .030          .034               .006     .034      .034      .036
                                       ---------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income           (.018)     (.030)        (.034)             (.006)   (.034)    (.034)    (.036)
   Distributions from  Realized
      Capital Gains                                  --         --            --                 --       --        --        --
                                       ---------------------------------------------------------------------------------------------
      Total Distributions                         (.018)     (.030)        (.034)             (.006)   (.034)    (.034)    (.036)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $1.00      $1.00         $1.00              $1.00    $1.00     $1.00     $1.00
====================================================================================================================================

TOTAL RETURN                                       1.79%      3.08%         3.44%              0.59%    3.47%     3.48%     3.63%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)          $7,446     $7,144        $6,246             $5,380   $5,345    $4,624    $4,166
   Ratio of Total Expenses to
      Average Net Assets                           0.17%*     0.18%         0.20%              0.18%*   0.19%     0.20%     0.22%
   Ratio of Net Investment Income to
      Average Net Assets                           3.56%*     3.03%         3.37%              3.53%*   3.41%     3.42%     3.56%
====================================================================================================================================

*Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                                         SHORT-TERM TAX-EXEMPT FUND
                                                           YEAR ENDED OCTOBER 31,                         YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING                SIX MONTHS ENDED    ----------------------         SEP. 1 TO       ---------------------
THROUGHOUT EACH PERIOD                    APR. 30, 2000    1999              1998     OCT. 31, 1997     1997      1996      1995
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $15.48     $15.65        $15.58             $15.57   $15.54    $15.59    $15.46
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                           .300       .578          .609               .103     .610      .609      .600
   Net Realized and Unrealized
      Gain (Loss) on Investments                  (.060)     (.164)         .076               .010     .034     (.050)     .131
                                       ---------------------------------------------------------------------------------------------
      Total from Investment Operations             .240       .414          .685               .113     .644      .559      .731
                                       ---------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income           (.300)     (.578)        (.609)             (.103)   (.610)    (.609)    (.600)
   Distributions from  Realized
      Capital Gains                                  --      (.006)        (.006)                --    (.004)       --     (.001)
                                       ---------------------------------------------------------------------------------------------
      Total Distributions                         (.300)     (.584)        (.615)             (.103)   (.614)    (.609)    (.601)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $15.42     $15.48        $15.65             $15.58   $15.57    $15.54    $15.59
====================================================================================================================================

TOTAL RETURN                                       1.56%      2.69%         4.49%              0.73%    4.22%     3.64%     4.83%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)          $1,884     $1,893        $1,654             $1,485   $1,464    $1,457    $1,442
   Ratio of Total Expenses to
      Average Net Assets                           0.17%*     0.18%         0.20%              0.18%*   0.19%     0.20%     0.22%
   Ratio of Net Investment Income to
      Average Net Assets                           3.89%*     3.71%         3.90%              3.96%*   3.91%     3.90%     3.88%
   Portfolio Turnover Rate                           59%*       56%           36%                 4%      34%       33%       32%
====================================================================================================================================

*Annualized.


------------------------------------------------------------------------------------------------------------------------------------
                                                                         LIMITED-TERM TAX-EXEMPT FUND
                                                           YEAR ENDED OCTOBER 31,                         YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING                SIX MONTHS ENDED    ----------------------         SEP. 1 TO       ---------------------
THROUGHOUT EACH PERIOD                    APR. 30, 2000    1999              1998     OCT. 31, 1997     1997      1996      1995
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.59     $10.85        $10.74             $10.71   $10.62    $10.71    $10.57
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                           .232       .457          .460               .078     .476      .483      .476
   Net Realized and Unrealized
      Gain (Loss) on Investments                  (.100)     (.260)         .110               .030     .090     (.090)     .140
                                       ---------------------------------------------------------------------------------------------
      Total from Investment Operations             .132       .197          .570               .108     .566      .393      .616
                                       ---------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income           (.232)     (.457)        (.460)             (.078)   (.476)    (.483)    (.476)
   Distributions from  Realized
      Capital Gains                                  --         --            --                 --       --        --        --
                                       ---------------------------------------------------------------------------------------------
      Total Distributions                         (.232)     (.457)        (.460)             (.078)   (.476)    (.483)    (.476)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $10.49     $10.59        $10.85             $10.74   $10.71    $10.62    $10.71
====================================================================================================================================

TOTAL RETURN                                       1.26%      1.83%         5.42%              1.01%    5.44%     3.73%     5.99%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)          $2,586     $2,577        $2,340             $1,962   $1,929    $1,761    $1,669
   Ratio of Total Expenses to
      Average Net Assets                           0.17%*     0.18%         0.21%              0.18%*   0.19%     0.21%     0.22%
   Ratio of Net Investment Income to
      Average Net Assets                           4.41%*     4.25%         4.27%              4.34%*   4.46%     4.51%     4.51%
   Portfolio Turnover Rate                           33%*       14%           35%                 2%      28%       27%       35%
====================================================================================================================================

*Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INTERMEDIATE-TERM TAX-EXEMPT FUND
                                                           YEAR ENDED OCTOBER 31,                         YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING                SIX MONTHS ENDED    ----------------------         SEP. 1 TO       ---------------------
THROUGHOUT EACH PERIOD                    APR. 30, 2000    1999              1998     OCT. 31, 1997     1997      1996      1995
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $12.79     $13.52        $13.35             $13.30   $13.04    $13.14    $13.02
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                           .322       .648          .661               .111     .669      .671      .686
   Net Realized and Unrealized
      Gain (Loss) on Investments                  (.060)     (.695)         .222               .050     .263     (.091)     .278
                                       ---------------------------------------------------------------------------------------------
      Total from Investment Operations             .262      (.047)         .883               .161     .932      .580      .964
                                       ---------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income           (.322)     (.648)        (.661)             (.111)   (.669)    (.671)    (.686)
   Distributions from  Realized
      Capital Gains                                  --      (.035)        (.052)                --    (.003)    (.009)    (.158)
                                       ---------------------------------------------------------------------------------------------
      Total Distributions                         (.322)     (.683)        (.713)             (.111)   (.672)    (.680)    (.844)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $12.73     $12.79        $13.52             $13.35   $13.30    $13.04    $13.14
====================================================================================================================================

TOTAL RETURN                                      2.07%     -0.40%         6.78%              1.21%    7.31%     4.47%     7.82%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)          $7,942     $8,228        $7,773             $6,770   $6,658    $5,927    $5,448
   Ratio of Total Expenses to
      Average Net Assets                         0.17%*      0.18%         0.21%             0.18%*    0.19%     0.20%     0.22%
   Ratio of Net Investment Income to
      Average Net Assets                         5.05%*      4.83%         4.93%             4.99%*    5.07%     5.09%     5.35%
   Portfolio Turnover Rate                         16%*        17%           14%                 1%      15%       14%       12%
====================================================================================================================================

*Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INSURED LONG-TERM TAX-EXEMPT FUND
                                                           YEAR ENDED OCTOBER 31,                         YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING                SIX MONTHS ENDED    ----------------------         SEP. 1 TO       ---------------------
THROUGHOUT EACH PERIOD                    APR. 30, 2000    1999              1998     OCT. 31, 1997     1997      1996      1995
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $11.69     $12.73        $12.51             $12.45   $12.14    $12.12    $11.98
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                           .324       .644          .658               .111     .674      .670      .684
   Net Realized and Unrealized
      Gain (Loss) on Investments                   .080      (.971)         .301               .060     .382      .020      .313
                                       ---------------------------------------------------------------------------------------------
      Total from Investment Operations             .404      (.327)         .959               .171    1.056      .690      .997
                                       ---------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income           (.324)     (.644)        (.658)             (.111)   (.674)    (.670)    (.684)
   Distributions from  Realized
      Capital Gains                                  --      (.069)        (.081)                --    (.072)       --     (.173)
                                       ---------------------------------------------------------------------------------------------
      Total Distributions                         (.324)     (.713)        (.739)             (.111)   (.746)    (.670)    (.857)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $11.77     $11.69        $12.73             $12.51   $12.45    $12.14    $12.12
====================================================================================================================================

TOTAL RETURN                                      3.50%     -2.74%         7.88%              1.37%    8.93%     5.77%     8.88%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)          $2,126     $2,160        $2,235             $2,043   $2,024    $1,936    $1,935
   Ratio of Total Expenses to
      Average Net Assets                         0.18%*      0.19%         0.20%             0.18%*    0.19%     0.20%     0.22%
   Ratio of Net Investment Income to
      Average Net Assets                         5.54%*      5.20%         5.22%             5.32%*    5.47%     5.46%     5.82%
   Portfolio Turnover Rate                         31%*        17%           16%                 1%      18%       18%        7%
====================================================================================================================================

*Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                LONG-TERM TAX-EXEMPT FUND
                                                           YEAR ENDED OCTOBER 31,                         YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING                SIX MONTHS ENDED    ----------------------         SEP. 1 TO       ---------------------
THROUGHOUT EACH PERIOD                    APR. 30, 2000    1999              1998     OCT. 31, 1997     1997      1996      1995
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.34     $11.39        $11.18             $11.11   $10.73    $10.68    $10.58
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                           .286       .565          .580               .098     .588      .591      .608
   Net Realized and Unrealized
      Gain (Loss) on Investments                   .070      (.935)         .268               .070     .403      .050      .256
                                       ---------------------------------------------------------------------------------------------
      Total from Investment Operations             .356      (.370)         .848               .168     .991      .641      .864
                                       ---------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income           (.286)     (.565)        (.580)             (.098)   (.588)    (.591)    (.608)
   Distributions from  Realized
      Capital Gains                                  --      (.115)        (.058)                --    (.023)       --     (.156)
                                       ---------------------------------------------------------------------------------------------
      Total Distributions                         (.286)     (.680)        (.638)             (.098)   (.611)    (.591)    (.764)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $10.41     $10.34        $11.39             $11.18   $11.11    $10.73    $10.68
====================================================================================================================================

TOTAL RETURN                                       3.49%    -3.45%          7.78%              1.52%    9.46%     6.08%     8.74%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)          $1,531     $1,527        $1,509             $1,249   $1,222    $1,110    $1,054
   Ratio of Total Expenses to
      Average Net Assets                           0.17%*     0.18%         0.21%              0.18%*   0.19%     0.20%     0.23%
   Ratio of Net Investment Income to
      Average Net Assets                           5.52%*     5.13%         5.13%              5.28%*   5.37%     5.45%     5.87%
   Portfolio Turnover Rate                           25%*       15%           18%                 1%       9%       26%       35%
====================================================================================================================================

*Annualized.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                 HIGH-YIELD TAX-EXEMPT FUND
                                                           YEAR ENDED OCTOBER 31,                         YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING                SIX MONTHS ENDED    ----------------------         SEP. 1 TO       ---------------------
THROUGHOUT EACH PERIOD                    APR. 30, 2000    1999              1998     OCT. 31, 1997     1997      1996      1995
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.13     $11.06        $10.83             $10.76   $10.39    $10.43    $10.39
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                           .291       .571          .582               .106     .589      .594      .625
   Net Realized and Unrealized
      Gain (Loss) on Investments                  (.080)     (.858)         .282               .070     .370     (.040)     .213
                                       ---------------------------------------------------------------------------------------------
      Total from Investment Operations             .211      (.287)         .864               .176     .959      .554      .838
                                       ---------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income           (.291)     (.571)        (.582)             (.106)   (.589)    (.594)    (.625)
   Distributions from  Realized
      Capital Gains                                  --      (.072)        (.052)                --       --        --     (.173)
                                       ---------------------------------------------------------------------------------------------
      Total Distributions                         (.291)     (.643)        (.634)             (.106)   (.589)    (.594)    (.798)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $10.05     $10.13        $11.06             $10.83   $10.76    $10.39    $10.43
====================================================================================================================================

TOTAL RETURN                                       2.12%    -2.77%          8.19%              1.63%    9.45%     5.39%     8.69%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)          $2,783     $2,867        $2,704             $2,256   $2,193    $1,985    $1,865
   Ratio of Total Expenses to
      Average Net Assets                           0.18%*     0.18%         0.20%              0.19%*   0.19%     0.20%     0.22%
   Ratio of Net Investment Income to
      Average Net Assets                           5.80%*     5.33%         5.28%              6.08%*   5.56%     5.66%     6.15%
   Portfolio Turnover Rate                           31%*       22%           24%                 3%      27%       19%       33%
====================================================================================================================================

*Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Municipal Bond Funds comprise the Tax-Exempt Money Market, Short-Term Tax- Exempt, Limited-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, Long-Term Tax-Exempt, and High-Yield Tax-Exempt Funds, each of which is registered under the Investment Company Act of 1940 as a diversified open-end investment company, or mutual fund. Each fund invests in debt instruments of many municipal issuers; the issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Effective in 1997, each fund's fiscal year changed from August 31 to October 31.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Other funds:
Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. FUTURES CONTRACTS: Each fund, except the Tax-Exempt Money Market Fund, may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts to a limited extent, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The funds may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The funds may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the funds and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the values of futures contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

     5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and original issue discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the Board of Trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2000, the funds had contributed capital to Vanguard (included in Other Assets) of:

-------------------------------------------------------------------------
                      CAPITAL CONTRIBUTION  PERCENTAGE     PERCENTAGE OF
                           TO VANGUARD        OF FUND       VANGUARD'S
TAX-EXEMPT FUND               (000)         NET ASSETS    CAPITALIZATION
-------------------------------------------------------------------------
Money Market                $1,459            0.02%            1.5%
Short-Term                     381            0.02             0.4
Limited-Term                   493            0.02             0.5
Intermediate-Term            1,525            0.02             1.5
Insured Long-Term              411            0.02             0.4
Long-Term                      294            0.02             0.3
High-Yield                     534            0.02             0.5
-------------------------------------------------------------------------

The funds' Trustees and officers are also Directors and officers of Vanguard.

C. The funds' investment adviser may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the funds part of the underwriting fees generated. Such rebates or credits are used solely to reduce the funds' management and administrative expenses. The funds' custodian bank has also agreed to reduce its fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended April 30, 2000, these arrangements reduced expenses by:

------------------------------------------------------------------------
                                                EXPENSE REDUCTION
                                                      (000)
                                      ----------------------------------
                                         MANAGEMENT AND     CUSTODIAN
TAX-EXEMPT FUND                          ADMINISTRATIVE       FEES
------------------------------------------------------------------------
Money Market                                   --             $38
Short-Term                                     --              11
Limited-Term                                   --              13
Intermediate-Term                             $33              38
Insured Long-Term                              78              12
Long-Term                                       2               9
High-Yield                                     86              15
------------------------------------------------------------------------

D. During the six months ended April 30, 2000, purchases and sales of investment securities other than temporary cash investments were:

----------------------------------------------------------------------
                                                      (000)
                                         -----------------------------
TAX-EXEMPT FUND                             PURCHASES         SALES
----------------------------------------------------------------------
Short-Term                                 $415,114        $495,794
Limited-Term                                462,297         422,534
Intermediate-Term                           621,932         825,221
Insured Long-Term                           331,203         465,167
Long-Term                                   176,058         343,751
High-Yield                                  427,490         489,315
----------------------------------------------------------------------

E. Capital gains distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes due to differences in the timing of realization of gains. At October 31, 1999, the following funds had capital losses to offset future capital gains through the following fiscal year-ends:

-------------------------------------------------------------------------
                                         CAPITAL LOSS
                                 ----------------------------------------
                                    AMOUNT     EXPIRATION: FISCAL YEAR(S)
TAX-EXEMPT FUND                     (000)          ENDING OCTOBER 31
-------------------------------------------------------------------------
Money Market                     $     (738)            2002-2007
Limited-Term                           (909)            2003-2006
Insured Long-Term                    (1,557)                 2007
Long-Term                            (1,908)                 2007
High-Yield                          (10,705)                 2007
-------------------------------------------------------------------------

     The Short-Term and Intermediate-Term Tax-Exempt Funds used a tax accounting practice to apply $194,000 and $1,897,000, respectively, of the price of capital shares redeemed to reduce capital gain distribution requirements for the year ended October 31, 1999. Capital gains that were so offset have been reclassified from accumulated net realized gains to paid in capital. After this reduction, the Short-Term Tax-Exempt Fund had $258,000 of 1999 capital gains remaining, on which the fund paid federal tax of $78,000 (included in Realized Net Loss) during the six months ended April 30, 2000. The balance after tax of $180,000 has been reclassified from accumulated net realized gains to paid in capital.

     The following funds had realized losses through October 31, 1999, which are deferred for tax purposes and reduce the amount of unrealized appreciation (depreciation) on investment securities for tax purposes (see Note F).

---------------------------------------------------------------------------
                                                         DEFERRED LOSSES
TAX-EXEMPT FUND                                               (000)
---------------------------------------------------------------------------
Limited-Term                                              $     806
Intermediate-Term                                            40,564
Insured Long-Term                                            27,174
Long-Term                                                    11,616
High-Yield                                                   18,948
---------------------------------------------------------------------------

F. At April 30, 2000, net unrealized appreciation (depreciation) of investment securities for federal income tax purposes was:

--------------------------------------------------------------------------
                                              (000)
                       ---------------------------------------------------
                                                                 NET
                                                             UNREALIZED
                          APPRECIATED      DEPRECIATED      APPRECIATION
TAX-EXEMPT FUND           SECURITIES       SECURITIES      (DEPRECIATION)
--------------------------------------------------------------------------
Short-Term              $     149        $  (12,807)      $   (12,658)
Limited-Term*               1,195           (38,756)          (37,561)
Intermediate-Term*         73,374          (155,440)          (82,066)
Insured Long-Term*         59,422           (38,464)           20,958
Long-Term*                 37,216           (46,883)           (9,667)
High-Yield*                45,990          (140,167)          (94,177)
--------------------------------------------------------------------------

*See Note E.

     At April 30, 2000, the aggregate settlement value of open futures contracts expiring in June 2000 and the related unrealized appreciation (depreciation) were:

--------------------------------------------------------------------------
                                                     (000)
                                         ---------------------------------
                           NUMBER OF        AGGREGATE        UNREALIZED
TAX-EXEMPT FUND/         LONG (SHORT)      SETTLEMENT       APPRECIATION
FUTURES CONTRACTS          CONTRACTS          VALUE        (DEPRECIATION)
--------------------------------------------------------------------------
Intermediate-Term/
   U.S. Treasury Bond       (876)         $  84,589            $132
   U.S. Treasury Note      1,512            146,593            (426)
Insured Long-Term/
   U.S. Treasury Bond       (615)            59,386              45
   U.S. Treasury Note        760             73,684            (158)
Long-Term/
   Municipal Bond Index      125             11,652              --
   U.S. Treasury Bond       (546)            52,723             237
   U.S. Treasury Note        294             28,505             (81)
High-Yield/
   U.S. Treasury Bond       (576)            55,620              36
   U.S. Treasury Note        996             96,565            (214)
--------------------------------------------------------------------------

THE VANGUARD(R)FAMILY OF FUNDS

STOCK FUNDS
-------------------------------------------------------------------------------
500 Index Fund
Aggressive Growth Fund
Capital Opportunity Fund
Convertible Securities Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund*
Global Equity Fund
Gold and Precious Metals Fund
Growth and Income Fund
Growth Index Fund*
Health Care Fund
Institutional Index Fund*
International Growth Fund
International Value Fund
Mid-Cap Index Fund*
Morgan(TM) Growth Fund
Pacific Stock Index Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund*
Small-Cap Index Fund*
Small-Cap Value Index Fund*
Tax-Managed Capital Appreciation Fund*
Tax-Managed Growth and Income Fund*
Tax-Managed International Fund*
Tax-Managed Small-Cap Fund*
Total International Stock Index Fund
Total Stock Market Index Fund*
U.S. Growth Fund
Utilities Income Fund
Value Index Fund*
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
-------------------------------------------------------------------------------
Asset Allocation Fund
Balanced Index Fund
Global Asset Allocation Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
-------------------------------------------------------------------------------
Admiral(TM) Intermediate-Term Treasury Fund
Admiral(TM) Long-Term Treasury Fund
Admiral(TM) Short-Term Treasury Fund
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Preferred Stock Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund*
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
  (California, Florida,
  Massachusetts, New Jersey,
  New York, Ohio, Pennsylvania)
Total Bond Market Index Fund*

MONEY MARKET FUNDS
-------------------------------------------------------------------------------
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund*
State Tax-Exempt Money Market Funds
  (California, New Jersey, New York,
  Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY PLAN
-------------------------------------------------------------------------------
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High-Grade Bond Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio

*Offers Institutional Shares.

      For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from
        The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600.
               Read it carefully before you invest or send money.

THE PEOPLE WHO GOVERN YOUR FUND

The Trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund Trustees also serve on the Board of Directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.

   The majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

   Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new Trustees/Directors; and electing Vanguard officers.

   The list below provides a brief description of each Trustee's professional affiliations. Noted in parentheses is the year in which the Trustee joined the Vanguard Board.

TRUSTEES

JOHN J. BRENNAN - (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN - (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & JohnsonoMerck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BURTON G. MALKIEL - (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co., The Jeffrey Co., and Select Sector SPDR Trust.

ALFRED M. RANKIN, JR. - (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

JOHN C. SAWHILL - (1991) President and Chief Executive Officer of The Nature Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries, and Newfield Exploration Co.

JAMES O. WELCH, JR. - (1971) Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON - (1985) Retired Chairman of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University.

OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY - Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS - Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

VANGUARD MANAGING DIRECTORS

R. GREGORY BARTON - Legal Department.
ROBERT A. DISTEFANO - Information Technology.
JAMES H. GATELY - Individual Investor Group.
KATHLEEN C. GUBANICH - Human Resources.
IAN A. MACKINNON - Fixed Income Group.
F. WILLIAM MCNABB, III - Institutional Investor Group.
MICHAEL S. MILLER - Planning and Development.
RALPH K. PACKARD - Chief Financial Officer.
GEORGE U. SAUTER - Quantitative Equity Group.

[THE VANGUARD GROUP LOGO]

Post Office Box 2600
Valley Forge, Pennsylvania 19482-2600

ABOUT OUR COVER

Our cover art, depicting HMS Vanguard at sea, is a reproduction of Leading the Way, a 1984 work created and copyrighted by noted naval artist Tom Freeman, of Forest Hill, Maryland.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

INDIVIDUAL ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

Q952-062000
(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

VANGUARD MUNICIPAL BOND FUNDS
STATEMENT OF NET ASSETS  -  APRIL 30, 2000 (UNAUDITED)

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

       This Statement provides a detailed list of each fund's municipal bond holdings by state, including each security's market value on the last day of the reporting period and information on credit enhancements such as insurance or letters of credit. Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

       At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets on both a dollar and per-share basis. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.


CONTENTS

  Tax-Exempt Money Market Fund                            1
  Short-Term Tax-Exempt Fund                             11
  Limited-Term Tax-Exempt Fund                           18
  Intermediate-Term Tax-Exempt Fund                      27
  Insured Long-Term Tax-Exempt Fund                      46
  Long-Term Tax-Exempt Fund                              53
  High-Yield Tax-Exempt Fund                             59
  Key to Abbreviations                                   67



--------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE         MARKET
                                                                                  MATURITY           AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                         COUPON           DATE            (000)         (000)
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.4%)
--------------------------------------------------------------------------------------------------------------------------
ALABAMA (2.4%)
Alabama GO                                                            5.50%    10/1/2000            $ 5,000       $ 5,033
Alabama Public School & College Auth. TOB VRDO                        5.16%     5/4/2000 (3) ++       5,000         5,000
Alabama Special Care Fac. Finance Auth. Rev. VRDO
 (Montgomery Hosp.)                                                   5.00%     5/3/2000 (3)         17,400        17,400
Birmingham AL GO VRDO                                                 4.95%     5/3/2000 (2) LOC     28,200        28,200
Birmingham AL GO VRDO                                                 5.10%     5/4/2000 LOC         21,000        21,000
Birmingham AL GO VRDO                                                 5.25%     5/3/2000 LOC         28,900        28,900
Jefferson County AL GO VRDO                                           5.08%     5/5/2000 LOC         40,000        40,000
Mobile AL IDR VRDO (Kimberly-Clark Tissue Co. Project)                5.05%     5/3/2000             33,550        33,550
                                                                                                                 ---------
                                                                                                                  179,083
                                                                                                                 ---------

ALASKA (0.8%)
Alaska Housing Finance Corp. TOB VRDO                                 5.13%     5/4/2000 ++           6,455         6,455
Anchorage AK Electric Util. Rev. VRDO (Muni. Light & Power)           5.05%     5/3/2000 LOC         17,300        17,300
Valdez AK Marine Terminal Rev. VRDO (Exxon Pipeline Co. Project)      6.05%     5/2/2000              4,200         4,200
Valdez AK Marine Terminal Rev. VRDO
 (Mobil Alaska Pipeline Co. Project)                                  4.90%     5/3/2000             28,650        28,650
                                                                                                                 ---------
                                                                                                                   56,605
                                                                                                                 ---------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE         MARKET
                                                                                  MATURITY           AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                         COUPON           DATE            (000)         (000)
---------------------------------------------------------------------------------------------------------------------------
ARIZONA (0.9%)
Arizona Transp. Board Excise Tax Rev.
 (Maricopa County Regional Area Road Fund)                            4.75%     7/1/2000 (2)       $ 16,995      $ 17,032
Arizona Transp. Board Highway Rev.                                    6.00%     7/1/2000              4,500         4,513
Mesa AZ IDA VRDO (Discovery Health)                                   5.00%     5/3/2000             14,300        14,300
Salt River Project Agricultural Improvement & Power Dist. AZ CP       4.15%    7/13/2000             23,600        23,600
Salt River Project Agricultural Improvement & Power Dist. AZ CP       4.15%    7/17/2000              9,700         9,700
                                                                                                                 ---------
                                                                                                                   69,145
                                                                                                                 ---------

ARKANSAS (0.9%)
Arkansas Dev. Finance Auth. Health Care Fac. VRDO
   (Sisters of Mercy)                                                 5.05%     5/4/2000             19,500        19,500
Univ. of Arkansas Board of Trustees Rev. VRDO                         5.10%     5/3/2000 (1)         50,670        50,670
                                                                                                                 ---------
                                                                                                                   70,170
                                                                                                                 ---------

CALIFORNIA (0.7%)
California Student Loan Marketing Corp. VRDO                          5.05%     5/4/2000 LOC         18,800        18,800
Santa Barbara County CA TRAN                                          4.25%    9/29/2000             19,800        19,821
Santa Clara CA United School Dist. TRAN                               4.25%    9/29/2000             11,000        11,012
                                                                                                                 ---------
                                                                                                                   49,633
                                                                                                                 ---------

COLORADO (2.7%)
Colorado Health Fac. Auth. Rev. VRDO (Catholic Health Initiatives)    5.10%     5/3/2000             45,000        45,000
Colorado Springs CO School Dist. TAN                                  4.25%    6/30/2000             36,500        36,532
Colorado Student Obligation Bond Auth. Rev. VRDO                      5.05%     5/3/2000 (2)          5,500         5,500
Colorado Student Obligation Bond Auth. Rev. VRDO                      5.10%     5/3/2000 (2)         26,600        26,600
Denver CO City & County GO                                            6.00%     8/1/2000 (Prere.)     3,925         3,986
Douglas County CO School Dist. TAN (Douglas & Elbert Countries)       4.50%    6/30/2000              7,800         7,811
Jefferson County CO School Dist. TAN (El Paso County)                 4.50%    6/30/2000             45,000        45,056
Platte River CO Power Auth. Rev.                                      5.00%     6/1/2000 (1)          5,000         5,004
Regional Transp. Dist. of Colorado COP VRDO
   (Transit Vehicles Project)                                         5.05%     5/4/2000 LOC         27,690        27,690
                                                                                                                 ---------
                                                                                                                  203,179
                                                                                                                 ---------
CONNECTICUT (0.2%)
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)      7.75%     6/1/2000             11,300        11,335
                                                                                                                 ---------

DELAWARE (0.9%)
Delaware Econ. Dev. Auth. VRDO (Hosp. Billing & Collection)           5.00%     5/3/2000 (2)         51,670        51,670
Delaware Econ. Dev. Auth. VRDO (Hosp. Billing & Collection)           5.05%     5/3/2000 (2)         15,375        15,375
                                                                                                                 ---------
                                                                                                                   67,045
                                                                                                                 ---------
DISTRICT OF COLUMBIA (0.1%)
Metro. Washington D.C. Airport Auth. Rev. CP                          4.40%    7/10/2000             10,000        10,000
                                                                                                                 ---------

FLORIDA (7.6%)
Collier County FL Health Fac. Auth. Hosp. Rev. VRDO
 (Cleveland Clinic Health System)                                     5.95%     5/2/2000              4,230         4,230
Florida Board of Educ. Capital Outlay GO                              5.00%     6/1/2000             15,455        15,468
Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO           5.13%     5/4/2000 ++           7,980         7,980
Florida Dept. of General Services Rev.
 (Dept. of Environmental Protection Preservation-2000)                4.00%     7/1/2000 (3)         16,590        16,609
Florida Dept. of General Services Rev.
 (Dept. of Environmental Protection Preservation-2000)                5.50%     7/1/2000 (2)         14,095        14,135
Florida Dept. of General Services Rev. TOB VRDO
 (Dept. of Environmental Protection Preservation-2000)                5.13%     5/4/2000 (4) ++      17,930        17,930
Florida Hosp. Assn. Loan Program VRDO (Capital Projects Auth.)        5.05%     5/3/2000 (4)        115,400       115,400
Florida Housing Financing Corp. Rev. (Homeowner Mortgage)             4.25%     3/1/2001             41,625        41,625
Florida Inland Protection Finance Corp. Special Obligation Rev.       5.00%     7/1/2000 (4)         10,000        10,021
Gulf Breeze FL Local Govt. Loan Program VRDO                          5.05%     5/4/2000 (3)         29,400        29,400
Jacksonville FL Electric Auth. Rev. CP (Electric System)              4.15%    7/17/2000             18,000        18,000
Jacksonville FL Electric Auth. Rev. VRDO (Electric System)            5.80%     5/2/2000             37,900        37,900
Lee County FL Hosp. Board CP (Lee Memorial Hosp.)                     4.10%    6/14/2000             22,500        22,500
Orange County FL Housing Finance Auth.                                3.95%    12/1/2000              8,500         8,500

--------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE         MARKET
                                                                                  MATURITY           AMOUNT        VALUE*
                                                                     COUPON           DATE            (000)         (000)
---------------------------------------------------------------------------------------------------------------------------
Orange County FL Health Fac. Auth. VRDO
 (Adventist Health System/Sunbelt)                                    5.10%     5/4/2000 LOC        $41,200       $41,200
Orlando FL Util. Comm. Water & Electric Rev. BAN CP                   4.15%    7/20/2000             30,500        30,500
Osceola County FL Capital Improvement Rev.                            4.50%     9/1/2000 (1)          5,000         5,005
St. Lucie County FL PCR VRDO (Florida Power & Light Co.)              6.05%     5/2/2000              1,400         1,400
Sunshine State FL Govt. Financing Comm. Rev. VRDO                     5.00%     5/3/2000 (2)         75,000        75,000
Sunshine State FL Govt. Financing Comm. Rev. VRDO                     5.10%     5/3/2000 (2)         52,500        52,500
Tampa Bay FL Water Util. Systems Rev. TOB VRDO                        5.13%     5/4/2000 (3) ++       2,500         2,500
                                                                                                                 ---------
                                                                                                                  567,803
                                                                                                                 ---------

GEORGIA (3.2%)
Burke County GA Dev. Auth. PCR VRDO (Georgia Power Co. )              6.05%     5/2/2000              4,700         4,700
Burke County GA Dev. Auth. PCR VRDO (Oglethorpe Power Corp.)          5.05%     5/3/2000 (3)         63,625        63,625
Burke County GA Dev. Auth. PCR VRDO (Oglethorpe Power Corp.)          6.05%     5/2/2000 (2)         15,000        15,000
Floyd County GA Dev. Auth. Rev. VRDO (Berry College)                  5.10%     5/3/2000 LOC          5,000         5,000
Fulco GA Hosp. Auth. RAN VRDO (Shepherd Center Project)               5.05%     5/3/2000 LOC          7,300         7,300
Fulco GA Hosp. Auth. VRDO (Piedmont Hosp. Project)                    5.05%     5/3/2000 LOC         11,600        11,600
Georgia Environmental Fac. Auth. Water & Wastewater Loan GO           4.50%     7/1/2000              4,825         4,830
Georgia GO                                                            5.75%     8/1/2000              9,210         9,262
Georgia GO                                                            7.70%     2/1/2001              5,000         5,129
Georgia GO TOB VRDO                                                   5.11%     5/4/2000 ++          11,150        11,150
Georgia GO TOB VRDO                                                   5.13%     5/3/2000 ++           4,000         4,000
Georgia GO TOB VRDO                                                   5.16%     5/4/2000 ++          31,495        31,495
Macon-Bibb County GA Hosp. Auth Rev. VRDO
 (Medical Center of Central Georgia)                                  5.10%     5/3/2000 LOC         15,650        15,650
Monroe County GA Dev. Auth. PCR (Oglethorpe Power Corp.)              6.05%     5/2/2000 (2)          2,600         2,600
Muni. Electric Auth. of Georgia VRDO                                  5.05%     5/3/2000 LOC         14,600        14,600
Private Colleges & Univ. Auth. GA VRDO (Emory Univ. Project)          5.00%     5/3/2000              9,000         9,000
Richmond County GA Hosp. Auth. (Univ. of Health Services)             5.10%     5/3/2000 LOC         20,000        20,000
                                                                                                                 ---------
                                                                                                                  234,941
                                                                                                                 ---------

HAWAII (0.1%)
Hawaii GO                                                             8.00%     2/1/2001              5,000         5,138
Honolulu HI City & County GO                                          4.70%    10/1/2000              4,375         4,385
                                                                                                                 ---------
                                                                                                                    9,523
                                                                                                                 ---------
IDAHO (0.2%)
Idaho TAN                                                             4.25%    6/30/2000             15,000        14,998
                                                                                                                 ---------

ILLINOIS (7.1%)
Chicago IL Gas Supply Refunding Rev. VRDO
 (Peoples Gas Light & Coke Co. Project)                               5.03%     5/3/2000             12,000        12,000
Chicago IL Gas Supply Refunding Rev. VRDO
 (Peoples Gas Light & Coke Co. Project)                               5.08%     5/3/2000              8,000         8,000
Chicago IL Gas Supply Refunding Rev. VRDO
 (Peoples Gas Light & Coke Co. Project)                               5.15%     5/4/2000             16,300        16,300
Chicago IL Gas Supply Refunding Rev. VRDO
 (Peoples Gas Light & Coke Co. Project)                               5.25%     5/4/2000             12,000        12,000
Chicago IL GO TOB VRDO                                                5.15%     5/4/2000 (3) ++       7,800         7,800
Chicago IL Park Dist. Tax Anticipation Warrants                      4.375%    9/15/2000             20,000        20,055
Chicago IL Public Building Comm. Rev. TOB VRDO
   (Chicago School Reform Board)                                      5.13%     5/4/2000 (3) ++       7,800         7,800
Chicago IL Rev. VRDO (Midway Airport)                                 5.95%     5/2/2000 (1)        106,800       106,800
Chicago IL Single Family Mortgage Rev.                                4.40%     3/1/2001              5,250         5,250
Chicago IL Water Rev. VRDO                                            4.95%     5/3/2000 LOC         14,900        14,900
Cook County IL Capital Improvement GO                                 5.00%   11/15/2000 (3)          4,500         4,524
Cook County IL GO TOB VRDO                                            5.13%     5/4/2000 (3) ++       4,995         4,995
Illinois Dev. Finance Auth. PCR VRDO (Illinois Power Co. Project)     5.00%     5/3/2000 LOC         13,900        13,900
Illinois Dev. Finance Auth. PCR VRDO (Illinois Power Co. Project)     5.05%     5/3/2000 LOC         32,670        32,670
Illinois Dev. Finance Auth. PCR VRDO (Illinois Power Co. Project)     5.15%     5/3/2000 (1)         27,000        27,000
Illinois Dev. Finance Auth. VRDO (Provena Health)                     5.10%     5/3/2000 (1)         31,900        31,900
Illinois Educ. Fac. Auth. Rev. (Field Musuem of Natural History)      5.05%     5/3/2000 LOC         15,000        15,000
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)                   4.75%    12/1/2000             10,000        10,027

---------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE         MARKET
                                                                                  MATURITY           AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                         COUPON           DATE            (000)         (000)
---------------------------------------------------------------------------------------------------------------------------
Illinois Educ. Fac. Auth. Rev. VRDO (DePaul Univ.)                    5.00%     5/3/2000 LOC       $ 36,500      $ 36,500
Illinois GO TOB VRDO                                                  5.15%     5/3/2000 ++           8,820         8,820
Illinois GO TOB VRDO                                                  5.15%     5/4/2000 ++          20,000        20,000
Illinois GO TOB VRDO                                                  5.16%     5/4/2000 ++           8,995         8,995
Illinois Health Fac. Auth. Rev. VRDO (Carle Foundation)               5.05%     5/3/2000 (2)         43,700        43,700
Illinois Health Fac. Auth. Rev. VRDO
 (Gottlieb Health Resources Inc. Obligated Group)                     5.15%     5/4/2000 LOC         15,000        15,000
Illinois Health Fac. Auth. Rev. VRDO (Univ. of Chicago Hosp. Project) 4.95%     5/3/2000 (1)          4,600         4,600
Illinois Housing Dev. Auth. PUT (Homeowner Mortgage)                  3.90%   10/26/2000              6,500         6,500
Regional Transp. Auth. IL TOB VRDO                                    5.13%     5/4/2000 ++          12,895        12,895
Schaumburg IL GO VRDO                                                 5.05%     5/3/2000             18,700        18,700
                                                                                                                 ---------
                                                                                                                  526,631
                                                                                                                 ---------

INDIANA (2.2%)
Delaware County IN Hosp. Auth. Rev. VRDO
 (Cardinal Health Systems)                                            5.05%     5/3/2000 (2)         40,000        40,000
Indiana Bond Bank Advance Funding Program                             4.75%    1/18/2001             25,000        25,100
Indiana Health Fac. Financing Auth. Hosp. Rev. VRDO
 (Clarian Health Partners)                                            5.05%     5/3/2000             74,500        74,500
Indiana Muni. Power Agency VRDO                                       5.05%     5/3/2000 LOC         10,000        10,000
Indianapolis IN Local Public Improvement Bond Bank                    4.50%    7/10/2000             15,400        15,417
                                                                                                                 ---------
                                                                                                                  165,017
                                                                                                                 ---------

IOWA (1.2%)
Iowa Finance Auth. VRDO (Wheaton Franciscan Services Inc.)            5.00%     5/3/2000 (1)         10,000        10,000
Iowa School Cash Anticipation Program (Iowa School Corp.)             4.00%    6/23/2000 (4)         76,320        76,367
                                                                                                                 ---------
                                                                                                                   86,367
                                                                                                                 ---------
KANSAS (0.5%)
Sedwick County KS Airport Fac. Rev. VRDO                              5.20%     5/4/2000             34,000        34,000
                                                                                                                 ---------

KENTUCKY (2.7%)
Jefferson County KY Board of Educ. RAN                                4.25%    6/30/2000             15,645        15,664
Jeffersontown KY Lease Program Rev. VRDO
 (Kentucky League of Cities Funding)                                  5.05%     5/3/2000 LOC          6,000         6,000
Kentucky Asset/Liability Comm. Project TRAN                           4.50%    6/28/2000             66,000        66,068
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. VRDO
 (Baptist Healthcare)                                                 5.00%     5/3/2000 (1)          2,700         2,700
Kentucky Housing Corp. Rev. PUT                                       4.40%     1/1/2001 +           10,000        10,000
Kentucky Property & Building Comm. Rev. (Project No. 59)              6.00%    11/1/2000              9,000         9,092
Louisville & Jefferson County KY Regional Airport Auth.
  Special Fac. Rev. VRDO (UPS Worldwide Forwarding)                   5.75%     5/2/2000             34,000        34,000
Louisville & Jefferson County KY Regional Airport Auth.
  Special Fac. Rev. VRDO (UPS Worldwide Forwarding)                   6.10%     5/2/2000             53,300        53,300
                                                                                                                 ---------
                                                                                                                  196,824
                                                                                                                 ---------
LOUISIANA (0.8%)
Louisiana Gasoline & Fuels Tax Rev.                                   4.50%   11/15/2000             28,735        28,770
Louisiana GO                                                          6.00%     8/1/2000 (3)         14,250        14,325
Louisiana GO                                                          7.00%     9/1/2000 (Prere.)    11,540        11,882
Louisiana GO TOB VRDO                                                 5.18%     5/3/2000 ++           3,545         3,545
                                                                                                                 ---------
                                                                                                                   58,522
                                                                                                                 ---------

MAINE (0.2%)
Maine Health & Higher Educ. Fac. Auth. Rev. VRDO
 (Bowdoin College)                                                    5.00%     5/3/2000 LOC         13,100        13,100
                                                                                                                 ---------

MARYLAND (1.4%)
Frederick County MD Consolidated Public Improvement VRDO              5.05%     5/3/2000             23,390        23,390
Maryland GO TOB VRDO                                                  5.13%     5/3/2000 ++          12,865        12,865
Maryland GO TOB VRDO                                                  5.13%     5/4/2000 ++          28,500        28,500
Maryland Health & Higher Educ. Fac. (Johns Hopkins Univ.)             5.50%     7/1/2000              5,880         5,894
Montgomery MD Consolidated BAN                                        4.20%    7/18/2000             15,000        15,000
Washington Suburban Sanitation Dist. MD VRDO                          5.05%     5/3/2000             18,700        18,700
                                                                                                                 ---------
                                                                                                                  104,349
                                                                                                                 ---------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE         MARKET
                                                                                  MATURITY           AMOUNT        VALUE*
                                                                     COUPON           DATE            (000)         (000)
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS (2.6%)
Massachusetts Bay Transp. Auth.                                       4.25%     9/1/2000           $ 25,000      $ 25,014
Massachusetts Bay Transp. Auth. VRDO                                  4.95%     5/3/2000             50,000        50,000
Massachusetts Dev. Finance Agency Rev. VRDO (Brooks School)           5.00%     5/3/2000              1,500         1,500
Massachusetts GO                                                      5.00%     8/1/2000              9,950         9,981
Massachusetts GO                                                      5.50%     7/1/2000              5,000         5,014
Massachusetts GO                                                      7.00%    12/1/2000 (Prere.)     9,975        10,137
Massachusetts GO                                                      7.50%    12/1/2000 (Prere.)    14,750        15,297
Massachusetts Water Resource Auth. GO VRDO                            5.00%     5/3/2000 (3)         30,300        30,300
Plymouth MA BAN                                                       4.25%   10/18/2000             10,000        10,022
Sudbury MA BAN                                                        4.00%    8/11/2000             34,500        34,554
                                                                                                                 ---------
                                                                                                                  191,819
                                                                                                                 ---------
MICHIGAN (3.9%)
Detroit MI School Dist. State School Aid                              4.00%     6/1/2000             20,000        20,013
Michigan Building Auth. CP                                            5.00%    5/11/2000 LOC         50,000        50,000
Michigan Building Auth. Rev. Fac. Program                             5.00%   10/15/2000              4,825         4,846
Michigan GO (Recreation Program)                                      6.00%    11/1/2000             11,910        12,022
Michigan Housing Dev. Auth. PUT                                       3.95%    12/1/2000             28,000        28,000
Michigan Housing Dev. Auth. Rental Rev. VRDO                          5.00%     5/3/2000 LOC         28,400        28,400
Michigan Muni. Bond Auth.                                             4.25%    8/25/2000             32,500        32,566
Michigan Muni. Bond Auth.                                             4.25%    8/25/2000 LOC         41,000        41,086
Michigan New Center Dev. Inc. Lease Rev. COP                          4.75%     3/1/2001 LOC         15,000        15,060
Oakland County MI Econ. Dev. Corp. VRDO (Cranbrook Educ. Comm.)       5.10%     5/4/2000              6,500         6,500
Univ. of Michigan Hosp. Rev. VRDO                                     5.85%     5/2/2000             27,245        27,245
Univ. of Michigan Hosp. Rev. VRDO (Medical Service Plan)              5.85%     5/2/2000             27,700        27,700
                                                                                                                 ---------
                                                                                                                  293,438
                                                                                                                 ---------

MINNESOTA (0.3%)
Canby MN Community Hosp. Dist. VRDO
 (Sioux Valley Hosp. & Health Systems)                                5.20%     5/5/2000              3,740         3,740
Minnesota GO                                                         4.625%     8/1/2000             10,385        10,397
Minnesota Rev.                                                        5.00%    6/30/2000 (2)          5,000         5,008
                                                                                                                 ---------
                                                                                                                   19,145
                                                                                                                 ---------
MISSISSIPPI (1.1%)
Jackson County MS PCR PUT VRDO (Chevron USA Inc. Project)             3.85%     5/1/2000             18,305        18,305
Jackson County MS Port. Fac. Rev. PUT VRDO
   (Chevron USA Inc. Project)                                         3.85%     5/1/2000             50,000        50,000
Mississippi Capital Improvements GO                                   5.00%    11/1/2000              4,765         4,791
Mississippi GO TOB VRDO                                               5.13%     5/4/2000 (Prere.) ++  5,050         5,050
                                                                                                                 ---------
                                                                                                                   78,146
                                                                                                                 ---------

MISSOURI (4.4%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. VRDO
 (St. Clair County Metrolink Extension)                               5.00%     5/4/2000 (1)         80,000        80,000
Missouri Building GO TOB VRDO                                         5.15%     5/3/2000 ++           7,652         7,652
Missouri Health & Educ. Fac. Auth. VRDO
 (Sisters of Mercy Health Care System)                                5.05%     5/3/2000             53,500        53,500
Missouri Health & Educ. Fac. Auth. VRDO
 (Sisters of Mercy Health Care System)                                5.05%     5/4/2000             83,300        83,300
Missouri Health & Educ. Fac. Auth. VRDO
 (St. Anthony's Medical Center)                                       5.05%     5/3/2000             57,300        57,300
Missouri Higher Educ. Student Loan Auth. VRDO                         5.10%     5/3/2000 LOC         24,900        24,900
Univ. of Missouri Capital Project Rev.                                4.25%    6/30/2000             24,000        24,033
                                                                                                                 ---------
                                                                                                                  330,685
                                                                                                                 ---------
NEBRASKA (0.4%)
LINCOLN NE CP (LINCOLN ELECTRIC SYSTEM)                               4.15%     7/12/2000            15,000        15,000
Nebraska Higher Educ. Loan Program VRDO                               5.10%     5/3/2000 LOC         17,000        17,000
                                                                                                                 ---------
                                                                                                                   32,000
                                                                                                                 ---------
NEVADA (1.1%)
Clark County NV Airport Improvement Rev. VRDO
 (McCarran International Airport)                                     5.00%     5/3/2000 LOC         26,550        26,550
Clark County NV Airport Improvement Rev. VRDO
 (McCarran International Airport)                                     5.00%     5/3/2000 (1)          6,185         6,185

--------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE         MARKET
                                                                                  MATURITY           AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                         COUPON           DATE            (000)         (000)
--------------------------------------------------------------------------------------------------------------------------
Clark County NV Airport Improvement Rev. VRDO
 (McCarran International Airport)                                     5.05%     5/3/2000 (1)         26,200        26,200
Clark County NV Flood Control GO                                      4.25%    11/1/2000              4,845         4,852
Clark County NV School Dist. GO                                       9.75%     6/1/2000 (1)          4,580         4,602
Las Vegas NV Valley Water Dist. CP                                    4.15%    7/17/2000 LOC         13,000        13,000
                                                                                                                 ---------
                                                                                                                   81,389
                                                                                                                 ---------
NEW HAMPSHIRE (0.4%)
New Hampshire Higher Educ. & Health Fac. Auth. VRDO
 (St. Paul's School)                                                  5.00%     5/4/2000             25,000        25,000
New Hampshire Housing Finance Auth. Single Family Rev.                4.00%    12/1/2000              3,600         3,600
                                                                                                                 ---------
                                                                                                                   28,600
                                                                                                                 ---------
NEW JERSEY (0.6%)
New Jersey Building Auth. Rev. TOB VRDO                               5.06%     5/4/2000 (1) ++      30,575        30,575
New Jersey Transp. Trust Fund Auth. Rev.                              6.00%    6/15/2000             12,655        12,686
                                                                                                                 ---------
                                                                                                                   43,261
                                                                                                                 ---------
NEW MEXICO (3.8%)
New Mexico Finance Auth. Adminstrative Fee Rev. VRDO
 (Trims Project)                                                      5.05%     5/3/2000 LOC         11,681        11,681
New Mexico GO                                                         5.50%     9/1/2000              6,350         6,380
New Mexico Highway Comm. Rev. VRDO                                    5.00%     5/3/2000 (4)         18,000        18,000
New Mexico TRAN                                                       4.50%    6/30/2000            250,000       250,259
                                                                                                                 ---------
                                                                                                                  286,320
                                                                                                                 ---------

NEW YORK (4.2%)
Long Island NY Power Auth. Electric System Rev. VRDO                  5.90%     5/2/2000 LOC          1,200         1,200
Metro. NY Transp. Auth. Rev. Service Contract                         7.40%     7/1/2000 (Prere.)     4,075         4,184
Metro. NY Transp. Auth. Rev. TOB VRDO                                 5.08%     5/4/2000 (3) ++       5,700         5,700
Muni. Assistance Corp. for New York City NY                           5.50%     7/1/2000             57,940        58,093
Muni. Assistance Corp. for New York City NY                           6.00%     7/1/2000 (2)         10,000        10,030
New York City NY GO TOB VRDO                                          5.13%     5/4/2000 (3) ++       4,000         4,000
New York City NY GO VRDO                                              5.80%     5/2/2000 LOC          1,100         1,100
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. TOB VRDO                                  5.08%     5/4/2000 (3) ++      20,495        20,495
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                                      6.05%     5/2/2000 (3)         15,700        15,700
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                                      6.10%     5/2/2000 (3)         33,110        33,110
New York City NY Transitional Finance Auth. Rev.                      5.85%     5/2/2000              9,700         9,700
New York State Dormitory Auth. Rev. (City Univ.)                     7.875%     7/1/2000 (Prere.)    20,725        21,267
New York State Dormitory Auth. Rev. TOB VRDO (City Univ.)             5.08%     5/4/2000 (1) ++      19,995        19,995
New York State Environmental Fac. Corp. PCR TOB VRDO
 (New York City Muni. Water Financial Auth. Project)                  5.08%     5/4/2000 (1) ++      21,850        21,850
New York State Housing Finance Agency (Service Contract)              7.80%    9/15/2000 (Prere.)     4,760         4,922
New York State Local Govt. Assistance Corp. TOB VRDO                  5.08%     5/4/2000 (2) ++       9,070         9,070
New York State Medical Care Fac. Fin. Agency Rev. TOB VRDO            5.08%     5/4/2000 (3) ++       5,920         5,920
New York State Urban Dev. Corp. Rev. (Correctional Capital Fac.)      7.50%     1/1/2001 (Prere.)     8,000         8,298
New York State Urban Dev. Corp. Rev. TOB VRDO                         5.08%     5/4/2000 (4) ++       7,995         7,995
Suffolk County NY TAN                                                 4.50%    8/10/2000 LOC         40,000        40,060
Syosset NY Central School Dist. TAN                                   4.00%    6/29/2000             13,700        13,712
                                                                                                                 ---------
                                                                                                                  316,401
                                                                                                                 ---------

NORTH CAROLINA (1.2%)
North Carolina Medical Care Comm. Hosp. Rev. VRDO
 (Moses H. Cone Memorial Hosp. Project)                               5.05%     5/4/2000             41,500        41,500
North Carolina Medical Care Comm. Hosp. Rev. VRDO
 (North Carolina Baptist Hosp. Project)                               5.05%     5/4/2000             41,000        41,000
Winston-Salem NC COP VRDO                                             5.15%     5/4/2000              8,850         8,850
                                                                                                                 ---------
                                                                                                                   91,350
                                                                                                                 ---------

OHIO (4.5%)
Butler County OH BAN                                                  4.50%   10/19/2000              5,060         5,069
Clermont County OH Hosp. Rev. Vrdo (Mercy Health Systems)             5.05%     5/3/2000             79,355        79,355
Cuyahoga County OH Hosp. Rev. VRDO
 (Cleveland Clinic Foundation)                                        5.10%     5/3/2000           $ 43,875      $ 43,875


--------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE         MARKET
                                                                                  MATURITY           AMOUNT        VALUE*
                                                                     COUPON           DATE            (000)         (000)
--------------------------------------------------------------------------------------------------------------------------
Cuyahoga County OH Hosp. Rev. VRDO
 (Cleveland Clinic Foundation)                                        5.10%     5/3/2000 (2)        $ 5,500       $ 5,500
Cuyahoga County OH Hosp. Rev. VRDO
 (Cleveland Clinic Health System Obligated Group)                     5.10%     5/3/2000             29,400        29,400
Cuyahoga County OH Hosp. Rev. VRDO (Univ. Health Systems, Inc.)       5.10%     5/4/2000 (2)         14,180        14,180
Franklin County OH Hosp. Rev. VRDO (U.S. Health Corp.)                5.10%     5/4/2000 LOC         20,180        20,180
Hamilton County OH Hosp. Fac. Rev. VRDO
 (Health Alliance of Greater Cincinnati)                              4.95%     5/3/2000 (1)          2,700         2,700
Hamilton County OH Hosp. Fac. Rev. VRDO
 (Health Alliance of Greater Cincinnati)                              5.00%     5/3/2000 (1)          2,500         2,500
Lorain County OH Hosp. Fac. Rev. CP (Catholic Healthcare Partners)    4.10%     7/3/2000              5,000         5,000
Lorain County OH Hosp. Fac. Rev. VRDO
 (Catholic Healthcare Partners)                                       5.05%     5/3/2000             26,500        26,500
Montgomery County OH VRDO (Catholic Health Initiatves)                5.05%     5/3/2000             45,000        45,000
Ohio Air Quality Dev. Auth. VRDO
 (Cincinnati Gas & Electric Co. Project)                              5.85%     5/2/2000 LOC         11,900        11,900
Ohio Air Quality Dev. Auth. VRDO
 (Cincinnati Gas & Electric Co. Project)                              6.10%     5/2/2000 LOC          3,800         3,800
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)                    5.05%     5/3/2000              2,300         2,300
Ohio Housing Finance Agency Mortgage Rev.                             4.05%     9/1/2000             12,000        12,000
Ohio Housing Finance Agency Mortgage Rev.                             4.15%     9/1/2000             17,000        17,000
Ohio Public Fac. Comm. Higher Educ. Capital Fac.                      4.50%    11/1/2000             10,000        10,038
                                                                                                                 ---------
                                                                                                                  336,297
                                                                                                                 ---------
OKLAHOMA (0.7%)
Garfield County OK IDA PCR VRDO
   (Oklahoma Gas & Electric Co. Project)                              5.10%     5/3/2000             40,300        40,300
Oklahoma Student Loan Auth. VRDO                                      5.05%     5/3/2000 (1)          8,000         8,000
                                                                                                                 ---------
                                                                                                                   48,300
                                                                                                                 ---------

OREGON (1.8%)
Oregon GO VRDO                                                        5.00%     5/3/2000             39,650        39,650
Oregon GO VRDO                                                        5.00%     5/3/2000             34,800        34,800
Oregon GO VRDO                                                        5.05%     5/3/2000             25,700        25,700
Oregon GO (Veterans Welfare)                                          4.30%     4/1/2001              7,000         7,000
Oregon Health Housing Educ. & Cultural Fac. Auth. VRDO
 (Peacehealth)                                                        5.10%     5/4/2000 LOC         14,060        14,060
Port of Portland OR Portland International Airport
  Passenger Fac. Rev. TOB VRDO                                        5.17%     5/4/2000 ++           5,130         5,130
Portland OR Full Faith & Credit BAN                                   4.50%     6/1/2000              9,000         9,006
                                                                                                                 ---------
                                                                                                                  135,346
                                                                                                                 ---------

PENNSYLVANIA (4.9%)
Berks County PA GO                                                    7.25%   11/15/2000 (3)(Prere.)  6,700         6,938
Berks County PA IDA VRDO (Lutheran Health Care)                       5.05%     5/3/2000 (2)         14,700        14,700
Delaware County PA Hosp. Auth. VRDO
 (Crozier-Chester Medical Center)                                     4.57%     5/3/2000 LOC          4,800         4,800
Geisinger Health System Auth. of Pennsylvania VRDO
 (Penn State Geisinger Health System)                                 5.80%     5/2/2000              7,200         7,200
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                              5.10%     5/3/2000 LOC        190,730       190,730
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                              5.10%     5/3/2000 (2)         28,200        28,200
Pennsylvania Higher Educ. Fac. Auth. Rev. VRDO
 (Carnegie Mellon Univ.)                                              5.80%     5/2/2000              4,700         4,700
Pennsylvania Higher Educ. Fac. Auth. Rev. VRDO
 (Univ. of Penn Health Services)                                      5.10%     5/3/2000 LOC         30,000        30,000
Pennsylvania Intergovernmental Cooperation Auth. Rev.                 5.75%    6/15/2000 (3)          6,675         6,687
Sayre PA Health Care Fac. Auth. VRDO
 (VHA of Pennsylvania, Pooled Capital Asset Financial Program)        5.05%     5/3/2000 (2)         45,500        45,500
South Fork PA Hosp. Auth. Rev. VRDO (Conemaugh Valley Hosp.)          5.95%     5/2/2000 (1)          9,200         9,200
St. Mary's Hosp. Auth. PA VRDO (Catholic Health Iniatives)            5.05%     5/3/2000             13,800        13,800
                                                                                                                 ---------
                                                                                                                  362,455
                                                                                                                 ---------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE         MARKET
                                                                                  MATURITY           AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                         COUPON           DATE            (000)         (000)
--------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND (0.1%)
Rhode Island Capital Dev. Loan VRDO                                   5.00%     5/3/2000            $ 9,000      $  9,000

SOUTH CAROLINA (0.5%)
Berkeley County SC Exempt Fac. Ind. Rev. VRDO
 (Amoco Chemical Co. Project)                                         6.20%     5/2/2000             10,800        10,800
Lexington SC School Dist. BAN                                         4.50%    9/29/2000             23,930        24,004
South Carolina Transp. Infrastructure                                 4.75%    10/1/2000 (1)          4,495         4,509
                                                                                                                 ---------
                                                                                                                   39,313
                                                                                                                 ---------

SOUTH DAKOTA (0.2%)
South Dakota Health & Educ. Fac. Auth. VRDO
 (Sioux Valley Hosp. & Health System)                                 5.20%     5/5/2000             18,480        18,480
                                                                                                                 ---------

TENNESSEE (2.0%)
Metro. Govt. of Nashville & Davidson County TN
  Health & Educ. Fac. PUT (Vanderbilt Univ.)                          4.15%    1/15/2001             27,500        27,500
Metro. Govt. of Nashville & Davidson County TN
  Industrial Dev. Board (Country Music Hall of Fame)                  5.05%     5/4/2000 LOC         14,500        14,500
Metro. Govt. of Nashville TN Airport Auth.
  Improvement Refunding VRDO                                          5.05%     5/3/2000 (3) LOC     36,600        36,600
Shelby County TN TAN                                                  4.25%    6/30/2000             39,200        39,233
Tennessee GO TOB VRDO                                                 5.00%     5/4/2000 ++          30,745        30,745
                                                                                                                 ---------
                                                                                                                  148,578
                                                                                                                 ---------
TEXAS (10.7%)
Austin TX CP (Travis & Williamson Counties
  Combined Util. Systems)                                            4.275%    7/14/2000 LOC         50,000        50,000
Austin TX CP (Travis & Williamson Counties
  Combined Util. Systems)                                            4.275%    7/17/2000 LOC        100,000       100,000
Austin TX CP (Travis & Williamson Counties
  Combined Util. Systems)                                            4.275%    7/18/2000 LOC         50,000        50,000
Coastal Bend TX Health Fac. Dev. Corp. Rev. VRDO
  (Incarnate World Health System)                                     5.00%     5/3/2000 (2)         35,900        35,900
Greater East Texas Higher Educ. Auth. Student Loan Rev. Bonds         4.50%     5/1/2001 LOC         11,000        11,000
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
  (Methodist Hosp. of Houston)                                        5.80%     5/2/2000                415           415
Harris County TX Health Fac. Dev. Corp. Rev. (Christus Health)        5.00%     7/1/2000             10,580        10,601
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
  (St. Lukes Episcopal Hosp.)                                         6.00%     5/2/2000             59,820        59,820
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
  (Young Men's Christian Assoc. of the Greater Houston)               5.80%     5/2/2000 LOC          9,700         9,700
Harris County TX IDA VRDO (Shell Oil Co. Project)                     5.80%     5/2/2000              5,800         5,800
Harris County TX Toll Road VRDO                                       5.05%     5/3/2000             10,000        10,000
Harris County TX Toll Road VRDO                                       5.10%     5/3/2000              6,645         6,645
Houston TX TRAN                                                       4.25%    6/30/2000              4,000         4,002
Katy TX Independent School Dist. VRDO                                 5.05%     5/4/2000             23,500        23,500
Midland TX Independent School Dist. VRDO                              5.05%     5/4/2000              5,100         5,100
North Harris TX Montgomery Community College Dist. VRDO               5.05%     5/4/2000 (3)         15,750        15,750
Pasadena TX Independent School Dist. VRDO                             5.05%     5/4/2000             18,600        18,600
Port Arthur TX Navigation Dist. Industrial Dev. Corp.
  Air Products & Chemicals VRDO                                       5.20%     5/3/2000 LOC          7,000         7,000
Richardson TX Independent School Dist. VRDO                           5.05%     5/4/2000              4,800         4,800
Southwest Texas Higher Educ. Auth. Inc. VRDO
  (Southern Methodist Univ. Project)                                  5.00%     5/3/2000 LOC         31,200        31,200
Southwest Texas Higher Educ. Auth. Inc. VRDO
  (Southern Methodist Univ. Project)                                  6.10%     5/2/2000 LOC          1,000         1,000
Tarrant County TX Water Control & Improvement Dist.                   6.20%     3/1/2001 (Prere.)    10,000        10,140
Texas Dept. Housing & Community Affairs
  Residential Mortgage Rev. PUT                                       3.90%     5/1/2000             30,000        30,000
Texas GO                                                             5.375%    10/1/2000              5,000         5,027
Texas TRAN                                                            4.50%    8/31/2000            291,500       292,229
                                                                                                                 ---------
                                                                                                                  798,229
                                                                                                                 ---------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE         MARKET
                                                                                  MATURITY           AMOUNT        VALUE*
                                                                     COUPON           DATE            (000)         (000)
--------------------------------------------------------------------------------------------------------------------------
UTAH (4.1%)
Central Utah Water Conservancy Dist. VRDO                             5.05%     5/3/2000 (2)       $ 23,755      $ 23,755
Emery County UT PCR VRDO (PacifiCorp Project)                         5.00%     5/3/2000 LOC         26,200        26,200
Intermountain Power Agency UT Power Supply Rev.                       5.50%     7/1/2000 (1)          6,685         6,707
Intermountain Power Agency UT Power Supply Rev.                       6.00%     7/1/2000 (1)          4,000         4,013
Intermountain Power Agency UT Power Supply Rev.                     10.375%     7/1/2000 (Prere.)    33,470        34,194
Intermountain Power Agency UT TOB VRDO                                5.08%     5/3/2000 (1) ++      37,600        37,600
Salt Lake City & County UT Airport Rev. VRDO                          5.15%     5/4/2000 LOC         11,600        11,600
Salt Lake City UT TRAN                                                3.50%    6/30/2000             16,000        16,007
Utah GO TOB VRDO                                                      5.13%     5/4/2000 ++          22,805        22,805
Utah GO VRDO                                                          5.00%     5/3/2000             34,125        34,125
Utah Transit Auth. Sales Tax & Transp. Rev. VRDO
  (Salt Lake County Light Rail Transit 'TRAX' Program)                5.00%     5/4/2000 LOC         56,200        56,200
Weber County UT Hosp. Rev. VRDO (IHC Health Services)                 5.05%     5/3/2000             30,000        30,000
                                                                                                                 ---------
                                                                                                                  303,206
                                                                                                                 ---------
VERMONT (0.1%)
Vermont Educ. & Health Buildings Agency Rev. PUT
  (Middlebury College Project)                                        3.95%     5/1/2001              6,400         6,400
                                                                                                                 ---------

VIRGINIA (2.1%)
Arlington County VA TOB VRDO                                          5.15%     5/4/2000 ++          33,465        33,465
Fairfax County VA GO                                                  7.25%     6/1/2000              5,805         5,824
Norfolk VA GO                                                         4.50%     6/1/2000              6,525         6,530
Virginia Commonwealth Transp. Board Transp. Rev.
  (U.S. Route 58 Corridor Dev.)                                       4.75%    5/15/2000              9,315         9,318
Virginia Housing Dev. Auth. Commonwealth Mortgage                     4.12%     8/1/2000             11,300        11,300
Virginia Housing Dev. Auth. Commonwealth Mortgage                     4.12%    9/12/2000             11,300        11,300
Virginia Housing Dev. Auth. Commonwealth Mortgage                     4.15%    6/29/2000             41,800        41,800
Virginia Housing Dev. Auth. Commonwealth Mortgage                     4.15%    9/12/2000              6,700         6,700
Virginia Housing Dev. Auth. Commonwealth Mortgage                     4.15%   10/19/2000             12,500        12,500
Virginia Public School Auth. GO                                       5.00%     8/1/2000              6,345         6,362
Virginia Public School Auth. Rev.                                     5.90%     1/1/2001              4,975         5,029
Virginia Public School Auth. School Financing Rev.                    4.25%     8/1/2000              7,005         7,014
                                                                                                                 ---------
                                                                                                                  157,142
                                                                                                                 ---------

WASHINGTON (3.1%)
Port of Seattle WA VRDO                                               5.15%     5/3/2000 LOC         51,000        51,000
Port of Seattle WA VRDO                                               5.25%     5/3/2000 LOC         76,000        76,000
Seattle WA Muni. Light & Power Rev. VRDO                              5.00%     5/3/2000             36,800        36,800
Seattle WA Water System Rev. VRDO                                     5.00%     5/3/2000 LOC         19,800        19,800
Washington GO                                                         5.75%     7/1/2000              5,820         5,844
Washington GO                                                         6.10%     9/1/2000              5,000         5,031
Washington GO                                                         6.50%     7/1/2000              9,695         9,747
Washington Health Care Fac. Auth. Rev. VRDO
  (Virginia Mason Medical Center)                                     6.00%     5/2/2000 (1)         12,000        12,000
Washington Housing Finance Comm.
   (Single Family Program)                                            4.40%     4/1/2001             12,000        12,000
                                                                                                                 ---------
                                                                                                                  228,222
                                                                                                                 ---------

WEST VIRGINIA (0.6%)
Putnam County WV Solid Waste Disposal Rev. VRDO
  (Toyota Manufacturing Corp.)                                        5.15%     5/3/2000             38,200        38,200
West Virginia Building Comm. Lottery Rev.                             5.50%     7/1/2000 (1)          5,500         5,511
                                                                                                                 ---------
                                                                                                                   43,711
                                                                                                                 ---------

WISCONSIN (2.5%)
Milwaukee WI IDR VRDO (Wisconsin Electric Power Co. Project)          5.05%     5/4/2000             10,000        10,000
Oak Creek WI VRDO (Wisconsin Electric Power Co. Project)              5.05%     5/3/2000             47,100        47,100
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO
  (Univ. of Wisconsin Hosp.)                                          5.00%     5/3/2000 (1)         26,000        26,000
Village of Pleasant Prairie WI PCR VRDO
  (Wisconsin Electric Power Co. Project)                              5.05%     5/4/2000             28,500        28,500

--------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE         MARKET
                                                                                  MATURITY           AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                         COUPON           DATE            (000)         (000)
--------------------------------------------------------------------------------------------------------------------------
Wisconsin GO TOB VRDO                                                 5.15%     5/3/2000 ++         $ 5,000       $ 5,000
Wisconsin Health & Educ. Fac. Auth. Rev. VRDO
  (Wheaton Franciscan Services)                                       5.20%     5/4/2000 LOC         48,300        48,300
Wisconsin Public Power System Rev.                                    7.30%     7/1/2000 (3)(Prere.)  4,000         4,100
Wisconsin Public Power System Rev.                                    7.40%     7/1/2000 (2)(Prere.) 19,500        19,990
                                                                                                                 ---------
                                                                                                                  188,990
                                                                                                                 ---------

WYOMING (0.7%)
Uinta County WY PCR PUT (Chevron USA Inc. Project)                    3.85%     5/1/2000             54,100        54,100
                                                                                                                 ---------
---------------------------------------------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
 (COST $7,398,593)                                                                                              7,398,593
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.6%)
---------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                              152,575
Liabilities                                                                                                      (105,221)
                                                                                                                 ---------
                                                                                                                   47,354
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------------------------------------------------------------------
Applicable to 7,446,945,857 outstanding $.001 par value shares
   of beneficial interest (unlimited authorization)                                                            $7,445,947
===========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                           $1.00
===========================================================================================================================
  *See Note A in Notes to Financial Statements.
 ++Security exempt from registration under Rule 144A of the Securities Act of
   1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, the aggregate value of these securities was $475,772,000, representing 6.4% of net assets.
For key to abbreviations and other references, see page 67.


---------------------------------------------------------------------------------------------------------------------------
 AT APRIL 30, 2000, NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                      AMOUNT          PER
                                                                                                       (000)        SHARE
---------------------------------------------------------------------------------------------------------------------------
 Paid in Capital                                                                                 $7,446,964         $1.00
 Undistributed Net Investment Income                                                                     --            --
 Accumulated Net Realized Losses                                                                     (1,017)           --
 Unrealized Appreciation                                                                                 --            --
---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                      $7,445,947         $1.00
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE          MARKET
                                                                               MATURITY              AMOUNT         VALUE*
SHORT-TERM TAX-EXEMPT FUND                                           COUPON        DATE               (000)          (000)
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.0%)
---------------------------------------------------------------------------------------------------------------------------
ALABAMA (1.0%)
Alabama GO                                                            5.50%    10/1/2002            $ 8,000       $ 8,115
Alabama GO                                                            5.50%    10/1/2003             10,000        10,168
                                                                                                                 ---------
                                                                                                                   18,283
                                                                                                                 ---------
ALASKA (1.9%)
Alaska Housing Finance Corp. (State Capital Project)                  5.25%     6/1/2002 (1)          7,190         7,222
Alaska Housing Finance Corp. (State Capital Project)                  5.25%     6/1/2003 (1)          7,295         7,317
North Slope Borough AK GO                                             0.00%     1/1/2002 (1)         23,650        21,709
                                                                                                                 ---------
                                                                                                                   36,248
                                                                                                                 ---------

ARIZONA (0.6%)
Arizona Transp. Board Highway Rev.                                    5.00%     7/1/2001             12,010        12,066
                                                                                                                 ---------

COLORADO (0.6%)
Jefferson County CO School Dist. GO                                   5.00%   12/15/2001 (3)          5,800         5,819
Jefferson County CO School Dist. GO                                   5.00%   12/15/2002 (3)          4,500         4,516
                                                                                                                 ---------
                                                                                                                   10,335
                                                                                                                 ---------

CONNECTICUT (1.2%)
Connecticut GO                                                        6.25%   11/15/2002 (Prere.)     5,300         5,577
Connecticut Special Assessment Unemployment Compensation              5.50%    5/15/2000 (2)         17,500        17,509
                                                                                                                 ---------
                                                                                                                   23,086
                                                                                                                 ---------

DELAWARE (0.2%)
Delaware GO                                                           5.00%     4/1/2002              3,000         3,015
                                                                                                                 ---------

DISTRICT OF COLUMBIA (2.8%)
District of Columbia GO                                               0.00%     6/1/2000 (1)          6,900         6,871
District of Columbia GO                                               5.50%     6/1/2001             20,000        20,138
District of Columbia GO                                               5.90%     6/1/2000 (1)(ETM)    10,105        10,118
District of Columbia GO                                               6.00%     6/1/2001 (1)(ETM)     8,115         8,239
District of Columbia GO                                               7.10%     6/1/2000 (4)              5             5
District of Columbia GO                                               7.10%     6/1/2000 (4)(ETM)     3,615         3,624
District of Columbia Univ. Rev. (George Washington Univ.)             5.25%    9/15/2002 (1)          4,285         4,311
                                                                                                                 ---------
                                                                                                                   53,306
                                                                                                                 ---------

FLORIDA (5.5%)
Dade County FL Sales Tax Rev.                                         6.00%    10/1/2001 (2)          2,500         2,549
Florida Board of Educ. Capital Outlay GO                              5.00%     6/1/2002             10,535        10,580
Florida Board of Educ. Capital Outlay GO                              6.50%     6/1/2002 (Prere.)     6,200         6,464
Florida Board of Educ. Capital Outlay GO                             6.625%     6/1/2002 (Prere.)     5,000         5,225
Florida Board of Higher Educ.                                         5.40%     5/1/2001              3,600         3,634
Florida Muni. Power Agency VRDO (Stanton Project)                     5.00%     5/3/2000 (1)          6,290         6,290
Jacksonville FL Electric Auth. Rev. (St. John River)                  5.00%    10/1/2002             11,910        11,958
Jacksonville FL Electric Auth. Rev. VRDO                              5.80%     5/2/2000             13,100        13,100
Miami-Dade County FL School Board COP                                 5.00%     8/1/2001 (4)          3,850         3,869
Miami-Dade County FL School Board COP                                 5.00%     8/1/2002 (4)          5,795         5,817
Orange County FL Health Fac. Auth. VRDO
 (Adventist Health System/Sunbelt)                                    5.10%     5/4/2000 LOC          8,400         8,400
Sunshine State FL Governmental Financing Comm.
  Rev. VRDO                                                           5.10%     5/3/2000 (2)         21,600        21,600
Tampa FL Health System Rev. (Catholic Health East)                    5.00%   11/15/2001 (1)          4,035         4,055
                                                                                                                 ---------
                                                                                                                  103,541
                                                                                                                 ---------
GEORGIA (3.6%)
Burke County GA Dev. Auth. PCR VRDO (Georgia Power Co. )              6.05%     5/2/2000             11,700        11,700
Burke County GA Dev. Auth. PCR VRDO (Oglethorpe Power Corp.)          5.05%     5/3/2000 (3)         23,005        23,005
Georgia GO                                                            5.00%     8/1/2001              5,070         5,094
Georgia GO                                                            6.80%     8/1/2000              2,230         2,244
Georgia GO                                                            7.40%     8/1/2000              5,000         5,039
Georgia GO                                                            7.50%     4/1/2001              5,500         5,653
Monroe County GA Dev. Auth. PCR (Oglethorpe Power Corp.)              6.05%     5/2/2000              6,100         6,100

---------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE          MARKET
                                                                               MATURITY              AMOUNT         VALUE*
SHORT-TERM TAX-EXEMPT FUND                                           COUPON        DATE               (000)          (000)
---------------------------------------------------------------------------------------------------------------------------
Newton County GA School Dist. GO                                      5.00%     8/1/2001            $ 4,230       $ 4,245
Newton County GA School Dist. GO                                      5.25%     8/1/2002              5,360         5,402
                                                                                                                 ---------
                                                                                                                   68,482
                                                                                                                 ---------

HAWAII (1.4%)
Hawaii GO                                                             5.25%     4/1/2003 (1)          5,000         5,035
Hawaii GO                                                             5.50%     7/1/2001              6,500         6,553
Hawaii GO                                                             6.00%     9/1/2001              3,000         3,046
Hawaii Highway Rev.                                                   5.00%     7/1/2002 (3)          3,530         3,536
Honolulu HI City & County GO                                          4.70%    10/1/2000 (ETM)          125           125
Honolulu HI City & County GO                                          5.00%     7/1/2002 (3)          4,675         4,683
Honolulu HI City & County GO                                          5.25%    11/1/2003 (3)              5             5
Honolulu HI City & County GO                                          5.25%    11/1/2003 (3)(ETM)     2,550         2,575
                                                                                                                 ---------
                                                                                                                   25,558
                                                                                                                 ---------
ILLINOIS (2.6%)
Chicago IL GO                                                         5.50%     1/1/2002              3,000         3,028
Chicago IL Water Rev. VRDO                                            4.95%     5/3/2000 LOC         10,300        10,300
Illinois Dev. Finance Auth. VRDO (Provena Health)                     6.10%     5/2/2000 (1)          9,500         9,500
Illinois Health Fac. Auth. Rev. VRDO
 (Gottlieb Health Resources Inc. Obligated Group)                     5.15%     5/4/2000 LOC         15,000        15,000
Illinois Toll Highway Auth. Rev. VRDO                                 5.00%     5/3/2000 (1) LOC     11,700        11,700
                                                                                                                 ---------
                                                                                                                   49,528
                                                                                                                 ---------

INDIANA (0.7%)
Indiana Transp. Finance Auth. Airport Lease Rev.                      6.25%    11/1/2002 (Prere.)     5,008         5,265
Indianapolis IN Airport Auth. Rev.                                    4.50%     7/1/2000 (3)          3,500         3,500
Merrillville IN Multiple School Building Corp. Rev.                   7.50%    7/15/2000 (Prere.)     4,000         4,105
                                                                                                                 ---------
                                                                                                                   12,870
                                                                                                                 ---------

KANSAS (0.4%)
Merriam KS Hosp. Rev. (Shawnee Medical Center Project)                7.25%     9/1/2001 (Prere.)     3,580         3,761
Wyandotte County Kansas City KS Unified Govt. GO                      5.00%     9/1/2001 (2)          4,150         4,167
                                                                                                                 ---------
                                                                                                                    7,928
                                                                                                                 ---------

KENTUCKY (1.5%)
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. VRDO
 (Baptist Healthcare)                                                 5.00%     5/3/2000 (1)         24,750        24,750
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. VRDO
 (Baptist Healthcare)                                                 6.10%     5/2/2000 (1)          2,900         2,900
                                                                                                                 ---------
                                                                                                                   27,650
                                                                                                                 ---------

LOUISIANA (1.3%)
Jefferson Parish LA Hosp. Dist. VRDO
 (West Jefferson Medical Center)                                      5.00%     5/3/2000 LOC         13,970        13,970
Louisiana GO                                                          5.00%    4/15/2002 (2)          3,400         3,407
Louisiana GO                                                          5.50%    4/15/2002 (4)          6,160         6,230
                                                                                                                 ---------
                                                                                                                   23,607
                                                                                                                 ---------

MARYLAND (1.0%)
Maryland Health & Higher Educ. Fac. (Francis Scott Key)               7.00%     7/1/2000 (Prere.)     4,000         4,097
Maryland Health & Higher Educ. Fac. VRDO (Johns Hopkins Hosp.)        4.95%     5/3/2000 LOC         15,000        15,000
                                                                                                                 ---------
                                                                                                                   19,097
                                                                                                                 ---------
MASSACHUSETTS (5.4%)
Boston MA BAN                                                         5.25%     5/1/2002             17,800        17,918
Massachusetts Bay Transp. Auth.                                       7.00%     3/1/2001 (Prere.)     6,000         6,247
Massachusetts GO                                                      6.25%     7/1/2002             25,180        25,897
Massachusetts GO                                                      6.50%     8/1/2001 (prere.)     3,115         3,250
Massachusetts GO                                                     7.625%     6/1/2001 (Prere.)    10,000        10,527
Massachusetts GO                                                      9.25%     7/1/2000             10,000        10,081
Massachusetts GO VRDO                                                 5.20%     5/4/2000              1,800         1,800
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Caritas Christi Obligated Group)                                  5.25%     7/1/2000              2,580         2,579
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Caritas Christi Obligated Group)                                  5.25%     7/1/2002              5,040         4,974

--------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE         MARKET
                                                                                  MATURITY           AMOUNT        VALUE*
                                                                     COUPON           DATE            (000)         (000)
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educ. Fac. Auth. Rev. PUT
 (Fairview Extended Care)                                             4.55%    7/14/2002 (1)        $ 3,250       $ 3,186
Massachusetts Housing Finance Agency
 (Construction Loan Notes)                                            4.10%     3/1/2002 (4)         11,500        11,349
Massachusetts Water Resources Auth. Rev.                              6.50%    12/1/2001 (Prere.)     4,300         4,502
                                                                                                                 ---------
                                                                                                                  102,310
                                                                                                                 ---------

MICHIGAN (3.3%)
Michigan Building Auth. Rev. (Fac. Program)                           5.00%    10/1/2000 (2)          4,000         4,011
Michigan Hosp. Finance Auth. Rev. (McLaren Obligated Group)           7.50%    9/15/2001 (Prere.)     5,750         6,075
Michigan Housing Dev. Auth. Rental Rev. VRDO                          5.00%     5/3/2000 LOC         10,700        10,700
Michigan Muni. Bond Bank Auth. Rev.                                   5.00%    12/1/2002             11,905        11,939
Michigan Strategic Fund Limited Obligation Rev. PUT
 (Detroit Edison)                                                     4.73%     9/1/2001             15,065        15,027
Univ. of Michigan Hosp. Rev. VRDO                                     5.85%     5/2/2000              6,800         6,800
Univ. of Michigan Hosp. Rev. VRDO (Medical Service Plan)              5.85%     5/2/2000              8,500         8,500
                                                                                                                 ---------
                                                                                                                   63,052
                                                                                                                 ---------

MINNESOTA (1.5%)
Minneapolis MN GO                                                     5.00%    12/1/2001             16,210        16,304
Minnesota GO                                                          6.40%     8/1/2000              4,000         4,021
Minnesota GO                                                          6.70%     8/1/2001 (Prere.)     8,590         8,811
                                                                                                                 ---------
                                                                                                                   29,136
                                                                                                                 ---------
MISSISSIPPI (0.3%)
Mississippi GO                                                        5.00%     8/1/2001              2,495         2,505
Mississippi GO (Capital Improvements)                                 5.00%    11/1/2001              3,555         3,570
                                                                                                                 ---------
                                                                                                                    6,075
                                                                                                                 ---------

MISSOURI (1.3%)
Missouri Health & Educ. Fac. Auth. VRDO
 (Sisters of Mercy Health Care System)                                5.05%     5/4/2000             15,700        15,700
St. Louis County MO Rockwood School Dist. GO                          8.50%     2/1/2001              8,000         8,239
                                                                                                                 ---------
                                                                                                                   23,939
                                                                                                                 ---------

MONTANA (0.5%)
Forsyth MT PCR PUT (Portland General Electric Co.)                    4.60%     5/1/2003             10,000         9,593
                                                                                                                 ---------

NEBRASKA (1.2%)
Nebraska Public Power Dist. Rev.                                      5.00%     1/1/2001              8,500         8,525
Nebraska Public Power Dist. Rev.                                      5.00%     1/1/2002 (1)          5,000         5,009
Nebraska Public Power Dist. Rev.                                      5.00%     1/1/2003 (1)          5,000         5,001
Omaha NE Public Power Dist. Electric Rev.                             5.00%     2/1/2001              4,250         4,270
                                                                                                                 ---------
                                                                                                                   22,805
                                                                                                                 ---------

NEVADA (1.6%)
Clark County NV Airport Improvement Rev. VRDO
 (McCarran International Airport)                                     5.00%     5/3/2000 LOC          7,245         7,245
Clark County NV GO                                                    5.25%    11/1/2002              6,255         6,308
Clark County NV Improvement & Refunding Rev.                          6.00%    10/1/2001              4,845         4,925
Clark County NV School Dist. GO (Computer Equipment)                  7.50%    6/15/2000 (3)          6,000         6,024
Nevada GO                                                             4.50%     7/1/2001              5,085         5,072
                                                                                                                 ---------
                                                                                                                   29,574
                                                                                                                 ---------

NEW JERSEY (1.4%)
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.              5.125%     7/1/2000 (1)          2,710         2,714
New Jersey GO                                                         5.50%    7/15/2002              5,000         5,078
New Jersey Health Care Fac. Finance Auth. Rev.
 (Community Medical Center, Kimball Medical Center,
  Kenington Manor Care Center Obligated Group)                        4.50%     7/1/2001 (4)          4,835         4,823
NEW JERSEY TRANSIT CORP. REV.                                         5.25%     9/1/2001              5,000         5,028
Port Auth. of New York & New Jersey                                   4.75%    9/15/2001 (3)          9,655         9,659
                                                                                                                 ---------
                                                                                                                   27,302
                                                                                                                 ---------
NEW MEXICO (0.8%)
Hurley NM PCR VRDO (Kennecott Sante Fe Corp.
   Project British Petroleum)                                         6.05%     5/2/2000                800           800


--------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE         MARKET
                                                                                  MATURITY           AMOUNT        VALUE*
SHORT-TERM TAX-EXEMPT FUND                                           COUPON           DATE            (000)         (000)
--------------------------------------------------------------------------------------------------------------------------
New Mexico GO                                                         5.50%     9/1/2001            $ 4,475       $ 4,524
New Mexico Severance Tax Rev.                                         5.00%     7/1/2002              9,600         9,623
                                                                                                                 ---------
                                                                                                                   14,947
                                                                                                                 ---------

NEW YORK (15.3%)
Erie County NY GO                                                     5.00%    11/1/2002 (3)          2,000         2,006
Long Island NY Power Auth. Electric System Rev.                       5.00%     4/1/2002              8,000         7,994
Long Island NY Power Auth. Electric System Rev.                       5.00%     4/1/2003              8,500         8,465
Metro NY Transp. Auth. Rev. Transp. Fac.                             6.375%     7/1/2002 (Prere.)     4,000         4,202
Muni. Assistance Corp. for New York City NY                           5.00%     7/1/2001             10,000        10,037
Muni. Assistance Corp. for New York City NY                           5.00%     7/1/2002              4,500         4,513
Muni. Assistance Corp. for New York City NY                           5.25%     7/1/2001              5,110         5,143
Nassau County NY General Improvement GO                               4.90%     3/1/2001 (3)         11,060        11,104
New York City NY GO                                                   7.00%     8/1/2002 (Prere.)     5,000         5,301
New York City NY GO                                                   7.25%    8/15/2001 (Prere.)    12,745        13,172
New York City NY GO                                                   7.50%     2/1/2002 (Prere.)    12,475        13,177
New York City NY GO                                                   7.50%     8/1/2002 (Prere.)    11,770        12,603
New York City NY GO                                                  7.625%     2/1/2002 (Prere.)    12,790        13,573
New York City NY GO                                                   7.70%     2/1/2002 (Prere.)     3,350         3,559
New York State COP                                                    4.10%     8/1/2000              5,600         5,594
New York State COP                                                    5.00%     3/1/2002             16,230        16,226
New York State Dormitory Auth. Rev. (Brookdale Hosp.)                 5.00%    2/15/2001              4,335         4,345
New York State Dormitory Auth. Rev. (City Univ.)                     7.625%     7/1/2000 (Prere.)    23,600        24,200
New York State Dormitory Auth. Rev. (Interfaith Medical Center)       5.25%    2/15/2002              2,565         2,569
New York State Dormitory Auth. Rev. (Jamaica Hosp.)                   5.00%    2/15/2001              2,725         2,731
New York State Dormitory Auth. Rev. (State Univ.)                     7.25%    5/15/2000 (Prere.)     2,070         2,114
New York State Dormitory Auth. Rev. (State Univ.)                     7.40%    5/15/2001             10,500        10,731
New York State Dormitory Auth. Rev. (State Univ.)                     7.70%    5/15/2000 (Prere.)     4,000         4,086
New York State Dormitory Auth. Rev. (Wycoff Heights)                  5.00%    2/15/2001              2,605         2,611
New York State Environmental Fac. (Riverbank State Park)             7.375%     4/1/2002 (Prere.)     5,000         5,328
New York State Hosp. Finance Agency (Service Contract)                7.80%    3/15/2001 (Prere.)    15,000        15,726
New York State Local Govt. Assistance Corp.                           6.25%     4/1/2002 (Prere.)    10,000        10,453
New York State Local Govt. Assistance Corp.                           7.00%     4/1/2001 (Prere.)     7,675         8,005
New York State Local Govt. Assistance Corp.                           7.50%     4/1/2001 (Prere.)    10,000        10,474
New York State Power Auth. Rev.                                      5.125%     1/1/2003 (Prere.)     5,870         6,003
New York State Power Auth. Rev.                                       6.75%     1/1/2001 (Prere.)     7,900         8,181
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.25%     4/1/2002 (3)         10,000        10,074
New York State Urban Dev. Corp. Rev.
    (Community Enhancement Fac.)                                      4.50%     4/1/2001             11,645        11,635
New York State Urban Dev. Corp. Rev.
    (Community Enhancement Fac.)                                      4.50%     4/1/2002              3,000         2,970
New York State Urban Dev. Corp. Rev.
   (Correctional Fac. Service Contract)                               5.00%     1/1/2002              4,350         4,350
United Nations Dev. Corp. NY Rev.                                     6.00%     7/1/2003 (Prere.)     4,000         4,194
                                                                                                                 ---------
                                                                                                                  287,449
                                                                                                                 ---------

NORTH CAROLINA (0.2%)
North Carolina Medical Care Comm. Hosp. Rev. VRDO
 (North Carolina Baptist Hosp. Project)                               5.05%     5/4/2000              3,000         3,000
                                                                                                                 ---------


OHIO (5.5%)
Cincinnati OH School Dist. TAN                                        5.50%    12/1/2000 (2)          4,300         4,329
Clermont County OH Hosp. Rev. VRDO (Mercy Health Systems)             5.05%     5/3/2000             12,300        12,300
Columbus OH GO                                                        5.00%    5/15/2002              3,000         3,014
Cuyahoga County OH Hosp. Rev. (Meridia Health System)                 7.25%    8/15/2000 (Prere.)     4,980         5,120
Cuyahoga County OH Hosp. Rev. VRDO (Cleveland Clinic Foundation)      5.05%     5/3/2000 LOC          5,100         5,100
Franklin County OH Hosp. Rev. VRDO (U.S. Health Corp.)                5.10%     5/4/2000 LOC          2,000         2,000
Lorain County OH Hosp. Fac. Rev. VRDO
 (Catholic Healthcare Partners)                                       5.05%     5/3/2000              5,900         5,900
Northeast OH Regional Sewer Dist. Rev.                                6.50%   11/15/2001 (2)(Prere.)  5,750         5,961
Ohio Building Auth. Rev. (State Correctional Fac.)                    6.50%    10/1/2001              5,100         5,223

--------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE         MARKET
                                                                                  MATURITY           AMOUNT        VALUE*
                                                                     COUPON           DATE            (000)         (000)
--------------------------------------------------------------------------------------------------------------------------
Ohio Higher Educ. Capital Fac. GO                                     5.00%     2/1/2002           $  9,200      $  9,238
Ohio Higher Educ. Fac. Comm. Rev. VRDO (Kenyon College)               5.05%     5/3/2000              1,600         1,600
Ohio Housing Finance Agency Mortgage Rev.                             3.60%     9/1/2001              2,595         2,553
Ohio Housing Finance Agency Mortgage Rev.                             3.80%     9/1/2002              2,790         2,707
Ohio Housing Finance Agency Mortgage Rev.                             3.95%     9/1/2003              2,595         2,493
Ohio State Highway Capital Improvements GO                            5.25%     5/1/2002             22,500        22,713
Ohio State Univ. General Receipts VRDO                                4.95%     5/3/2000              3,900         3,900
Ohio Water Dev. Auth. PCR PUT (Ohio Edison Co.)                       5.40%    12/1/2001             10,000         9,926
                                                                                                                 ---------
                                                                                                                  104,077
                                                                                                                 ---------

OKLAHOMA (0.7%)
Garfield County OK IDA PCR VRDO
 (Oklahoma Gas & Electric Co. Project)                                5.10%     5/3/2000              1,900         1,900
Tulsa County Ok Independent School Dist. No. 9
Union Board of Educ.                                                  4.50%     6/1/2001              3,500         3,492
Tulsa County OK Independent School Dist. No. 9
  Union Board of Educ.                                                4.50%     6/1/2002              3,500         3,458
Tulsa County OK Independent School Dist. No. 9
   Union Board of Educ.                                              4.625%     6/1/2003              3,500         3,435
                                                                                                                 ---------
                                                                                                                   12,285
                                                                                                                 ---------

OREGON (0.7%)
Oregon Dept. Administrative Services COP                              6.00%     5/1/2002 (2)          3,880         3,966
Oregon Health, Housing, Educ., & Cultural Fac. Auth.
   College Housing Project PUT (Portland State Univ.)                 5.00%     5/1/2003 LOC          5,240         5,112
Port Auth. of Portland OR Airport Rev.
   (Portland International Airport)                                   5.00%     7/1/2002 (3)          3,195         3,198
                                                                                                                 ---------
                                                                                                                   12,276
                                                                                                                 ---------

PENNSYLVANIA (7.1%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)   5.00%     1/1/2002 (1)          4,055         4,055
Allegheny County PA Higher Educ. Building Auth. VRDO
 (Carnegie Mellon Univ.)                                              6.05%     5/2/2000              1,000         1,000
Geisinger Health System Auth. of Pennsylvania VRDO
 (Penn State Geisinger Health System)                                 5.80%     5/2/2000             13,500        13,500
Pennsylvania GO                                                       5.00%     6/1/2001 (1)         14,250        14,316
Pennsylvania GO                                                       5.00%   10/15/2002              5,500         5,518
Pennsylvania GO                                                      5.125%    9/15/2002 (2)          4,540         4,566
Pennsylvania GO                                                       5.25%   11/15/2000 (3)          7,500         7,537
Pennsylvania Intergovernmental Cooperation Auth. Rev.                 5.00%    6/15/2001 (3)          9,380         9,416
Pennsylvania Intergovernmental Cooperation Auth. Rev.                 5.00%    6/15/2002 (3)         10,040        10,062
Pennsylvania Intergovernmental Cooperation Auth. Rev.                 6.00%    6/15/2002 (3)          7,000         7,155
Pennsylvania Intergovernmental Cooperation Auth. Rev.
 (Philadelphia Funding Program)                                       6.80%    6/15/2002 (Prere.)     5,050         5,251
Philadelphia PA Gas Works Rev.                                        7.00%     7/1/2002 (8)         12,090        12,594
Philadelphia PA GO                                                    5.00%    5/15/2000              4,485         4,486
Philadelphia PA GO                                                    5.00%    5/15/2001              5,940         5,950
Philadelphia PA GO                                                    5.00%    5/15/2003 (3)          5,845         5,846
Philadelphia PA Muni. Auth. Rev.                                     8.625%   11/15/2001 (Prere.)    15,500        16,688
Pittsburgh PA GO                                                      5.00%     9/1/2000 (2)          2,250         2,255
Sayre PA Health Care Fac. Auth. VRDO (VHA of Pennsylvania,
   Pooled Capital Asset Financial Program)                            5.05%     5/3/2000 (2)          3,900         3,900
                                                                                                                 ---------
                                                                                                                  134,095
                                                                                                                 ---------

RHODE ISLAND (0.5%)
Rhode Island Depositors Econ. Protection Corp.                        6.95%     8/1/2002 (Prere.)     9,000         9,568
                                                                                                                 ---------

SOUTH CAROLINA (1.8%)
Berkeley County SC Exempt Fac. Ind. Rev. VRDO
 (Amoco Chemical Co. Project)                                         6.20%     5/2/2000              5,900         5,900
Greenville County SC School Dist. GO                                  5.25%     3/1/2002             18,000        18,155
South Carolina Public Service Auth. Rev. (Santee Cooper)              6.50%     7/1/2002 (Prere.)    10,000        10,525
                                                                                                                 ---------
                                                                                                                   34,580
                                                                                                                 ---------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE          MARKET
                                                                               MATURITY              AMOUNT         VALUE*
SHORT-TERM TAX-EXEMPT FUND                                           COUPON        DATE               (000)          (000)
---------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA (0.2%)
South Dakota Building Auth. Rev.                                     6.125%     9/1/2000 (ETM)      $ 4,400       $ 4,426
                                                                                                                 ---------

TENNESSEE (0.5%)
Metro. Govt. of Nashville & Davidson County TN                        6.15%    5/15/2002 (Prere.)     8,050         8,407
                                                                                                                 ---------

TEXAS (13.6%)
Brazos River Auth. Texas PCR PUT (Texas Utility Electric Co.)         5.00%     4/1/2001             31,500        31,448
Dallas TX Waterworks & Sewer Rev.                                     7.75%     4/1/2003             10,000        10,727
Fort Worth TX Water & Sewer Rev.                                      5.90%    2/15/2001              2,900         2,934
Harris County TX Capital Appreciation GO                              0.00%    10/1/2001 (1)         11,890        11,095
Harris County TX Capital Appreciation GO                              0.00%    10/1/2002 (1)         12,370        10,935
Harris County TX Flood Control Dist. Capital Appreciation GO          0.00%    10/1/2002 (1)         10,000         8,840
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Hermann Memorial Hosp. System Project)                              5.00%     6/1/2000 (4)          4,095         4,097
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Hermann Memorial Hosp. System Project)                              5.00%     6/1/2001 (4)          1,500         1,504
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
 (Methodist Hosp. of Houston)                                         5.80%     5/2/2000              9,700         9,700
Harris County TX Health Fac. Dev. Corp. Rev. (Christus Health)        5.00%     7/1/2001             11,100        11,100
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
 (St. Lukes Episcopal Hosp.)                                          6.00%     5/2/2000             12,700        12,700
Harris County TX IDA VRDO (Shell Oil Co. Project)                     5.80%     5/2/2000             19,750        19,750
Harris County TX Toll Road GO                                         6.50%    8/15/2002 (2)(Prere.) 14,000        14,759
Harris County TX Toll Road VRDO                                       5.05%     5/3/2000             14,000        14,000
Houston TX Refunding & Public Improvement GO                          5.00%     3/1/2003             13,500        13,496
Lubbock TX Health Fac. Dev. Corp. Rev.
 (St. Joseph Health System Obligated Group)                           5.00%     7/1/2001              3,070         3,073
Matagorda County TX Navigation Dist. PCR PUT
 (Central Power & Light)                                              4.90%    11/1/2001              7,700         7,661
Matagorda County TX Navigation Dist. PCR PUT (Reliant Energy Inc.)    5.20%    11/1/2002              5,000         4,926
North East TX Independent School Dist. GO                             6.50%    10/1/2002              3,350         3,469
Round Rock TX Independent School Dist. GO                             6.50%     8/1/2002              1,745         1,803
San Antonio TX Electric & Gas Rev.                                    5.00%     2/1/2002              7,500         7,512
Tarrant County TX Water Control & Improvement Dist.                   5.90%     3/1/2001 (Prere.)     7,000         7,089
Texas TRAN                                                            4.50%    8/31/2000             25,000        25,006
Travis County TX GO                                                   5.00%     3/1/2002              6,090         6,105
Univ. of Texas Board of Regents Rev.                                  7.00%    8/15/2001 (Prere.)     6,700         7,028
Univ. of Texas Permanent Univ. Fund                                   6.40%     7/1/2001              5,000         5,199
                                                                                                                 ---------
                                                                                                                  255,956
                                                                                                                 ---------

UTAH (0.8%)
Salt Lake City & County UT Airport Rev. VRDO                          5.15%     5/4/2000 LOC          3,800         3,800
Utah GO                                                               5.50%     7/1/2001              8,050         8,131
Utah GO                                                               5.50%     7/1/2002              4,000         4,058
                                                                                                                 ---------
                                                                                                                   15,989
                                                                                                                 ---------
VIRGINIA (1.7%)
Fairfax County VA Public Improvement GO                               5.50%     6/1/2002              4,400         4,467
Virginia Port Auth. Commonwealth Port Fund Rev.                       4.60%     7/1/2002              4,900         4,854
Virginia Public School Auth. GO                                       4.50%     8/1/2001              7,055         7,045
Virginia Public School Auth. GO                                       5.00%     8/1/2002             12,415        12,480
Virginia Public School Auth. GO                                       5.30%     8/1/2000              2,370         2,376
                                                                                                                 ---------
                                                                                                                   31,222
                                                                                                                 ---------

WASHINGTON (1.0%)
King County WA GO                                                     5.40%    12/1/2002              3,400         3,447
Spokane WA Regional Solid Waste Management System Rev.                6.25%     1/1/2003 (2)          7,945         8,126
Washington GO                                                         6.40%     9/1/2003              7,000         7,209
                                                                                                                 ---------
                                                                                                                   18,782
                                                                                                                 ---------

WEST VIRGINIA (0.3%)
West Virginia Water Dev. Auth.                                        7.70%    11/1/2000 (Prere.)     4,960         5,140
                                                                                                                 ---------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE         MARKET
                                                                                  MATURITY           AMOUNT        VALUE*
                                                                     COUPON           DATE            (000)         (000)
--------------------------------------------------------------------------------------------------------------------------
WISCONSIN (2.9%)
Appleton WI Water System Rev. BAN                                     3.95%     7/1/2002            $18,000       $17,506
Milwaukee WI Metro. Sewer Dist.                                       7.00%     9/1/2001              5,000         5,145
Wisconsin Clean Water Rev.                                            6.30%     6/1/2000              3,000         3,005
Wisconsin GO                                                          5.50%     5/1/2002              5,560         5,627
Wisconsin GO                                                          5.80%     5/1/2001              4,000         4,052
Wisconsin GO                                                          6.00%     5/1/2003              4,000         4,112
Wisconsin Housing & EDA Home Ownership Rev.                           3.95%    12/1/2000             11,000        10,978
Wisconsin Petroleum Inspection Fee Rev.                               5.50%     7/1/2002              5,000         5,056
                                                                                                                 ---------
                                                                                                                   55,481
                                                                                                                 ---------

WYOMING (2.6%)
Wyoming Community Dev. Auth. Housing Rev.                             3.80%     6/1/2001              9,200         9,064
Wyoming Community Dev. Auth. Housing Rev.                             4.25%     8/1/2001             15,000        14,898
Wyoming Community Dev. Auth. Housing Rev.                             5.00%     9/1/2002             25,000        24,944
                                                                                                                 ---------
                                                                                                                   48,906
                                                                                                                 ---------
---------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $1,877,630)                                                                                               1,864,972
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.0%)
---------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                               29,632
Liabilities                                                                                                       (10,281)
                                                                                                                 ---------
                                                                                                                   19,351



---------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------------------------------------------------------------------
Applicable to 122,225,239 outstanding $.001 par value shares
  of beneficial interest (unlimited authorization)                                                             $1,884,323
===========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                          $15.42
===========================================================================================================================
*See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 67.



---------------------------------------------------------------------------------------------------------------------------
 AT APRIL 30, 2000, NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                      AMOUNT          PER
                                                                                                       (000)        SHARE
---------------------------------------------------------------------------------------------------------------------------
 Paid in Capital--Note E                                                                          $1,897,932       $15.52
 Undistributed Net Investment Income                                                                      --           --
 Accumulated Net Realized Losses--Note E                                                                (951)          --
 Unrealized Depreciation--Note F                                                                     (12,658)        (.10)
---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                       $1,884,323       $15.42
===========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                         COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (98.8%)
-------------------------------------------------------------------------------------------------------------------------
ALABAMA (1.2%)
Alabama GO                                                            5.50%    10/1/2002           $  6,500    $    6,594
Huntsville AL Health Care Fac. Auth. PUT                              4.65%     6/1/2005 (1)         26,500        25,705
                                                                                                              -----------
                                                                                                                   32,299
                                                                                                              -----------
ALASKA (2.4%)
Alaska Housing Finance Corp. (State Capital Project)                  5.50%     6/1/2004 (1)          7,245         7,326
Anchorage AK GO                                                       4.70%     8/1/2001 (1)          5,000         4,997
North Slope Borough AK Capital Appreciation                           0.00%     1/1/2003 (1)         19,000        16,506
North Slope Borough AK Capital Appreciation                           0.00%    6/30/2004 (4)          8,955         7,173
North Slope Borough AK Capital Appreciation                           0.00%    6/30/2006 (1)          8,250         5,895
North Slope Borough AK GO                                             7.25%    6/30/2000 (3)         20,000        20,095
                                                                                                              -----------
                                                                                                                   61,992
                                                                                                              -----------
ARIZONA (2.8%)
Arizona Transp. Board Excise Tax Rev.
   (Maricopa County Regional Area Road)                               5.00%     7/1/2002              8,880         8,905
Arizona Transp. Board Excise Tax Rev.
   (Maricopa County Regional Area Road)                               5.00%     7/1/2004             15,165        15,158
Arizona Transp. Board Excise Tax Rev.
   (Maricopa County Regional Area Road)                               6.00%     7/1/2002 (2)         15,185        15,543
Arizona Transp. Board Highway Rev.                                    5.50%     7/1/2004             15,040        15,376
Maricopa County AZ Community College Dist. Project                    5.25%     7/1/2003              8,350         8,447
Phoenix AZ Civic Improvement Corp. Waste Water System                6.125%     7/1/2003 (Prere.)    10,000        10,521
                                                                                                              -----------
                                                                                                                   73,950
                                                                                                              -----------
CALIFORNIA (3.1%)
California Dept. of Water Rev. (Central Valley Project)               8.25%    12/1/2001              4,790         5,072
California Dept. of Water Rev. (Central Valley Project)               8.25%    12/1/2002              5,060         5,513
California Dept. of Water Rev. (Central Valley Project)               8.25%    12/1/2005              5,685         6,627
California GO                                                         7.50%    11/1/2003 (3)          6,000         6,546
California Statewide Community Dev. Auth.
   (St. Joseph Health System)                                         5.00%     7/1/2004              4,055         4,058
Los Angeles CA Dept. of Water & Power Waterworks Rev.                 9.00%    5/15/2002              9,135         9,902
Los Angeles CA Dept. of Water & Power Waterworks Rev.                 9.00%    5/15/2003              5,355         5,989
Los Angeles County CA Public Works Auth. Rev.                         6.00%    10/1/2003             12,010        12,529
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.           0.00%    1/15/2002             20,590        18,859
Univ. of California Rev. (Multiple Purpose Dist. Project)            10.00%     9/1/2001 (2)          5,500         5,903
                                                                                                              -----------
                                                                                                                   80,998
                                                                                                              -----------
COLORADO (2.1%)
Arapahoe County CO Capital Improvement Trust Fund
   Highway Rev.                                                       0.00%    8/31/2005 (Prere.)   126,155        48,397
Denver CO City & County Airport Rev.                                  7.50%   11/15/2002              6,080         6,379
                                                                                                              -----------
                                                                                                                   54,776
                                                                                                              -----------
CONNECTICUT (2.9%)
Connecticut GO                                                        5.30%    3/15/2004              9,000         9,125
Connecticut GO                                                        5.50%    11/1/2001             13,630        13,805
Connecticut GO                                                        6.00%   11/15/2004              7,500         7,826
Connecticut GO                                                        6.25%    5/15/2005             13,700        14,480
Connecticut GO                                                       9.875%     3/1/2001              6,750         7,053
Connecticut Special Assessment Second Injury Fund Rev.                5.00%     1/1/2001              4,230         4,248
Connecticut Special Assessment Unemployment
   Compensation Rev.                                                  5.50%    5/15/2001 (2)         13,455        13,594
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)      6.25%    10/1/2002 (3)          4,000         4,130
                                                                                                              -----------
                                                                                                                   74,261
                                                                                                              -----------

DELAWARE (0.2%)
Delaware GO                                                           5.00%     1/1/2002              5,085         5,107
                                                                                                              -----------

DISTRICT OF COLUMBIA (2.6%)
District of Columbia GO                                               4.90%     6/1/2000             19,020        19,025
District of Columbia GO                                               4.90%     6/1/2000 (ETM)          980           980
District of Columbia GO                                               5.00%     6/1/2002 (1)          5,710         5,711


-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
District of Columbia GO                                               5.00%     6/1/2003 (1)       $  5,995   $     5,979
District of Columbia GO                                               5.50%     6/1/2001              5,000         5,034
District of Columbia GO                                               5.50%     6/1/2002             15,000        15,104
District of Columbia GO                                               5.80%     6/1/2004 (3)          6,605         6,766
District of Columbia Rev. (George Washington Univ.)                   5.50%    9/15/2004 (1)          4,000         4,060
Metro. Washington D.C. Airports Auth. General Airport Rev.            5.50%    10/1/2006              4,745         4,796
                                                                                                              -----------
                                                                                                                   67,455
                                                                                                              -----------

FLORIDA (3.1%)
Dade County FL School Dist. GO                                        5.00%    2/15/2001 (1)          4,525         4,549
Florida Board of Educ. Rev. (Capital Outlay)                          6.50%     6/1/2002              4,505         4,655
Florida Board of Educ. Rev. (Capital Outlay)                          6.50%     6/1/2004              5,565         5,876
Florida Dept. of General Services Rev.
   (Dept. of Environmental Protection Preservation-2000)              6.00%     7/1/2004 (2)         10,815        11,242
Florida Inland Protection Financing Corp.                             5.00%     7/1/2003 (4)          5,000         5,013
Florida Muni. Power Agency VRDO (Stanton Project)                     5.00%     5/3/2000 (1)            700           700
Florida School Board Assn. Rev. (Orange County)                       7.00%     7/1/2000 (2)         13,820        13,882
Hillsborough County FL IDA PCR VRDO (Tampa Electric Co. Project)      6.05%     5/2/2000                 60            60
Jacksonville FL Electric Auth. Rev. VRDO                              5.80%     5/2/2000              7,500         7,500
Lakeland FL Electric & Water Rev.                                     6.30%    10/1/2002 (4)          5,000         5,167
Lee County FL School Board COP                                        6.00%     8/1/2002 (4)          2,750         2,819
Orange County FL Health Fac. Auth. Rev.
   (Orlando Regional Healthcare)                                      6.00%    10/1/2004 (1)(ETM)     2,815         2,923
Orange County FL Health Fac. Auth. Rev.
   (Orlando Regional Healthcare)                                      6.00%    10/1/2004 (1)          1,160         1,202
Tampa FL Health System Rev. (Catholic Healthcare East)                5.00%   11/15/2002 (1)          7,035         7,060
Tampa FL Health System Rev. (Catholic Healthcare East)                5.25%   11/15/2003 (1)          2,500         2,525
Tampa FL Hillsborough County Expressway Auth. Rev.                    6.50%     7/1/2003 (2)          4,770         4,991
                                                                                                              -----------
                                                                                                                   80,164
                                                                                                              -----------

GEORGIA (2.4%)
Burke County GA Dev. Auth. PCR VRDO
   (Georgia Power Co. Plant Vogtle Project)                           6.05%     5/2/2000              1,100         1,100
Emory Colleges & Universities Auth. of GA Rev. (Emory Univ. Project)  5.50%    11/1/2006              8,000         8,180
Georgia GO                                                            5.75%     3/1/2002              5,600         5,695
Georgia GO                                                            7.20%     3/1/2002              3,000         3,124
Georgia GO                                                            7.25%     7/1/2002              5,620         5,898
Georgia GO                                                            7.25%     9/1/2002              8,160         8,592
Georgia GO                                                            7.40%     8/1/2002             12,360        13,028
Metro. Atlanta GA Rapid Transp. Auth. Sales Tax Rev.                  6.35%     7/1/2004              3,560         3,688
Newton County GA School Dist. GO                                      5.25%     8/1/2003              5,765         5,811
Newton County GA School Dist. GO                                      5.50%     8/1/2004              6,185         6,297
                                                                                                              -----------
                                                                                                                   61,413
                                                                                                              -----------

HAWAII (3.3%)
Hawaii GO                                                             5.25%     4/1/2004 (1)         14,600        14,707
Hawaii GO                                                             5.50%     4/1/2004 (1)         11,920        12,117
Hawaii GO                                                             5.50%     4/1/2005 (1)         13,630        13,864
Hawaii GO                                                             5.70%    10/1/2004 (1)         10,000        10,262
Hawaii GO                                                             6.00%     4/1/2003 (1)         10,185        10,464
Hawaii GO                                                             7.75%     2/1/2002              9,600        10,034
Honolulu HI City & County GO                                          5.25%    11/1/2003 (3)         13,135        13,235
                                                                                                              -----------
                                                                                                                   84,683
                                                                                                              -----------

ILLINOIS (5.0%)
Chicago IL GO                                                         6.25%   10/31/2002 (1)          4,250         4,376
Chicago IL Public Building Comm. Board of Educ. GO                   5.125%     2/1/2003 (3)          7,500         7,512
Chicago IL School Finance Auth. GO                                    5.00%     6/1/2003 (3)         25,190        25,125
Chicago IL School Finance Auth. GO                                    5.10%     6/1/2004 (3)         10,000         9,985
Illinois Dev. Finance Auth. PCR PUT (Commonwealth Edison)             4.40%    12/1/2006 (2)         19,000        17,759
Illinois Dev. Finance Auth. Rev. (Provena Health)                     5.50%    5/15/2004 (1)          4,740         4,796
Illinois Dev. Finance Auth. Rev. (Provena Health)                     5.50%    5/15/2005 (1)          2,500         2,528
Illinois Dev. Finance Auth. Rev. (Provena Health)                     5.50%    5/15/2006 (1)          2,000         2,020
Illinois Educ. Fac. Auth. Rev. PUT (Univ. of Chicago)                 4.40%     7/1/2004              6,225         5,945
Illinois Health Fac. Auth. Rev. (Advocate Health Care Network)        5.25%    8/15/2005              3,700         3,653
Illinois Health Fac. Auth. Rev. (Alexian Brothers Health System)      5.00%     1/1/2001              4,815         4,811

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                         COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)         5.00%     6/1/2003 (1)        $ 2,895    $    2,885
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)         5.00%     6/1/2004 (1)          3,080         3,060
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)         5.00%     6/1/2006 (1)          4,400         4,327
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)         5.25%     6/1/2007 (1)          5,270         5,242
Illinois Health Fac. Auth. Rev. PUT (Edgewater Medical Center)        4.70%     7/1/2004 LOC         11,120        10,691
Illinois State Sales Tax Rev.                                         5.60%    6/15/2004              4,000         4,084
Metro. Pier & Exposition Auth. Illinois Dedicated State Tax Rev.      0.00%    6/15/2008 (3)          6,670         4,274
Metro. Pier & Exposition Auth. Illinois Dedicated State Tax Rev.      0.00%    6/15/2008 (Prere.)     1,220           786
Metro. Pier & Exposition Auth. Illinois Dedicated State Tax Rev.      6.50%    6/15/2003 (Prere.)     4,140         4,393
                                                                                                              -----------
                                                                                                                  128,252
                                                                                                              -----------

INDIANA (0.9%)
Indianapolis IN Airport Auth. Rev.                                    5.00%     7/1/2004 (3)         14,535        14,437
Richmond IN Hosp. Auth. Rev. PUT
   (Reid Hosp. and Health Care Services)                              4.35%     1/1/2002             10,000         9,751
                                                                                                              -----------
                                                                                                                   24,188
                                                                                                              -----------

KANSAS (0.9%)
Burlington KS Environmental Rev. Refunding PUT
   (Kansas City Power & Light Co. Project)                            4.35%     9/1/2001             15,810        15,535
Kansas Dept. of Transp. Highway Rev.                                  5.50%     9/1/2006              6,000         6,138
Unified Govt. of Wyandotte County Kansas City
   KS Util. System Improvement Refunding Rev.                         5.00%     9/1/2004 (1)          2,500         2,501
                                                                                                              -----------
                                                                                                                   24,174
                                                                                                              -----------

KENTUCKY (0.4%)
Jefferson County KY Capital Appreciation GO                           0.00%    8/15/2004 (4)          3,980         3,179
Jefferson County KY Capital Appreciation GO                           0.00%    8/15/2005 (4)          4,780         3,614
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. VRDO
   (Baptist Healthcare)                                               5.00%     5/3/2000 (1)            400           400
Kentucky Property & Building Comm. Rev.                               6.00%    11/1/2002              2,000         2,053
                                                                                                              -----------
                                                                                                                    9,246
                                                                                                              -----------

LOUISIANA (2.9%)
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.            5.50%    12/1/2004 (4)          5,145         5,241
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.            5.50%    12/1/2005 (4)          3,790         3,863
Louisiana GO                                                          6.00%     8/1/2001 (3)         20,325        20,636
Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries)      5.50%     7/1/2005 (4)          5,865         5,928
New Orleans LA GO                                                     6.50%    10/1/2001 (2)         10,655        10,903
St. Charles Parish LA PCR PUT (Entergy Inc.)                          4.85%     6/1/2002             18,000        17,688
St. Charles Parish LA PCR PUT (Entergy Inc.)                          5.35%    10/1/2003             10,000         9,774
                                                                                                              -----------
                                                                                                                   74,033
                                                                                                              -----------
MAINE (0.2%)
Maine Health & Higher Educ. Fac. Auth. Rev. (Sebasticook Hosp.)      10.10%     7/1/2001 (Prere.)     4,250         4,594
                                                                                                              -----------

MASSACHUSETTS (3.8%)
Massachusetts Bay Transit Auth. Rev.                                  5.00%     3/1/2003              5,000         5,009
Massachusetts Educ. Finance Auth. Educ. Loan Rev.                     4.40%    12/1/2005              2,345         2,209
Massachusetts Educ. Finance Auth. Educ. LOAn Rev.                     4.50%    12/1/2006              2,835         2,663
Massachusetts Educ. Finance Auth. Educ. Loan Rev.                     4.55%    12/1/2007              3,815         3,552
Massachusetts GO                                                      5.00%     4/1/2004              8,500         8,506
Massachusetts GO                                                      6.25%     7/1/2002             12,500        12,856
Massachusetts GO                                                     6.875%     7/1/2001 (Prere.)    17,400        18,207
Massachusetts GO                                                      7.50%    12/1/2000 (Prere.)    10,000        10,379
Massachusetts GO                                                      9.25%     7/1/2000             10,000        10,081
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Caritas Christi Obligated Group)                                  5.25%     7/1/2001              3,795         3,772
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Caritas Christi Obligated Group)                                  5.25%     7/1/2004              2,500         2,411
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Caritas Christi Obligated Group)                                  5.25%     7/1/2005              3,930         3,744
Massachusetts Health & Educ. Fac. Auth. Rev. PUT
   (Fairview Extended Care)                                           4.55%    7/14/2002 (1)          3,450         3,382
Massachusetts Water Resources Auth.                                  6.875%    12/1/2001 (Prere.)     9,945        10,470
                                                                                                              -----------
                                                                                                                   97,241
                                                                                                              -----------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
MICHIGAN (6.2%)
Detroit MI GO                                                         5.60%     5/1/2000 (2)       $  7,040    $    7,041
Detroit MI GO                                                         5.70%     5/1/2001 (2)          5,000         5,057
Greater Detroit MI Resource Recovery Auth. Rev.                       5.00%   12/13/2000 (2)          6,290         6,314
Greater Detroit MI Resource Recovery Auth. Rev.                       5.50%   12/13/2001 (2)          5,000         5,055
Greater Detroit MI Resource Recovery Auth. Rev.                       5.50%   12/13/2003 (2)         17,995        18,295
Greater Detroit MI Resource Recovery Auth. Rev.                       5.50%   12/13/2004 (2)         12,990        13,238
Michigan Building Auth. Rev.                                          5.25%   10/15/2003             13,890        14,012
Michigan Building Auth. Rev.                                          5.25%   10/15/2004             19,885        20,073
Michigan Building Auth. Rev.                                          6.20%    10/1/2002              5,450         5,607
Michigan Building Auth. Rev.                                          6.30%    10/1/2003 (4)          7,800         8,102
Michigan Building Auth. Rev.                                          6.50%    10/1/2004              8,500         8,983
Michigan GO (Environmental Protection Program)                        6.00%    11/1/2002              4,845         4,981
Michigan GO (Recreation Program)                                      6.00%    11/1/2001              5,910         6,023
Michigan Hosp. Finance Auth. (Genesys Regional Medical)               5.25%    10/1/2003              2,500         2,517
Michigan Hosp. Finance Auth. (Genesys Regional Medical)               5.50%    10/1/2005              6,655         6,773
Michigan Strategic Fund Limited Obligation Rev. PUT
   (Detroit Edison)                                                   4.73%     9/1/2001             10,000         9,975
Royal Oak MI Hosp. Financial Auth. (William Beaumont Hosp.)           6.75%     1/1/2001 (Prere.)    12,450        12,889
Wayne Charter County MI Airport Rev.
   (Detroit Metro. Wayne County)                                      5.25%    12/1/2006 (1)          6,620         6,609
                                                                                                              -----------
                                                                                                                  161,544
                                                                                                              -----------

MINNESOTA (0.8%)
Minneapolis MN Community Dev. Agency Tax Increment Rev.
   (Capital Appreciation)                                             0.00%     9/1/2003 (1)          5,875         4,949
Minnesota GO                                                          6.00%     8/1/2004              5,000         5,211
Minnesota GO                                                          6.00%     8/1/2005              8,255         8,651
Minnesota Public Fac. Water PCR                                       5.00%     3/1/2002              2,620         2,633
                                                                                                              -----------
                                                                                                                   21,444
                                                                                                              -----------

MISSISSIPPI (0.2%)
Mississippi GO                                                        7.00%     5/1/2004              4,555         4,872
                                                                                                              -----------

MONTANA (0.5%)
Forsyth MT PCR PUT (Portland General Electric Co.)                    4.60%     5/1/2003             12,410        11,905
                                                                                                              -----------

NEVADA (1.4%)
Clark County NV Passenger Fac. Charge Rev.
   (McCarran International Airport)                                   6.25%     7/1/2004 (1)          8,240         8,604
Clark County NV Passenger Fac. Charge Rev.
   (McCarran International Airport)                                   6.25%     7/1/2005 (1)          4,310         4,499
Clark County NV School Dist. GO                                       6.00%    6/15/2003 (3)          4,830         4,969
Clark County NV School Dist. GO                                       9.75%     6/1/2001 (1)         10,000        10,530
Nevada GO                                                             5.00%     7/1/2004              7,030         7,016
                                                                                                              -----------
                                                                                                                   35,618
                                                                                                              -----------

NEW HAMPSHIRE (1.1%)
New Hampshire Business Finance Auth. PCR PUT
   (United Illuminating)                                              4.55%     2/1/2004             20,000        18,935
New Hampshire Business Finance Auth. PCR PUT
   (United Illuminating)                                              5.40%    12/1/2002              9,000         8,908
                                                                                                              -----------
                                                                                                                   27,843
                                                                                                              -----------

NEW JERSEY (0.8%)
New Jersey Transp. Trust Fund Auth. Rev.                              6.00%    6/15/2003 (2)          5,000         5,158
New Jersey Transp. Trust Fund Auth. Rev.                              6.00%    6/15/2005 (2)         10,000        10,438
Passaic Valley NJ Sewer System Rev.                                   5.70%    12/1/2002 (Prere.)     2,475         2,538
Passaic Valley NJ Sewer System Rev.                                   5.70%    12/1/2003 (2)          1,505         1,546
                                                                                                              -----------
                                                                                                                   19,680
                                                                                                              -----------

NEW MEXICO (0.3%)
Albuquerque NM Water & Sewer System Rev.                              5.00%     7/1/2004              4,500         4,500
Albuquerque NM Water & Sewer System Rev.                              5.00%     7/1/2005              3,000         2,992
                                                                                                              -----------
                                                                                                                    7,492
                                                                                                              -----------

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                         COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
NEW YORK (11.8%)
Hempstead Town NY IDA Resource Recovery (American Fuel Co.)           4.40%    12/1/2001 (1)       $  6,810    $    6,762
Long Island NY Power Auth. Electric System Rev.                       5.25%    12/1/2004 (2)         15,000        15,145
Long Island NY Power Auth. Electric System Rev.                       5.25%    12/1/2005 (2)         17,000        17,155
Muni. Assistance Corp. for New York City NY                           5.00%     7/1/2003              7,200         7,208
Muni. Assistance Corp. for New York City NY                           5.50%     7/1/2002              5,500         5,571
Muni. Assistance Corp. for New York City NY                           6.00%     7/1/2004              9,500         9,850
Muni. Assistance Corp. for New York City NY                           6.00%     7/1/2005             10,370        10,808
New York City NY GO                                                   5.00%     8/1/2003 (1)          4,400         4,404
New York City NY IDA (USTA National Tennis Center Project)            7.75%   11/15/2000 (4)          3,125         3,181
New York City NY IDA (USTA National Tennis Center Project)            7.75%   11/15/2001 (4)          4,380         4,568
New York City NY IDA (USTA National Tennis Center Project)            7.75%   11/15/2002 (4)          3,100         3,303
New York State COP Commission General Services                        5.00%     9/1/2002              4,050         4,047
New York State Dormitory Auth. Rev. (Bronx/Lebanon Hosp.)             5.00%    2/15/2002              5,000         4,987
New York State Dormitory Auth. Rev. (Brookdale Hosp.)                 5.00%    2/15/2002              5,445         5,431
New York State Dormitory Auth. Rev. (Brookdale Hosp.)                 5.50%    2/15/2004              6,040         6,068
New York State Dormitory Auth. Rev. (City Univ.)                      9.00%     7/1/2000 (3)         15,515        15,635
New York State Dormitory Auth. Rev. (Dept. of Health)                 7.70%     7/1/2000 (Prere.)     6,790         6,963
New York State Dormitory Auth. Rev. (North General Hosp.)             5.00%    2/15/2002              4,710         4,698
New York State Dormitory Auth. Rev. (North General Hosp.)             5.50%    2/15/2003              4,945         4,971
New York State Dormitory Auth. Rev. (Presbyterian Hosp.)              5.50%    2/15/2002 (2)          4,000         4,039
New York State Dormitory Auth. Rev. (Presbyterian Hosp.)              5.50%    2/15/2003 (2)          8,620         8,724
New York State Dormitory Auth. Rev. (Presbyterian Hosp.)              5.50%    2/15/2004 (2)          4,500         4,564
New York State Dormitory Auth. Rev. (State Univ.)                     5.25%    5/15/2003              6,255         6,288
New York State Dormitory Auth. Rev. (State Univ.)                     5.50%    5/15/2003              5,300         5,366
New York State Dormitory Auth. Rev. (State Univ.)                     7.70%    5/15/2000 (Prere.)     6,500         6,640
New York State Energy Research & Dev. Auth. PCR PUT
   (Central Hudson Gas & Electric Corp.)                              4.20%    12/1/2003 (2)          7,390         7,127
New York State Environmental Fac. PCR
   (New York City Water Finance Auth.)                                5.50%    6/15/2003 (1)          3,000         3,047
New York State Environmental Fac. Rev.
   (Clean Water & Drinking Revolving Funds)                           5.00%    6/15/2003              4,285         4,291
New York State Environmental Fac. Rev.
   (Clean Water & Drinking Revolving Funds)                           5.00%    6/15/2004              4,000         4,000
New York State Environmental Fac. Rev. (Riverbank State Park)        7.375%     4/1/2002 (Prere.)     6,800         7,246
New York State Housing Finance Agency Rev.
   (Nursing Home & Health Care Project)                               4.40%    11/1/2004 (1)          8,930         8,622
New York State Housing Finance Agency Rev.
   (Nursing Home & Health Care Project)                               4.50%    11/1/2005 (1)          7,380         7,087
New York State Housing Finance Agency Rev.
   (Nursing Home & Health Care Project)                               4.60%    11/1/2006 (1)          4,395         4,207
New York State Housing Finance Agency Rev.                            8.00%    11/1/2000 (Prere.)     4,140         4,296
New York State Local Govt. Assistance Corp.                           7.00%     4/1/2001 (Prere.)     6,875         7,171
New York State Medical Care Fac. Finance Agency Rev.                 7.875%    8/15/2000 (Prere.)     8,000         8,239
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.00%     4/1/2003 (3)          4,350         4,356
New York State Thruway Auth. (Highway & Bridge Trust Fund)            6.00%     4/1/2002 (1)         11,965        12,217
New York State Thruway Auth. (Highway & Bridge Trust Fund)            6.00%     4/1/2004 (1)         11,195        11,589
New York State Thruway Auth. (Highway & Bridge Trust Fund)            6.25%     4/1/2004 (1)         10,185        10,622
New York State Urban Dev. Corp. Rev.
   (Community Enhancement Fac.)                                       5.00%     4/1/2004              8,570         8,515
New York State Urban Dev. Corp. Rev. (Correctional Fac.)              7.50%     1/1/2001 (Prere.)     7,100         7,387
Suffolk County NY Water Auth. Water System Rev.                       5.25%     6/1/2004 (2)(Prere.) 10,000        10,102
                                                                                                              -----------
                                                                                                                  306,497
                                                                                                              -----------

NORTH CAROLINA (0.2%)
Mecklenberg County NC GO                                              5.90%     3/1/2005              4,075         4,199
                                                                                                              -----------

OHIO (4.3%)
Butler County OH Transp. Improvement Dist.                            5.00%     4/1/2003 (4)          3,000         3,006
Cleveland OH School Dist. RAN                                         5.00%     6/1/2001 (2)          6,000         6,027
Cleveland OH Water Works Rev.                                         6.25%     1/1/2002 (2)(Prere.)  4,245         4,420

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
Franklin County OH Hosp. Rev. PUT (U.S. Health Corp.)                 4.50%     6/1/2000 LOC       $ 10,000    $   10,000
Ohio Air Quality Dev. Auth. PCR PUT (Cleveland Electric)              4.60%    10/1/2003              4,500         4,268
Ohio Common Schools Capital Fac. GO                                   5.75%    6/15/2005              5,810         6,005
Ohio Turnpike Comm. Turnpike Rev.                                     5.75%    2/15/2004 (Prere.)    14,250        14,866
Ohio Water Dev. Auth. PCR PUT (Cleveland Electric)                    4.60%    10/1/2003             12,255        11,641
Ohio Water Dev. Auth. PCR PUT (Cleveland Electric)                    5.58%    6/15/2004             21,700        21,172
Ohio Water Dev. Auth. PCR PUT (Ohio Edison Co.)                       5.40%    12/1/2001             20,000        19,849
Ohio Water Dev. Auth. PCR PUT (Toledo Edison)                         5.25%     9/1/2002             10,000         9,795
                                                                                                              -----------
                                                                                                                  111,049
                                                                                                              -----------

OKLAHOMA (0.7%)
Oklahoma Dev. Finance Auth. (Hillcrest Hosp.)                         4.80%    8/15/2006              2,000         1,785
Oklahoma Dev. Finance Auth. (Hillcrest Hosp.)                         4.90%    8/15/2007              2,195         1,932
Oklahoma Dev. Finance Auth. (Hillcrest Hosp.)                         5.00%    8/15/2008              1,500         1,302
Tulsa County OK Criminal Justice Auth. Sales Tax Rev.                 5.25%     3/1/2001 (2)          6,525         6,564
Tulsa County OK Criminal Justice Auth. Sales Tax Rev.                 5.25%     9/1/2001 (2)          6,960         6,998
                                                                                                              -----------
                                                                                                                   18,581
                                                                                                              -----------

OREGON (0.2%)
Port Auth. of Portland OR Airport Rev.
   (Portland International Airport)                                   5.00%     7/1/2003 (3)          5,035         5,024
                                                                                                              -----------

PENNSYLVANIA (5.0%)
Delaware County PA IDA PCR (PECO Energy Co. Project)                  5.20%    10/1/2004             11,000        10,728
Delaware County PA IDA Resource Recovery Rev.                         5.50%     1/1/2002              1,865         1,830
Pennsylvania GO                                                       5.00%     5/1/2000              2,710         2,710
Pennsylvania GO                                                       5.00%     3/1/2003              6,250         6,255
Pennsylvania GO                                                       5.25%   11/15/2001 (3)         10,000        10,079
Pennsylvania GO                                                      5.375%   11/15/2003 (3)          2,000         2,026
Pennsylvania GO                                                       5.40%     7/1/2000              4,000         4,007
Pennsylvania Higher Educ. Fac. Health Services
   (Allegheny/Delaware Valley)                                        5.00%   11/15/2002 (1)          7,990         8,007
Pennsylvania Intergovernmental Cooperation Auth. Rev.                 6.00%    6/15/2001 (3)         10,000        10,146
Pennsylvania Intergovernmental Cooperation Auth. Rev.
   (Philadelphia Funding Program)                                     5.00%    6/15/2003 (3)          5,000         5,001
Pennsylvania Turnpike Comm. Rev.                                      5.60%    12/1/2005 (3)          6,575         6,694
Philadelphia PA Airport Rev.                                          6.00%    6/15/2005 (3)          4,835         4,996
Philadelphia PA Gas Works                                             7.00%     7/1/2002 (8)          4,035         4,203
Philadelphia PA GO                                                   5.125%    5/15/2003 (3)          8,000         8,026
Philadelphia PA GO                                                    6.00%   11/15/2000 (3)         13,000        13,113
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
   (Jefferson Health System)                                          5.00%    5/15/2002 (2)          2,905         2,905
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
   (Jefferson Health System)                                          5.50%    5/15/2003 (2)          1,425         1,440
Philadelphia PA Ind. Dev. Airport Rev.
   (Philadelphia Airport System Project)                              4.50%     7/1/2002 (3)          2,205         2,175
Philadelphia PA Ind. Dev. Airport Rev.
   (Philadelphia Airport System Project)                              5.25%    6/15/2001 (3)          4,590         4,619
Philadelphia PA School District GO                                    5.25%     3/1/2004 (1)          9,150         9,216
Philadelphia PA Water & Waste Water Rev.                              6.25%     8/1/2002 (1)          5,450         5,601
Pittsburgh PA GO                                                      5.00%     3/1/2003 (1)          5,000         4,998
                                                                                                              -----------
                                                                                                                  128,775
                                                                                                              -----------

PUERTO RICO (1.1%)
Puerto Rico Muni. Finance Agency GO                                   5.00%     8/1/2003 (4)         28,000        28,199
                                                                                                              -----------

RHODE ISLAND (0.8%)
Rhode Island GO                                                       6.00%     8/1/2003 (1)          9,665         9,969
Rhode Island GO                                                       6.00%     8/1/2004 (1)         11,345        11,779
                                                                                                              -----------
                                                                                                                   21,748
                                                                                                              -----------

SOUTH CAROLINA (1.1%)
Berkeley County SC Exempt Fac. Ind. Rev. VRDO
   (Amoco Chemical Co. Project)                                       6.20%     5/2/2000              2,100         2,100
South Carolina Capital Improvement GO                                 5.00%     8/1/2004              4,950         4,970
South Carolina GO                                                     5.10%     2/1/2004              3,940         3,968

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                         COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs-Econ. Dev. Auth. Hosp. Improvement Rev.
   (Palmetto Health Alliance)                                         5.25%   12/15/2000            $ 1,425    $    1,425
South Carolina Jobs-Econ. Dev. Auth. Hosp. Improvement Rev.
   (Palmetto Health Alliance)                                         5.75%   12/15/2001              1,470         1,470
South Carolina Jobs-Econ. Dev. Auth. Hosp. Improvement Rev.
   (Palmetto Health Alliance)                                         6.70%   12/15/2006              2,640         2,646
South Carolina Jobs-Econ. Dev. Auth. Hosp. Improvement Rev.
   (Palmetto Health Alliance)                                         7.00%   12/15/2004              3,245         3,318
South Carolina Jobs-Econ. Dev. Auth. Hosp. Improvement Rev.
   (Palmetto Health Alliance)                                         7.00%   12/15/2005              3,500         3,576
South Carolina Jobs-Econ. Dev. Auth. Hosp. Improvement Rev.
   (Palmetto Health Alliance)                                         7.00%   12/15/2007              5,265         5,349
                                                                                                              -----------
                                                                                                                   28,822
                                                                                                              -----------

TENNESSEE (0.3%)
Johnson City TN Health & Higher Educ. Fac. Board Rev.
   (Johnson City Medical Center)                                      5.00%     7/1/2005 (1)          4,265         4,244
Memphis TN Refunding GO                                               5.00%    10/1/2003              4,750         4,760
                                                                                                              -----------
                                                                                                                    9,004
                                                                                                              -----------

TEXAS (12.6%)
Austin TX Util. System Rev.                                          5.375%   11/15/2005              6,495         6,496
Austin TX Util. System Rev.                                           5.60%    5/15/2005 (1)(Prere.) 15,000        15,343
Austin TX Util. System Rev.                                          10.00%    5/15/2000 (Prere.)     5,000         5,013
Austin TX Util. System Rev. GO                                        9.50%    5/15/2000 (Prere.)     5,705         5,718
El Paso County TX Hosp. Dist. GO                                      0.00%    8/15/2000 (1)          2,260         2,229
El Paso County TX Hosp. Dist. GO                                      0.00%    8/15/2001 (1)          2,260         2,122
El Paso County TX Hosp. Dist. GO                                      0.00%    8/15/2002 (1)          2,260         2,010
El Paso County TX Hosp. Dist. GO                                      0.00%    8/15/2003 (1)          2,260         1,901
Gulf Coast TX Waste Disposal Auth. PCR VRDO (Exxon Project)           6.05%     5/2/2000                260           260
Harris County TX Flood Control Dist. GO                               5.50%    10/1/2000              3,000         3,014
Harris County TX GO                                                   5.50%    10/1/2000              2,645         2,658
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hosp.)   5.00%     6/1/2000 (1)          3,025         3,026
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hosp.)   5.00%     6/1/2001 (1)          5,835         5,851
Harris County TX Health Fac. Dev. Corp. Rev. (Christus Health)        5.00%     7/1/2002             11,680        11,610
HARRIS COUNTY TX HEALTH FAC. DEV. CORP. REV. (CHRISTUS HEALTH)        5.00%     7/1/2003             12,250        12,101
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
   (St. Lukes Episcopal Hosp.)                                        6.00%     5/2/2000              4,000         4,000
Harris County TX Toll Road GO                                        6.125%    8/15/2004 (Prere.)     6,375         6,754
Harris County TX Toll Road GO                                         6.50%    8/15/2002 (2)(Prere.)  5,765         6,077
Houston TX GO                                                         5.00%     3/1/2003             20,000        20,004
Houston TX GO                                                         5.50%     3/1/2004              8,620         8,759
Houston TX GO                                                         5.90%     3/1/2002 (Prere.)       980           998
Houston TX GO                                                         5.90%     3/1/2003              2,495         2,534
Houston TX Hotel Occupancy Tax Rev.                                   6.00%     7/1/2000 (4)          4,250         4,261
Houston TX Hotel Occupancy Tax Rev.                                   6.00%     7/1/2001 (4)          4,000         4,054
Houston TX Hotel Occupancy Tax Rev.                                   6.00%     7/1/2002 (4)          2,250         2,296
Houston TX Independent School Dist.                                   0.00%    2/15/2006              4,000         2,919
Houston TX Independent School Dist.                                   6.40%    8/15/2001 (Prere.)     4,095         4,188
Houston TX Refunding & Public Improvement GO                          5.00%     3/1/2004             12,000        11,974
Houston TX Water & Sewer System Rev.                                  0.00%    12/1/2000 (2)          6,130         5,966
Houston TX Water & Sewer System Rev.                                  5.40%    12/1/2000              8,000         8,044
Houston TX Water & Sewer System Rev.                                  6.20%    12/1/2005 (Prere.)     9,075         9,586
Klein TX Independent School Dist. GO                                  0.00%     8/1/2003              6,690         5,640
Lewisville TX Independent School Dist.                                6.55%    8/15/2003 (ETM)        5,000         5,240
Lubbock TX Health Fac. Dev. Corp. Rev.
   (St. Joseph Health System Obligated Group)                         5.00%     7/1/2003              6,505         6,452
Lubbock TX Health Fac. Dev. Corp. Rev.
   (St. Joseph Health System Obligated Group)                         5.00%     7/1/2004              6,440         6,359
Lubbock TX Health Fac. Dev. Corp. Rev.
   (St. Joseph Health System Obligated Group)                         5.00%     7/1/2005              7,610         7,477
Matagorda County TX Navigation Dist. PCR PUT
   (Central Power & Light)                                            4.90%    11/1/2001             15,000        14,925

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
Matagorda County TX Navigational Dist. PCR PUT
   (Central Power & Light)                                            4.95%    11/1/2001            $ 4,000    $    3,975
Matagorda County TX Navigation Dist. Rev. PUT
   (Reliant Energy Inc.)                                              5.20%    11/1/2002             10,000         9,853
North East TX Independent School Dist. GO                             6.50%    10/1/2005              4,075         4,340
North East TX Independent School Dist. GO                             6.50%    10/1/2006              4,350         4,665
Plano TX Independent School Dist. GO                                  6.00%    2/15/2003              4,510         4,628
San Antonio TX GO                                                     5.40%     8/1/2002 (Prere.)       725           734
San Antonio TX GO                                                     5.40%     8/1/2004              6,770         6,822
San Antonio TX Independent School Dist.                               6.00%    8/15/2004              4,165         4,316
Texas A&M Univ. Rev. Financing System                                 6.00%    5/15/2004              7,665         7,928
Texas Muni. Power Agency Rev.                                         5.25%     9/1/2004 (1)          5,300         5,338
Texas Muni. Power Agency Rev.                                         5.80%     9/1/2003 (1)          6,750         6,914
Texas Public Finance Auth. Refunding                                  5.50%    10/1/2006              4,000         4,084
Texas Water Dev. Financial Assistance Refunding GO                    5.00%     8/1/2004              4,735         4,713
Texas Water Dev. Financial Assistance Refunding GO                    5.00%     8/1/2005              3,405         3,377
Univ. of Texas Board of Regents Rev.                                  5.00%    8/15/2004              5,645         5,638
Univ. of Texas Permanent Univ. Fund Rev.                              6.10%     7/1/2004             11,555        11,828
Univ. of Texas Permanent Univ. Fund Rev.                              6.50%     7/1/2001 (Prere.)     4,285         4,460
Univ. of Texas Permanent Univ. Fund Rev.                              9.50%     7/1/2000              3,545         3,576
                                                                                                              -----------
                                                                                                                  325,048
                                                                                                              -----------

UTAH (1.3%)
Intermountain Power Agency UT Power Supply Rev.
   Capital Appreciation                                               0.00%     7/1/2002              7,825         6,976
Intermountain Power Agency UT Power Supply Rev.
   Capital Appreciation                                               0.00%     7/1/2002 (2)          8,490         7,596
Utah GO                                                               5.50%     7/1/2003             15,000        15,252
Utah Water Finance Agency Rev.                                        4.70%    10/1/2001 (1)          5,000         4,996
                                                                                                              -----------
                                                                                                                   34,820
                                                                                                              -----------

VIRGINIA (0.7%)
Virginia Commonwealth Transp. Board Transp. Rev.
   (U.S. Route 58 Corridor)                                           5.25%    5/15/2003              4,650         4,698
Virginia Port Auth. Rev.                                              4.75%     7/1/2004              8,210         8,036
Virginia Public School Auth. GO                                       5.00%     8/1/2003              6,200         6,229
                                                                                                              -----------
                                                                                                                   18,963
                                                                                                              -----------

WASHINGTON (4.2%)
King County WA School Dist. GO                                        6.30%    12/1/2003              5,375         5,574
King County WA Sewer GO                                               6.25%     1/1/2004 (Prere.)    10,000        10,581
Port Seattle WA Passenger Fac. Charge Rev.                            5.00%    12/1/2003 (2)          3,000         2,986
Port Seattle WA Passenger Fac. Charge Rev.                            5.00%    12/1/2004 (2)          7,465         7,404
Spokane WA Regional Solid Waste Management System Rev.                6.25%     1/1/2004 (2)          8,440         8,684
Spokane WA Regional Solid Waste Management System Rev.                6.25%     1/1/2005 (2)          8,975         9,278
Spokane WA Regional Solid Waste Management System Rev.                6.50%     1/1/2007 (2)          5,150         5,425
Washington GO                                                         6.00%     7/1/2005              6,500         6,763
Washington GO                                                         6.30%     9/1/2002              4,700         4,829
Washington GO                                                         6.50%     7/1/2002              5,035         5,195
Washington GO                                                        6.625%     9/1/2006              4,000         4,131
Washington GO                                                         6.75%     6/1/2001 (Prere.)    20,000        20,469
Washington GO                                                         7.00%     8/1/2002              4,000         4,174
Washington GO (Motor Vehicles Fuel Tax)                               6.50%     9/1/2003              4,635         4,842
Washington Health Care Fac. Auth. (Sisters of Providence)             6.00%    10/1/2000 (2)          3,030         3,050
Washington Health Care Fac. Auth. (Sisters of Providence)             6.00%    10/1/2001 (2)          4,735         4,810
                                                                                                              -----------
                                                                                                                  108,195
                                                                                                              -----------

WEST VIRGINIA (0.3%)
West Virginia Capital Appreciation Infrastructure                     0.00%    11/1/2005 (3)          3,850         2,878
West Virginia Capital Appreciation Infrastructure                     0.00%    11/1/2006 (3)          6,850         4,843
                                                                                                              -----------
                                                                                                                    7,721
                                                                                                              -----------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                         COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
WISCONSIN (2.7%)
Milwaukee WI GO                                                       6.00%     2/1/2005           $  9,300    $    9,645
Milwaukee WI Metro. Sewer Dist. GO                                    6.25%    10/1/2004             10,000        10,466
Wisconsin GO                                                          5.00%     5/1/2004             10,895        10,887
Wisconsin GO                                                          6.00%     5/1/2003             14,055        14,447
Wisconsin GO                                                         6.125%    11/1/2006              7,210         7,601
Wisconsin GO                                                          7.00%     5/1/2004              6,145         6,573
Wisconsin Petroleum Inspection Fee Rev.                               6.00%     7/1/2004             10,500        10,847
                                                                                                              -----------
                                                                                                                   70,466
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (COST $2,593,090)                                                                                             2,556,335
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.2%)
-------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                               47,273
Liabilities                                                                                                       (17,135)
                                                                                                              -----------
                                                                                                                   30,138
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------------------------------------------------------
Applicable to 246,497,523 outstanding $.001 par value shares
   of beneficial interest (unlimited authorization)                                                            $2,586,473
=========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                          $10.49
=========================================================================================================================

*See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 67.

-------------------------------------------------------------------------------------------------------------------------
 AT APRIL 30, 2000, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------------------------------------
                                                                                                      AMOUNT          PER
                                                                                                       (000)        SHARE
-------------------------------------------------------------------------------------------------------------------------
 Paid in Capital                                                                                  $2,627,728       $10.66
 Undistributed Net Investment Income                                                                      --           --
 Accumulated Net Realized Losses                                                                      (4,500)        (.02)
 Unrealized Depreciation--Note F                                                                     (36,755)        (.15)
-------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                       $2,586,473       $10.49
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                    COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.2%)
-------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.3%)
Birmingham AL GO VRDO                                                 4.95%     5/3/2000 (2) LOC    $ 1,650    $    1,650
Huntsville AL Health Care Fac. Auth. PUT                              4.65%     6/1/2005 (1)         22,000        21,340
Univ. of Southern Alabama Hosp. Rev.                                  7.00%    5/15/2000 (2)          3,250         3,254
                                                                                                              -----------
                                                                                                                   26,244
                                                                                                              -----------

ALASKA (0.1%)
Anchorage AK Electric Util. Rev.                                      8.00%    12/1/2011 (1)          5,395         6,623
Matanuska-Susitna Borough AK GO                                       5.50%     3/1/2012 (3)          6,000         6,052
                                                                                                              -----------
                                                                                                                   12,675
                                                                                                              -----------

ARIZONA (1.5%)
Arizona Transp. Board Excise Tax Rev.                                 6.00%     7/1/2005 (2)         18,885        19,700
Arizona Transp. Board Highway Rev.                                    8.75%     7/1/2003             10,000        11,089
Maricopa County AZ (Samaritan Health Service)                         7.15%    12/1/2004 (1)          9,900        10,576
Maricopa County AZ (Samaritan Health Service)                         7.15%    12/1/2005 (1)          6,080         6,483
Maricopa County AZ COP                                                6.00%     6/1/2004              5,275         5,382
Maricopa County AZ GO                                                 6.25%     7/1/2002 (3)          5,100         5,248
Maricopa County AZ Unified School Dist.                               0.00%     1/1/2007 (3)          6,000         4,204
Mesa AZ GO                                                            5.70%     7/1/2003 (1)(Prere.)  5,600         5,799
Phoenix AZ Civic Improvement Corp. Airport Rev.                       5.25%     7/1/2009 (4)          4,795         4,798
Phoenix AZ Civic Improvement Corp. Airport Rev.                       5.25%     7/1/2010 (4)          2,500         2,490
Phoenix AZ Civic Improvement Corp. Airport Rev.                       5.25%     7/1/2011 (4)          3,000         2,970
Phoenix AZ Civic Improvement Corp. Water System                       5.95%     7/1/2006 (Prere.)     6,600         6,911
Phoenix AZ GO                                                         7.50%     7/1/2008              5,000         5,786
Phoenix AZ Highway Rev. GO                                            9.25%     7/1/2007              4,000         4,963
Tucson AZ Unified School Dist.                                        7.50%     7/1/2006 (3)          8,840         9,966
Tucson AZ Unified School Dist.                                        7.50%     7/1/2007 (3)          8,000         9,141
                                                                                                              -----------
                                                                                                                  115,506
                                                                                                              -----------

CALIFORNIA (7.6%)
Anaheim CA Public Finance Auth. Rev.                                  6.00%     9/1/2009 (4)          2,000         2,149
California Dept. of Veteran Affairs                                   5.45%    12/1/2019 (2)         13,845        13,401
California Dept. of Water (Central Valley Project)                    8.25%    12/1/2003              5,000         5,585
California Dept. of Water (Central Valley Project)                    8.25%    12/1/2004              5,545         6,332
California GO                                                         5.70%     8/1/2004 (Prere.)    16,500        17,341
California GO                                                         5.70%     8/1/2007              1,000         1,043
California GO                                                         5.75%     8/1/2004 (3)(Prere.) 14,145        14,893
California GO                                                         5.75%     8/1/2008 (3)            855           891
California GO                                                         6.30%     9/1/2010              4,000         4,388
California GO                                                         6.75%     6/1/2004             13,165        14,138
California GO                                                         7.00%    10/1/2005 (1)          5,000         5,517
California GO                                                         7.10%     6/1/2005             12,495        13,748
California GO                                                        11.00%     3/1/2006             13,185        17,187
California Health Fac. Finance Auth. (Catholic Healthcare West)       6.25%     7/1/2004 (1)          4,515         4,760
California Health Fac. Finance Auth. (Catholic Healthcare West)       6.25%     7/1/2005 (1)          5,875         6,241
California Health Fac. Finance Auth. (Catholic Healthcare West)       6.25%     7/1/2006 (1)          5,000         5,342
California Health Fac. Finance Auth. (Catholic Healthcare West)       6.25%     7/1/2007 (1)          5,290         5,681
California Health Fac. Finance Auth. (Sisters of Providence)          6.00%    10/1/2002              3,865         3,978
California Health Fac. Finance Auth. (Sisters of Providence)          6.00%    10/1/2003              4,095         4,243
California Health Fac. Finance Auth. (Sisters of Providence)          6.00%    10/1/2004              4,340         4,521
California Public Works Board Lease Rev.
   (Community College Project)                                       5.625%     3/1/2016 (2)         20,000        20,143
California Public Works Board Lease Rev. (Dept. of Corrections)      5.375%    11/1/2011              6,500         6,555
California Public Works Board Lease Rev. (Dept. of Corrections)      5.375%    11/1/2012              7,990         8,009
California Public Works Board Lease Rev. (Dept. of Corrections)       5.50%     1/1/2015 (2)         10,000        10,005
California Public Works Board Lease Rev. (Dept. of Corrections)       6.00%     1/1/2008 (2)         14,865        15,860
California Public Works Board Lease Rev. (State Archives)            5.375%    12/1/2009              4,555         4,647
California Public Works Board Lease Rev. (State Archives)            5.375%    12/1/2010              6,635         6,723
California Public Works Board Lease Rev. (State Archives)            5.375%    12/1/2012              7,895         7,913
California Public Works Board Lease Rev. (Univ. of California)        6.10%    12/1/2005 (2)          6,515         6,844
California Public Works Board Lease Rev. (Univ. of California)        6.20%    12/1/2006 (2)          3,320         3,514

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                    COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
California Statewide Community Dev. Auth.
   (Catholic Healthcare West)                                         6.00%     7/1/2009           $  7,500    $    7,382
California Statewide Community Dev. Auth. PUT (Irvine Apartments)     4.90%    5/15/2008             65,000        61,760
California Statewide Community Dev. Auth. PUT (Irvine Apartments)     5.10%    5/17/2010              5,000         4,725
Clovis CA Unified School Dist. GO                                     0.00%     8/1/2000              7,000         6,927
Clovis CA Unified School Dist. GO                                     0.00%     8/1/2001             11,180        10,582
Contra Costa CA COP (Merrithew Memorial Hosp. Project)                5.50%    11/1/2011 (1)          5,660         5,790
Fresno CA Sewer Rev.                                                  6.25%     9/1/2014 (2)         12,000        13,236
Irvine CA Unified School Dist. GO                                     5.50%    11/1/2013 (2)          4,565         4,636
Los Angeles County CA Transp. Auth. Sales Tax Rev.                    8.00%     7/1/2001 (2)          6,365         6,634
Los Angeles County CA Transp. Auth. Sales Tax Rev.                    8.00%     7/1/2002 (2)          3,915         4,190
Los Angeles County CA Transp. Comm. Sales Tax Rev.                    6.50%     7/1/2010 (4)         51,070        56,858
Northern California Power Agency (Hydroelectric Project)              6.10%     7/1/2005 (1)          5,575         5,906
Northern California Power Agency (Hydroelectric Project)              6.20%     7/1/2006 (1)          5,940         6,361
Northern California Power Agency (Hydroelectric Project)              6.25%     7/1/2007 (1)          6,685         7,216
Oakland CA Redev. Agency (Central Dist. Project)                      5.75%     2/1/2004 (2)          1,535         1,592
Orange County CA Local Transp. Auth. Sales Tax Rev.                   5.50%    2/15/2009 (1)          5,000         5,194
Orange County CA Local Transp. Auth. Sales Tax Rev.                   5.50%    2/15/2010 (1)         10,035        10,364
San Bernardino CA Medical Center COP                                  5.50%     8/1/2004 (1)          4,100         4,227
San Bernardino CA Medical Center COP                                  5.50%     8/1/2005 (1)         10,000        10,340
San Bernardino CA Medical Center COP                                  7.00%     8/1/2008 (1)          9,045        10,249
San Bernardino CA Medical Center COP                                  7.00%     8/1/2009 (1)          9,705        11,098
San Bernardino CA Medical Center COP                                  7.00%     8/1/2010 (1)         10,525        12,088
San Diego County CA Regional Transp. Auth. Sales Tax Rev.             7.00%     4/1/2006              1,780         1,866
San Diego County CA Water Rev. COP                                    5.50%     5/1/2005              3,245         3,354
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.           0.00%    1/15/2004             25,000        20,849
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.           0.00%    1/15/2005             25,000        19,799
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.           0.00%    1/15/2006 (1)         16,000        12,012
Santa Margarita/Dana Point CA Water Dist. Rev.                        5.50%     8/1/2011 (2)          4,785         4,917
Santa Margarita/Dana Point CA Water Dist. Rev.                        5.50%     8/1/2012 (2)          3,315         3,385
South Orange County CA Public Finance Auth.                           7.00%     9/1/2006 (1)            500           557
Southern California Rapid Transit Dist. Rev.                          5.70%     9/1/2004 (2)         14,040        14,607
Univ. of California Rev. (Multiple Purpose Project)                   9.25%     9/1/2005 (1)          5,000         6,028
Univ. of California Rev. (Multiple Purpose Project)                  10.00%     9/1/2003 (2)          3,790         4,408
                                                                                                              -----------
                                                                                                                  600,729
                                                                                                              -----------

COLORADO (0.8%)
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)                6.00%    12/1/2013 (4)          5,185         5,382
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)                6.00%    12/1/2014 (4)          5,500         5,682
Colorado Health Fac. Auth. Rev.
   (Sisters of Charity Health System Inc.)                            5.25%    12/1/2009 (1)          2,965         2,936
Colorado Health Fac. Auth. Rev.
   (Sisters of Charity Health System Inc.)                            5.25%    12/1/2010 (1)          1,740         1,713
Colorado Health Fac. Auth. Rev.
   (Sisters of Charity Health System Inc.)                            5.25%    12/1/2011 (1)          3,415         3,337
Colorado Health Fac. Auth. Rev.
   (Sisters of Charity Health System Inc.)                            8.50%    5/15/2004 (1)         17,500        18,767
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2011 (1)          8,000         4,238
E-470 Public Highway Auth. CO Rev.                                    4.80%     9/1/2009 (1)          6,095         5,808
E-470 Public Highway Auth. CO Rev.                                    4.90%     9/1/2010 (1)          5,000         4,778
E-470 Public Highway Auth. CO Rev.                                    5.00%     9/1/2011 (1)          7,250         6,982
Northern Colorado Muni. Subdist. Water Conservancy Dist. Rev.         6.35%    12/1/2007 (2)          4,155         4,473
                                                                                                              -----------
                                                                                                                   64,096
                                                                                                              -----------

CONNECTICUT (1.4%)
Connecticut GO                                                        5.30%   11/15/2006             16,940        17,200
Connecticut GO                                                        5.40%   11/15/2007             10,510        10,701
Connecticut GO                                                        6.00%    5/15/2003              5,000         5,161
Connecticut GO                                                        6.00%    10/1/2004              5,660         5,902
Connecticut GO                                                        7.00%    3/15/2003              5,000         5,280
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)     5.125%     9/1/2005             11,575        11,609
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)      5.25%     9/1/2006             42,550        42,842
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)     7.125%     6/1/2010             12,000        13,641
                                                                                                              -----------
                                                                                                                  112,336
                                                                                                              -----------

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
DELAWARE (0.1%)
Delaware Transp. Auth. Rev.                                           5.80%     7/1/2002 (Prere.)   $ 2,595     $   2,692
Delaware Transp. Auth. Rev.                                           5.80%     7/1/2008              4,950         5,048
                                                                                                              -----------
                                                                                                                    7,740
                                                                                                              -----------

DISTRICT OF COLUMBIA (1.7%)
District of Columbia GO                                               5.20%     6/1/2008 (2)          4,390         4,343
District of Columbia GO                                               5.25%     6/1/2008 (1)         10,000         9,941
District of Columbia GO                                               5.30%     6/1/2009 (2)          4,600         4,563
District of Columbia GO                                              5.375%     6/1/2011 (2)          5,255         5,196
District of Columbia GO                                               5.50%     6/1/2004 (4)         12,845        13,018
District of Columbia GO                                               5.50%     6/1/2006 (4)          6,205         6,278
District of Columbia GO                                               5.50%     6/1/2007              2,950         2,986
District of Columbia GO                                               5.50%     6/1/2008              5,000         5,055
District of Columbia GO                                               5.50%     6/1/2010 (2)         10,490        10,538
District of Columbia GO                                               5.50%     6/1/2012 (4)          6,520         6,497
District of Columbia GO                                               5.50%     6/1/2013 (2)          5,750         5,686
District of Columbia GO                                               5.75%     6/1/2003 (2)(Prere.)    190           197
District of Columbia GO                                               5.75%     6/1/2007 (2)          4,860         4,958
District of Columbia GO                                               5.75%     6/1/2010 (1)         23,590        24,188
District of Columbia GO                                               5.80%     6/1/2004 (3)(ETM)       955           980
District of Columbia GO                                               6.00%     6/1/2004 (1)(Prere.)  8,890         9,336
District of Columbia GO                                               6.10%     6/1/2004 (1)(Prere.)  7,000         7,377
District of Columbia Hosp. Rev. (Medlantic Health Group)              6.00%    8/15/2007 (1)          2,985         3,125
District of Columbia Hosp. Rev. (Medlantic Health Group)              6.00%    8/15/2008 (1)          3,160         3,315
District of Columbia Hosp. Rev. (Medlantic Health Group)              6.00%    8/15/2010 (1)          2,555         2,685
District of Columbia Hosp. Rev. (Medlantic Health Group)              6.00%    8/15/2012 (1)          2,995         3,146
                                                                                                              -----------
                                                                                                                  133,408
                                                                                                              -----------

FLORIDA (3.5%)
Broward County FL School Board COP                                    5.75%     7/1/2003 (2)          9,000         9,211
Broward County FL School Board COP                                    5.75%     7/1/2004 (2)          9,515         9,780
Broward County FL School Board COP                                    5.75%     7/1/2005 (2)          5,445         5,616
Broward County FL School Dist. GO                                     5.40%    2/15/2005              5,000         5,088
Broward County FL School Dist. GO                                     5.50%    2/15/2006             10,080        10,279
Dade County FL Sales Tax Rev.                                         6.00%    10/1/2002 (2)          5,000         5,139
Dade County FL School Board COP                                       5.25%     8/1/2009 (2)         11,320        11,368
Dade County FL School Board COP                                       5.25%     8/1/2010 (2)         12,140        12,139
Dade County FL School Board COP                                      5.375%     5/1/2006 (2)(Prere.)  4,775         4,892
Dade County FL School Dist. GO                                        6.25%    2/15/2004 (1)          5,520         5,767
Florida Board of Educ. Rev. (Capital Outlay)                          0.00%     6/1/2000 (Prere.)    15,000         5,222
Florida Board of Educ. Rev. (Capital Outlay)                          5.25%     1/1/2009             15,065        15,158
Florida Board of Educ. Rev. (Capital Outlay)                          5.25%     1/1/2010             15,775        15,806
Florida Board of Educ. Rev. (Capital Outlay)                          5.50%     6/1/2004              5,095         5,199
Florida Board of Educ. Rev. (Capital Outlay)                          6.50%     6/1/2005              5,000         5,329
Florida Board of Educ. Rev. (Lottery Rev.)                            5.25%     7/1/2010 (3)         10,300        10,329
Florida Board of Educ. Rev. (Lottery Rev.)                            5.25%     7/1/2011 (3)         10,840        10,803
Florida Board of Educ. Rev. (Lottery Rev.)                            5.25%     7/1/2012 (3)         11,410        11,298
Florida Dept. of General Services Rev.
   (Dept. of Environmental Protection Preservation-2000)              5.00%     7/1/2011 (2)          6,575         6,470
Florida Dept. of General Services Rev.
   (Dept. of Environmental Protection Preservation-2000)              5.25%     7/1/2003 (3)         18,350        18,551
Florida Dept. of General Services Rev.
   (Dept. of Environmental Protection Preservation-2000)             5.625%     7/1/2008 (2)          5,000         5,135
Florida GO                                                            6.00%     6/1/2006              6,605         6,930
Florida Muni. Power Agency VRDO (Stanton Project)                     5.00%     5/3/2000 (1)          3,200         3,200
Florida Turnpike Auth. Rev.                                           5.25%     7/1/2010 (3)          6,000         6,017
Florida Turnpike Auth. Rev.                                           5.25%     7/1/2011 (3)          7,185         7,160
Florida Turnpike Auth. Rev.                                           5.25%     7/1/2012 (3)          7,560         7,486
Florida Turnpike Auth. Rev.                                           5.25%     7/1/2013 (3)          7,755         7,610
Highlands County FL Health Rev. (Adventist Health System)             5.25%   11/15/2011              3,735         3,320
Highlands County FL Health Rev. (Adventist Health System)             5.25%   11/15/2012              3,935         3,443
Highlands County FL Health Rev. (Adventist Health System)             5.25%   11/15/2013              3,140         2,712

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                    COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
Lakeland FL Electric & Water Rev.                                     6.30%    10/1/2003           $  6,465    $    6,742
Lee County FL School Board COP                                        6.00%     8/1/2005 (3)          4,175         4,360
Manatee County FL PCR VRDO (Florida Power & Light Co. Project)        5.80%     5/2/2000              7,900         7,900
Palm Beach County FL School Board                                     6.00%     8/1/2005 (2)          6,115         6,386
Palm Beach County FL School Board                                     6.00%     8/1/2006 (2)          6,480         6,796
Palm Beach County FL Solid Waste Auth. Rev.                           5.25%    10/1/2003 (2)          7,760         7,835
Palm Beach County FL Solid Waste Auth. Rev.                           5.25%    10/1/2003 (2)(ETM)     1,240         1,253
Tampa FL Health System Rev. (Catholic Healthcare East)                5.25%   11/15/2011 (1)          3,000         2,972
                                                                                                              -----------
                                                                                                                  280,701
                                                                                                              -----------

GEORGIA (3.7%)
Atlanta GA Airport Rev.                                              5.875%     1/1/2015 (3)         11,930        12,228
Atlanta GA Airport Rev.                                              5.875%     1/1/2016 (3)          5,000         5,103
Atlanta GA Airport Rev.                                               6.00%     1/1/2011 (3) +        7,000         7,215
Atlanta GA Airport Rev.                                              6.125%     1/1/2012 (3) +        7,500         7,797
Atlanta GA Airport Rev.                                               6.25%     1/1/2014 (3) +        5,000         5,189
Atlanta GA Water & Wastewater Rev.                                    5.50%    11/1/2010 (3)         10,000        10,184
Atlanta GA Water & Wastewater Rev.                                    5.50%    11/1/2011 (3)         10,000        10,171
Atlanta GA Water & Wastewater Rev.                                    5.50%    11/1/2012 (3)          5,000         5,068
Burke County GA Dev. Auth. PCR VRDO
   (Georgia Power Co. Plant Vogtle Project)                           6.05%     5/2/2000              1,200         1,200
DeKalb County GA GO                                                   5.60%     1/1/2005              3,040         3,110
Fulton County GA COP                                                  5.75%    11/1/2011 (2)          6,000         6,199
Fulton County GA COP                                                  6.00%    11/1/2012 (2)          5,985         6,299
Fulton County GA COP                                                  6.00%    11/1/2013 (2)          6,325         6,631
Fulton County GA COP                                                  6.00%    11/1/2014 (2)          4,675         4,876
Fulton County GA School Dist. GO                                     6.375%     5/1/2010             15,000        16,287
Georgia GO                                                            6.25%     4/1/2006             12,200        12,947
Georgia GO                                                            6.30%     4/1/2002              3,820         3,925
Georgia GO                                                            6.30%     3/1/2007             15,000        16,045
Georgia GO                                                            6.50%     8/1/2001              3,230         3,303
Georgia GO                                                            6.50%    12/1/2003              5,000         5,260
Georgia GO                                                            6.50%     7/1/2005              5,000         5,336
Georgia GO                                                            6.75%     8/1/2007              6,100         6,711
Georgia GO                                                            6.75%     9/1/2010              8,000         9,009
Georgia GO                                                            6.80%     8/1/2002              8,000         8,338
Georgia GO                                                            7.00%    11/1/2004              5,000         5,401
Georgia GO                                                            7.00%    11/1/2005             15,670        17,131
Georgia GO                                                            7.00%    11/1/2006             16,780        18,556
Georgia GO                                                            7.00%    11/1/2007             17,960        20,055
Georgia GO                                                            7.10%     9/1/2009              3,400         3,875
Georgia GO                                                            7.25%     7/1/2004              3,500         3,794
Georgia GO                                                            7.25%     9/1/2005              3,630         4,000
Georgia GO                                                            7.25%     9/1/2006              7,860         8,776
Georgia GO                                                            7.40%     8/1/2007             11,200        12,732
Georgia Muni. Electric Power Auth. Rev.                               6.30%     1/1/2005 (1)         12,775        13,280
Monroe County GA Dev. Auth. PCR (Oglethorpe Power Corp.)              6.65%     1/1/2008 (1)          9,220        10,025
                                                                                                              -----------
                                                                                                                  296,056
                                                                                                              -----------

HAWAII (2.2%)
Hawaii Airport System Rev.                                            5.40%     7/1/2002 (1)          7,855         7,934
Hawaii Airport System Rev.                                            5.85%     7/1/2002 (1)          7,830         7,981
Hawaii Airport System Rev.                                            5.95%     7/1/2003 (1)          2,590         2,661
Hawaii Airport System Rev.                                            6.05%     7/1/2004 (1)          3,145         3,261
Hawaii Airport System Rev.                                            6.15%     7/1/2005 (1)         10,735        11,221
Hawaii Airport System Rev.                                            6.25%     7/1/2006 (1)          5,000         5,235
Hawaii GO                                                             5.00%     2/1/2004             10,000         9,949
Hawaii GO                                                             5.00%     2/1/2005              6,650         6,591
Hawaii GO                                                            5.125%     2/1/2006             11,605        11,521
Hawaii GO                                                             5.25%     4/1/2003              5,000         5,035
Hawaii GO                                                            5.625%     9/1/2012 (4)          5,000         5,069
Hawaii GO                                                             6.00%    11/1/2010 (4)         10,000        10,517
Hawaii GO                                                             6.40%     3/1/2007              5,555         5,898

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
Honolulu HI City & County GO                                         5.125%     7/1/2010 (3)       $ 16,275    $   15,927
Honolulu HI City & County GO                                         5.125%     7/1/2011 (3)          7,305         7,090
Honolulu HI City & County GO                                         5.125%     7/1/2013 (3)          3,710         3,544
Honolulu HI City & County GO                                          5.75%     1/1/2006                 10            10
Honolulu HI City & County GO                                          5.75%     1/1/2006 (ETM)        8,815         9,107
Honolulu HI City & County GO                                          6.00%     1/1/2008                  5             5
Honolulu HI City & County GO                                          6.00%     1/1/2008 (ETM)        4,995         5,261
Honolulu HI City & County GO                                          6.30%     3/1/2002 (Prere.)     4,830         5,042
Honolulu HI City & County GO                                          8.00%    10/1/2009             26,940        32,125
Honolulu HI City & County GO                                          8.00%    10/1/2009 (ETM)        3,620         4,370
                                                                                                              -----------
                                                                                                                  175,354
                                                                                                              -----------

IDAHO (0.3%)
Idaho TAN                                                             4.25%    6/30/2000             20,000        19,993
                                                                                                              -----------

ILLINOIS (3.8%)
Chicago IL GO (City Colleges Improvement Projects)                    0.00%     1/1/2012 (3)         26,000        13,459
Chicago IL GO (City Colleges Improvement Projects)                    0.00%     1/1/2013             32,670        15,886
Chicago IL Metro. Water Reclamation Dist.                             5.85%    12/1/2003              6,355         6,534
Chicago IL Metro. Water Reclamation Dist.                             5.90%    12/1/2006              4,450         4,639
Chicago IL Metro. Water Reclamation Dist.                             6.00%    12/1/2008              5,400         5,696
Chicago IL Metro. Water Reclamation Dist.                             6.05%    12/1/2009              3,000         3,181
Chicago IL Metro. Water Reclamation Dist.                             6.10%    12/1/2006              5,300         5,539
Chicago IL Metro. Water Reclamation Dist.                             6.25%    12/1/2005 (Prere.)    15,000        15,837
Chicago IL School Finance Auth.                                       5.20%     6/1/2005 (3)          3,000         3,000
Chicago IL School Finance Auth.                                      5.375%     6/1/2008 (3)          9,500         9,536
Chicago IL School Finance Auth.                                       6.10%     6/1/2002 (3)         11,945        12,203
Chicago IL Water Rev.                                                 5.50%    11/1/2003 (2)          5,000         5,070
Cook County IL GO                                                     5.75%   11/15/2003 (3)          5,000         5,119
Cook County IL GO                                                     5.80%   11/15/2004             10,000        10,297
Illinois Dev. Finance Auth. PCR PUT (Commonwealth Edison)             4.40%    12/1/2006 (2)         45,400        42,434
Illinois Dev. Finance Auth. Rev. VRDO (Provena Health)                5.10%     5/7/2000             30,000        30,000
Illinois GO                                                           6.25%    10/1/2005              6,000         6,241
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)         5.25%     6/1/2008 (1)          4,000         3,956
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)         5.25%     6/1/2009 (1)          4,695         4,625
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)         5.25%     6/1/2010 (1)          5,000         4,900
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)         5.25%     6/1/2011 (1)          4,000         3,888
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)         5.25%     6/1/2012 (1)          4,280         4,113
Illinois Regional Transp. Auth.                                       9.00%     6/1/2005 (2)          5,220         6,102
Illinois Regional Transp. Auth.                                       9.00%     6/1/2008 (2)          6,840         8,488
Illinois Regional Transp. Auth.                                       9.00%     6/1/2009 (2)          4,255         5,365
Illinois Sales Tax Rev.                                               6.50%    6/15/2013              5,000         5,450
Metro. Pier & Exposition Auth. Dedicated Sales Tax Rev.               6.50%     6/1/2006 (2)         11,885        12,695
Metro. Pier & Exposition Auth. Dedicated Sales Tax Rev.               6.75%     6/1/2010 (2)         25,000        27,618
Metro. Pier & Exposition Auth. Dedicated Sales Tax Rev.               7.25%    6/15/2005 (2)          6,670         7,282
Metro. Pier & Exposition Auth. Dedicated Sales Tax Rev.               7.25%    6/15/2005 (2)(ETM)     8,330         9,153
                                                                                                              -----------
                                                                                                                  298,306
                                                                                                              -----------

INDIANA (0.6%)
Indiana Muni. Power Agency                                           5.875%     1/1/2010 (1)          4,500         4,676
Indiana Office Building Comm. Rev.                                    6.65%     7/1/2001              4,500         4,587
Indiana Office Building Comm. Rev.                                    6.70%     7/1/2002              5,290         5,413
Indiana Univ. Student Fee Bonds                                       6.80%     8/1/2004             25,000        26,049
Indiana Univ. Student Fee Bonds                                       7.00%     8/1/2000 (Prere.)     5,845         6,000
                                                                                                              -----------
                                                                                                                   46,725
                                                                                                              -----------

KENTUCKY (0.6%)
Kentucky Dev. Finance Auth. (St. Elizabeth Medical Center)           6.625%    11/1/2004 (3)         20,025        20,777
Kentucky Dev. Finance Auth. Hosp. Rev. (Sisters of Charity)           6.60%    11/1/2001 (Prere.)     5,000         5,227
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. VRDO
   (Baptist Healthcare)                                               5.00%     5/3/2000 (1)            400           400
Kentucky Property & Buildings Comm. Rev.                              5.25%    11/1/2008              2,500         2,505
Kentucky Property & Buildings Comm. Rev.                              5.50%     9/1/2003              8,000         8,128

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                    COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Comm. Rev.                              5.60%     9/1/2004            $ 3,000    $    3,067
Kentucky Property & Buildings Comm. Rev.                              5.70%     9/1/2005              7,350         7,525
Louisville & Jefferson County KY Regional Airport Auth.
   Special Fac. Rev. VRDO (UPS Worldwide Forwarding)                  6.10%     5/2/2000              2,000         2,000
                                                                                                              -----------
                                                                                                                   49,629
                                                                                                              -----------

LOUISIANA (1.4%)
Jefferson Parish LA Sales Tax Rev.                                    6.75%    12/1/2002 (3)(Prere.)  3,400         3,555
Jefferson Parish LA Sales Tax Rev.                                    6.75%    12/1/2006 (3)          7,600         7,915
Louisiana GO                                                          5.25%    4/15/2011 (4)         11,395        11,227
Louisiana GO                                                          5.50%    4/15/2003 (3)          4,445         4,507
Louisiana GO                                                          6.00%    4/15/2004 (3)          7,210         7,456
Louisiana GO                                                          6.25%    4/15/2005 (3)          6,455         6,771
Louisiana GO                                                          6.75%    5/15/2002 (1)          7,680         7,967
Louisiana GO                                                          7.00%     8/1/2004 (1)          5,810         6,225
Louisiana GO                                                          7.75%     8/1/2006 (1)         10,970        12,421
Louisiana GO                                                          8.75%     9/1/2000 (4)          8,830         8,958
Louisiana GO                                                          8.75%     9/1/2000 (4)(Prere.)  9,445         9,768
Louisiana Public Fac. Auth. (Franciscan Missionaries)                5.375%     7/1/2011 (1)          4,990         4,905
St. Charles Parish LA PCR (Entergy Inc.)                              5.35%    10/1/2003             24,000        23,456
                                                                                                              -----------
                                                                                                                  115,131
                                                                                                              -----------

MARYLAND (0.1%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
   (Univ. of Maryland Medical System)                                6.625%     7/1/2020              4,000         3,991
                                                                                                              -----------


MASSACHUSETTS (7.4%)
Boston MA GO                                                          5.25%     4/1/2012 (3)          5,715         5,620
Boston MA Water & Sewer Comm. Rev.                                    5.75%    11/1/2013              5,785         5,958
CHELSEA MA GO                                                         5.50%    6/15/2008 (2)          5,735         5,859
Chelsea MA GO                                                         5.50%    6/15/2009 (2)          5,400         5,512
Chelsea MA GO                                                         5.50%    6/15/2011 (2)          5,000         5,066
Chelsea MA GO                                                         5.50%    6/15/2012 (2)          5,000         5,042
Malden MA GO                                                          5.00%    10/1/2015 (2)          2,120         1,963
Massachusetts Bay Transp. Auth.                                      5.125%     3/1/2011              3,355         3,282
Massachusetts Bay Transp. Auth.                                      5.125%     3/1/2012              5,820         5,642
Massachusetts Bay Transp. Auth.                                      5.125%     3/1/2013              5,000         4,806
Massachusetts Bay Transp. Auth.                                       7.25%     3/1/2003 (3)          5,055         5,167
Massachusetts Dev. Finance Agency Rev. VRDO (Brooks School)           5.00%     5/3/2000 (1)          2,200         2,200
Massachusetts GO                                                      5.10%     2/1/2005             25,000        25,071
Massachusetts GO                                                     5.125%    11/1/2013             11,000        10,601
Massachusetts GO                                                      5.20%     5/4/2000                700           700
Massachusetts GO                                                      5.25%     4/1/2010             12,930        12,929
Massachusetts GO                                                      5.25%     4/1/2011             13,525        13,414
Massachusetts GO                                                      5.50%     7/1/2005 (2)(Prere.)  5,360         5,520
Massachusetts GO                                                      5.50%     2/1/2011             17,575        17,698
Massachusetts GO                                                      5.50%     2/1/2011 (1)         10,000        10,070
Massachusetts GO                                                      5.70%     2/1/2008 (1)          6,805         7,008
Massachusetts GO                                                      6.00%    11/1/2010              5,000         5,300
Massachusetts GO                                                      6.50%     8/1/2002 (Prere.)     3,840         4,047
Massachusetts GO                                                      6.90%     6/1/2000 (2)          2,500         2,506
Massachusetts GO                                                      7.50%     6/1/2004              3,975         4,243
Massachusetts Grant Anticipation Notes                               5.125%    6/15/2010             10,755        10,600
Massachusetts Grant Anticipation Notes                               5.125%   12/15/2010              5,000         4,925
Massachusetts Grant Anticipation Notes                               5.125%    6/15/2011              8,555         8,353
Massachusetts Grant Anticipation Notes                               5.125%   12/15/2012              5,000         4,831
Massachusetts Grant Anticipation Notes                               5.125%    6/15/2013              5,000         4,794
Massachusetts Grant Anticipation Notes                                5.25%    6/15/2010             23,675        23,581
Massachusetts Grant Anticipation Notes                                5.25%   12/15/2010             26,275        26,168
Massachusetts Grant Anticipation Notes                                5.25%    6/15/2011             15,000        14,813
Massachusetts Grant Anticipation Notes                                5.25%   12/15/2011             14,820        14,629

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Boston Medical Center)                                            5.25%     7/1/2009 (1)        $ 4,215    $    4,154
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Boston Medical Center)                                            5.25%     7/1/2010 (1)          4,440         4,354
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Boston Medical Center)                                            5.25%     7/1/2011 (1)          4,670         4,543
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Boston Medical Center)                                            5.25%     7/1/2012 (1)          1,850         1,779
Massachusetts Health & Educ. Fac. Auth. Rev. (Brandeis Univ.)         5.25%    10/1/2016 (1)            450           427
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Caritas Christi Obligated Group)                                  5.25%     7/1/2006              6,400         6,019
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Caritas Christi Obligated Group)                                  5.25%     7/1/2007              5,390         4,999
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Caritas Christi Obligated Group)                                  5.25%     7/1/2008              5,030         4,596
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Harvard Pilgrim Health)                                           5.25%     7/1/2009 (4)          6,375         6,203
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Harvard Pilgrim Health)                                           5.25%     7/1/2010 (4)          5,970         5,773
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Harvard Pilgrim Health)                                           5.25%     7/1/2011 (4)          3,530         3,383
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Harvard Pilgrim Health)                                           5.25%     7/1/2012 (4)          6,155         5,826
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Partners Healthcare System)                                       5.25%     7/1/2003 (4)          3,975         3,990
Massachusetts Ind. Finance Agency Resource Recovery Rev.
   (Refusetech Inc. Project)                                          6.15%     7/1/2002              4,560         4,619
Massachusetts Ind. Finance Agency Resource Recovery Rev.
   (Refusetech Inc. Project)                                          6.30%     7/1/2005             30,250        31,105
Massachusetts Ind. Finance Auth. Rev. (BioMed Research Corp.)         0.00%     8/1/2004              9,480         7,556
Massachusetts Port Auth. Rev. (United Airlines)                       5.75%    10/1/2007             32,750        32,526
Massachusetts Water Pollution Abatement Trust                        5.125%     8/1/2009              4,000         3,992
Massachusetts Water Pollution Abatement Trust                        5.125%     8/1/2011              5,000         4,930
Massachusetts Water Pollution Abatement Trust                        5.125%     8/1/2014              2,500         2,399
Massachusetts Water Pollution Abatement Trust                         5.25%     8/1/2011                830           823
Massachusetts Water Pollution Abatement Trust                         5.25%     8/1/2011 (ETM)        6,475         6,436
Massachusetts Water Pollution Abatement Trust                         5.25%     8/1/2012                295           290
Massachusetts Water Pollution Abatement Trust                         5.25%     8/1/2012 (ETM)        2,080         2,059
Massachusetts Water Pollution Abatement Trust                         6.00%     8/1/2010              5,000         5,294
Massachusetts Water Pollution Abatement Trust                         6.00%     8/1/2011              4,150         4,370
Massachusetts Water Pollution Abatement Trust                         6.00%     8/1/2012              6,455         6,772
Massachusetts Water Pollution Abatement Trust                         6.00%     8/1/2013              5,000         5,217
Massachusetts Water Resources Auth. Rev.                              5.25%     3/1/2007              5,000         5,019
Massachusetts Water Resources Auth. Rev.                              5.25%     3/1/2009              7,175         7,159
Massachusetts Water Resources Auth. Rev.                              5.50%    11/1/2007             32,860        33,304
Massachusetts Water Resources Auth. Rev.                              6.50%    7/15/2010             30,220        32,949
Massachusetts Water Resources Auth. Rev.                              6.50%    7/15/2019             37,515        41,127
Massachusetts Water Resources Auth. Rev. VRDO                         5.00%     5/3/2000 (2)          4,300         4,300
                                                                                                              -----------
                                                                                                                  586,210
                                                                                                              -----------

MICHIGAN (3.3%)
Detroit MI GO                                                         5.80%     5/1/2002 (2)          8,970         9,126
Detroit MI GO                                                         5.90%     5/1/2003 (2)          9,490         9,731
Detroit MI Sewer System Rev.                                          5.25%     7/1/2015 (1)          4,000         3,815
Greater Detroit MI Resource Recovery Auth.                            5.50%   12/13/2004 (2)          7,505         7,649
Greater Detroit MI Resource Recovery Auth.                            6.25%   12/13/2005 (2)         17,205        18,143
Greater Detroit MI Resource Recovery Auth.                            6.25%   12/13/2006 (2)         22,475        23,820
Greater Detroit MI Resource Recovery Auth.                            6.25%   12/13/2007 (2)         11,070        11,786
Greater Detroit MI Resource Recovery Auth.                            6.25%   12/13/2008 (2)          5,625         6,015
Michigan Building Auth. Rev.                                          4.75%   10/15/2013             15,000        13,516
Michigan Building Auth. Rev.                                          5.25%   10/15/2010              3,485         3,460
Michigan Building Auth. Rev.                                          5.25%   10/15/2011              5,825         5,741

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                    COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
Michigan Building Auth. Rev.                                          5.25%   10/15/2013             $2,500     $   2,425
Michigan Building Auth. Rev.                                         5.375%   10/15/2010              5,880         5,917
Michigan Building Auth. Rev.                                          6.50%    10/1/2001 (2)(Prere.)  3,000         3,134
Michigan Hosp. Finance Auth. Rev.
   (Genesys Regional Medical Center)                                  5.30%    10/1/2011             10,840        10,730
Michigan Hosp. Finance Auth. Rev.
   (Genesys Regional Medical Center)                                 5.375%    10/1/2013              4,000         3,912
Michigan Hosp. Finance Auth. Rev.
   (Genesys Regional Medical Center)                                  5.50%    10/1/2006              3,340         3,401
Michigan Hosp. Finance Auth. Rev.
   (Genesys Regional Medical Center)                                  5.50%    10/1/2007              3,910         3,981
Michigan Muni. Bond Auth. Local Govt. Loan Auth.                      0.00%    12/1/2000 (3)          5,590         5,441
Michigan Muni. Bond Auth. Local Govt. Loan Auth.                      0.00%    12/1/2001 (3)          9,630         8,910
Michigan Public Power Agency Rev.                                     5.30%     1/1/2005             13,075        13,151
Michigan Public Power Agency Rev.                                    5.375%     1/1/2006             13,790        13,882
Michigan Public Power Agency Rev.                                     5.50%     1/1/2007             14,545        14,693
Michigan Public Power Agency Rev.                                     5.50%     1/1/2008              9,360         9,440
Univ. of Michigan Hosp. Rev. VRDO                                     5.85%     5/2/2000             10,000        10,000
Wayne Charter County MI Airport Rev.                                  5.25%    12/1/2010 (1)         12,000        11,770
Wayne Charter County MI Airport Rev.                                  5.25%    12/1/2011 (1)         10,845        10,542
Wayne Charter County MI Airport Rev.                                  5.25%    12/1/2012 (1)         15,770        15,151
                                                                                                              -----------
                                                                                                                  259,282
                                                                                                              -----------

MINNESOTA (0.7%)
Minnesota GO                                                          5.00%     6/1/2010              8,485         8,359
Minnesota GO                                                          5.00%     6/1/2011              8,675         8,473
Minnesota GO                                                          5.00%     6/1/2012              3,255         3,154
Minnesota GO                                                         5.125%    11/1/2009              8,275         8,266
Northern Minnesota Muni. Power Agency Electric System Rev.            5.25%     1/1/2012 (4)          6,000         5,887
Western Minnesota Muni. Power Agency                                 5.375%     1/1/2008 (2)          5,645         5,714
Western Minnesota Muni. Power Agency                                  5.50%     1/1/2010 (2)         14,045        14,254
                                                                                                              -----------
                                                                                                                   54,107
                                                                                                              -----------

MISSISSIPPI (0.6%)
Mississippi GO                                                        5.25%     5/1/2008              5,805         5,813
Mississippi GO                                                        6.00%    12/1/2006              6,380         6,687
Mississippi GO                                                        6.00%    11/1/2011              9,225         9,667
Mississippi GO                                                        6.00%    11/1/2012              9,725        10,154
Mississippi GO                                                        6.50%     5/1/2003              4,285         4,462
Mississippi GO                                                        6.50%     9/1/2006              5,125         5,498
Mississippi GO                                                        7.00%     5/1/2005              4,840         5,240
                                                                                                              -----------
                                                                                                                   47,521
                                                                                                              -----------

MISSOURI (0.3%)
Missouri Health & Educ. Fac. Auth. Educ. Fac. Rev. VRDO
   (Washington Univ.)                                                 5.80%     5/2/2000             11,000        11,000
Missouri Health & Educ. Fac. Auth. VRDO
   (Sisters of Mercy Health Care System)                              5.05%     5/3/2000              4,900         4,900
St. Louis County MO Rockwood School Dist. GO                          8.50%     2/1/2002              5,940         6,296
                                                                                                              -----------
                                                                                                                   22,196
                                                                                                              -----------

MONTANA (0.3%)
Forsyth MT PCR PUT (Portland General Electric Co.)                    4.60%     5/1/2003             10,000         9,593
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)     5.25%    12/1/2009 (1)          3,330         3,322
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)     5.25%    12/1/2010 (1)          2,445         2,429
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)     5.25%    12/1/2011 (1)          4,980         4,912
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)     5.25%    12/1/2012 (1)          2,725         2,668
                                                                                                              -----------
                                                                                                                   22,924
                                                                                                              -----------

NEBRASKA (0.7%)
Nebraska Public Power Dist. Rev.                                      5.25%     1/1/2010 (1)         26,500        26,339
Nebraska Public Power Dist. Rev.                                      5.25%     1/1/2011 (1)         10,000         9,871
Nebraska Public Power Dist. Rev.                                      5.25%     1/1/2012              5,000         4,901
Nebraska Public Power Dist. Rev.                                      5.60%     7/1/2003             13,175        13,403
                                                                                                              -----------
                                                                                                                   54,514
                                                                                                              -----------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
NEVADA (3.8%)
Clark County NV Airport System Rev.                                   5.25%     7/1/2012 (1)        $ 4,225      $  4,132
Clark County NV Airport System Rev.                                  5.375%     7/1/2010 (1)          8,470         8,505
Clark County NV GO                                                    5.50%     6/1/2012 (3)          6,365         6,388
Clark County NV GO                                                    5.60%     6/1/2013 (3)          7,175         7,219
Clark County NV GO                                                   5.625%     6/1/2014 (3)          7,450         7,479
Clark County NV GO                                                    7.50%     6/1/2006 (2)          3,575         3,992
Clark County NV GO                                                    7.50%     6/1/2007 (2)          9,550        10,793
Clark County NV GO                                                    7.50%     6/1/2009 (2)          6,825         7,867
Clark County NV GO                                                    8.00%     6/1/2008 (2)          9,875        11,589
Clark County NV Passenger Fac. Rev.
   (McCarran International Airport)                                  5.375%     7/1/2010 (1)          6,435         6,462
Clark County NV Passanger Fac. Rev.
   (McCarran International Airport)                                  5.375%     7/1/2011 (1)          9,445         9,432
Clark County NV Passanger Fac. Rev.
   (McCarran International Airport)                                  5.375%     7/1/2012 (1)          8,295         8,225
Clark County NV School Dist. GO                                      5.375%     5/1/2006 (3)          3,740         3,775
Clark County NV School Dist. GO                                      5.375%     5/1/2007 (3)          9,195         9,265
Clark County NV School Dist. GO                                      5.375%     5/1/2008 (3)          9,170         9,224
Clark County NV School Dist. GO                                       5.50%    6/15/2010 (3)         16,325        16,516
Clark County NV School Dist. GO                                       5.60%    6/15/2009 (3)          9,640         9,971
Clark County NV School Dist. GO                                      5.625%    6/15/2013 (3)         10,000        10,080
Clark County Nv School Dist. Go                                      5.70%     6/15/2009 (1)         10,825        11,228
Clark County NV School Dist. GO                                      5.875%    6/15/2005 (1)(Prere.) 23,760        24,829
Clark County NV School Dist. GO                                       5.90%    6/15/2006 (3)(Prere.) 10,000        10,500
Clark County NV School Dist. GO                                       6.00%    6/15/2003 (3)          3,800         3,910
Clark County NV School Dist. GO                                       6.50%    6/15/2006 (3)         12,115        12,938
Clark County NV School Dist. GO                                       7.25%    6/15/2002 (1)          3,995         4,178
Las Vegas NV Convention & Visitors Auth.                              6.00%     7/1/2011 (2)         10,000        10,464
Las Vegas NV Convention & Visitors Auth.                              6.00%     7/1/2012 (2)          5,000         5,208
Las Vegas NV Convention & Visitors Auth.                              6.00%     7/1/2014 (2)          4,500         4,648
Nevada GO                                                             5.25%    5/15/2010              8,555         8,489
Nevada GO                                                             5.25%    5/15/2011             16,455        16,211
Nevada GO                                                             5.25%    5/15/2012             17,300        16,922
Nevada GO                                                             6.00%     5/1/2005             10,450        10,708
Nevada GO                                                             6.00%    5/15/2010              6,680         7,040
Washoe County NV Hosp. Medical Center                                 6.00%     6/1/2009 (2)          6,310         6,521
                                                                                                              -----------
                                                                                                                  304,708
                                                                                                              -----------

NEW HAMPSHIRE (0.2%)
New Hampshire Business Finance Auth. PCR PUT
   (United Illuminating)                                              4.55%     2/1/2004             15,000        14,201
                                                                                                              -----------

NEW JERSEY (5.7%)
Camden County NJ Muni. Util. Auth.                                    0.00%     9/1/2000 (3)         18,500        18,219
Camden County NJ Muni. Util. Auth.                                    0.00%     9/1/2002 (3)         18,545        16,486
Camden County NJ Muni. Util. Auth.                                    0.00%     9/1/2003 (3)         18,545        15,617
Essex County NJ Solid Waste Util. Auth.                               5.50%     4/1/2011 (4)          3,000         3,113
Gloucester County NJ Improvement Auth.
   Solid Waste Resource Rev.                                          6.85%    12/1/2009              4,000         4,028
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.               5.70%     7/1/2005 (1)          6,330         6,518
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.               5.80%     7/1/2007 (1)         17,800        18,413
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.               5.80%     7/1/2008 (1)          4,000         4,129
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.              5.875%     7/1/2011 (1)          6,000         6,173
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.               7.00%     7/1/2003 (1)         26,195        27,729
New Jersey Econ. Dev. Auth. Rev.                                      5.50%     5/1/2008 (4)         10,920        11,183
New Jersey Econ. Dev. Auth. Rev. VRDO
   (Hoffman-La Roche Project)                                         6.10%     5/2/2000 LOC            600           600
New Jersey GO                                                         6.00%    7/15/2006              3,300         3,465
New Jersey Health Care Fac. Finance Auth. Rev.
   (Saint Barnabas Health Care)                                       5.25%     7/1/2010 (1)          8,050         7,981

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                    COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Fac. Finance Auth. Rev.
   (Saint Barnabas Health Care)                                       5.25%     7/1/2011 (1)        $ 8,230     $   8,113
New Jersey Health Care Fac. Finance Auth. Rev.
   (Saint Barnabas Health Care)                                       5.25%     7/1/2012 (1)          2,600         2,540
New Jersey Health Care Fac. Finance Auth. Rev.
   (Saint Barnabas Health Care)                                       5.25%     7/1/2014 (1)          3,850         3,694
New Jersey Health Care Fac. Finance Auth. Rev.
   (Union Hosp./Mega Care)                                            6.40%     7/1/2000 (ETM)        3,295         3,306
New Jersey Sports & Exposition Auth.                                  6.50%     3/1/2002 (Prere.)     1,340         1,403
New Jersey Sports & Exposition Auth.                                  6.50%     3/1/2006              3,955         4,134
New Jersey Sports & Exposition Auth.                                  6.50%     3/1/2007              2,930         3,063
New Jersey Transp. Corp. Grant Anticipation Notes                     5.50%     9/1/2003             12,500        12,689
New Jersey Transp. Trust Fund Auth. Rev.                              5.50%    6/15/2011 (1)          4,250         4,300
New Jersey Transp. Trust Fund Auth. Rev.                              6.00%   12/15/2004 (1)          4,000         4,168
New Jersey Transp. Trust Fund Auth. Rev.                              6.00%    6/15/2005 (2)         11,310        11,805
New Jersey Transp. Trust Fund Auth. Rev.                              6.00%    6/15/2008             34,660        36,524
New Jersey Transp. Trust Fund Auth. Rev.                              6.00%    6/15/2009             37,000        39,072
New Jersey Transp. Trust Fund Auth. Rev.                              6.50%    6/15/2005 (2)          5,000         5,324
New Jersey Transp. Trust Fund Auth. Rev.                              6.50%    6/15/2011 (1)         20,000        22,157
New Jersey Transp. Trust Fund Auth. Rev.                              7.00%    6/15/2012 (1)         20,000        22,954
New Jersey Turnpike Auth. Rev.                                        4.75%     1/1/2006 (ETM)       12,350        12,200
New Jersey Turnpike Auth. Rev.                                       5.625%     1/1/2015 (1)          8,215         8,278
New Jersey Turnpike Auth. Rev.                                        5.90%     1/1/2003 (2)          4,700         4,815
New Jersey Turnpike Auth. Rev.                                        5.90%     1/1/2004 (2)         19,030        19,610
New Jersey Turnpike Auth. Rev.                                        6.00%     1/1/2005 (2)         22,220        22,963
New Jersey Turnpike Auth. Rev.                                        6.50%     1/1/2009 (2)         50,000        54,415
Rutgers State Univ. NJ GO                                             6.40%     5/1/2013              4,675         5,094
                                                                                                              -----------
                                                                                                                  456,275
                                                                                                              -----------

NEW YORK (15.0%)
Long Island NY Power Auth. Rev. Electric System                       5.00%     4/1/2004 (1)         15,600        15,594
Long Island NY Power Auth. Rev. Electric System                       5.00%     4/1/2006 (4)         24,755        24,629
Long Island NY Power Auth. Rev. Electric System                       5.00%     4/1/2008 (1)          5,000         4,874
Long Island NY Power Auth. Rev. Electric System                      5.125%     4/1/2012 (1)         25,195        24,354
Long Island NY Power Auth. Rev. Electric System                       5.50%    12/1/2008 (2)          5,000         5,103
Long Island NY Power Auth. Rev. Electric System                       5.50%    12/1/2010 (2)         15,000        15,252
Long Island NY Power Auth. Rev. Electric System                       5.50%    12/1/2011 (2) **      25,000        25,428
Long Island NY Power Auth. Rev. Electric System                       5.50%    12/1/2012 (4)         14,500        14,697
Metro. NY Transp. Auth. Rev. Commuter Fac.                            5.00%     7/1/2011 (1)         16,625        16,004
Metro. NY Transp. Auth. Rev. Commuter Fac.                            5.00%     7/1/2013 (1)         18,000        16,954
Metro. NY Transp. Auth. Rev. Commuter Fac.                            5.00%     7/1/2014 (2)          7,770         7,253
Metro. NY Transp. Auth. Rev. Commuter Fac.                            5.60%     7/1/2011              4,755         4,758
Metro. NY Transp. Auth. Rev. Commuter Fac.                           5.625%     7/1/2012              4,805         4,790
Metro. NY Transp. Auth. Rev. Commuter Fac.                            5.75%     7/1/2013              4,880         4,897
Metro. NY Transp. Auth. Rev. Commuter Fac.                           5.875%     7/1/2014              5,000         5,047
Metro. NY Transp. Auth. Rev. Commuter Fac.                            6.10%     7/1/2007 (1)          3,625         3,825
Metro. NY Transp. Auth. Rev. Commuter Fac.                            6.10%     7/1/2008 (1)          1,100         1,164
Metro. NY Transp. Auth. Rev. Dedicated Petroleum Tax                  5.25%     4/1/2013 (3)         11,755        11,432
Metro. NY Transp. Auth. Rev. Dedicated Petroleum Tax                  5.50%     4/1/2015 (1)          4,500         4,455
Metro. NY Transp. Auth. Rev. Transp. Fac.                             0.00%     7/1/2011             21,200        11,191
Metro. NY Transp. Auth. Rev. Transp. Fac.                            5.125%     7/1/2012 (4)         10,765        10,400
Metro. NY Transp. Auth. Rev. Transp. Fac.                            5.125%     7/1/2013 (4)         16,455        15,747
Metro. NY Transp. Auth. Rev. Transp. Fac.                             5.20%     7/1/2005 (2)          5,760         5,796
Metro. Ny Transp. Auth. Rev. Transp. Fac.                             5.25%     7/1/2009 (4)         20,000        19,998
Metro. NY Transp. Auth. Rev. Transp. Fac.                             5.25%     7/1/2010 (4)          2,575         2,565
Metro. NY Transp. Auth. Rev. Transp. Fac.                             5.40%     7/1/2003              5,860         5,903
Metro. NY Transp. Auth. Rev. Transp. Fac.                             5.50%     7/1/2012 (4)          5,000         5,027
Metro. NY Transp. Auth. Rev. Transp. Fac.                            5.875%     7/1/2014              6,285         6,344
Metro. NY Transp. Auth. Rev. Transp. Fac.                             7.00%     7/1/2009 (2)         10,000        11,237
Muni. Assistance Corp. for New York City NY                           5.20%     7/1/2007 (2)          4,500         4,516
Muni. Assistance Corp. for New York City NY                           5.50%     7/1/2001              2,000         2,018
Muni. Assistance Corp. for New York City NY                           5.50%     7/1/2002             10,000        10,130

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
Muni. Assistance Corp. for New York City NY                           6.00%     7/1/2004           $  4,200     $   4,355
Muni. Assistance Corp. for New York City NY                           6.00%     7/1/2006             13,500        14,136
Muni. Assistance Corp. for New York City NY                           6.00%     7/1/2008             10,000        10,526
Muni. Assistance Corp. for New York City NY                           6.25%     7/1/2005              5,000         5,261
Nassau County NY GO                                                   5.00%     6/1/2003 (2)          5,210         5,214
Nassau County NY GO                                                   5.00%     6/1/2004 (2)          5,210         5,206
Nassau County NY GO                                                   5.00%     6/1/2005 (2)          4,670         4,655
Nassau County NY GO                                                   5.00%     9/1/2011 (3)          7,550         7,265
Nassau County NY GO                                                   5.00%     9/1/2012 (3)          6,720         6,392
Nassau County NY GO                                                   5.00%     9/1/2013 (3)          5,730         5,394
New York City NY GO                                                   5.25%    8/15/2010 (1)          5,000         4,980
New York City NY GO                                                   5.25%     8/1/2011 (1)          7,000         6,929
New York City NY GO                                                   5.60%     8/1/2005             10,380        10,555
New York City NY GO                                                   5.70%     8/1/2007              9,800        10,015
New York City NY GO                                                   5.75%    2/15/2005 (Prere.)     1,245         1,290
New York City NY GO                                                   5.75%    2/15/2007              7,705         7,887
New York City NY GO                                                  5.875%    8/15/2012 (3)          7,000         7,205
New York City NY GO                                                   5.90%     8/1/2009              6,125         6,317
New York City NY GO                                                   5.90%     8/1/2010              4,750         4,884
New York City NY GO                                                   6.00%     8/1/2011              5,600         5,776
New York City NY GO                                                   6.00%     8/1/2012              4,000         4,107
New York City NY GO                                                   6.10%     8/1/2002              4,000         4,094
New York City NY GO                                                   6.15%    8/15/2000              2,980         2,995
New York City NY GO                                                   6.15%    8/15/2000 (ETM)          190           191
New York City NY GO                                                  6.375%     8/1/2004              3,985         4,138
New York City NY GO                                                   7.00%     8/1/2000                 15            15
New York City NY GO                                                   7.00%     2/1/2002 (Prere.)     4,395         4,619
New York City NY GO                                                   7.00%     2/1/2005                605           632
New York City NY GO                                                   7.00%     8/1/2005              6,500         7,007
New York City NY GO                                                   8.00%    11/1/2000 (2)          2,175         2,215
New York City NY GO                                                   8.00%     4/1/2006 (2)          5,955         6,796
New York City NY IDA (USTA National Tennis Center Project)           6.375%   11/15/2007 (4)          6,200         6,616
New York City NY IDA (USTA National Tennis Center Project)            6.40%   11/15/2008 (4)          4,105         4,384
New York City NY IDA (USTA National Tennis Center Project)            6.50%   11/15/2009 (4)          6,745         7,231
New York City NY IDA (USTA National Tennis Center Project)            6.50%   11/15/2010 (4)          3,500         3,730
New York City NY Muni. Water Finance Auth.
   Water & Sewer System Rev.                                          5.30%    6/15/2006             27,665        27,762
New York City NY Transitional Finance Auth. Rev.                      5.00%    11/1/2008 (3)          6,000         5,914
New York City NY Transitional Finance Auth. Rev.                      5.00%   11/15/2009              5,000         4,896
New York City NY Transitional Finance Auth. Rev.                      5.00%   11/15/2010             16,375        15,943
New York City NY Transitional Finance Auth. Rev.                     5.125%    11/1/2010              7,570         7,446
New York City NY Transitional Finance Auth. Rev.                     5.125%    11/1/2011              7,245         7,070
New York City NY Transitional Finance Auth. Rev.                     5.125%    11/1/2012              7,000         6,753
New York City NY Transitional Finance Auth. Rev.                     5.125%    11/1/2013              6,000         5,732
New York City NY Transitional Finance Auth. Rev.                      5.25%   11/15/2011             12,585        12,456
New York City NY Transitional Finance Auth. Rev.                      5.25%     5/1/2012              3,475         3,408
New York City NY Transitional Finance Auth. Rev                       5.25%   11/15/2012              5,000         4,901
New York City NY Transitional Finance Auth. Rev.                      5.50%   11/15/2008              2,000         2,040
New York City NY Transitional Finance Auth. Rev.                      5.75%    8/15/2010 (3)         14,740        15,284
New York City NY Transitional Finance Auth. Rev. VRDO                 5.85%     5/2/2000              2,000         2,000
New York GO                                                           6.00%    10/1/2003              4,800         4,952
New York GO                                                           6.00%    10/1/2004              4,195         4,354
New York State Dormitory Auth. Rev. (City Univ.)                      6.25%     7/1/2003              4,250         4,371
New York State Dormitory Auth. Rev. (City Univ.)                      6.25%     7/1/2004              6,570         6,863
New York State Dormitory Auth. Rev. (City Univ.)                      6.35%     7/1/2004              2,500         2,594
New York State Dormitory Auth. Rev. (City Univ.)                      6.45%     7/1/2005              1,500         1,569
New York State Dormitory Auth. Rev. (City Univ.)                      7.00%     7/1/2001 (3)          8,090         8,297
New York State Dormitory Auth. Rev. (City Univ.)                      7.00%     7/1/2001 (3)(ETM)     1,910         1,963
New York State Dormitory Auth. Rev. (Jewish Medical Center)           5.25%     7/1/2010 (1)          4,000         3,962
New York State Dormitory Auth. Rev. (Jewish Medical Center)           5.25%     7/1/2011 (1)          9,170         9,025
New York State Dormitory Auth. Rev. (Mental Health Services)          5.25%    2/15/2011 (1)          7,370         7,292
New York State Dormitory Auth. Rev. (New York Univ.)                 6.375%     7/1/2007 (3)         27,000        28,014

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                    COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Auth. Rev. (Second Hosp.)                    5.00%    2/15/2010 (4)        $ 4,500    $    4,364
New York State Dormitory Auth. Rev. (Second Hosp.)                    5.10%    2/15/2011 (2)         10,040         9,727
New York State Dormitory Auth. Rev. (Second Hosp.)                    5.10%    2/15/2011 (4)          6,285         6,089
New York State Dormitory Auth. Rev. (State Univ.)                     5.80%    5/15/2005              5,400         5,540
New York State Dormitory Auth. Rev. (State Univ.)                     5.90%    5/15/2006              2,000         2,064
New York State Dormitory Auth. Rev. (State Univ.)                     6.00%     7/1/2003 (2)          4,000         4,122
New York State Dormitory Auth. Rev. (State Univ.)                     6.00%     7/1/2004 (2)          4,000         4,149
New York State Dormitory Auth. Rev. (State Univ.)                     6.00%    5/15/2012 (1)         16,160        17,011
New York State Dormitory Auth. Rev. (State Univ.)                     6.00%    5/15/2013 (1)         12,500        13,109
New York State Dormitory Auth. Rev. (State Univ.)                     6.00%    5/15/2014             10,660        11,138
New York State Dormitory Auth. Rev. (State Univ.)                     6.10%    5/15/2004 (Prere.)     2,000         2,115
New York State Dormitory Auth. Rev. (State Univ.)                     7.10%    5/15/2000              6,050         6,058
New York State Dormitory Auth. Rev. (Univ. of Rochester)              5.75%     7/1/2014 (1)          9,725         9,794
New York State Dormitory Auth. Rev. (Univ. System)                    5.25%     7/1/2017 (1)         14,900        14,000
New York State Dormitory Auth. Rev. (Upstate Community Colleges)      5.25%     7/1/2010              3,920         3,901
New York State Dormitory Auth. Rev. (Upstate Community Colleges)      5.25%     7/1/2011              3,610         3,571
New York State Environmental Fac. Corp.
   (Clean Water & Drinking Revolving Funds)                           5.25%    6/15/2010              9,245         9,216
New York State Environmental Fac. Corp.
   (Clean Water & Drinking Revolving Funds)                           5.25%    6/15/2011              9,885         9,794
New York State Environmental Fac. Corp.
   (Clean Water & Drinking Revolving Funds)                           5.25%    6/15/2012              6,350         6,238
New York State Environmental Fac. Water PCR                           5.50%    6/15/2009 (1)         10,000        10,156
New York State Local Govt. Assistance Corp.                           5.00%     4/1/2011 (3)         11,000        10,614
New York State Local Govt. Assistance Corp.                           5.00%     4/1/2012 (3)         10,000         9,541
New York State Local Govt. Assistance Corp.                           5.00%     4/1/2013 (3)          5,000         4,722
New York State Medical Care Fac. Finance Agency Rev.                 5.375%    2/15/2014 (4)          4,460         4,351
New York State Medical Care Fac. Finance Agency Rev.                  6.00%    8/15/2002 (1)          5,350         5,471
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.25%     4/1/2009 (3)          4,510         4,513
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.25%     4/1/2010 (3)          9,800         9,770
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.25%     4/1/2011 (2)          5,000         4,955
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.25%     4/1/2011 (3)         11,615        11,510
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.25%     4/1/2012 (3)          6,220         6,112
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.25%     4/1/2013 (3)          5,435         5,296
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.25%     4/1/2015 (2)         10,000         9,590
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.30%     4/1/2008 (1)          7,740         7,789
New York State Thruway Auth. (Highway & Bridge Trust Fund)            5.40%     4/1/2007 (1)          9,215         9,353
New York State Thruway Auth. (Highway & Bridge Trust Fund)            6.25%     4/1/2006 (3)         10,000        10,576
New York State Thruway Auth. (Highway & Bridge Trust Fund)            6.25%     4/1/2010 (4)         16,725        17,992
New York State Thruway Auth. (Highway & Bridge Trust Fund)            6.25%     4/1/2011 (4)          3,000         3,226
New York State Thruway Auth. (Service Contract)                      5.375%     4/1/2009 (1)         16,500        16,645
New York State Thruway Auth. (Service Contract)                      5.375%     4/1/2012 (1)         16,520        16,412
New York State Thruway Auth. (Service Contract)                       5.75%     4/1/2004 (1)(Prere.) 14,000        14,590
New York State Urban Dev. Corp. Rev. (Correctional Fac.)              6.40%     1/1/2004              9,685        10,055
Onondaga County NY PCR (Anheuser-Busch Cos., Inc. Project)           6.625%     8/1/2006             10,000        10,599
Port Auth. of New York & New Jersey                                   5.50%    9/15/2008 (3)          5,810         5,899
Suffolk County NY Water Auth.                                         6.80%     6/1/2012 (ETM)       10,660        11,792
Triborough Bridge & Tunnel NY Auth. Rev.                              0.00%     1/1/2003             19,185        16,675
Triborough Bridge & Tunnel NY Auth. Rev.                              5.25%     1/1/2010 (4)         11,000        10,958
Triborough Bridge & Tunnel NY Auth. Rev.                              5.50%     1/1/2006 (4)          1,000         1,019
Triborough Bridge & Tunnel NY Auth. Rev.                              6.00%     1/1/2012             12,000        12,702
Triborough Bridge & Tunnel NY Auth. Rev.                              6.60%     1/1/2010             55,325        60,797
                                                                                                              -----------
                                                                                                                1,194,935
                                                                                                              -----------

NORTH CAROLINA (0.1%)
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hospital)             5.25%    10/1/2019             10,000         8,602
                                                                                                              -----------

OHIO (2.9%)
Butler County OH BAN                                                  4.55%    3/15/2001              2,600         2,605
Cleveland OH GO                                                       5.50%     8/1/2008 (1)          6,295         6,424
Cleveland OH Water Works                                              5.25%     1/1/2009 (4)         10,110        10,109
Cleveland OH Water Works                                              5.25%     1/1/2010 (4)          7,000         6,973
Cleveland OH Water Works                                              5.25%     1/1/2011 (4)          5,745         5,685

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
Cleveland OH Water Works                                              5.25%     1/1/2012 (4)        $10,695     $  10,511
Cleveland OH Water Works                                              6.00%     1/1/2002 (1)         11,190        11,397
Cleveland OH Water Works                                              6.00%     1/1/2003 (1)          2,105         2,159
Cleveland OH Water Works                                              6.00%     1/1/2004 (1)          6,855         7,082
Cleveland OH Water Works                                              6.00%     1/1/2005 (1)          4,545         4,722
Cleveland OH Water Works                                              6.00%     1/1/2006 (1)          2,100         2,193
Cleveland OH Water Works                                              6.25%     1/1/2005 (2)          4,910         5,102
Franklin County OH Hosp. Rev.                                         5.75%    5/15/2012 (2)          5,000         5,050
Lorain County OH Hosp. Rev. (Catholic Healthcare Partners)           5.625%     9/1/2013 (1)          3,000         3,027
Ohio Air Quality Dev. Auth. VRDO
   (Cincinnati Gas & Electric Co. Project)                            6.10%     5/2/2000 LOC          7,100         7,100
Ohio Air Quality Dev. Auth. VRDO (Mead Corp.)                         5.95%     5/2/2000 LOC          1,200         1,200
Ohio Building Auth. (Adult Correctional Building)                     5.75%     4/1/2008              5,375         5,579
Ohio Building Auth. (Adult Correctional Building)                     5.75%     4/1/2009 (2)          5,485         5,697
Ohio Building Auth. (Adult Correctional Building)                     5.90%    10/1/2009 (1)          4,435         4,558
Ohio Building Auth. (Adult Correctional Building)                     6.00%    10/1/2007 (2)          3,710         3,907
Ohio Building Auth. (Data Center)                                     5.70%    10/1/2004              2,895         2,974
Ohio Building Auth. (Data Center)                                     5.75%    10/1/2005              3,070         3,169
Ohio Building Auth. (Highway Safety Building)                        5.375%    10/1/2009 (2)          4,605         4,662
Ohio Building Auth. (Highway Safety Building)                         5.75%    10/1/2008 (2)          5,055         5,256
Ohio Building Auth. (Highway Safety Building)                         6.00%     4/1/2007 (2)          4,640         4,873
Ohio Building Auth. (State Correctional Fac.)                         5.70%    10/1/2003              3,305         3,382
Ohio Building Auth. (State Correctional Fac.)                         5.70%    10/1/2004              2,725         2,800
Ohio Building Auth. (State Correctional Fac.)                         5.80%    10/1/2006              4,360         4,523
Ohio Building Auth. (State Correctional Fac.)                         5.90%    10/1/2007              2,500         2,614
Ohio Building Auth. (State Correctional Fac.)                         6.50%    10/1/2002              3,790         3,927
Ohio Building Auth. (State Correctional Fac.)                         6.50%    10/1/2002 (1)          5,350         5,547
Ohio Building Auth. (State Correctional Fac.)                         6.50%    10/1/2003              5,500         5,729
Ohio Building Auth. (State Correctional Fac.)                         6.50%    10/1/2003 (1)          5,710         5,984
Ohio Building Auth. (State Correctional Fac.)                         6.50%    10/1/2004              2,500         2,604
Ohio GO                                                              7.625%     8/1/2010              3,510         4,163
Ohio Higher Educ. Fac.                                                5.90%    12/1/2005              8,175         8,419
Ohio Housing Finance Agency Mortgage Rev.                            5.025%     3/1/2021             22,515        22,041
Ohio Public Fac. Comm. Higher Educ. Fac.                              5.00%    12/1/2009              5,190         5,081
Ohio Public Fac. Comm. Higher Educ. Fac.                              5.25%     5/1/2010 (2)          5,950         5,953
Ohio Public Fac. Comm. Higher Educ. Fac.                              5.50%    12/1/2006              5,465         5,542
Ohio Turnpike Comm. Rev.                                              5.50%    2/15/2010 (1)          4,435         4,508
Ohio Water Dev. Auth.                                                 5.00%     6/1/2015 (1)          2,000         1,861
Ohio Water Dev. Auth.                                                 6.00%    12/1/2004 (2)(Prere.)  2,520         2,625
Ohio Water Dev. Auth.                                                 6.00%    12/1/2008 (2)          3,480         3,589
                                                                                                              -----------
                                                                                                                  232,906
                                                                                                              -----------

OKLAHOMA (1.6%)
Grand River Dam Auth. OK                                              5.70%     6/1/2005 (4)         20,000        20,580
Grand River Dam Auth. OK                                              5.75%     6/1/2006 (4)         19,350        20,001
Grand River Dam Auth. OK                                              6.25%     6/1/2011 (2)          7,600         8,246
Grand River Dam Auth. OK                                              8.00%     6/1/2002             21,000        22,258
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)                   5.125%    8/15/2010              2,955         2,492
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)                    5.20%    8/15/2011              3,000         2,491
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)                   5.625%    8/15/2019             14,445        11,617
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)                    5.75%    8/15/2012              3,000         2,618
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)                    5.75%    8/15/2013              2,000         1,722
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)                    5.75%    8/15/2014              5,805         4,942
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)                    5.75%    8/15/2015              2,000         1,673
Oklahoma Turnpike Auth.                                               5.50%     1/1/2009              6,000         6,158
Tulsa County OK Ind. Dev. PUT (St. Francis Hosp.)                     5.15%   12/15/2003             13,715        13,459
Tulsa OK Metro. Util. Auth. Rev.                                      7.00%     2/1/2003              4,830         4,962
                                                                                                              -----------
                                                                                                                  123,219
                                                                                                              -----------

OREGON (0.9%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)      5.50%    2/15/2009              7,715         7,762
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)      5.50%    2/15/2010              9,955         9,991
Oregon Dept. of Administrative Services Lottery Rev.                  5.75%     4/1/2010 (4)          7,560         7,855

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
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE        MARKET
                                                                                     MATURITY             AMOUNT        VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                         COUPON         DATE              (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
Oregon Dept. of Administrative Services Lottery Rev.                       5.75%     4/1/2011 (4)       $  8,715     $   9,007
Oregon Dept. of Administrative Services Lottery Rev.                       5.75%     4/1/2012 (4)          2,500         2,574
Oregon Dept. of Administrative Services Lottery Rev.                       5.75%     4/1/2013 (4)          3,000         3,075
Port Auth. of Portland OR Airport Rev. (Portland International Airport)    5.00%     7/1/2013 (3)          2,520         2,338
Portland OR Sewer System Rev.                                              5.00%     6/1/2010 (3)         12,980        12,728
Portland OR Sewer System Rev.                                              5.00%     6/1/2012 (3)         13,580        13,090
Portland OR Sewer System Rev.                                              6.00%     6/1/2007 (3)          5,600         5,896
                                                                                                                   -----------
                                                                                                                        74,316
                                                                                                                   -----------

PENNSYLVANIA (7.3%)
Allegheny County PA Higher Educ. Building Auth. VRDO
   (Carnegie Mellon Univ.)                                                 6.05%     5/2/2000              8,400         8,400
Beaver County PA IDA PCR PUT (Ohio Edison Project)                         4.65%     6/1/2004             44,000        41,558
Delaware County PA IDA PCR PUT
   (PECO Energy Co. Project)                                               5.20%    10/1/2004              1,500         1,463
Delaware County PA IDA Resource Recovery Rev.
   (American Fuel)                                                         6.10%     1/1/2004              5,000         4,855
Delaware County PA IDA Resource Recovery Rev.
   (Browning Ferris)                                                       6.00%     1/1/2009              5,355         4,913
Delaware County PA IDA Resource Recovery Rev.
   (Browning Ferris)                                                       6.10%     1/1/2007              7,955         7,501
Delaware County PA IDA Resource Recovery Rev.
   (Browning Ferris)                                                       6.10%     7/1/2013              9,750         8,693
Geisinger Health System Auth. of Pennsylvania VRDO
   (Penn State Geisinger Health System)                                    5.80%     5/2/2000              2,000         2,000
Montgomery County PA IDA PCR (PECO Energy)                                 5.20%    10/1/2004             24,500        23,895
Pennsbury PA School Dist. GO                                               5.50%    8/15/2014 (3)          6,000         5,970
Pennsylvania COP                                                           4.80%     7/1/2001 (2)         20,000        19,985
Pennsylvania COP                                                           4.90%     7/1/2002 (2)         13,665        13,620
Pennsylvania COP                                                           5.00%     7/1/2003 (2)          4,555         4,530
Pennsylvania Convention Center Auth.                                       6.25%     9/1/2004             15,200        15,484
Pennsylvania Convention Center Auth.                                       6.70%     9/1/2014 (1)          4,000         4,282
Pennsylvania Convention Center Auth.                                       6.70%     9/1/2016 (3)(ETM)     3,000         3,352
Pennsylvania GO                                                            5.00%     6/1/2003 (1)         10,000        10,008
Pennsylvania GO                                                            5.00%    4/15/2005             24,290        24,226
Pennsylvania GO                                                            5.00%     6/1/2005 (1)          6,070         6,054
Pennsylvania GO                                                            5.00%     6/1/2006 (1)          5,500         5,468
Pennsylvania GO                                                            5.00%    4/15/2007              7,950         7,876
Pennsylvania GO                                                            5.00%    4/15/2008              2,525         2,490
Pennsylvania GO                                                            5.00%     3/1/2011             11,525        11,159
Pennsylvania GO                                                           5.375%    5/15/2013 (3)          3,515         3,484
Pennsylvania GO                                                            5.50%     5/1/2013 (3)          8,025         8,046
Pennsylvania GO                                                            5.90%   11/15/2001              1,500         1,526
Pennsylvania GO                                                           10.00%    4/15/2002 (2)         10,160        11,103
Pennsylvania Higher Educ. Fac. Auth. Rev.
   (Allegheny/Delaware Valley)                                             5.00%   11/15/2003 (1)          7,380         7,342
Pennsylvania Higher Educ. Fac. Auth. Rev.
   (Allegheny/Delaware Valley)                                             5.00%   11/15/2004 (1)          9,295         9,198
Pennsylvania Higher Educ. Fac. Auth. Rev.
   (Allegheny/Delaware Valley)                                             5.00%   11/15/2005 (1)          7,690         7,584
Pennsylvania Higher Educ. Fac. Auth. Rev.
   (Allegheny/Delaware Valley)                                             5.00%   11/15/2006 (1)          3,250         3,198
Pennsylvania Higher Educ. Fac. Auth. Rev.
   (Univ. of Pittsburgh Medical Center)                                    5.25%     8/1/2011 (4)         11,195        10,852
Pennsylvania Higher Educ. Fac. Auth. Rev.
   (Univ. of Pittsburgh Medical Center)                                    5.25%     8/1/2012 (4)          2,750         2,635
Pennsylvania Higher Educ. Fac. Auth. Rev.
   (Univ. of Pittsburgh Medical Center)                                    5.25%     8/1/2013 (4)          4,000         3,791
Pennsylvania Housing Finance Agency Single Family Mortgage Rev.            5.40%    10/1/2024              7,250         7,127
Pennsylvania IDA                                                           6.70%     7/1/2000              9,080         9,116
Pennsylvania Intergovernmental Cooperation Auth. Rev.                      5.25%    6/15/2010 (3)         14,000        13,901
Pennsylvania Intergovernmental Cooperation Auth. Rev.                      5.25%    6/15/2011 (3)         10,000         9,859
Pennsylvania Intergovernmental Cooperation Auth. Rev.                      5.25%    6/15/2012 (3)          8,660         8,477

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
Pennsylvania Intergovernmental Cooperation Auth. Rev.                 5.25%    6/15/2013 (3)        $ 5,000     $   4,852
Pennsylvania Intergovernmental Cooperation Auth. Rev.                 5.45%    6/15/2008 (3)         18,095        18,358
Pennsylvania Intergovernmental Cooperation Auth. Rev.                 6.00%    6/15/2002 (3)         18,500        18,910
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.                    5.25%    12/1/2009 (2)          5,000         4,992
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.                    5.25%    12/1/2010 (2)          6,025         5,991
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.                    5.25%    12/1/2011 (2)         11,000        10,859
Philadelphia PA Airport Rev. (Philadelphia Airport Systems)           5.75%    6/15/2011 (3)          4,695         4,812
Philadelphia PA GO                                                    5.00%    3/15/2009 (4)          3,270         3,196
Philadelphia PA GO                                                   5.125%    5/15/2009 (3)          2,000         1,975
Philadelphia PA GO                                                   5.125%    5/15/2010 (3)         11,695        11,492
Philadelphia PA GO                                                   5.125%    5/15/2011 (3)         12,290        11,981
Philadelphia PA GO                                                   5.125%    5/15/2012 (3)          6,975         6,741
Philadelphia PA GO                                                   5.125%    5/15/2013 (3)          5,000         4,791
Philadelphia PA GO                                                    5.25%    3/15/2010 (4)          1,755         1,743
Philadelphia PA GO                                                    5.25%    3/15/2011 (4)          3,610         3,560
Philadelphia PA GO                                                    5.25%    3/15/2012 (4)          3,000         2,938
Philadelphia PA Gas Works Rev.                                        5.25%     7/1/2010 (4)         10,180        10,108
Philadelphia PA Gas Works Rev.                                        5.25%     7/1/2011 (4)          5,000         4,929
Philadelphia PA Gas Works Rev                                         5.50%     7/1/2009 (4)         10,820        10,983
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. VRDO
   (Children's Hosp. Project)                                         5.80%     5/2/2000                600           600
Philadelphia PA Muni. Lease Rev.                                      6.00%    7/15/2003              4,470         4,486
Philadelphia PA Parking Auth.                                         5.25%     9/1/2010 (2)          4,875         4,829
Philadelphia PA School Dist. GO                                       0.00%     7/1/2000 (2)         15,500        15,376
Philadelphia PA School Dist. GO                                       5.25%     4/1/2011 (1)          3,920         3,865
Philadelphia PA School Dist. GO                                       6.25%     9/1/2005 (2)          5,000         5,256
Philadelphia PA School Dist. GO                                       6.25%     9/1/2006 (2)          2,000         2,113
Philadelphia PA School Dist. GO                                       6.25%     9/1/2008 (2)          4,000         4,264
Philadelphia Pa School Dist. Go                                       6.25%     9/1/2009 (2)          2,080         2,224
Philadelphia PA Waste & Waste Water Rev.                              5.50%    6/15/2003 (3)          3,000         3,043
Philadelphia PA Waste & Waste Water Rev.                              6.25%     8/1/2007 (1)          5,000         5,304
Pittsburgh PA GO                                                      5.20%     3/1/2010 (3)         17,000        16,775
Pittsburgh PA Water & Sewer Auth. Rev.                                5.60%     9/1/2005 (3)(Prere.)  6,000         6,144
Sayre PA Health Care Fac. Auth. VRDO (VHA of Pennsylvania,
   Pooled Capital Asset Financial Program)                            5.05%     5/3/2000 (2)          3,300         3,300
Schuylkill PA Redev. Auth.                                            6.95%     6/1/2001 (3)(Prere.)  3,995         4,166
                                                                                                              -----------
                                                                                                                  579,977
                                                                                                              -----------

PUERTO RICO (0.7%)
Puerto Rico Electric Power Auth. Rev.                                 5.00%     7/1/2009 (1)          2,500         2,487
Puerto Rico Electric Power Auth. Rev.                                 5.00%     7/1/2010 (1)          9,645         9,546
Puerto Rico Electric Power Auth. Rev.                                 5.00%     7/1/2011 (1)          5,000         4,907
Puerto Rico Electric Power Auth. Rev.                                 5.00%     7/1/2011 (4)          5,000         4,907
Puerto Rico Electric Power Auth. Rev.                                5.125%     7/1/2013 (4)         11,955        11,703
Puerto Rico Electric Power Auth. Rev.                                 5.25%     7/1/2009 (1)          7,235         7,329
Puerto Rico Muni Finance Agency                                       5.75%     8/1/2012 (4)          2,470         2,578
Puerto Rico Telephone Auth. Rev.                                      5.40%     1/1/2008              9,550         9,842
                                                                                                              -----------
                                                                                                                   53,299
                                                                                                              -----------

RHODE ISLAND (0.4%)
Rhode Island Consolidated Capital Dev. Loan GO                        6.00%     8/1/2005 (1)          3,000         3,131
Rhode Island Consolidated Capital Dev. Loan GO                        6.00%     8/1/2006 (1)          3,000         3,146
Rhode Island Depositors Econ. Protection Corp.                        6.55%     8/1/2010 (1)          8,385         9,166
Rhode Island Depositors Econ. Protection Corp.                        6.55%     8/1/2010 (1)(ETM)    18,465        20,103
                                                                                                              -----------
                                                                                                                   35,546
                                                                                                              -----------

SOUTH CAROLINA (0.3%)
Piedmont SC Muni. Power Agency Rev.                                   5.40%     1/1/2007 (1)          1,800         1,813
Piedmont SC Muni. Power Agency Rev.                                   5.40%     1/1/2007 (1)(ETM)     1,400         1,423
South Carolina Economic Dev. Auth. Palmetto Health Alliance           7.00%   12/15/2010              5,000         5,012
South Carolina Economic Dev. Auth. Palmetto Health Alliance          7.125%   12/15/2015              7,000         6,802
South Carolina Transp. Infrastructure Bank                            5.00%    10/1/2010 (1)          8,000         7,772
                                                                                                              -----------
                                                                                                                   22,822
                                                                                                              -----------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                    COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA (0.1%)
South Dakota Building Auth. Lease Rev.                                5.25%    12/1/2010 (2)        $ 4,800    $    4,742
                                                                                                              -----------

TENNESSEE (0.4%)
Knox County TN Health, Educ., & Housing Board Rev.                    5.40%     4/1/2011              3,465         3,144
Knox County TN Health, Educ., & Housing Board Rev.                    5.50%     4/1/2012              2,660         2,394
Knox County TN Health, Educ., & Housing Board Rev.                    5.50%     4/1/2013              4,495         3,992
Knox County TN Health, Educ., & Housing Board Rev.                   5.625%     4/1/2014              2,000         1,782
Knox County TN Health, Educ., & Housing Board Rev.                    5.75%     4/1/2019             14,000        12,346
Shelby County TN GO                                                  5.625%     4/1/2005 (Prere.)     1,245         1,284
Shelby County TN GO                                                  5.625%     4/1/2012              3,755         3,799
Shelby County TN Health, Educ. & Housing Fac.
   Board Hosp. Rev. (Methodist Health Systems)                        6.25%     8/1/2006              4,915         5,171
                                                                                                              -----------
                                                                                                                   33,912
                                                                                                              -----------

TEXAS (12.0%)
Anderson County TX Rev. (Coffield Prison Farm Project)                5.50%    3/15/2003 (2)(Prere.) 18,290        18,560
Austin TX Combined Util. System Rev.                                  5.20%   11/15/2003 (1)          3,360         3,380
Austin TX Combined Util. System Rev.                                  5.30%    5/15/2004 (1)          5,770         5,821
Austin TX Combined Util. System Rev.                                  5.60%    5/15/2005 (1)(Prere.) 25,000        25,572
Austin TX Combined Util. System Rev.                                  5.75%   11/15/2003 (4)          7,500         7,686
Austin TX Combined Util. System Rev.                                  6.00%   11/15/2006 (1)         27,265        28,538
Austin TX Combined Util. System Rev.                                  7.25%   11/15/2003 (ETM)          395           423
Austin TX Independent School Dist.                                    0.00%     8/1/2007              3,400         2,298
Austin TX Independent School Dist.                                    5.75%     8/1/2006 (Prere.)     3,470         3,595
Austin TX Independent School Dist.                                    5.75%     8/1/2012              1,530         1,555
Birdville TX Independent School Dist.                                 5.75%    2/15/2003              4,095         4,176
Birdville TX Independent School Dist.                                 5.75%    2/15/2003 (ETM)          895           914
Brazos River Auth. TX (Reliant Energy Project)                        5.20%    12/1/2002             23,900        23,536
Carrollton TX Independent School Dist.                                6.00%    2/15/2011              2,760         2,882
Carrollton TX Independent School Dist.                                6.00%    2/15/2013              3,105         3,218
Dallas TX Civic Center Refunding & Improvement                        4.60%    8/15/2009 (1)         12,000        11,132
Dallas TX Civic Center Refunding & Improvement                        4.70%    8/15/2010 (1)         11,000        10,211
Dallas TX Civic Center Refunding & Improvement                        4.80%    8/15/2011 (1)         12,635        11,708
Dallas TX Civic Center Refunding & Improvement                        4.90%    8/15/2012 (1)         13,240        12,287
Dallas Tx Independent School Dist.                                    5.30%    8/15/2005 (Prere.)     3,780         3,827
Dallas TX Independent School Dist.                                    5.30%    8/15/2008              1,220         1,229
Dallas TX Independent School Dist.                                    5.40%    8/15/2005 (Prere.)     7,890         8,024
Dallas TX Independent School Dist.                                    5.40%    8/15/2009              2,550         2,576
Dallas TX Independent School Dist.                                    5.50%    8/15/2005 (Prere.)    18,300        18,694
Dallas TX Independent School Dist.                                    5.50%    8/15/2010              5,910         5,985
Dallas TX Independent School Dist.                                    5.60%    8/15/2003 (Prere.)     2,220         2,264
Dallas TX Independent School Dist.                                    5.60%    8/15/2004              5,780         5,875
Dallas TX Independent School Dist.                                    5.70%    8/15/2003 (Prere.)     2,410         2,465
Dallas TX Independent School Dist.                                    5.70%    8/15/2006              2,340         2,384
Dallas TX Waterworks & Sewer Rev.                                     7.75%     4/1/2003             16,200        17,378
Grapevine-Colleyville TX Independent School Dist.                     8.25%    6/15/2008              3,000         3,576
Gulf Coast TX Waste Disposal Auth. PCR VRDO (Amoco Oil Project)       5.85%     5/2/2000              1,550         1,550
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hosp.)   6.00%     6/1/2008 (1)          6,080         6,320
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hosp.)   6.00%     6/1/2010 (1)          1,500         1,561
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
   (Methodist Hosp. of Houston)                                       5.80%     5/2/2000             15,200        15,200
Harris County TX Health Fac. Dev. Corp. Rev. (Christus Health)        5.25%     7/1/2004              9,000         8,930
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
   (St. Lukes Episcopal Hosp.)                                        6.00%     5/2/2000              9,500         9,500
Harris County TX Toll Road                                            6.30%    8/15/2002 (3)(Prere.)  4,470         4,694
Harris County TX Toll Road                                            6.30%    8/15/2004 (3)            840           879
Houston TX Airport System Rev.                                        6.00%     7/1/2011 (3)          4,200         4,352
Houston TX Airport System Rev.                                        6.00%     7/1/2012 (3)          4,460         4,597
Houston TX GO                                                         4.80%     3/1/2009              5,820         5,541
Houston TX GO                                                         5.00%     3/1/2004              6,265         6,252
Houston TX GO                                                         5.00%     3/1/2011              4,535         4,362

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
Houston TX GO                                                         5.10%     3/1/2006            $12,200     $  12,163
Houston TX GO                                                         5.25%     3/1/2010              9,865         9,782
Houston TX GO                                                         5.25%     3/1/2011              6,000         5,907
Houston TX GO                                                         5.80%     3/1/2002              5,080         5,160
Houston TX GO                                                         7.00%     3/1/2008             48,405        53,233
Houston TX Hotel Occupancy Tax Rev.                                   5.25%     7/1/2007 (4)          6,585         6,569
Houston TX Housing Finance Corp. TOB VRDO                             5.13%     5/4/2000 (4) ++       8,125         8,125
Houston TX Water & Sewer System Rev.                                  0.00%    12/1/2000 (2)          6,130         5,966
Houston TX Water & Sewer System Rev.                                  0.00%    12/1/2010 (2)          5,000         2,793
Houston TX Water & Sewer System Rev.                                 5.375%    12/1/2010 (4)          5,000         5,008
Houston TX Water & Sewer System Rev.                                  5.75%    12/1/2015 (1)          3,315         3,333
Houston TX Water & Sewer System Rev.                                  7.00%    12/1/2001 (2)          3,220         3,326
Houston TX Water & Sewer System Rev.                                  7.00%    12/1/2002 (2)          4,125         4,328
Houston TX Water & Sewer System Rev.                                  7.00%    12/1/2003 (2)          3,100         3,294
Lower Colorado River Auth. TX Rev.                                    5.00%     1/1/2012              2,520         2,452
Lower Colorado River Auth. TX Rev.                                    5.50%    8/15/2010              4,155         4,193
Lower Colorado River Auth. TX Rev.                                    5.75%    5/15/2011 (4)         11,200        11,466
Lower Colorado River Auth. TX Rev.                                    5.75%    5/15/2012 (4)         24,000        24,458
Lower Colorado River Auth. TX Rev.                                   5.875%    5/15/2014             10,000        10,232
Lower Colorado River Auth. TX Rev.                                    6.00%    5/15/2007 (4)         46,565        48,766
Lubbock TX Health Fac. Dev. Corp. Rev. (St. Joseph's Health System)   5.25%     7/1/2009              8,070         7,835
Lubbock TX Health Fac. Dev. Corp. Rev. (St. Joseph's Health System)   5.25%     7/1/2010              9,355         9,012
Lubbock TX Health Fac. Dev. Corp. Rev. (St. Joseph's Health System)   5.25%     7/1/2011              9,875         9,409
Lubbock TX Health Fac. Dev. Corp. Rev. (St. Joseph's Health System)   5.25%     7/1/2012              5,000         4,712
Lubbock TX Health Fac. Dev. Corp. Rev. (St. Joseph's Health System)   5.25%     7/1/2014              5,000         4,618
Matagorda County TX Navigation Dist. Rev. (Reliant Energy Inc.)       5.20%    11/1/2002              4,000         3,941
North Texas Health Fac. Dev.                                          5.75%    2/15/2010 (1)          4,115         4,211
San Antonio TX Electric & Gas Rev.                                    5.25%     2/1/2007 (Prere.)     1,335         1,351
San Antonio TX Electric & Gas Rev.                                    5.25%     2/1/2010             13,775        13,660
San Antonio TX Electric & Gas Rev.                                    5.25%     2/1/2012              7,500         7,332
San Antonio TX Electric & Gas Rev.                                    5.25%     2/1/2013              6,000         5,815
San Antonio TX Electric & Gas Rev.                                    5.50%     2/1/2002 (Prere.)     1,845         1,884
San Antonio TX Electric & Gas Rev.                                    5.50%     2/1/2004              2,700         2,731
San Antonio TX Electric & Gas Rev.                                    5.60%     2/1/2007 (Prere.)       745           769
San Antonio TX Electric & Gas Rev.                                    5.80%     2/1/2006              7,655         7,861
San Antonio TX Electric & Gas Rev.                                    5.80%     2/1/2006 (ETM)          345           357
Tarrant County TX Health Resources                                    5.75%    2/15/2013 (1) **       7,670         7,732
Tarrant County TX Water Control & Improvement Dist.                   4.50%     3/1/2011 (3)          5,000         4,474
Texas GO                                                              0.00%    10/1/2013             20,000         9,344
Texas GO                                                              8.00%    10/1/2007             50,000        58,664
Texas Public Finance Auth. Building Rev.                              6.75%     2/1/2002 (1)          5,000         5,065
Texas Public Finance Auth. Building Rev.                              6.80%     2/1/2003 (1)          5,000         5,084
Texas Public Finance Auth. Rev.                                       5.75%    10/1/2004 (Prere.)    13,625        14,004
Texas Public Finance Auth. Rev. GO                                    4.90%    10/1/2010             32,235        30,887
Texas TRAN                                                            4.50%    8/31/2000            140,000       140,034
Texas Water Finance Assistance GO                                     5.25%     8/1/2010              6,565         6,554
Texas Water Finance Assistance GO                                     5.25%     8/1/2012              3,600         3,533
Tomball TX Hosp. Auth. Rev.                                           5.75%     7/1/2014              8,500         7,540
Tomball TX Hosp. Auth. Rev.                                           6.00%     7/1/2019              3,600         3,152
Univ. of Texas Refunding Finance System Rev.                          7.00%    8/15/2007             14,050        14,700
                                                                                                              -----------
                                                                                                                  952,326
                                                                                                              -----------

UTAH (1.1%)
Intermountain Power Agency UT Power Supply Rev.                       5.25%     7/1/2009             41,240        40,970
Intermountain Power Agency UT Power Supply Rev.                       5.25%     7/1/2012             20,550        20,026
Intermountain Power Agency UT Power Supply Rev.                       6.00%     7/1/2012             17,000        17,249
Jordon UT School Dist.                                                5.75%    6/15/2005              4,235         4,369
Salt Lake County UT Building Auth. Lease Rev.                         5.90%    10/1/2006 (1)          4,000         4,138
                                                                                                              -----------
                                                                                                                   86,752
                                                                                                              -----------

VIRGIN ISLANDS (0.1%)
Virgin Islands Public Finance Auth. Rev.                             6.375%    10/1/2019              5,865         5,867
                                                                                                              -----------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
VIRGINIA (0.7%)
Arlington County VA IDA Resource Recovery Rev.
   (Alexandria/Arlington Waste)                                      5.375%     1/1/2012 (4)       $  3,000    $    2,898
Chesapeake Bay Bridge & Tunnel VA                                     5.40%     7/1/2005 (3)          6,090         6,199
Virginia Beach VA Refunding & Public Improvement                      5.25%     8/1/2009              4,000         4,032
Virginia Beach VA Refunding & Public Improvement                      5.25%     8/1/2010              9,690         9,743
Virginia Beach VA Refunding & Public Improvement                      5.25%     8/1/2011              5,000         4,991
Virginia Beach VA Refunding & Public Improvement                      5.25%     8/1/2012              3,000         2,970
Virginia Beach VA Refunding & Public Improvement                      5.25%     8/1/2013              1,750         1,720
Virginia Housing Dev. Auth.                                           7.10%     1/1/2017              8,000         8,159
Virginia Public School Auth.                                          5.00%     8/1/2011              3,380         3,300
Virginia Public School Auth.                                          5.25%     8/1/2008              2,540         2,569
Virginia Public School Auth.                                          5.40%     6/1/2009              5,750         5,831
                                                                                                              -----------
                                                                                                                   52,412
                                                                                                              -----------

WASHINGTON (2.4%)
King County WA GO                                                     6.00%    12/1/2004              5,000         5,159
King County WA GO                                                     6.10%    12/1/2005              5,000         5,171
King County WA School Dist.                                           5.50%    12/1/2016 (3)          5,635         5,527
Seattle WA GO                                                         5.60%    1/15/2009              5,020         5,100
Seattle WA Power & Light Rev.                                         5.00%     7/1/2011              5,715         5,483
Seattle WA Power & Light Rev.                                         5.10%     5/1/2005             10,575        10,561
Seattle WA Water System Rev.                                          5.00%    12/1/2003              2,000         1,999
Seattle WA Water System Rev.                                          5.10%    12/1/2004              4,000         4,005
Spokane WA Regional Solid Waste Management System                     6.50%     1/1/2008              3,500         3,701
Spokane WA Regional Solid Waste Management System                     6.50%     1/1/2009              3,000         3,198
Tacoma WA Electric System Rev.                                        5.50%     1/1/2012 (2)          5,500         5,503
Tacoma WA Electric System Rev.                                        5.70%     1/1/2003 (2)          5,785         5,883
Tacoma WA Electric System Rev.                                        5.70%     1/1/2003 (2)(ETM)     1,060         1,095
Washington GO                                                         5.00%     1/1/2010              4,705         4,571
Washington GO                                                         5.00%     7/1/2011             12,870        12,368
Washington GO                                                         5.00%     1/1/2013              4,925         4,642
Washington GO                                                         5.50%     7/1/2002              5,000         5,062
Washington GO                                                         5.60%     9/1/2004              5,000         5,108
Washington GO                                                         5.75%     9/1/2008              4,000         4,150
Washington GO                                                         5.75%     5/1/2009              5,000         5,093
Washington GO                                                         6.00%     7/1/2003              5,200         5,352
Washington GO                                                         6.00%     7/1/2004              3,115         3,226
Washington GO                                                         6.10%     6/1/2006              9,495         9,974
Washington GO                                                         6.25%     6/1/2009             11,465        12,302
Washington GO                                                         6.25%     9/1/2009             21,550        21,935
Washington GO                                                         6.25%     2/1/2011              6,680         7,179
Washington Health Care Fac. Auth. (Sisters of Providence)             6.00%    10/1/2002 (2)          5,105         5,220
Washington Health Care Fac. Auth. (Sisters of Providence)             6.00%    10/1/2003 (2)          5,270         5,414
Washington Health Care Fac. Auth. (Sisters of Providence)             6.00%    10/1/2004 (2)          5,515         5,694
Washington Health Care Fac. Auth. (Sisters of Providence)             6.00%    10/1/2005 (2)          4,830         5,006
Washington Health Care Fac. Auth. (Sisters of Providence)             6.00%    10/1/2006 (2)          6,055         6,290
                                                                                                              -----------
                                                                                                                  190,971
                                                                                                              -----------

WEST VIRGINIA (0.1%)
West Virginia Building Comm. Rev.                                     5.25%     7/1/2008 (1)          1,000         1,001
West Virginia School Building Auth. Rev.                              5.30%     7/1/2009 (2)          8,000         8,021
                                                                                                              -----------
                                                                                                                    9,022
                                                                                                              -----------

WISCONSIN (0.4%)
Green Bay WI PCR (Procter & Gamble)                                   5.15%     5/1/2004              9,600         9,542
Wisconsin GO                                                          5.00%     5/1/2008              6,395         6,312
Wisconsin GO                                                          5.20%     5/1/2010              4,150         4,112
Wisconsin GO                                                          7.75%    11/1/2004             10,000        11,060
                                                                                                              -----------
                                                                                                                   31,026
                                                                                                              -----------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------

WYOMING
Platte County WY PCR (Basin Electric Power Corp.)                     4.60%     1/1/2002          $   2,430    $    2,412
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (COST $7,917,124)                                                                                            7,875,622
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.8%)
-------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                              144,272
Liabilities                                                                                                       (78,036)
                                                                                                              -----------
                                                                                                                   66,236
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------------------------------------------------------
Applicable to 623,694,632 outstanding $.001 par value shares
   of beneficial interest (unlimited authorization)                                                            $7,941,858
=========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                          $12.73
=========================================================================================================================

 *See Note A in Notes to Financial Statements.
**Securities with an aggregate value of $10,126,000 have been segregated as initial margin for open futures contracts.
++Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.
For key to abbreviations and other references, see page 67.

-------------------------------------------------------------------------------------------------------------------------
AT APRIL 30, 2000, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------------------------------------
                                                                                                      AMOUNT          PER
                                                                                                       (000)        SHARE
-------------------------------------------------------------------------------------------------------------------------
Paid in Capital--Note E                                                                           $8,021,364       $12.86
Undistributed Net Investment Income                                                                       --           --
Overdistributed Net Realized Gains--Note E                                                           (37,710)        (.06)
Unrealized Depreciation--Note F
  Investment Securities                                                                              (41,502)        (.07)
  Futures Contracts                                                                                     (294)          --
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $7,941,858       $12.73
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                                    COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (100.7%)
-------------------------------------------------------------------------------------------------------------------------
ALABAMA (1.2%)
Birmingham AL GO VRDO                                                 4.95%     5/3/2000 (2) LOC    $ 3,600     $   3,600
Birmingham AL Medical Center (Special Care Medical Center)            7.25%     7/1/2015 (1)          6,715         6,728
Medical Clinic Board of Bessemer AL (Bessemer Carraway Hosp.)         7.25%     4/1/2015 (1)          5,000         5,110
Medical Clinic Board of Montgomery AL (Jackson Hosp.)                 6.00%     3/1/2026 (2)          5,500         5,428
Mobile AL Water & Sewer Comm.                                         5.50%     1/1/2010 (3)          4,000         4,042
                                                                                                              -----------
                                                                                                                   24,908
                                                                                                              -----------

ALASKA (0.4%)
Anchorage AK Electric Rev.                                            8.00%    12/1/2009 (1)          2,565         3,059
Anchorage AK Electric Rev.                                            8.00%    12/1/2010 (1)          2,960         3,561
North Slope Borough AK Capital Appreciation                           0.00%    6/30/2010 (1)          4,000         2,265
                                                                                                              -----------
                                                                                                                    8,885
                                                                                                              -----------

ARIZONA (0.5%)
Maricopa County AZ (Samaritan Health Service)                         7.00%    12/1/2016 (1)          8,650         9,778
Scottsdale AZ IDA Hosp. Rev. VRDO
   (Scottsdale Memorial Health Systems)                               5.00%     5/3/2000 (2)            505           505
                                                                                                              -----------
                                                                                                                   10,283
                                                                                                              -----------

ARKANSAS (0.4%)
North Little Rock AR Electric System Rev.                             6.50%     7/1/2010 (1)          3,500         3,830
North Little Rock AR Electric System Rev.                             6.50%     7/1/2015 (1)          4,500         4,978
                                                                                                              -----------
                                                                                                                    8,808
                                                                                                              -----------

CALIFORNIA (7.1%)
Alameda Corridor CA Trans. Auth. Rev.                                 0.00%    10/1/2030 (1)         10,000         1,598
California Health Fac. Finance Auth. (Adventist Health Sytem)         6.75%     3/1/2011 (1)         12,000        12,445
California Health Fac. Finance Auth. (Pomona Valley Hosp.)            5.75%     7/1/2015              8,205         8,303
California Housing Finance Agency Multifamily Housing Rev.           8.625%     8/1/2015 (1)          2,165         2,177
MSR California Public Power Agency (San Juan Project)                6.125%     7/1/2013 (2)          9,000         9,836
MSR California Public Power Agency (San Juan Project)                 6.75%     7/1/2020 (1)         13,000        14,379
Modesto CA Irrigation Dist. COP                                       4.75%     7/1/2026 (2)          6,300         5,245
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)     6.50%    10/1/2022 (2)         20,225        21,881
Sacramento CA Muni. Util. Dist.                                       5.75%    8/15/2013 (1)         12,360        12,472
Sacramento CA Muni. Util. Dist.                                       6.50%     9/1/2013 (1)          8,895        10,061
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.           0.00%    1/15/2026 (1)         39,355         8,373
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.           0.00%    1/15/2032 (1)         25,000         3,673
San Jose CA Redev. Agency (Merged Area Redev. Project)                4.75%     8/1/2029 (2)         11,600         9,570
Santa Clara CA Redev. Agency (Bayshore North Project)                 7.00%     7/1/2010 (2)          2,000         2,265
Santa Rosa CA Waste Water Rev.                                        6.00%     9/1/2015 (3)          5,000         5,337
South County CA Regional Waste Water Auth. (Gilroy)                   5.50%     8/1/2022 (3)          8,000         8,166
South County CA Regional Waste Water Auth. (Morgan Hill)              5.50%     8/1/2022 (3)          7,000         6,730
Southern California Public Power Auth. (Palo Verde)                   5.00%     7/1/2015 (2)          2,605         2,444
Ukiah CA Electric Rev.                                                6.25%     6/1/2018 (1)          6,330         6,908
                                                                                                              -----------
                                                                                                                  151,863
                                                                                                              -----------

COLORADO (4.3%)
Colorado Health Fac. Auth. (Sisters of Charity Health System Inc.)    6.00%    5/15/2001 (1)          4,525         4,594
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2004 (1)         13,750        10,933
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2005 (1)         17,200        12,940
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2007 (1)         12,250         8,225
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2008 (1)         14,355         9,070
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2009 (1)         16,500         9,867
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2015 (1)          5,795         2,368
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2019 (1)         33,000        10,303
Northern Colorado Water Conservation Dist. Rev.                       6.50%    12/1/2012 (2)         20,575        22,128
                                                                                                              -----------
                                                                                                                   90,428
                                                                                                              -----------

DELAWARE (0.7%)
Delaware Econ. Dev. Auth. (Delmarva Power & Light)                    7.30%     9/1/2015 (3)          1,160         1,192
Delaware Health Fac. Auth. (Delaware Medical Center)                  7.00%    10/1/2015 (1)          6,000         6,461
Dover DE Electric Rev.                                                5.75%     7/1/2015 (3)          5,225         5,261
Dover DE Electric Rev.                                                6.10%     7/1/2011 (3)          2,000         2,055
                                                                                                              -----------
                                                                                                                   14,969
                                                                                                              -----------

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
FLORIDA (7.9%)
Broward County FL Airport System Rev.                                 5.25%    10/1/2010 (1)       $ 11,365    $   11,177
Broward County FL Airport System Rev.                                 5.25%    10/1/2011 (1)         10,000         9,757
Coral Springs FL Improvement Dist. Water & Sewer GO                   6.00%     6/1/2010 (1)          3,000         3,128
Davie FL Water & Sewer Rev.                                          6.375%    10/1/2012 (2)          2,620         2,880
Hillsborough County FL School Board COP                               5.50%     7/1/2018 (1)         14,945        14,724
Martin County FL PCR VRDO (FL Power & Light Co. Project)              5.80%     5/2/2000              7,000         7,000
Orange & Orlando County FL Expressway Auth.                           8.25%     7/1/2013 (3)          9,695        12,301
Orange & Orlando County FL Expressway Auth.                           8.25%     7/1/2015 (3)          8,360        10,742
Orange & Orlando County FL Expressway Auth.                           8.25%     7/1/2016 (3) **      12,295        15,862
Orange County FL Health Fac. Auth. (Adventist for Sunbelt Group)      6.25%   11/15/2010 (2)          4,000         4,191
Palm Beach County FL Criminal Justice Fac. Rev.                       7.20%     6/1/2014 (3)         16,300        19,161
Palm Beach County FL Criminal Justice Fac. Rev.                       7.20%     6/1/2015 (3)          4,000         4,716
Sarasota County FL Public Hosp. Rev. (Sarasota Memorial Hosp.)        5.75%    10/1/2017 (1)         14,500        14,510
Seacoast FL Util. Auth. Water & Sewer Rev.                            5.50%     3/1/2019 (3)          2,000         1,974
St. Lucie County FL Util. System Rev.                                 6.00%    10/1/2020 (3)(ETM)     2,350         2,409
Tampa FL Util. Rev.                                                   6.75%    10/1/2010 (2)          9,330        10,482
Tampa FL Util. Rev.                                                   6.75%    10/1/2011 (2)          9,965        11,292
Tampa FL Util. Rev.                                                   6.75%    10/1/2012 (2)         10,635        12,077
                                                                                                              -----------
                                                                                                                  168,383
                                                                                                              -----------

GEORGIA (5.4%)
Atlanta GA Water & Wastewater Rev                                     5.00%    11/1/2029 (3)          9,000         7,707
Atlanta GA Water & Wastewater Rev.                                    5.50%    11/1/2015 (3)          8,500         8,526
Atlanta GA Water & Wastewater Rev.                                    5.50%    11/1/2016 (3)          7,000         6,992
Atlanta GA Water & Wastewater Rev.                                    5.50%    11/1/2017 (3)          8,000         7,956
Atlanta GA Water & Wastewater Rev.                                    5.50%    11/1/2018 (3)         15,360        15,202
Atlanta GA Water & Wastewater Rev.                                    5.50%    11/1/2019 (3)          9,040         8,902
Burke County GA Dev. Auth. PCR VRDO
   (Georgia Power Co. Plant Vogtle Project)                           6.05%     5/2/2000              7,700         7,700
Burke County GA Dev. Auth. PCR VRDO (Oglethorpe Power Corp.)          5.05%     5/3/2000 (3)            765           765
George L. Smith Georgia World Congress Center Auth. Rev.
   (Domed Stadium Project)                                            5.50%     7/1/2020 (1)         24,740        23,329
George L. Smith Georgia World Congress Center Auth. Rev.
   (Domed Stadium Project)                                            5.70%     7/1/2013 (1)          5,000         5,024
George L. Smith Georgia World Congress Center Auth. Rev.
   (Domed Stadium Project)                                            5.75%     7/1/2014 (1)          5,000         5,016
George L. Smith Georgia World Congress Center Auth. Rev.
   (Domed Stadium Project)                                            5.75%     7/1/2015 (1)          3,680         3,669
Henry County GA School Dist. GO                                       6.45%     8/1/2011 (1)          4,000         4,331
Private Colleges & Univ. Auth. of Georgia (Mercer Univ. Project)      6.50%    11/1/2015 (1)          5,000         5,496
Rockdale County GA Water & Sewer Auth. Rev.                          5.375%     7/1/2029 (1)          5,000         4,623
                                                                                                              -----------
                                                                                                                  115,238
                                                                                                              -----------

HAWAII (1.5%)
Hawaii Airport System Rev.                                            6.35%     7/1/2007 (1)          8,000         8,391
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)           5.65%    10/1/2027 (1)          9,750         9,154
Hawaii Highway Rev.                                                   5.25%     7/1/2011              1,150         1,120
Honolulu HI City & County GO                                          8.00%    10/1/2010              8,695        10,456
Honolulu HI City & County GO                                          8.00%    10/1/2010 (ETM)        2,305         2,813
                                                                                                              -----------
                                                                                                                   31,934
                                                                                                              -----------

ILLINOIS (6.7%)
Chicago IL Board of Educ. GO                                          6.25%     1/1/2011 (1)          7,000         7,542
Chicago IL GO                                                         6.75%     1/1/2035 (3)         40,000        43,123
Chicago IL GO (Emergency Telephone System)                            5.50%     1/1/2019 (3)         10,000         9,704
Chicago IL Public Building Comm.                                      7.00%     1/1/2020 (1)(ETM)    21,500        24,570
Cook County IL GO                                                     7.25%    11/1/2007 (1)          6,000         6,730
Illinois Dev. Finance Auth. PCR (Illinois Power Co. Project)          7.40%    12/1/2024 (1)         14,000        15,272
Illinois Health Fac. Auth. Rev. (Centegra Health System)              5.25%     9/1/2024 (2)          7,500         6,610
Illinois Regional Transit Auth. GO (Cook, DuPage, and Kane Counties)  7.20%    11/1/2020 (2)         24,000        28,080
Illinois Toll Highway Auth. Rev. VRDO                                 5.00%     5/3/2000 (1) LOC      1,500         1,500
                                                                                                              -----------
                                                                                                                  143,131
                                                                                                              -----------

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                                    COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
INDIANA (0.7%)
Indiana Muni. Power Agency Rev.                                      6.125%     1/1/2013 (1)(ETM)   $13,250     $  14,046
                                                                                                              -----------

KANSAS (0.9%)
Kansas Dev. Finance Auth. Rev. (Sisters of Charity)                   5.00%    12/1/2025 (1)         10,000         8,549
Kansas Health System Dev. Auth. (St. Luke Mission)                   5.375%   11/15/2016 (1)          9,300         8,807
Kansas Health System Dev. Auth. (St. Luke Mission)                   5.375%   11/15/2021 (1)          2,500         2,318
                                                                                                              -----------
                                                                                                                   19,674
                                                                                                              -----------

KENTUCKY (1.4%)
Jefferson County KY Health System Rev. (Jewish Hosp.)                 5.75%     1/1/2026 (2)          3,000         2,914
Kentucky Dev. Finance Auth. Hosp. Fac. Rev.
   (St. Elizabeth's Medical Center)                                   6.00%    11/1/2010 (3)         23,885        24,234
Kentucky Educ. Dev. Auth. Medical Center Rev. (Ashland Hosp.)         5.00%     2/1/2018 (4)          2,000         1,789
Kentucky Educ. Dev. Auth. Medical Center Rev. (Ashland Hosp.)         5.00%     2/1/2028 (4)          2,250         1,920
                                                                                                              -----------
                                                                                                                   30,857
                                                                                                              -----------

LOUISIANA (2.2%)
Jefferson Parish LA Sales Tax Rev.                                    5.00%    12/1/2022 (4)          7,500         6,528
Jefferson Parish LA Sales Tax Rev.                                    6.75%    12/1/2006 (3)          5,865         6,108
New Orleans LA GO                                                     0.00%     9/1/2010 (2)          8,500         4,826
New Orleans LA GO                                                     0.00%     9/1/2011 (2)         10,475         5,593
New Orleans LA GO                                                     0.00%     9/1/2013 (2)          9,000         4,235
New Orleans LA GO                                                     6.00%     9/1/2001 (2)(Prere.)  7,750         7,890
New Orleans LA GO                                                     6.00%     9/1/2021 (2)          5,000         5,003
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)            5.70%    5/15/2016 (4)          4,900         4,869
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)            5.75%    5/15/2021 (4)          2,950         2,880
                                                                                                              -----------
                                                                                                                   47,932
                                                                                                              -----------

MARYLAND (3.3%)
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)      5.25%    8/15/2038 (4)         62,055        55,607
Maryland Health & Higher Educ. Fac. Auth. Rev.
   (Univ. of Maryland Medical System)                                 7.00%     7/1/2022 (3)         12,025        13,746
                                                                                                              -----------
                                                                                                                   69,353
                                                                                                              -----------

MASSACHUSETTS (3.0%)
Boston MA GO                                                          6.50%     7/1/2002 (2)(Prere.)  4,750         5,000
Massachusetts College Building Auth. Rev.                             0.00%     5/1/2017 (1)          7,460         2,770
Massachusetts Consolidated Loan GO                                    7.00%     7/1/2009 (3)         22,250        24,810
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston College)         6.75%     7/1/2001 (3)(Prere.)  6,385         6,672
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston College)         6.75%     7/1/2011 (3)            210           218
Massachusetts Health & Educ. Fac. Auth. Rev. (Falmouth Hosp.)         5.50%     7/1/2008 (1)          1,425         1,434
Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic)           7.85%     7/1/2003 (1)          3,000         3,233
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Massachusetts General Hosp.)                                      6.25%     7/1/2012 (2)         19,150        20,658
                                                                                                              -----------
                                                                                                                   64,795
                                                                                                              -----------

MICHIGAN (3.1%)
Detroit MI Sewer System Rev.                                          5.00%     7/1/2027              5,500         4,744
Detroit MI Sewer System Rev.                                          5.45%     7/1/2007 (3)          6,850         6,988
Michigan Hosp. Finance Auth. Rev. (Mercy Health)                     5.375%    8/15/2026 (2)          5,000         4,504
Michigan Strategic Fund (Detroit Edison)                              7.00%    7/15/2008 (1)         18,375        20,470
Monroe County MI Econ. Dev. Corp. (Detroit Edison)                    6.95%     9/1/2022 (3)         25,000        28,477
                                                                                                              -----------
                                                                                                                   65,183
                                                                                                              -----------

MINNESOTA (1.3%)
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)      5.75%     5/1/2026 (4) +       28,690        27,715
                                                                                                              -----------


MISSOURI (0.3%)
Missouri Health & Educ. Fac. Auth. (Lester Cox Medical Center)        5.25%     6/1/2015 (1)          5,000         4,803
Missouri Health & Educ. Fac. Auth. VRDO (Washington Univ.)            5.80%     5/2/2000              2,400         2,400
                                                                                                              -----------
                                                                                                                    7,203
                                                                                                              -----------

MONTANA (0.2%)
Montana Health Fac. Auth. Rev. (Providence Services)                 5.375%    12/1/2025              3,750         3,464
                                                                                                              -----------

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
NEBRASKA (3.9%)
Nebraska Public Power Dist. Rev.                                      0.00%     1/1/2006 (1)        $24,465     $  18,011
Nebraska Public Power Dist. Rev.                                      0.00%     1/1/2007 (1)         24,485        17,034
Nebraska Public Power Dist. Rev.                                      0.00%     1/1/2008 (1)         15,000         9,825
Nebraska Public Power Dist. Rev.                                      5.00%     1/1/2028 (1)         34,000        29,109
Nebraska Public Power Dist. Rev.                                      5.25%     1/1/2011 (1)         10,000         9,871
                                                                                                              -----------
                                                                                                                   83,850
                                                                                                              -----------

NEVADA (0.2%)
Clark County NV GO                                                    6.50%     6/1/2017 (2)          5,000         5,502
                                                                                                              -----------

NEW JERSEY (5.7%)
Atlantic County NJ Public Fac. COP                                    7.40%     3/1/2012 (3)          4,335         5,099
Hoboken-Union City-Weehawken NJ Sewerage Auth.                        6.25%     8/1/2014 (1)         10,185        11,101
Hoboken-Union City-Weehawken NJ Sewerage Auth.                        6.25%     8/1/2015 (1)         10,820        11,778
New Jersey Econ. Dev. Transp. Project
   (NJ Transit Corp. Light Rail Transit System Project)              5.875%     5/1/2015 (4)         10,000        10,249
New Jersey Health Care Fac. Finance Auth. Rev.
   (Saint Barnabas Health Care)                                       5.25%     7/1/2015 (1)          6,000         5,699
New Jersey Health Care Fac. Finance Auth. Rev.
   (Saint Clares Riverside Medical Center)                            5.75%     7/1/2014 (1)          3,000         3,023
New Jersey Health Care Fac. Finance Auth. Rev. (Virtua Health)        5.25%     7/1/2014 (4)         14,985        14,376
New Jersey Sports & Exposition Auth. Rev.                             6.50%     3/1/2013 (1)         18,795        20,470
New Jersey Turnpike Auth. Rev.                                        6.50%     1/1/2013 (1)         30,000        33,173
New Jersey Turnpike Auth. Rev.                                        6.50%     1/1/2016 (1)          5,000         5,498
                                                                                                              -----------
                                                                                                                  120,466
                                                                                                              -----------

NEW MEXICO (0.6%)
Albuquerque NM Hosp. System (Presbyterian Health)                    6.375%     8/1/2007 (1)          4,000         4,189
Farmington NM Util. System Rev.                                       5.75%    5/15/2013 (3)          1,770         1,785
Farmington NM Util. System Rev.                                       5.75%    5/15/2013 (3)(ETM)     1,230         1,248
Univ. of New Mexico Rev.                                             5.375%     6/1/2026 (1)          5,000         4,615
                                                                                                              -----------
                                                                                                                   11,837
                                                                                                              -----------

NEW YORK (6.1%)
Long Island NY Power Auth. Electric System General Rev.               0.00%     6/1/2009 (4) +        7,200         4,408
Long Island NY Power Auth. Electric System General Rev.               0.00%     6/1/2013 (4) +       25,030        11,977
Metro. NY Transp. Auth Rev. Commuter Fac.                             4.75%     7/1/2026 (3)         12,680        10,484
Metro. NY Transp. Auth Rev. Dedicated Petroleum Tax                   4.75%     4/1/2028 (3)         12,080         9,958
Metro. NY Transp. Auth Rev. Dedicated Petroleum Tax                   6.00%     4/1/2020 (1)         18,000        18,703
New York City NY GO VRDO                                              5.00%     5/3/2000 LOC            500           500
New York City NY Muni. Water Finance Auth.
   Water & Sewer System Rev.                                          7.00%    6/15/2001 (2)(Prere.)    335           347
New York City NY Muni. Water Finance Auth.
   Water & Sewer System Rev.                                          7.00%    6/15/2009 (2)          1,510         1,563
New York State Dormitory Auth. Rev. (St. John's Univ.)                5.25%     7/1/2025 (1)          6,000         5,426
New York State Housing Finance Agency Auth. Rev.
   (Nursing Home & Health Care)                                       4.70%    11/1/2008 (1)          7,040         6,653
New York State Housing Finance Agency Auth. Rev.
   (Nursing Home & Health Care)                                       4.80%    11/1/2009 (1)         13,595        12,861
New York State Housing Finance Agency Auth. Rev.
   (Nursing Home & Health Care)                                       4.90%    11/1/2010 (1)          4,515         4,288
New York State Medical Care Fac. Finance Agency
   (Mental Health Services)                                           6.00%    8/15/2015 (1)            195           200
Port Auth. of New York & New Jersey Special Obligation Rev.
   (JFK International Airport)                                        5.75%    12/1/2022 (1)          7,955         7,739
Suffolk County NY Water Auth.                                         5.75%     6/1/2013 (2)          7,345         7,414
Triborough Bridge & Tunnel Auth. Rev. NY                              4.75%     1/1/2024 (1)         12,500        10,413
Triborough Bridge & Tunnel Auth. Rev. NY                              6.00%     1/1/2014              4,500         4,560
Triborough Bridge & Tunnel Auth. Rev. NY                              6.00%     1/1/2015 (2)            260           264
Triborough Bridge & Tunnel Auth. Rev. NY (General Purpose Rev.)       5.25%     1/1/2028             12,325        11,022
                                                                                                              -----------
                                                                                                                  128,780
                                                                                                              -----------

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

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                                    COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA (1.5%)
New Hanover County NC Hosp. Rev.
   (New Haven Regional Medical Center Project)                        5.00%    10/1/2028 (1)        $11,200    $    9,563
North Carolina Medical Care Rev. (St. Joseph's Health System)        5.125%    10/1/2028 (1)         10,000         8,656
North Carolina Medical Care Rev. (Wake County Hosp.)                  5.25%    10/1/2017 (1)         14,250        13,308
                                                                                                              -----------
                                                                                                                   31,527
                                                                                                              -----------

NORTH DAKOTA (0.4%)
Mercer County ND PCR (Basin Electric Power)                           6.05%     1/1/2019 (2)          9,500         9,634
                                                                                                              -----------

OHIO (3.5%)
Clermont County OH Hosp. Rev. VRDO (Mercy Health Systems)             5.05%     5/3/2000              3,680         3,680
Cleveland OH School Dist. GO                                         5.875%    12/1/2011 (3)          4,720         4,835
Cleveland OH Water Works Rev.                                         6.25%     1/1/2002 (2)(Prere.)  2,405         2,504
Cleveland OH Water Works Rev.                                         6.25%     1/1/2015 (2)             95            98
Cuyahoga County OH Hosp. Refunding & Improvement (Univ. Hosp.)       5.625%    1/15/2021 (1)         11,480        11,012
Franklin County OH Convention Center Rev.                             0.00%    12/1/2006 (1)          4,355         3,075
Greater Cleveland OH Regional Transp. Auth. GO                        5.65%    12/1/2006 (3)(Prere.)  5,000         5,199
Hamilton County OH Hosp. Fac. Rev. VRDO
   (Health Alliance of Greater Cincinnati)                            5.00%     5/3/2000 (1)          7,000         7,000
Hamilton County OH Sales Tax Rev.
   (Hamilton County Football Project)                                 5.00%    12/1/2027 (1)         10,000         8,648
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Project)                 7.10%     6/1/2018 (3)          6,500         6,645
Ohio GO                                                              7.625%     8/1/2009              4,345         5,106
Ohio State Univ. VRDO                                                 4.95%     5/3/2000                400           400
Ohio Water Dev. Auth. Pollution Control Fac. Rev.                    5.125%     6/1/2019 (1)         18,000        16,565
                                                                                                              -----------
                                                                                                                   74,767
                                                                                                              -----------

OREGON (1.6%)
Oregon Health, Housing, Educ. & Culture Fac.
   (Lewis & Clark College)                                            6.00%    10/1/2013 (1)          2,250         2,325
Oregon State Dept. of Administrative Services COP                     6.00%     5/1/2013 (2)          6,190         6,490
Oregon State Dept. of Administrative Services COP                     6.00%     5/1/2014 (2)          6,565         6,850
Oregon State Dept. of Administrative Services COP                     6.00%     5/1/2016 (2)          3,175         3,281
Portland OR Sewer System Rev.                                         5.50%     6/1/2017 (1)         14,250        14,017
                                                                                                              -----------
                                                                                                                   32,963
                                                                                                              -----------

PENNSYLVANIA (8.7%)
Armstrong County PA Hosp. Auth. Rev.                                  6.25%     6/1/2013 (2)         18,400        18,993
Dauphin County PA General Auth. Health System Rev.
   (Pinnacle Health)                                                  5.50%    8/15/2028 (1)          9,415         8,914
Delaware Valley PA Regional Finance Auth. Local Govt. Rev.            5.50%     8/1/2028 (2)         39,750        37,845
Geisinger Health System Auth. of Pennsylvania VRDO
   (Penn State Geisinger Health System)                               5.80%     5/2/2000             16,015        16,015
Pennsylvania Convention Center Auth. Rev.                             6.00%     9/1/2019 (3)(ETM)    10,000        10,312
Pennsylvania Convention Center Auth. Rev.                             6.70%     9/1/2016 (3)(ETM)     9,970        11,140
Pennsylvania Higher Educ. Fac. Health Services Rev.
   (Allegheny/Delaware Valley Obligated Group)                       5.875%   11/15/2016 (1)         20,000        19,967
Pennsylvania Turnpike Comm. Rev.                                      6.00%     6/1/2015 (1)          1,000         1,021
Philadelphia PA Gas Works Rev.                                        6.00%    5/15/2000 (2)(Prere.)  3,000         3,062
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. VRDO
   (Children's Hosp. Project)                                         5.80%     5/2/2000             13,700        13,700
Philadelphia PA Water & Waste Water Rev.                              7.00%    6/15/2010 (3)         15,000        16,853
Philadelphia PA Water & Waste Water Rev.                              7.00%    6/15/2011 (3)         16,500        18,760
Pittsburgh PA Water & Sewer System Rev.                               7.25%     9/1/2014 (3)(ETM)     5,000         5,652
Sharon PA Regional Health System Auth. Rev.
   (Mercer County PA Health System Rev.)                              5.00%    12/1/2028 (1)          2,920         2,440
                                                                                                              -----------
                                                                                                                  184,674
                                                                                                              -----------
PUERTO RICO (0.3%)
Puerto Rico Govt. Dev. Bank VRDO                                      4.75%     5/3/2000 (1)          5,500         5,500
                                                                                                              -----------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND (0.2%)
Rhode Island Public Building Auth.                                    6.00%     2/1/2011 (2)        $ 3,805    $    3,851
                                                                                                              -----------

SOUTH CAROLINA (0.6%)
Public Service Auth. Rev. of South Carolina                           6.25%     1/1/2022 (2)         13,000        13,325
                                                                                                              -----------

SOUTH DAKOTA (0.5%)
South Dakota Health & Educ. Fac. Auth. Rev. (McKennan Hosp.)         7.625%     1/1/2008 (1)(Prere.) 10,065        11,466
                                                                                                              -----------


TENNESSEE (2.9%)
Jackson TN Hosp. Rev. (Madison County General Hosp.)                  5.00%     4/1/2028 (2)         13,750        11,594
Johnson City TN Health & Educ. Rev. (Johnson City Medical Center)    5.125%     7/1/2025 (1)(ETM)    15,000        13,518
Johnson City TN Health & Educ. Rev. (Johnson City Medical Center)     5.25%     7/1/2028 (1)         12,650        11,502
Metro. Govt. Nashville & Davidson County TN
   Water and Sewer Rev.                                               4.75%     1/1/2022 (3)         16,405        13,777
Nashville & Davidson County TN Health & Educ. Fac.
   (Meharry Medical College)                                          6.00%    12/1/2012 (2)          3,405         3,580
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)      5.50%     8/1/2012 (1)          2,500         2,493
Tennessee Housing Dev. Agency                                        7.125%     7/1/2017 (1)          2,640         2,702
Tennessee School Board Auth. Higher Educ. Fac.                        5.50%     5/1/2022 (4)          2,750         2,632
                                                                                                              -----------
                                                                                                                   61,798
                                                                                                              -----------

TEXAS (8.6%)
Austin TX Combined Util. System Rev.                                  5.75%   11/15/2016 (2)         10,000        10,014
Corpus Christi TX Util. System Rev.                                   7.00%    7/15/2010 (3)          7,500         7,690
Gulf Coast TX Waste Disposal Auth. PCR VRDO (Amoco Oil Project)       5.85%     5/2/2000              5,400         5,400
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
   (Methodist Hosp. of Houston)                                       5.80%     5/2/2000              2,400         2,400
Houston TX Water & Sewer System Rev.                                  0.00%    12/1/2019 (4)         62,100        19,062
Houston TX Water & Sewer System Rev.                                  0.00%    12/1/2021 (4)         40,000        10,748
Houston TX Water & Sewer System Rev.                                  0.00%    12/1/2025 (4)         33,525         6,957
Houston TX Water & Sewer System Rev.                                  0.00%    12/1/2027 (4)         28,000         5,126
Houston TX Water & Sewer System Rev.                                  0.00%    12/1/2028 (4)         39,250         6,738
Houston TX Water Conveyance System                                    6.25%   12/15/2012 (2)          8,340         8,911
Houston TX Water Conveyance System                                    6.80%   12/15/2010 (2)          5,490         6,084
Houston TX Water Conveyance System                                    6.80%   12/15/2011 (2)          8,910         9,940
Lower Colorado River Auth. TX Rev.                                   5.625%     1/1/2015 (4)(Prere.)  3,055         3,099
Lower Colorado River Auth. TX Rev.                                    5.75%    5/15/2012 (4)          7,500         7,643
Lower Colorado River Auth. TX Rev.                                    6.00%    5/15/2013 (4)         12,500        12,987
Northeast Texas Hosp. Auth. (Northeast Medical Center)               5.625%    5/15/2017 (4)          7,425         7,230
Northeast Texas Hosp. Auth. (Northeast Medical Center)               5.625%    5/15/2022 (4)          7,110         6,761
Northeast Texas Hosp. Auth. (Northeast Medical Center)                6.00%    5/15/2009 (4)          3,945         4,113
Northeast Texas Hosp. Auth. (Northeast Medical Center)                6.00%    5/15/2010 (4)          2,000         2,081
San Antonio TX Electric & Gas System Rev.                             0.00%     2/1/2007 (3)         15,000        10,450
Texas TRAN                                                            4.50%    8/31/2000             25,000        25,006
Texas Turnpike Auth. Dallas Northway Rev.
   (President George Bush Turnpike)                                   0.00%     1/1/2010 (2)          6,000         3,506
                                                                                                              -----------
                                                                                                                  181,946
                                                                                                              -----------

VIRGINIA (0.1%)
Henry County VA Public Service Auth.                                  6.25%   11/15/2019 (3)          1,500         1,519
                                                                                                              -----------


WASHINGTON (1.4%)
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)       0.00%     6/1/2009 (1)         10,950         6,633
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)       0.00%     6/1/2015 (1)         12,585         5,241
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)       0.00%     6/1/2017 (1)         11,000         4,005
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)       0.00%     6/1/2025 (1)         11,000         2,371
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)       0.00%     6/1/2026 (1)         10,000         2,028
Snohomish County WA Mukilteo School Dist.                             5.65%    12/1/2010 (3)          3,950         4,058
Snohomish County WA Mukilteo School Dist.                             5.70%    12/1/2011 (3)          5,000         5,179
                                                                                                              -----------
                                                                                                                   29,515
                                                                                                              -----------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                                    COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA (1.2%)
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)    5.75%     9/1/2013 (1)        $ 8,000    $    8,118
West Virginia State Building Comm. Rev. (Jail & Correctional Fac.)    7.00%     7/1/2011 (1)          7,325         8,383
West Virginia State Building Comm. Rev. (Jail & Correctional Fac.)    7.00%     7/1/2012 (1)          7,840         9,015
                                                                                                              -----------
                                                                                                                   25,516
                                                                                                              -----------

WISCONSIN (0.2%)
Wisconsin Health & Educ. Fac. Auth. Rev.
   (St. Luke's Medical Center)                                        7.10%    8/15/2001 (1)          4,000         4,199
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (COST $2,093,555)                                                                                            2,141,687
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.7%)
-------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                               36,181
Liabilities                                                                                                       (51,817)
                                                                                                              -----------
                                                                                                                  (15,636)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------------------------------------------------------
Applicable to 180,630,779 outstanding $.001 par value shares
   of beneficial interest (unlimited authorization)                                                            $2,126,051
=========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                          $11.77
=========================================================================================================================

 *See Note A in Notes to Financial Statements.
**Securities with a value of $6,450,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 67.

-------------------------------------------------------------------------------------------------------------------------
AT APRIL 30, 2000, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------------------------------------
                                                                                                      AMOUNT          PER
                                                                                                       (000)        SHARE
-------------------------------------------------------------------------------------------------------------------------
Paid in Capital                                                                                   $2,098,613       $11.62
Undistributed Net Investment Income                                                                       --           --
Overdistributed Net Realized Gains                                                                   (20,581)        (.11)
Unrealized Appreciation (Depreciation)--Note F
  Investment Securities                                                                               48,132          .26
  Futures Contracts                                                                                     (113)          --
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $2,126,051       $11.77
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
LONG-TERM TAX-EXEMPT FUND                                            COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.2%)
-------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.4%)
Birmingham AL Airport Auth.                                          5.375%     7/1/2020 (2)        $ 6,585    $    6,042
                                                                                                              -----------

ALASKA (0.8%)
Valdez AK Marine Terminal Rev. VRDO (Exxon Pipeline Co. Project)      5.85%     5/2/2000              1,400         1,400
Valdez AK Marine Terminal Rev. VRDO (Exxon Pipeline Co. Project)      6.05%     5/2/2000             10,000        10,000
                                                                                                              -----------
                                                                                                                   11,400
                                                                                                              -----------

ARIZONA (0.6%)
Scottsdale AZ IDA (Memorial Hosp.)                                   6.00%      9/1/2012 (2)          4,000         4,162
Scottsdale AZ IDA (Memorial Hosp.)                                   6.125%     9/1/2017 (2)          4,700         4,829
                                                                                                              -----------
                                                                                                                    8,991
                                                                                                              -----------

CALIFORNIA (8.9%)
Anaheim CA Public Finance Auth.                                       6.00%     9/1/2013 (4)          7,000         7,540
Anaheim CA Public Finance Auth.                                       6.00%     9/1/2014 (4)          2,500         2,684
California Dept. of Veteran Affairs                                   5.45%    12/1/2019 (2)          7,375         7,138
California GO                                                         4.75%    12/1/2028             10,000         8,219
California GO                                                         6.25%     9/1/2012              5,000         5,512
California Health Fac. (Cedars-Sinai Medical Center)                  6.25%    12/1/2034              5,000         4,939
California Public Works Board Lease Rev.
   (Community College Project)                                       5.625%     3/1/2016 (2)         11,370        11,451
California Statewide Community Dev. Auth.
   (Catholic Healthcare West)                                         6.50%     7/1/2020             12,000        11,813
California Statewide Community Dev. Auth. PUT
   (Irvine Apartments)                                                5.10%    5/17/2010             10,000         9,450
Fresno CA Sewer Rev.                                                  6.25%     9/1/2010 (2)          6,395         7,012
Los Angeles County CA Public Works Rev.                               5.50%    10/1/2011              5,000         5,129
Los Angeles County CA Public Works Rev.                               5.50%    10/1/2012              6,750         6,879
San Bernardino CA Medical Center COP                                  5.50%     8/1/2024 (1)         11,295        10,673
San Bernardino County CA COP (Capital Fac. Project)                  6.875%     8/1/2024 (ETM)       18,000        20,475
San Diego CA Unified School Dist. GO                                  0.00%     7/1/2012 (3)          5,420         2,800
San Diego CA Unified School Dist. GO                                  0.00%     7/1/2013 (3)          7,160         3,463
San Jose CA Redev. Agency (Merged Area Redev. Project)                4.75%     8/1/2029 (2)          8,400         6,930
Southern California Public Power Auth. Transmission Project           0.00%     7/1/2014              8,500         3,832
                                                                                                              -----------
                                                                                                                  135,939
                                                                                                              -----------

COLORADO (0.6%)
E-470 Public Highway Auth. Colorado Rev.                              0.00%     9/1/2013 (1)         10,000         4,664
E-470 Public Highway Auth. Colorado Rev.                              0.00%     9/1/2016 (1)         10,185         3,888
                                                                                                              -----------
                                                                                                                    8,552
                                                                                                              -----------

DISTRICT OF COLUMBIA (1.6%)
Dist. of Columbia GO                                                  0.00%     6/1/2012 (1)         19,000         9,607
Dist. of Columbia GO                                                  5.40%     6/1/2012 (2)          5,000         4,920
Dist. of Columbia GO                                                  6.00%     6/1/2011 (1)          8,990         9,428
Dist. of Columbia GO                                                  6.75%     6/1/2005 (1)             40            41
                                                                                                              -----------
                                                                                                                   23,996
                                                                                                              -----------

FLORIDA (3.9%)
Florida Board of Educ. Capital Outlay                                 4.75%     6/1/2028              3,000         2,470
Florida Muni. Power Agency VRDO (Stanton Project)                     5.00%     5/3/2000 (1)          3,800         3,800
Florida Turnpike Auth. Rev.                                           5.00%     7/1/2019 (3)         10,320         9,305
Hillsborough County FL IDA PCR VRDO (Tampa Electric Co. Project)      6.05%     5/2/2000              5,840         5,840
Jacksonville FL Electric Auth. Rev. VRDO                              5.80%     5/2/2000                800           800
Orange County FL School Dist. COP                                    5.375%     8/1/2017 (1)          5,000         4,823
St. Lucie County FL PCR VRDO (Florida Power & Light Co.)              5.80%     5/2/2000              5,300         5,300
St. Lucie County FL PCR VRDO (Florida Power & Light Co.)              6.05%     5/2/2000              3,900         3,900
Sunrise FL Util. System Rev.                                          5.50%    10/1/2018 (2)         12,000        11,890
Tampa Bay FL Water Util. System Rev.                                  5.00%    10/1/2021 (3)         12,860        11,391
                                                                                                              -----------
                                                                                                                   59,519
                                                                                                              -----------

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
LONG-TERM TAX-EXEMPT FUND                                            COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
GEORGIA (4.3%)
Atlanta GA Airport Rev.                                              5.875%     1/1/2017 (3)        $ 7,500   $     7,623
Atlanta GA Airport Rev.                                               6.25%     1/1/2013 (3) +        8,000         8,351
Atlanta GA Water & Wastewater Rev.                                    5.50%    11/1/2022 (3)         10,000         9,699
Burke County GA Dev. Auth. PCR VRDO
   (Georgia Power Co. Plant Vogtle Project)                           6.05%     5/2/2000             10,000        10,000
College Park GA IDA GO (Civic Center)                                 7.00%     9/1/2010             11,500        12,697
Fulton County GA COP                                                  6.00%    11/1/2015              4,815         4,995
Metro. Atlanta GA Rapid Transit Auth. Rev.                            6.25%     7/1/2018             12,170        12,971
                                                                                                              -----------
                                                                                                                   66,336
                                                                                                              -----------

HAWAII (0.5%)
Honolulu HI GO                                                       5.125%     7/1/2012 (3)          4,000         3,851
Honolulu HI GO                                                       5.125%     7/1/2013 (3)          4,580         4,375
                                                                                                              -----------
                                                                                                                    8,226
                                                                                                              -----------

ILLINOIS (5.5%)
Chicago IL Board of Educ.                                             0.00%    12/1/2013 (2)          5,000         2,296
Chicago IL Board of Educ.                                             0.00%    12/1/2014 (2)          5,000         2,153
Chicago IL Board of Educ.                                             0.00%    12/1/2016 (2)          8,545         3,204
Chicago IL Gas Supply Refunding Rev. VRDO
   (Peoples Gas Light & Coke Co. Project)                             5.15%     5/4/2000              3,700         3,700
Chicago IL Metro. Water Capital Improvement Rev.                      7.00%     1/1/2011             20,000        22,708
Chicago IL Public Building Comm.                                      7.00%     1/1/2020 (1)(ETM)     6,000         6,857
Chicago IL Water Rev. VRDO                                            4.95%     5/3/2000 LOC          6,100         6,100
Illinois Dev. Finance Auth. (Adventist Health System)                 5.50%   11/15/2029              3,305         2,568
Illinois Dev. Finance Auth. PCR (Illinois Power Co. Project)          7.40%    12/1/2024 (1)          8,150         8,890
Illinois Health Fac. Auth. Rev. VRDO
   (Univ. of Chicago Hosp. and Health Systems)                        5.80%     5/2/2000 (1)          7,795         7,795
Illinois Metro. Pier & Exposition Auth. Rev.                          0.00%   12/15/2014 (1)         16,100         6,955
Illinois Metro. Pier & Exposition Auth. Rev.                          6.75%     6/1/2010 (1)          6,000         6,591
Will County IL Community School Dist.                                 0.00%    11/1/2013 (4)         10,000         4,613
                                                                                                              -----------
                                                                                                                   84,430
                                                                                                              -----------

INDIANA (1.2%)
Indiana Office Building Comm. Rev. (Capitol Complex)                  6.90%     7/1/2011             16,875        18,727
                                                                                                              -----------

KENTUCKY (1.1%)
Lexington-Fayette KY Urban County Govt. GO
   (Detention Center Project)                                         4.75%     5/1/2024             17,870        14,850
Louisville & Jefferson County KY Regional Airport Auth.
   Special Fac. Rev. VRDO (UPS Worldwide Forwarding)                  5.75%     5/2/2000              1,900         1,900
                                                                                                              -----------
                                                                                                                   16,750
                                                                                                              -----------

LOUISIANA (1.7%)
De Soto Parish LA PCR (Southwestern Electric Power Co.)               7.60%     1/1/2019             24,300        25,877
                                                                                                              -----------

MAINE (0.7%)
Maine Health & Higher Educ. Fac. Auth Rev.                            5.25%     7/1/2023 (1)         11,495        10,251
                                                                                                              -----------

MARYLAND (1.5%)
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)      5.25%    8/15/2038 (4)         17,500        15,682
Maryland Health & Higher Educ. Fac. Auth. Rev.
   (Univ. of Maryland Medical System)                                 6.75%     7/1/2030              7,500         7,517
                                                                                                              -----------
                                                                                                                   23,199
                                                                                                              -----------

MASSACHUSETTS (6.4%)
Massachusetts Bay Transp. Auth.                                       7.00%     3/1/2021             15,000        17,167
Massachusetts GO                                                      5.75%     5/1/2002 (Prere.)     5,000         5,179
Massachusetts GO                                                      6.00%     6/1/2001 (Prere.)       500           508
Massachusetts GO                                                      6.50%     8/1/2011              2,345         2,437
Massachusetts GO VRDO                                                 5.20%     5/4/2000                500           500
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Boston Medical Center)                                            5.00%     7/1/2019 (1)          3,450         2,989

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Caritas Christi Obligated Group)                                  5.70%     7/1/2015            $10,000   $     8,384
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Harvard Pilgrim Health)                                           5.00%     7/1/2018 (4)          9,920         8,497
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Univ. of Massachusetts Memorial)                                  5.00%     7/1/2018 (2)          3,685         3,225
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Univ. of Massachusetts Memorial)                                  5.00%     7/1/2028 (2)          3,500         2,916
Massachusetts Housing Finance Agency                                 6.125%   11/15/2008              3,500         3,585
Massachusetts Port Auth. Rev.                                         5.00%     7/1/2018              3,500         3,148
Massachusetts Water Resources Auth. Rev.                              6.50%    7/15/2019 **          32,000        35,081
Massachusetts Water Resources Auth. Rev.                              5.50%    7/15/2002 (Prere.)     5,000         5,073
                                                                                                              -----------
                                                                                                                   98,689
                                                                                                              -----------

MICHIGAN (1.8%)
Detroit MI GO                                                        6.375%     4/1/2007              4,500         4,700
Grand Rapids MI Tax Increment Rev. (Downtown Project)                6.875%     6/1/2024 (1)          7,500         8,056
Univ. of Michigan Hosp. Rev. VRDO (Medical Service Plan)              5.85%     5/2/2000              1,100         1,100
Wayne Charter County MI Airport Rev.                                  5.25%    12/1/2018 (1)         15,005        13,660
                                                                                                              -----------
                                                                                                                   27,516
                                                                                                              -----------

MISSISSIPPI (1.2%)
Mississippi GO                                                        6.00%    11/1/2013              7,250         7,537
Mississippi GO                                                        6.00%    11/1/2014             10,800        11,180
                                                                                                              -----------
                                                                                                                   18,717
                                                                                                              -----------

NEVADA (2.4%)
Clark County NV Building Auth.                                        5.25%    6/15/2016 (3)          7,000         6,621
Clark County NV Passenger Fac. Rev.                                  5.375%     7/1/2014 (1)         14,780        14,485
Humboldt County NV PCR (Idaho Power Co.)                              8.30%    12/1/2014              9,100        10,072
Nevada GO                                                             5.25%    5/15/2016              6,570         6,215
                                                                                                              -----------
                                                                                                                   37,393
                                                                                                              -----------

NEW JERSEY (2.9%)
New Jersey Econ. Dev. Auth. Natural Gas Fac. Rev. VRDO
   (New Jersey Natural Gas Project)                                   6.15%     5/2/2000 (2) LOC      3,000         3,000
New Jersey Health Care Fac. Auth. Rev.
   (Atlantic City Medical Center)                                     6.80%     7/1/2005              3,500         3,675
New Jersey Sports & Exposition Auth. Rev.                             6.50%     3/1/2013             10,000        10,891
New Jersey Sports & Exposition Auth. Rev.                             6.50%     3/1/2019             16,745        17,456
New Jersey Turnpike Auth. Turnpike Rev.                              5.625%     1/1/2015 (1)         10,000        10,077
                                                                                                              -----------
                                                                                                                   45,099
                                                                                                              -----------

NEW MEXICO (0.1%)
Hurley NM PCR VRDO (Kennecott Sante Fe Corp. Project
   British Petroleum)                                                 6.05%     5/2/2000              1,450         1,450
                                                                                                              -----------

NEW YORK (12.6%)
Babylon NY Waste Water Fac. GO                                        9.00%     8/1/2008 (3)          4,900         6,095
Babylon NY Waste Water Fac. GO                                        9.00%     8/1/2009 (3)          2,800         3,536
Babylon NY Waste Water Fac. GO                                        9.00%     8/1/2010 (3)          4,900         6,279
Metro NY Transp. Auth. Rev. Dedicated Petroleum Tax                   5.25%     4/1/2026 (1)          4,675         4,200
Metro NY Transp. Auth. Rev. Dedicated Petroleum Tax                   6.00%     4/1/2020 (1)          6,165         6,406
Metro NY Transp. Auth. Rev. Transp. Fac.                              5.70%     7/1/2017 (1)          8,320         8,310
New York City NY GO                                                   7.10%     2/1/2002 (1)(Prere.)    355           374
New York City NY GO                                                   7.10%     2/1/2010 (1)            720           755
New York City NY GO VRDO                                              5.80%     5/2/2000 LOC         23,900        23,900
New York City NY Muni. Water Finance Auth.                            4.75%    6/15/2025 (4)          6,000         4,965
New York City NY Muni. Water Finance Auth.
   Water & Sewer System Rev.                                          7.00%    6/15/2001 (Prere.)        20            21
New York City NY Muni. Water Finance Auth.
   Water & Sewer System Rev. VRDO                                     6.05%     5/2/2000 (3)          2,075         2,075
New York City NY Transitional Finance Auth. Rev.                      4.75%    11/1/2023              5,750         4,781
New York City NY Transitional Finance Auth. Rev.                      5.00%     5/1/2017              5,000         4,546
New York City NY Transitional Finance Auth. Rev. VRDO                 5.85%     5/2/2000              5,050         5,050

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
LONG-TERM TAX-EXEMPT FUND                                            COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------

New York State Dormitory Auth. Rev. (City of New York Court Fac.)     5.75%    5/15/2023 (2)        $10,000   $     9,837
New York State Dormitory Auth. Rev.
   (Sloan Kettering Cancer Center)                                    5.75%     7/1/2020 (1)          7,500         7,526
New York State Dormitory Auth. Rev. (State Univ.)                     4.75%    5/15/2025             12,500        10,334
New York State Dormitory Auth. Rev. (State Univ.)                     7.50%    5/15/2011             18,900        21,461
New York State Local Govt. Assistance Corp.                          5.375%     4/1/2012              5,275         5,222
New York State Local Govt. Assistance Corp.                           5.40%     4/1/2013             13,125        12,949
New York State Local Govt. Assistance Corp.                           5.40%     4/1/2015              5,700         5,555
New York State Medical Care Fac. Finance Auth. Agency Rev.
   (Hosp. & Nursing Home Mortgage Rev.)                              6.875%    2/15/2002 (7)(Prere.)    640           674
New York State Medical Care Fac. Finance Auth. Agency Rev.
   (Hosp. & Nursing Home Mortgage Rev.)                              6.875%    2/15/2032 (7)          4,360         4,553
Triborough Bridge & Tunnel Auth. Rev. NY                              5.00%     1/1/2015 (4)          5,000         4,631
Triborough Bridge & Tunnel Auth. Rev. NY                              5.00%     1/1/2016 (4)          5,000         4,591
Triborough Bridge & Tunnel Auth. Rev. NY                              5.00%     1/1/2024              6,845         5,923
Triborough Bridge & Tunnel Auth. Rev. NY                              5.50%     1/1/2030              7,750         7,266
Triborough Bridge & Tunnel Auth. Rev. NY                             6.125%     1/1/2021             10,000        10,499
                                                                                                              -----------
                                                                                                                  192,314
                                                                                                              -----------

NORTH CAROLINA (2.0%)
Cumberland County NC Hospital Fac. Rev. (Cape Fear Hosp.)             5.25%    10/1/2024              5,000         4,171
New Hanover County NC Hosp. Rev.
   (New Haven Regional Medical Center Project)                        5.00%    10/1/2028 (1)          5,000         4,269
North Carolina Eastern Muni. Power Agency Rev.                        6.50%     1/1/2018 (ETM)        4,625         5,077
North Carolina Eastern Muni. Power Agency Rev.                        7.50%     1/1/2009 (Prere.)     4,935         5,768
North Carolina Medical Care Rev. (Novant Health Project)              5.00%    10/1/2024              5,200         4,461
North Carolina Medical Care Rev. (St. Joseph's Health System)         5.10%    10/1/2018              5,000         4,528
North Carolina Medical Care Rev. (St. Joseph's Health System)        5.125%    10/1/2028 (1)          2,000         1,731
                                                                                                              -----------
                                                                                                                   30,005
                                                                                                              -----------

OHIO (1.5%)
Clermont County OH Hosp. Rev. VRDO (Mercy Health Systems)             5.05%     5/3/2000              2,005         2,005
Cuyahoga County OH Hosp. Rev. VRDO
   (Cleveland Clinic Foundation)                                      5.10%     5/3/2000              3,600         3,600
Franklin County OH Hosp. Rev. VRDO (U.S. Health Corp.)                5.10%     5/4/2000 LOC          8,000         8,000
Hamilton County OH Hosp. Fac. Rev. VRDO
   (Health Alliance of Greater Cincinnati)                            4.95%     5/3/2000 (1)          2,000         2,000
Ohio Turnpike Comm. Rev.                                              4.50%    2/15/2024 (3)         10,000         7,983
                                                                                                              -----------
                                                                                                                   23,588
                                                                                                              -----------

OKLAHOMA (0.6%)
Oklahoma Dev. Finance Auth. (Hillcrest Hosp.)                        5.625%    8/15/2029             12,000         9,152
                                                                                                              -----------

OREGON (0.5%)
Clackamas County OR Hosp. Fac. Auth. Rev.
   (Legacy Health System)                                             5.50%    2/15/2014              7,330         7,177
                                                                                                              -----------

PENNSYLVANIA (7.2%)
Allegheny County PA Sanitation Auth. Sewer Rev.                       6.00%    12/1/2019 (1)         10,000        10,167
Delaware County PA IDA Resource Recovery Rev. (Browning Ferris)       6.10%     7/1/2013             15,000        13,375
Delaware Valley PA Regional Finance Auth. Local Govt. Rev.            5.50%     8/1/2028 (2)         15,000        14,281
Pennsylvania GO                                                      6.375%    9/15/2012             13,500        13,993
Pennsylvania Higher Educ. Fac. Auth. Rev. VRDO
   (Carnegie Mellon Univ.)                                            5.80%     5/2/2000              2,800         2,800
Pennsylvania Housing Finance Agency Residential Dev. Rev.             7.50%     7/1/2006              3,890         4,059
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. VRDO
   (Children's Hosp. Project)                                         5.80%     5/2/2000             10,625        10,625
Philadelphia PA Water & Waste Water Rev.                              7.00%    6/15/2010 (3)         20,000        22,470
Pittsburgh PA GO                                                      5.25%     9/1/2016 (3)          8,195         7,764
Pittsburgh PA Water & Sewer Auth. Rev.                                6.50%     9/1/2013 (3)         10,000        11,056
Radnor Township PA School Auth.                                      9.875%    9/15/2000 (ETM)          110           112
                                                                                                              -----------
                                                                                                                  110,702
                                                                                                              -----------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
PUERTO RICO (0.3%)
Puerto Rico Electric Power Auth. Rev.                                 5.25%     7/1/2014 (1)        $ 2,580   $     2,539
Puerto Rico Electric Power Auth. Rev.                                 5.25%     7/1/2014 (4)          2,000         1,968
                                                                                                              -----------
                                                                                                                    4,507
                                                                                                              -----------

SOUTH CAROLINA (1.3%)
Piedmont SC Muni. Power Agency Rev.                                   6.50%     1/1/2015 (3)         12,210        13,350
Piedmont SC Muni. Power Agency Rev.                                   6.50%     1/1/2015 (3)(ETM)     2,035         2,244
South Carolina Econ. Dev. Auth. (Palmetto Health Alliance)           7.125%   12/15/2015              5,000         4,859
                                                                                                              -----------
                                                                                                                   20,453
                                                                                                              -----------

TENNESSEE (2.1%)
Johnson City TN Health & Educ. Rev. (Johnson City Medical Center)    5.125%     7/1/2025 (1)(ETM)    15,000        13,518
Knoxville TN Health, Educ. & Housing Board Rev.
   (Univ. Health System, Inc.)                                       5.625%     4/1/2024             22,000        18,623
                                                                                                              -----------
                                                                                                                   32,141
                                                                                                              -----------

TEXAS (15.0%)
Austin TX Independent School Dist.                                    0.00%     8/1/2013              7,325         3,410
Bexar County TX Health Fac. Dev. Corp. (Baptist Health System)       5.375%   11/15/2022 (1)          5,000         4,565
Brazos County TX Health Dev. Franciscan Service Corp.                5.375%     1/1/2022 (1)          5,750         5,258
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
   (Methodist Hosp. of Houston)                                       5.80%     5/2/2000              5,300         5,300
Harris County TX IDA VRDO (Shell Oil Co. Project)                     5.80%     5/2/2000              6,100         6,100
Houston TX Hotel Occupancy Tax Rev.                                   5.50%     7/1/2011 (4)         16,760        16,776
Houston TX Independent School Dist.                                   0.00%    9/15/2012 (2)          6,150         3,045
Houston TX Water & Sewer System Rev.                                  0.00%    12/1/2012 (2)         20,500        10,077
Houston TX Water & Sewer System Rev.                                 6.375%    12/1/2001 (2)(Prere.)    705           736
Houston TX Water & Sewer System Rev.                                 6.375%    12/1/2017 (2)          5,295         5,503
Lewisville TX Independent School Dist.                                0.00%    8/15/2016              5,630         2,165
Lewisville TX Independent School Dist.                                0.00%    8/15/2017              6,940         2,496
Lower Colorado River Auth. TX                                         5.75%    5/15/2012 (4)          5,500         5,605
Lower Colorado River Auth. TX                                        5.875%    5/15/2016 (4)         27,500        27,884
Lower Colorado River Auth. TX                                         6.00%    5/15/2011 (4)         12,605        13,205
North East TX Independent School Dist.                                5.00%     2/1/2016              6,425         5,886
Round Rock TX Independent School Dist.                                0.00%    8/15/2011 (1)          5,000         2,664
San Antonio TX Electric & Gas Rev.                                    5.00%     2/1/2002 (Prere.)       610           617
San Antonio TX Electric & Gas Rev.                                    5.00%     2/1/2017             13,525        12,239
Southwest Texas Higher Educ. Auth. VRDO
   (Southern Methodist Univ.)                                         6.10%     5/2/2000 LOC         16,500        16,500
Texas City TX IDA (Arco Pipeline Project)                            7.375%    10/1/2020             17,000        19,863
Texas Muni. Power Agency                                              0.00%     9/1/2013             19,915         9,324
Texas TRAN                                                            4.50%    8/31/2000 (2)         18,500        18,504
Texas Water Dev. Board Rev.                                           6.50%    7/15/2010             17,425        19,099
Texas Water Dev. Board Rev.                                           7.05%     8/1/2025              5,655         6,043
Tomball TX Hosp. Auth. Rev.                                           6.00%     7/1/2025              3,600         3,062
Tomball TX Hosp. Auth. Rev.                                           6.00%     7/1/2029              5,000         4,190
                                                                                                              -----------
                                                                                                                  230,116
                                                                                                              -----------

UTAH (1.3%)
Intermountain Power Agency Utah Power Supply Rev.                     5.00%     7/1/2020 (1)         18,345        16,175
Intermountain Power Agency Utah Power Supply Rev.                     5.75%     7/1/2019 (1)          3,000         2,962
                                                                                                              -----------
                                                                                                                   19,137
                                                                                                              -----------

VIRGIN ISLANDS (0.3%)
Virgin Islands Pub. Fin. Auth. Rev.                                   6.50%    10/1/2024              5,000         5,028
                                                                                                              -----------

VIRGINIA (0.3%)
Virginia College Building Auth. (Washington & Lee Univ.)              5.25%     1/1/2031 (1)          5,430         4,925
                                                                                                              -----------

WASHINGTON (2.8%)
Chelan County WA Public Util. Dist. (Rock Island Hydro Project )      0.00%     6/1/2014 (1)          5,000         2,227
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)       0.00%     6/1/2017 (1)         11,685         4,253
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)       0.00%     6/1/2018 (1)         10,000         3,401

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
LONG-TERM TAX-EXEMPT FUND                                            COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
Washington Dept. of Ecology COP (State Office Building Project)       5.00%     4/1/2016            $27,820   $    24,833
Washington GO                                                         5.50%     5/1/2018              4,000         3,946
Washington GO                                                         6.75%     2/1/2015              3,450         3,897
                                                                                                              -----------
                                                                                                                   42,557
                                                                                                              -----------

WEST VIRGINIA (0.7%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)            7.00%     7/1/2014 (1)          8,975        10,374
                                                                                                              -----------

WISCONSIN (2.0%)
Wisconsin Center Dist. Tax Rev.                                       5.25%   12/15/2023 (4)          8,000         7,399
Wisconsin Clean Water Rev.                                           6.875%     6/1/2011             20,500        23,190
                                                                                                              -----------
                                                                                                                   30,589
                                                                                                              -----------

WYOMING (0.6%)
Lincoln County WY PCR VRDO (Exxon Project)                            6.05%     5/2/2000              9,235         9,235
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (COST $1,517,150)                                                                                             1,519,099
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.8%)
-------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                               25,138
Liabilities                                                                                                       (13,514)
                                                                                                              -----------
                                                                                                                   11,624
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------------------------------------------------------
Applicable to 147,085,549 outstanding $.001 par value shares
   of beneficial interest (unlimited authorization)                                                            $1,530,723
=========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                          $10.41
=========================================================================================================================

 *See Note A in Notes to Financial Statements.
**Securities with a value of $4,385,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 67.

-------------------------------------------------------------------------------------------------------------------------
 AT APRIL 30, 2000, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------------------------------------
                                                                                                      AMOUNT          PER
                                                                                                       (000)        SHARE
-------------------------------------------------------------------------------------------------------------------------
Paid in Capital                                                                                   $1,547,600       $10.53
Undistributed Net Investment Income                                                                       --           --
Overdistributed Net Realized Gains                                                                   (18,982)        (.13)
Unrealized Appreciation--Note F
   Investment Securities                                                                               1,949          .01
   Futures Contracts                                                                                     156           --
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $1,530,723       $10.41
=========================================================================================================================

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT       VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                           COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (100.6%)
-------------------------------------------------------------------------------------------------------------------------
ALABAMA (1.2%)
Alabama Special Care Fac. (Baptist Health System)                    5.875%   11/15/2026 (1)        $ 5,000   $     4,859
Birmingham AL GO VRDO                                                 4.95%     5/3/2000 (2) LOC      4,800         4,800
Courtland AL Industrial Dev. Board Solid Waste Disposal Rev.
   (Champion International Corp. Project)                             6.70%    11/1/2029              9,500         9,415
McIntosh AL IDR (Environmental Improvement)                          5.375%     6/1/2028             17,000        14,531
                                                                                                              -----------
                                                                                                                   33,605
                                                                                                              -----------

ALASKA (0.1%)
North Slope Borough AK GO                                             7.50%    6/30/2001 (3)          3,000         3,093
                                                                                                              -----------

ARIZONA (1.3%)
Pima County AZ IDA Multi Family Mortgage (La Cholla Project)          8.50%     7/1/2020 **           6,580         7,070
Univ. of Arizona Board of Regents                                     6.20%     6/1/2016             26,660        28,595
                                                                                                              -----------
                                                                                                                   35,665
                                                                                                              -----------

ARKANSAS (0.1%)
North Little Rock AR Electric System Rev.                             6.50%     7/1/2015 (1)          3,450         3,817
                                                                                                              -----------

CALIFORNIA (10.2%)
California Statewide Community Dev. Auth.
   (Catholic Healthcare West)                                         6.50%     7/1/2020             15,000        14,767
California Statewide Community Dev. Auth. Multifamily Rev.
   (Archstone/LeClub)                                                 5.30%     6/1/2008              5,000         4,837
California Statewide Community Dev. Auth. Multifamily Rev.
   (Archstone/Oak Ridge)                                              5.30%     6/1/2029              5,900         5,708
California Statewide Community Dev. Auth. Multifamily Rev.
   (Archstone/Pelican Hill)                                           5.30%     6/1/2008              5,000         4,837
California Statewide Community Dev. Auth. Multifamily Rev.
   (Archstone/River Meadows)                                          5.30%     6/1/2008              5,000         4,837
California Statewide Community Dev. Auth. PUT (Irvine Apartments)     5.10%    5/17/2010             22,000        20,789
California Statewide Community Dev. Auth. PUT (Irvine Apartments)     5.25%    5/15/2013             35,700        33,361
California Veterans GO                                                5.20%    12/1/2010             22,000        21,840
California Veterans GO                                                5.25%    12/1/2011             38,000        37,640
Capistrano CA Unified School Dist. Community Fac. Dist. Special Tax   5.40%     9/1/2012              2,020         1,870
Capistrano CA Unified School Dist. Community Fac. Dist. Special Tax   5.60%     9/1/2014              1,570         1,451
Capistrano CA Unified School Dist. Community Fac. Dist. Special Tax   5.65%     9/1/2015              2,555         2,347
Capistrano CA Unified School Dist. Community Fac. Dist. Special Tax   5.75%     9/1/2029              8,000         6,884
Los Angeles CA Dept. of Water & Power Waterworks Rev.                 4.25%   10/15/2030 (3)         15,015        11,258
Roseville CA North Central Roseville Community Fac. Dist.             5.40%     9/1/2008              2,000         1,962
Roseville CA North Central Roseville Community Fac. Dist.             5.80%     9/1/2017             10,000         9,269
Sacramento CA Muni. Util. Dist. Electric Rev.                         5.25%     7/1/2028             18,000        15,941
San Bernardino County CA COP (Capital Fac. Project)                  6.875%     8/1/2024 (ETM)       25,220        28,687
San Bernardino County CA COP (Medical Center Funding)                 7.00%     8/1/2020             12,180        13,279
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.           0.00%    1/15/2009 (1)          3,000         1,910
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.           0.00%    1/15/2016             22,500        13,905
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.           0.00%    1/15/2017             20,000        12,264
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.           0.00%    1/15/2032 (1)         65,000         9,549
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.           0.00%    1/15/2034 (1)         10,000         1,298
Southern California Public Power Auth. Rev.                           6.00%     7/1/2018              3,985         3,985
                                                                                                              -----------
                                                                                                                  284,475
                                                                                                              -----------

COLORADO (4.2%)
Denver CO City & County School Dist.                                  5.00%    12/1/2023 (3)         25,800        22,477
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2003 (1)          8,200         6,885
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2006 (1)         22,000        15,634
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2007 (1)         12,500         8,393
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2008 (1)         14,000         8,846
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2009 (1)         16,195         9,685
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2010 (1)          7,185         4,050
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2012 (1)         26,795        13,311
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2013 (1)          5,000         2,332

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT       VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                           COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2014 (1)        $ 8,000   $     3,499
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2015 (1)          5,000         2,043
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2017 (1)         28,740        10,258
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2018 (1)          5,000         1,667
E-470 Public Highway Auth. CO Rev.                                    0.00%     9/1/2023 (1)         35,070         8,490
                                                                                                              -----------
                                                                                                                  117,570
                                                                                                              -----------

CONNECTICUT (1.1%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)                5.85%     9/1/2028             31,475        28,315
Connecticut Dev. Auth. PCR (Connecticut Power & Light)                5.95%     9/1/2028              3,500         3,132
                                                                                                              -----------
                                                                                                                   31,447
                                                                                                              -----------

DISTRICT OF COLUMBIA (2.1%)
District of Columbia GO                                               5.75%     6/1/2010 (1)         15,000        15,380
District of Columbia GO                                               6.00%     6/1/2012 (1)          7,000         7,337
Metro. Washington D.C. Airport Auth. Rev.                             5.50%    10/1/2009 (3)          6,795         6,834
Metro. Washington D.C. Airport Auth. Rev.                             5.50%    10/1/2010 (3)          7,270         7,291
Metro. Washington D.C. Airport Auth. Rev.                             5.70%    10/1/2007 (1)         12,900        13,184
Metro. Washington D.C. Airport Auth. Rev.                            5.875%    10/1/2015 (1)          7,400         7,453
                                                                                                              -----------
                                                                                                                   57,479
                                                                                                              -----------

FLORIDA (2.1%)
Citrus County FL PCR (Florida Power Corp.)                            6.35%     2/1/2022              6,500         6,579
Hillsborough County FL Aviation Auth. Rev. (Tampa Airport)            5.25%    10/1/2003 (2)          2,000         2,012
Lee County FL IDA Health Care Fac. Rev.
   (Shell Point Village Project)                                      5.50%   11/15/2021              6,250         4,975
Lee County FL IDA Health Care Fac. Rev.
   (Shell Point Village Project)                                      5.50%   11/15/2029              7,400         5,679
Lee County FL IDA Health Care Fac. Rev.
   (Shell Point Village Project)                                      5.75%   11/15/2011              1,475         1,343
Lee County FL IDA Health Care Fac. Rev.
   (Shell Point Village Project)                                      5.75%   11/15/2014              1,000           873
Northern Palm Beach County FL Improvement Dist.
   Water Control & Improvement Unit Dev.                              5.85%     8/1/2013              2,500         2,369
Northern Palm Beach County FL Improvement Dist.
   Water Contol & Improvement Unit Dev.                               6.00%     8/1/2029              2,000         1,807
Orange County FL School Master Lease COP                              6.00%     8/1/2008 (1)         11,580        12,226
Orange County FL School Master Lease COP                              6.00%     8/1/2009 (1)         12,255        12,976
Orlando FL Special Assessment Rev.
   (Conroy Road Interchange Project)                                  5.25%     5/1/2005              2,005         1,913
Orlando FL Special Assessment Rev.
   (Conroy Road Interchange Project)                                  5.50%     5/1/2010              1,000           928
Orlando FL Special Assessment Rev.
   (Conroy Road Interchange Project)                                  5.80%     5/1/2026              1,000           863
Orlando FL Util. Comm. Rev.                                           6.75%    10/1/2017              2,200         2,482
                                                                                                              -----------
                                                                                                                   57,025
                                                                                                              -----------

GEORGIA (2.6%)
Cartersville GA Water & Waste Water Fac.
   (Anheuser-Busch Cos., Inc.)                                        7.40%    11/1/2010              5,000         5,589
Dalton County GA Dev. Auth. (Hamilton Health Care System)             5.50%    8/15/2017 (1)          5,000         4,928
Dalton County GA Dev. Auth. (Hamilton Health Care System)             5.50%    8/15/2026 (1)         12,000        11,408
Effingham County GA Dev. Auth. Solid Waste Disposal Rev.
   (Fort James Project)                                              5.625%     7/1/2018             32,550        29,184
Georgia Muni. Electric Auth. Rev.                                     6.60%     1/1/2018 (1)          5,000         5,550
Monroe County GA Dev. Auth. PCR VRDO (Oglethorpe Power Corp.)         6.05%     5/2/2000                600           600
Savannah GA Hosp. Auth. Rev. (Candler Hosp.)                          7.00%     1/1/2003 (Prere.)    13,000        13,857
                                                                                                              -----------
                                                                                                                   71,116
                                                                                                              -----------

HAWAII (1.9%)
Hawaii Dept. of Budget & Finance (Hawaiian Electric Co.)              4.95%     4/1/2012 (1)         15,000        14,333
Hawaii GO                                                             6.25%     3/1/2007 (3)          5,000         5,293
Hawaii Harbor Capital Improvement Rev.                                5.50%     7/1/2027 (1)         18,500        16,914
Honolulu HI City & County Waste Water System Rev.                     0.00%     7/1/2017 (3)          6,000         2,159
Honolulu HI City & County Waste Water System Rev.                     0.00%     7/1/2018 (3)          2,000           672
Honolulu HI GO                                                       5.125%     7/1/2015 (3)          4,095         3,838
Honolulu HI GO                                                       5.125%     7/1/2016 (3)         10,655         9,896
                                                                                                              -----------
                                                                                                                   53,105
                                                                                                              -----------

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT       VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
ILLINOIS (3.5%)
Chicago IL Neighborhoods Alive 21 Program                             6.50%     1/1/2035 (3)        $30,000   $    31,605
Chicago IL Public Building Comm.                                      7.00%     1/1/2015 (1)(ETM)    10,000        10,884
Chicago IL Public Building Comm.                                      7.00%     1/1/2020 (1)(ETM)    10,000        11,428
Illinois Dev. Finance Auth. PCR (Illinois Power Co. Project)          7.40%    12/1/2024 (1)         20,000        21,817
Illinois Dev. Finance Auth. Rev. (Regency Park Project)              10.25%    4/15/2019 o            6,500         5,265
Illinois Dev. Finance Auth. Rev. (Regency Park Project)             10.625%    4/15/2020 o            6,000         4,860
Illinois Dev. Finance Auth. Rev. Solid Waste Disposal
   (Waste Management Project)                                         5.05%     1/1/2010              4,000         3,341
Illinois Health Fac. Auth. Rev. (Centegra Health System)              5.10%     9/1/2011 (2)          3,105         2,964
Illinois Health Fac. Auth. Rev. (Centegra Health System)              5.25%     9/1/2018 (2)          3,500         3,178
Illinois Health Fac. Auth. Rev. (United Medical Center)              8.125%     7/1/2003 (Prere.)     2,140         2,277
                                                                                                              -----------
                                                                                                                   97,619
                                                                                                              -----------

INDIANA (2.4%)
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)        7.375%     7/1/2023             19,400        21,666
Indiana Office Building Comm. Rev. (Capitol Complex)                  6.90%     7/1/2011 **          15,660        17,378
Indianapolis IN Local Public Improvement Bond Bank                    6.75%     2/1/2014             21,500        23,915
Indianapolis IN Local Public Improvement Bond Bank                    6.75%     2/1/2020              2,500         2,628
                                                                                                              -----------
                                                                                                                   65,587
                                                                                                              -----------

IOWA (0.2%)
Des Moines IA Rev. (Des Moines General Hosp.)                         8.25%   11/15/2011              9,620         4,772
                                                                                                              -----------

KANSAS (0.2%)
Topeka KS Public Building Comm.                                       5.00%     6/1/2027 (1)          5,750         4,948
                                                                                                              -----------

KENTUCKY (0.6%)
Jefferson County KY (Jewish Hosp. Health)                             5.65%     1/1/2017 (2)          8,000         7,839
Jefferson County KY (Jewish Hosp. Health)                             5.70%     1/1/2021 (2)          2,000         1,951
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. VRDO
   (Baptist Healthcare)                                               5.00%     5/3/2000 (1)          3,900         3,900
Kentucky Property & Buildings Comm. Rev.                              5.80%     9/1/2006              3,100         3,180
                                                                                                              -----------
                                                                                                                   16,870
                                                                                                              -----------

LOUISIANA (1.2%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)                5.45%     7/1/2010              5,000         4,561
Iberia Parish LA Hosp. Services Dist. Rev.                            8.00%    5/26/2016              6,250         6,161
West Feliciana Parish LA PCR (Gulf States Util.)                      9.00%     5/1/2015              4,000         4,172
West Feliciana Parish LA PCR PUT (Entergy Gulf States)                5.65%     9/1/2004             19,000        18,819
                                                                                                              -----------
                                                                                                                   33,713
                                                                                                              -----------

MAINE (0.2%)
Jay ME Solid Waste Disposal Rev.                                      6.20%     9/1/2019              6,250         6,011
                                                                                                              -----------

MARYLAND (1.5%)
Hagerstown MD Energy Financing Administration
   Solid Waste Disp. Rev. (Hagerstown Fiber Project)                  9.00%   10/15/2016 o           17,500         2,100
Maryland Econ. Dev. Corp.
   (Chesapeake Bay Conference Center Project)                         7.75%    12/1/2031             25,000        24,583
Maryland Health & Higher Educ. Fac. Auth. Rev.
   (Univ. of Maryland Medical System)                                 6.75%     7/1/2030             15,000        15,033
                                                                                                              -----------
                                                                                                                   41,716
                                                                                                              -----------

MASSACHUSETTS (6.7%)
Massachusetts Dev. Finance Agency Resource Recovery Rev.
   (Waste Management Inc.)                                            6.90%    12/1/2009              2,000         1,987
Massachusetts GO                                                      6.00%     6/1/2001 (Prere.)    14,750        14,997
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Caritas Christi Obligated Group)                                  5.70%     7/1/2015             23,500        19,702
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Harvard Pilgrim Health)                                           5.00%     7/1/2028 (4)         24,500        19,865
Massachusetts Housing Finance Agency  Rev.                            5.95%    10/1/2008 (2)         27,485        28,094
Massachusetts Ind. Finance Agency Resource Recovery Rev.
   (Refusetech Inc. Project)                                          6.30%     7/1/2005             34,500        35,475

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT       VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                           COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Ind. Finance Agency Solid Waste Disposal Rev.
   (Massachusetts Paper Co. Project)                                  8.50%    11/1/2012 o          $ 5,677   $     2,448
Massachusetts Port Auth. Rev. (United Airlines)                       5.75%    10/1/2007             16,700        16,586
Massachusetts Water Resources Auth. Rev.                              6.50%    7/15/2019             43,700        47,907
                                                                                                              -----------
                                                                                                                  187,061
                                                                                                              -----------

MICHIGAN (3.4%)
Detroit MI GO                                                         6.25%     4/1/2005             13,000        13,443
Detroit MI GO                                                        6.375%     4/1/2006              8,635         9,010
Dickinson County MI Memorial Hosp. System Rev.                       7.625%    11/1/2005                855           909
Dickinson County MI Memorial Hosp. System Rev.                        8.00%    11/1/2014              5,700         6,395
Flint MI Hosp. Building Auth. (Hurley Medical Center)                 5.25%     7/1/2016              2,250         1,814
Michigan Hosp. Finance Auth. Rev. (McLaren Health Care Corp.)         5.00%     6/1/2028             22,000        17,254
Michigan Housing Dev. Auth. Rev.                                      6.30%     4/1/2004              6,500         6,720
Michigan Public Power Agency Rev. (Belle River Project)               5.50%     1/1/2013             27,000        26,852
Michigan Strategic Fund Limited Obligation Rev.
   (UTD Waste Systems Project)                                        5.20%     4/1/2010              1,500         1,278
Michigan Strategic Fund Limited Obligation Rev. PUT (Detroit Edison)  4.73%     9/1/2001             12,000        11,970
                                                                                                              -----------
                                                                                                                   95,645
                                                                                                              -----------

MINNESOTA (1.1%)
Rochester MN Health Care Fac. Rev. (Mayo Foundation)                 5.375%   11/15/2018             11,750        11,212
Rochester MN Health Care Fac. Rev. (Mayo Foundation)                  5.50%   11/15/2027              9,000         8,514
Washington County MN Housing & Redev. Auth. Rev.
   (Woodland Park Project)                                            0.00%     5/1/2020             35,070         2,427
Washington County MN Housing & Redev. Auth. Rev.
   (Woodland Park Project)                                            9.75%     5/1/2020             10,035         9,533
                                                                                                              -----------
                                                                                                                   31,686
                                                                                                              -----------

MISSOURI (0.8%)
Missouri Health & Educ. Fac. Auth. (SSM Health Care)                  5.00%     6/1/2022 (1)         16,000        13,984
Missouri Health & Educ. Fac. Auth.
   (St. Luke Mission Health System)                                  5.375%   11/15/2016 (1)          8,000         7,584
                                                                                                              -----------
                                                                                                                   21,568
                                                                                                              -----------

NEW HAMPSHIRE (1.0%)
New Hampshire Business Finance Auth. PCR PUT
   (United Illuminating)                                              4.55%     2/1/2004             10,000         9,468
New Hampshire Business Finance Auth. PCR PUT
   (United Illuminating)                                              5.40%    12/1/2002             12,000        11,877
New Hampshire Health & Higher Educ. Rev.
   (Catholic Medical Center)                                          6.00%     7/1/2017              6,580         6,120
                                                                                                              -----------
                                                                                                                   27,465
                                                                                                              -----------

NEW JERSEY (5.0%)
Gloucester County NJ Improvement Auth.
   Solid Waste Resource Recovery Rev. (Waste Management Inc.)         6.85%    12/1/2009              5,000         5,034
Gloucester County NJ Improvement Auth.
   Solid Waste Resource Recovery Rev. (Waste Management Inc.)         7.00%    12/1/2009              1,500         1,498
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.           6.00%     1/1/2029              7,500         6,829
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.          6.125%     1/1/2019              2,000         1,847
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.          6.125%     1/1/2029             16,000        14,537
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.              5.875%     7/1/2011 (1)          8,000         8,230
New Jersey Econ. Dev. Auth. Rev.
   (Kapkowski Road Landfill - DST Project Elizabeth)                 6.375%     4/1/2018              2,250         2,172
New Jersey Econ. Dev. Auth. Rev.
   (Kapkowski Road Landfill - DST Project Elizabeth)                 6.375%     4/1/2031             22,000        20,769
New Jersey Econ. Dev. Auth. Rev.
   (Kapkowski Road Landfill - DST Project Elizabeth)                  6.50%     4/1/2018              1,000           968
New Jersey Econ. Dev. Auth. Special Fac. Rev.
   (Continental Airlines, Inc. Project)                               6.25%    9/15/2019             31,375        29,115
New Jersey Econ. Dev. Auth. Special Fac. Rev.
   (Continental Airlines, Inc. Project)                              6.625%    9/15/2012             20,900        21,058
New Jersey Sports & Exposition Auth. Rev.                             6.50%     3/1/2013             15,000        16,337
New Jersey Transp. Trust Fund Auth. Rev.                              6.00%    6/15/2011 (1)         10,000        10,391
                                                                                                              -----------
                                                                                                                  138,785
                                                                                                              -----------

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT       VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
NEW YORK (10.2%)
Long Island NY Power Auth. Electric System Rev.                       0.00%    12/1/2006 (4)        $ 5,000   $     3,542
Long Island NY Power Auth. Electric System Rev.                       0.00%     6/1/2011 (4) +       16,690         9,065
Long Island NY Power Auth. Electric System Rev.                       0.00%     6/1/2012 (4) +       15,100         7,698
Long Island NY Power Auth. Electric System Rev.                       0.00%     6/1/2015 (4) +       10,000         4,213
Metro. NY Transp. Auth. Rev. Commuter Fac.                            5.25%     7/1/2028 (4)          4,750         4,265
Metro. NY Transp. Auth. Rev. Dedicated Petroleum Tax                  6.00%     4/1/2020 (1)         18,000        18,703
Metro. NY Transp. Auth. Rev. Service Contract                        7.375%     7/1/2008             22,870        25,106
Metro. NY Transp. Auth. Rev. Transp. Fac.                             4.75%     7/1/2024              3,700         3,076
Metro. NY Transp. Auth. Rev. Transp. Fac.                            5.625%     7/1/2027 (1)         13,480        12,597
Metro. NY Transp. Auth. Rev. Transp. Fac.                             6.00%     7/1/2019             30,855        30,971
Metro. NY Transp. Auth. Rev. Transp. Fac.                             6.00%     7/1/2024             13,000        12,868
New York City NY Muni. Water Finance Auth.
   Water & Sewer System Rev.                                          5.50%    6/15/2020             25,000        23,744
New York State Dormitory Auth. Rev. (City Univ.)                     6.375%     7/1/2008              1,340         1,386
New York State Dormitory Auth. Rev. (City Univ.)                      7.50%     7/1/2010              5,500         6,181
New York State Dormitory Auth. Rev. (Mount Sinai Health)              6.50%     7/1/2025 +           12,750        12,532
New York State Dormitory Auth. Rev. (State Univ.)                    5.375%    5/15/2007 (2)          2,100         2,129
New York State Dormitory Auth. Rev. (State Univ.)                     7.50%    5/15/2013             11,500        13,562
New York State Housing Finance Agency Auth. Rev.
   (Nursing Home & Health Care)                                       4.90%    11/1/2010 (1)          9,765         9,275
New York State Housing Finance Agency Auth. Rev.
   (Nursing Home & Healthcare)                                        5.00%    11/1/2011              8,795         8,416
New York State Housing Finance Agency Auth. Rev.
   (Nursing Home & Healthcare)                                        5.10%    11/1/2012             10,735        10,270
New York State Local Govt. Assistance Corp.                           6.00%     4/1/2005 (Prere.)     1,155         1,220
New York State Local Govt. Assistance Corp.                           6.00%     4/1/2016              5,245         5,343
New York State Local Govt. Assistance Corp.                           6.50%     4/1/2001 (Prere.)    10,310        10,708
Niagra Falls NY COP (High School Fac.)                               5.875%    6/15/2019 (1)          8,000         8,051
Port Auth. of New York & New Jersey Special Obligation Rev.
   (JFK International Airport)                                        6.25%    12/1/2008 (1)          4,000         4,276
Suffolk County NY IDR (Nissequogue Cogen Partners Fac.)              4.875%     1/1/2008              1,500         1,389
Suffolk County NY IDR (Nissequogue Cogen Partners Fac.)               5.30%     1/1/2013              1,750         1,571
Suffolk County NY IDR (Nissequogue Cogen Partners Fac.)               5.50%     1/1/2023              3,500         2,979
Triborough Bridge & Tunnel Auth. NY Rev.
   (Convention Center Project)                                        7.25%     1/1/2010             13,500        14,890
Triborough Bridge & Tunnel Auth. NY Rev. (General Purpose Rev.)       5.00%     1/1/2024              5,000         4,327
Triborough Bridge & Tunnel Auth. NY Rev. (General Purpose Rev.)       5.50%     1/1/2017             10,000         9,950
                                                                                                              -----------
                                                                                                                  284,303
                                                                                                              -----------

NORTH CAROLINA (0.7%)
New Hanover County NC Hosp. Rev.
   (New Haven Regional Medical Center Project)                        5.75%    10/1/2016 (2)         12,500        12,549
North Carolina Eastern Muni. Power Agency Rev.                        6.50%     1/1/2018 (ETM)        6,665         7,316
                                                                                                              -----------
                                                                                                                   19,865
                                                                                                              -----------

OHIO (4.5%)
Butler County OH Transp. Improvement Dist. Rev.                      5.125%     4/1/2017 (4)          5,000         4,655
Butler County OH Transp. Improvement Dist. Rev.                       5.50%     4/1/2009 (4)          3,000         3,063
Hamilton County OH Hosp. Fac. Rev. VRDO
   (Health Alliance of Greater Cincinnati)                            5.00%     5/3/2000 (1)          1,400         1,400
Lucas County OH Hosp. Fac. Rev. (Flower Memorial Hosp.)              8.125%    12/1/2001 (Prere.)     8,900         9,501
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)                5.20%    12/1/2006 (9)          5,000         4,989
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)                5.25%    12/1/2004 (9)          2,250         2,259
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)                5.35%    12/1/2008 (9)          4,615         4,621
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)               5.375%    12/1/2005 (9)          2,400         2,421
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)                5.40%    12/1/2009 (9)          3,850         3,858
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)                5.75%    12/1/2007 (9)          3,300         3,396
Ohio Air Quality Dev. Auth. PCR PUT (Cleveland Electric)              4.60%    10/1/2003              4,500         4,268
Ohio Air Quality Dev. Auth. PCR PUT (Ohio Edison Co.)                 5.80%    12/1/2004             10,000         9,867
Ohio Water Dev. Auth. PCR PUT (Cleveland Electric)                    4.40%    10/1/2000             23,255        23,142
Ohio Water Dev. Auth. PCR PUT (Cleveland Electric)                    4.60%    10/1/2003              3,550         3,372
Ohio Water Dev. Auth. PCR PUT (Pennsylvania Power Co. Project)        5.90%    12/4/2004              5,200         5,097

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT       VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                           COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
Ohio Water Dev. Auth. PCR PUT (Toledo Edison)                         5.25%     9/1/2002           $  6,000   $     5,877
Ohio Water Dev. Auth. PCR PUT (Toledo-Edison)                         5.58%    6/15/2004             18,800        18,343
Parma OH Hosp. Improvement Rev.
   (Parma Community General Hosp.)                                    5.35%    11/1/2018              2,500         2,149
Scioto County OH Marine Terminal Fac.
   (Norfolk Southern Corp. Project)                                   5.30%    8/15/2013             14,750        13,213
                                                                                                              -----------
                                                                                                                  125,491
                                                                                                              -----------

OKLAHOMA (1.4%)
Jackson County OK Memorial Hosp. Auth. Rev. (Jackson Memorial)        6.75%     8/1/2004              3,555         3,436
Jackson County OK Memorial Hosp. Auth. Rev. (Jackson Memorial)        7.30%     8/1/2015              4,000         3,762
Norman OK Regional Hosp. Auth.                                       5.625%     9/1/2016 (1)          4,510         4,422
Oklahoma Dev. Finance Auth. (Hillcrest Hosp.)                        5.625%    8/15/2029             36,850        28,103
                                                                                                              -----------
                                                                                                                   39,723
                                                                                                              -----------

OREGON (1.7%)
Klamath Falls OR Electric Rev.                                        5.50%     1/1/2007             11,000        10,346
Klamath Falls OR Electric Rev.                                        5.75%     1/1/2013             20,000        18,083
Oregon State Department Administrative Services                       5.70%     5/1/2016 (2)          3,500         3,649
Portland OR Sewer System Rev.                                         5.50%     6/1/2017 (1)          5,000         4,918
Umatilla County OR Hosp. Fac. Auth. Rev.
   (Catholic Health Initiative)                                       5.75%    12/1/2020              3,000         2,878
Umatilla County OR Hosp. Fac. Auth. Rev.
   (Catholic Health Initiative)                                       6.00%    12/1/2030              8,190         8,010
                                                                                                              -----------
                                                                                                                   47,884
                                                                                                              -----------

PENNSYLVANIA (11.2%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)   5.75%     1/1/2011 (1)          6,000         6,119
Beaver County PA IDA PCR PUT (Cleveland Electric Project)             4.60%    10/1/2003             12,950        12,254
Beaver County PA IDA PCR PUT (Toledo Edison)                          4.85%     6/1/2004             20,850        19,723
Bucks County PA IDA (Chandler Health Care)                            5.70%     5/1/2009              1,800         1,646
Bucks County PA IDA (Chandler Health Care)                            6.20%     5/1/2019              1,250         1,082
Delaware County PA Hosp. Auth. (Crozer Chester Medical Center)       5.125%    12/1/2013              3,400         2,827
Delaware County PA Hosp. Auth. (Crozer Chester Medical Center)        5.30%    12/1/2027              8,905         6,566
Delaware County PA IDA Resource Recovery Rev. (Browning Ferris)       5.50%     1/1/2002              5,000         4,907
Delaware County PA IDA Resource Recovery Rev. (Browning Ferris)       6.10%     1/1/2006              5,500         5,244
Delaware County PA IDA Resource Recovery Rev. (Browning Ferris)       6.10%     7/1/2013             30,500        27,195
Delaware Valley PA Regional Finance Auth. Local Govt. Rev.            5.50%     8/1/2028 (2)         47,000        44,747
Geisinger Health System Auth. of Pennsylvania
   (Penn State Geisinger Health System)                               5.50%    8/15/2023             27,700        26,070
Geisinger Health System Auth. of Pennsylvania VRDO
   (Penn State Geisinger Health System)                               5.80%     5/2/2000              4,500         4,500
Langhorne PA Higher Educ. & Health Auth. Rev. (Lower Bucks Hosp.)     7.30%     7/1/2012              4,500         3,363
Langhorne PA Higher Educ. & Health Auth. Rev. (Lower Bucks Hosp.)     7.35%     7/1/2022              8,625         6,278
Montgomery County PA Higher Educ. & Health Auth. Rev.
   (Brittany Point Project)                                           8.50%     1/1/2003 (Prere.)     5,000         5,516
Montgomery County PA IDA PCR (PECO Energy)                            5.20%    10/1/2004             10,000         9,753
Pennsylvania Convention Center Auth. Rev.                             6.60%     9/1/2009 (4)          2,500         2,682
Pennsylvania Convention Center Auth. Rev.                             6.70%     9/1/2014 (4)          3,500         3,747
Pennsylvania Convention Center Auth. Rev.                             6.75%     9/1/2019 (4)          3,695         3,937
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)                   7.05%    12/1/2010              2,500         2,574
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)                  7.125%    12/1/2015             14,000        14,394
Pennsylvania Higher Educ. Fac. Auth. Rev. VRDO
   (Carnegie Mellon Univ.)                                            5.80%     5/2/2000              8,200         8,200
Pennsylvania Housing Finance Agency Rev.                              7.60%     7/1/2013             10,000        10,449
Pennsylvania Intergovernmental Cooperative Auth. Rev.                 5.25%    6/15/2016 (3)          6,750         6,398
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
   (Children's Seashore Hosp.)                                        7.00%    8/15/2012              3,540         3,696
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
   (Children's Seashore Hosp.)                                        7.00%    8/15/2017              1,000         1,044
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
   (Children's Seashore Hosp.)                                        7.00%    8/15/2022                500           519
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
   (Methodist Hosp.)                                                  7.75%     7/1/2004 (Prere.)    11,955        13,241
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
   (Roxborough Memorial Hosp.)                                        7.25%     3/1/2024              9,390         9,004

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT       VALUE*
                                                                     COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. VRDO
   (Children's Hosp. Project)                                         5.80%     5/2/2000            $ 1,300   $     1,300
Philadelphia PA Muni. Auth. Rev.                                     6.125%    7/15/2008              4,000         4,022
Philadelphia PA Muni. Auth. Rev.                                      6.25%    7/15/2013              5,785         5,759
Philadelphia PA Muni. Auth. Rev.                                      6.30%    7/15/2017              1,750         1,723
Philadelphia PA Muni. Auth. Rev.                                     8.625%   11/15/2016                620           655
Philadelphia PA Water & Waste Water Rev.                              7.00%    6/15/2011 (3)         21,500        24,445
Schuylkill County PA IDA (Waste Managment)                            5.10%    10/1/2019              2,400         2,059
Westmoreland County PA IDA (Waste Management)                         5.10%     5/1/2018              4,400         3,777
                                                                                                              -----------
                                                                                                                  311,415
                                                                                                              -----------

RHODE ISLAND (0.2%)
Rhode Island Convention Center Auth. Rev.                             5.75%    5/15/2020 (2)          5,000         4,901
                                                                                                              -----------

SOUTH CAROLINA (0.4%)
South Carolina Econ. Dev. Auth. (Palmetto Health Alliance)           7.375%   12/15/2021             12,000        11,652
                                                                                                              -----------

TENNESSEE (1.3%)
Johnson City TN Health & Educ. Rev. (Johnson City Medical Center)    5.125%     7/1/2025 (1)(ETM)     9,090         8,192
Metro. Govt. of Nashville and Davidson County TN Electric Rev.        5.20%    5/15/2023             20,000        18,008
Springfield TN Health & Educ. Fac. Board Hosp. Rev.

   (Northcrest Medical Center)                                        4.90%     8/1/2008              4,010         3,633
Springfield TN Health & Educ. Fac. Board Hosp. Rev.
   (Northcrest Medical Center)                                        5.25%     8/1/2013              5,450         4,521
                                                                                                              -----------
                                                                                                                   34,354
                                                                                                              -----------

TEXAS (6.8%)
Austin TX Airport System Rev.                                         6.45%   11/15/2020 (1)         17,040        17,558
Austin TX Water, Sewer & Electric Rev.                               14.00%   11/15/2001                 95           102
Austin TX Water, Sewer & Electric Rev.                               14.00%   11/15/2001 (ETM)           15            16
Brazos River Auth. TX Rev. (Reliant Energy Inc.)                     5.375%     4/1/2019             11,500         9,840
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
   (Methodist Hosp. of Houston)                                       5.80%     5/2/2000              5,650         5,650
Harris County TX Hosp. Dist. Rev.                                     7.40%    2/15/2010 (2)         17,500        19,565
Harris County TX Improvement GO                                       0.00%    10/1/2013 (1)          9,630         4,487
Harris County TX Toll Road VRDO                                       5.10%     5/3/2000              5,900         5,900
Hidalgo County TX Health Mission Hosp.                               6.875%    8/15/2026              7,880         7,534
Houston TX Water & Sewer System Rev.                                  0.00%    12/1/2004 (2)         12,590         9,888
Houston TX Water & Sewer System Rev.                                  0.00%    12/1/2011 (2)         24,810        13,006
Houston TX Water & Sewer System Rev.                                  0.00%    12/1/2012 (2)         26,000        12,781
Houston TX Water & Sewer System Rev.                                 6.375%    12/1/2001 (2)(Prere.)    285           298
Houston TX Water & Sewer System Rev.                                 6.375%    12/1/2017 (2)          4,245         4,412
Lower Colorado River Auth. PCR

   (Samsung Austin Semiconductor LLC Project)                         6.95%     4/1/2030              9,000         8,932
Odessa TX Junior College Dist. Rev.                                  8.125%     6/1/2005 (Prere.)    10,000        11,424
San Antonio TX Electric & Gas Rev.                                    5.00%     2/1/2002 (Prere.)       150           152
San Antonio TX Electric & Gas Rev.                                    5.00%     2/1/2017              3,350         3,032
Texas Muni. Power Agency Rev.                                         0.00%     9/1/2006              6,205         4,418
Texas TRAN                                                            4.50%    8/31/2000             23,800        23,806
Texas Turnpike Auth. Dallas Northway Rev.

   (President George Bush Turnpike)                                   0.00%     1/1/2011 (2)          7,000         3,862
Tomball TX Hosp. Auth. Rev.                                           6.00%     7/1/2025              7,400         6,294
Tomball TX Hosp. Auth. Rev.                                           6.00%     7/1/2029             10,000         8,380
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)                5.30%     7/1/2007              2,250         2,115
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)                5.40%     7/1/2008              2,500         2,335
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)                5.50%     7/1/2009              2,000         1,845
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)               5.625%     7/1/2013              1,680         1,460
                                                                                                              -----------
                                                                                                                  189,092
                                                                                                              -----------

UTAH (0.9%)
Intermountain Power Agency Utah Power Supply Rev.                     5.70%     7/1/2017 (1)         12,000        11,921
Intermountain Power Agency Utah Power Supply Rev.                     5.75%     7/1/2019 (1)         13,000        12,835
                                                                                                              -----------
                                                                                                                   24,756
                                                                                                              -----------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                MATURITY             AMOUNT        VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                           COUPON         DATE              (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
VIRGIN ISLANDS (1.6%)
Virgin Islands Public Finance Auth. Rev.                              5.20%    10/1/2009            $ 3,065   $     2,909
Virgin Islands Public Finance Auth. Rev.                              5.50%    10/1/2007              6,530         6,452
Virgin Islands Public Finance Auth. Rev.                              5.75%    10/1/2013             11,000        10,334
Virgin Islands Public Finance Auth. Rev.                             5.875%    10/1/2018              8,350         7,635
Virgin Islands Public Finance Auth. Rev.                              6.00%    10/1/2008              4,915         4,860
Virgin Islands Public Finance Auth. Rev.                              6.00%   10/10/2022              2,000         1,828
Virgin Islands Public Finance Auth. Rev.                             6.375%    10/1/2019             10,000        10,003
                                                                                                              -----------
                                                                                                                   44,021
                                                                                                              -----------

VIRGINIA (3.0%)
Alexandria VA Redev. & Housing Auth. Rev. (Portals West Project)      9.50%    7/15/2020 oo           9,680         6,098
Charles City County VA IDA Solid Waste Disposal Rev.
   (Waste Management Project)                                        4.875%     2/1/2009              7,750         6,490
Chesterfield County VA Mortgage Rev. (Brandermill Woods Project)      6.50%     1/1/2028             15,803        13,714
Lynchburg VA IDA Healthcare Facs. Rev. (Centra Health)                5.20%     1/1/2018              4,400         3,839
Lynchburg VA IDA Healthcare Facs. Rev. (Centra Health)                5.20%     1/1/2023              1,000           846
Pocahontas Parkway Assoc. VA Route 895 Connector Toll Road Rev.       5.00%    8/15/2010 (3)          6,100         5,458
Pocahontas Parkway Assoc. VA Route 895 Connector Toll Road Rev.       5.00%    8/15/2011              3,900         3,434
Pocahontas Parkway Assoc. VA Route 895 Connector Toll Road Rev.       5.25%    8/15/2007              4,600         4,382
Pocahontas Parkway Assoc. VA Route 895 Connector Toll Road Rev.       5.25%    8/15/2009              6,000         5,577
Pocahontas Parkway Assoc. VA Route 895 Connector Toll Road Rev.       5.50%    8/15/2028             30,000        24,580
Viginia Beach VA Dev. Auth. Residential Care Fac. Mortgage Rev.
   (Westminster Canterbury)                                           7.25%    11/1/2032              9,000         8,834
                                                                                                              -----------
                                                                                                                   83,252
                                                                                                              -----------

WASHINGTON (1.7%)
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)       0.00%     6/1/2010 (1)         19,550        11,164
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)       0.00%     6/1/2011 (1)         11,400         6,145
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)       0.00%     6/1/2012 (1)         19,650         9,936
Port Auth. of Seattle WA GO                                           5.75%     5/1/2014             15,600        15,608
Spokane WA Downtown Parking Rev. (River Park Square Project)          5.60%     8/1/2019              6,000         4,597
                                                                                                              -----------
                                                                                                                   47,450
                                                                                                              -----------

WEST VIRGINIA (0.3%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)            7.00%     7/1/2013 (1)          8,390         9,677
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (COST $2,874,908)                                                                                            2,799,679
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.6%)
-------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                               50,760
Liabilities                                                                                                       (67,544)
                                                                                                              -----------
                                                                                                                  (16,784)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------------------------------------------------------
Applicable to 276,781,318 outstanding $.001 par value shares
   of beneficial interest (unlimited authorization)                                                            $2,782,895
=========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                          $10.05
=========================================================================================================================
 *See Note A in Notes to Financial Statements.
**Securities with an aggregate value of $5,851,000 have been segregated as initial margin for open futures contracts.
  For key to abbreviations and other  references, see page 67.

-------------------------------------------------------------------------------------------------------------------------
 AT APRIL 30, 2000, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------------------------------------
                                                                                                      AMOUNT          PER
                                                                                                       (000)        SHARE
-------------------------------------------------------------------------------------------------------------------------
Paid in Capital                                                                                  $2,886,562        $10.42
Undistributed Net Investment Income                                                                      --            --
Overdistributed Net Realized Gains                                                                  (28,260)         (.10)
Unrealized Depreciation--Note F
   Investment Securities                                                                            (75,229)         (.27)
   Futures Contracts                                                                                   (178)           --
-------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                      $2,782,895        $10.05
=========================================================================================================================

KEY TO ABBREVIATIONS

BAN--Bond Anticipation Note.
COP--Certificate of Participation.
CP--Commercial Paper.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
IDR--Industrial Development Revenue Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
RAN--Revenue Anticipation Note.
TAN--Tax Anticipation Note.
TOB--Tender Option Bond.
TRAN--Tax Revenue Anticipation Note.
VRDO--Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)--Prerefunded.

  oNon-Income-Producing Security--Interest Payments in Default.
 ooOnly partial interest was paid on the last interest payment date.
  +Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of April 30, 2000.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.                       F952 062000